As filed with the Securities and Exchange Commission on February 24, 2011

1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 163 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 166 ☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on March 1, 2011 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Dividend Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment Portfolio, Large-Cap Core Research Portfolio, Multi-Sector Option Strategy Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio have also executed this Registration Statement.

Eaton Vance Global Dividend Income Fund Class A Shares - EDIAX Class C Shares - EDICX Class I Shares - EDIIX Class R Shares - EDIRX A diversified fund seeking total return

Eaton Vance International Equity Fund Class A Shares - EAIEX Class C Shares - ECIEX Class I Shares - EIIEX A diversified international fund seeking total return

^Eaton Vance ^Parametric Structured Emerging Markets Fund Class A Shares - ^EAEMX Class C Shares - ^ECEMX Class I Shares - ^EIEMX A diversified fund ^investing in emerging market stocks

^ Prospectus Dated ^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Global Dividend Income Fund	3
International Equity Fund	7
^Parametric Structured Emerging Markets Fund	^10
Important Information Regarding Fund Shares	^14
Investment Objectives & Principal Policies and Risks	^15
Management and Organization	^18
Valuing Shares	^20
Purchasing Shares	^20
Sales Charges	^23
Redeeming Shares	^25
Shareholder Account Features	^26
Additional Tax Information	^27
Financial Highlights	^29
Global Dividend Income Fund	^29
International Equity Fund	^31
^Parametric Structured Emerging Markets Fund	^33

Eaton Vance Equity Funds

2

Prospectus dated ^March 1, 2011

Fund Summaries

Global Dividend Income Fund

Investment Objective

The Fund’s investment objective is to achieve total return for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^23 of this Prospectus and page ^30 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R

Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a	0.50%
Other Expenses	^0.26%	^0.26%	^0.26%	^0.26%
Total Annual Fund Operating Expenses	^1.31%	^2.06%	^1.06%	^1.56%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 ^Years	5 ^Years	10 Years	1 Year	3 ^Years	5 ^Years	10 Years

Class A shares	$^701	$^966	$1,^252	$2,^063	$^701	$^966	$1,^252	$2,^063
Class C shares	$^309	$^646	$1,^108	$2,^390	$^209	$^646	$1,^108	$2,^390
Class I shares	$^108	$^337	$^585	$1,^294	$^108	$^337	$^585	$1,^294
Class R shares	$^159	$^493	$^850	$1,^856	$^159	$^493	$^850	$1,^856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to invest primarily in common and preferred stocks of U.S. and non-U.S. companies that pay dividends. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the ^“80% Policy”). The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors. The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries. The Fund may invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below (^“junk bonds”), and may invest in securities in any rating category, including those in default^. The Fund may invest in real estate investment trusts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. ^The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency contracts.  Permitted derivatives include: the

Eaton Vance Equity Funds

3

Prospectus dated ^March 1, 2011

purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part).

In selecting securities, the Fund primarily seeks dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects primarily to invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch"), or Baa as determined by Moody’s Investors Service, Inc. ("Moody’s") or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, as a result of price declines that reach certain levels, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. The Fund’s investment objective may not be changed without shareholder approval.

The Fund currently invests its assets in Global Dividend Income Portfolio ^ (the "Portfolio"), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall^.

Foreign and Emerging Market Investment Risk. Because the Fund ^invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and ^preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

Sector Concentration Risk. Because the Fund ^may concentrate its investments in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect the utilities and financial services sectors and may fluctuate more than that of a less concentrated fund^.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives ^for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the ^exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  ^ Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^two broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com^.

^During the period from December 31, 2005 through December 31, ^2010, the highest quarterly total return for Class A was 12.71% for the quarter ended September 30, 2009, and the lowest quarterly return was –16.88% for the quarter ended December 31, 2008.^

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Prospectus dated ^March 1, 2011

Average Annual Total Return as of ^December 31, 2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^1.33%	^–0.22%	^0.02%
Class A Return After Taxes on Distributions	^–0.31%	^–1.79%	^–1.53%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^1.39%	^–0.70%	^–0.49%
Class C Return Before Taxes	^5.72%	^0.21%	^0.42%
Class I Return Before Taxes	^7.74%	^1.25%	^1.47%
Class R Return Before Taxes	^7.25%	^0.76%	^0.98%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	^11.76%	^2.43%	^2.83%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	^15.51%	^1.28%	^1.37%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (^“CDSC”) for Class C. Life of Fund returns are calculated from November 30, 2005. Class A and Class C commenced operations on November 30, ^2005. The Class I and Class R ^performance shown above for the period prior to January 31, ^2006 (commencement of ^operations) is the ^performance of Class ^A shares at net asset value without adjustment for any ^differences in the expenses of the classes. If adjusted for other expenses, returns would be different. The ^Fund’s primary benchmark has been changed to the MSCI World Index ^because it was deemed by the portfolio managers to be a ^more appropriate benchmark for the Fund. ^ Investors cannot invest directly in an index. (Source for MSCI World Index and Russell 1000 Value Index: MSCI and Lipper, Inc.^, respectively) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers

Aamer Khan, Vice President of BMR, has co-managed the Portfolio since 2005.

Judith A. Saryan, Vice President of BMR, has co-managed the Portfolio since 2005.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to ^“Important Information Regarding Fund Shares” on page ^14 of this Prospectus.

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

International Equity Fund

Investment Objective

The Fund’s investment objective is to achieve total return for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^23 of this Prospectus and page ^30 of the Fund’s Statement of Additional Information.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I

Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	^0.79%	^0.79%	^0.79%
Total Annual Fund Operating Expenses	^2.04%	^2.79%	^1.79%
Expense Reimbursement(2)	^(0.54)%	^(0.54)%	^(0.54)%
Total Annual Fund Operating Expenses After Expense Reimbursement	^1.50%	^2.25%	^1.25%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

^(2) The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through February 28, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 ^Years	5 ^Years	10 Years	1 Year	3 ^Years	5 ^Years	10 Years

Class A shares	$719	$1,^129	$1,^563	$^2,^767	$719	$1,^129	$1,^563	$^2,767
Class C shares	$328	$^814	$1,^426	$3,^080	$228	$^814	$1,^426	$3,^080
Class I shares	$127	$^511	$^919	$2,^061	$127	$^511	$^919	$2,^061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies domiciled in countries represented in the ^MSCI Europe, Australasia, Far East (^“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-^two countries. The Fund seeks to outperform the MSCI EAFE Index, however there can be no assurance that it will do so. The Fund normally invests at least 80% of its net assets in foreign equity securities (the ^“80% Policy”). The Fund maintains investments in not less than five different countries and may invest in companies located in established or emerging market countries. As an alternative to investing directly in foreign equity securities, the Fund may invest in depositary receipts, which are considered foreign securities for purposes of the Fund’s 80% Policy. The Fund may also lend its securities ^and  may engage in covered short sales.^

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

^The portfolio managers use fundamental research in managing the Fund. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. The portfolio managers are typically seeking to invest in companies that they consider to be high quality, global leading foreign companies with attractive valuations. In selecting stocks for investment, the portfolio managers may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. In selecting stocks for sale, the portfolio managers rely on a quantitative multi-factor ranking system and sector analysts to highlight deteriorating fundamentals, falling earnings estimates, poor valuation, worsening growth prospects, and poor relative price performance. Also, deteriorating macroeconomic factors for a security’s country of operation or industry can trigger a review for sale. The Fund generally acquires securities with the expectation of holding them for the long-term. It is intended that any change in the Fund’s investment objective will be submitted to shareholders for approval.

The Fund currently invests its assets in International Equity Portfolio (the "Portfolio"), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares ^are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The ^prices of ^stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^.

Foreign and Emerging Market Investment Risk. Because the Fund ^invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

^

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. ^ Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the period from December 31, 2006 through December 31, ^2010, the highest quarterly total return for Class A was 20.03% for the quarter ended September 30, 2009, and the lowest quarterly return was –23.88% for the quarter ended September 30, 2008.

Average Annual Total Return as of December 31, ^2010	One Year	Life of Fund

Class A Return Before Taxes	^–1.69%	–^2.19%
Class A Return After Taxes on Distributions	^–1.69%	–^2.24%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–0.59%	–^1.67%
Class C Return Before Taxes	^2.65%	–^1.65%
Class I Return Before Taxes	^4.69%	–^0.70%
^MSCI Europe, Australasia, and Far East (EAFE) Index (reflects net dividends, which reflect the deduction of withholding taxes)	^7.75%	^0.54%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on May 31, 2006. Life of Fund returns are calculated from May 31, 2006. ^Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: ^MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, ^and has no liability hereunder.^

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^ Management

Investment Adviser. Boston Management and Research ("BMR"). Investment Sub-Adviser. Eagle Global Advisors L.L.C. ("Eagle").

Portfolio Managers

Edward R. Allen, III, Partner of Eagle, has co-managed the Portfolio since 2006. Thomas N. Hunt, III, Partner of Eagle, has co-managed the Portfolio since 2006.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to ^“Important Information Regarding Fund Shares” on page ^14 of this Prospectus.

Eaton Vance Equity Funds

9

Prospectus dated ^March 1, 2011

Parametric Structured Emerging Markets Fund

Investment Objective

The Fund’s investment objective is to seek long-term capital apprecation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^23 of this Prospectus and page ^30 of the Fund’s Statement of Additional Information.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I

Management Fees	^0.96%	^0.96%	^0.96%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	^0.30%	^0.30%	^0.30%
Total Annual Fund Operating Expenses	^1.51%	^2.26%	^1.26%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 ^Years	5 ^Years	10 Years	1 Year	3 ^Years	5 ^Years	10 Years

Class A shares	$^720	$1,^025	$1,^351	$2,^273	$^720	$1,^025	$1,^351	$2,^273
Class C shares	$^329	$^706	$1,^210	$2,^595	$^229	$^706	$1,^210	$2,^595
Class I shares	$^128	$^400	$^692	$1,^523	$^128	$^400	$^692	$1,^523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries (the ^“80% Policy”). A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the ^MSCI World Index. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. For purposes of the Fund’s 80% Policy, depositary receipts are considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund may also invest in convertible instruments, which will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., rated lower than BBB by S&P Ratings Group or Fitch Ratings and lower than Baa by Moody’s Investors Service, Inc.). Such lower rated debt securities will not exceed 20% of total assets. More than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This strategy utilizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the

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Prospectus dated ^March 1, 2011

portfolio managers. The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries. The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight. This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

 Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate

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Prospectus dated ^March 1, 2011

reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund’s strategy is highly dependent on a quantitatively-based country weighting process, a structured sector allocation and a proprietary disciplined rebalancing model that generally has not been independently tested or otherwise reviewed. Securities and exposures selected using this proprietary strategy may be weighted differently than in capitalization-weighted indices and therefore may differ in relative contribution to performance.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. ^ Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the period from December 31, 2006 through December 31, ^2010, the highest quarterly total return for Class A was 37.04% for the quarter ended June 30, 2009, and the lowest quarterly return was –30.11% for the quarter ended December 31, 2008.^

Average Annual Total Return as of December 31, ^2010	One Year	Life of Fund

Class A Return Before Taxes	^14.81%	^10.29%
Class A Return After Taxes on Distributions	^14.72%	^10.25%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^9.94%	^9.04%
Class C Return Before Taxes	^19.97%	^10.90%
Class I Return Before Taxes	^22.14%	^12.02%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	^18.88%	^12.53%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A, Class C and Class I commenced operations on June 30, 2006. Life of Fund returns are calculated from June 30, 2006. ^Investors cannot invest directly in an Index. (Source for MSCI Emerging Markets Index: ^MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, ^and has no liability hereunder.^

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. ^Eaton Vance Management ^("^Eaton Vance").

Investment Sub-Adviser. Parametric Portfolio Associates LLC ("Parametric").

Portfolio Managers

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

Thomas Seto, Vice President and Director of Portfolio Management of Parametric, has co-managed the Fund since 2007.

David M. Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to ^“Important Information Regarding Fund Shares” on page ^14 of this Prospectus.

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Prospectus dated ^March 1, 2011

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class C and Class R and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated ^March 1, 2011

Investment Objectives & Principal Policies and Risks

Each Fund and Portfolio is permitted to engage in the following investment practices to the extent set forth in "Fund Summaries" above. References to the "Fund" below are to each Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in "Fund Summaries." As noted in "Fund Summaries," each Fund (except Parametric Structured Emerging Markets Fund) seeks to achieve its objective by investing in the Portfolio named therein, which has the same objectives and policies as the Fund. Set forth below is additional information about such policies and risks of the Fund described in "Fund Summaries" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

^

^Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign investments^); unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign investments.

The foregoing risks of foreign investing can be more significant in less developed ^countries characterized as emerging ^market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging ^market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging ^market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and ^bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would ^otherwise choose to sell. Emerging ^market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") ^to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^A Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic

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Prospectus dated ^March 1, 2011

leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Options on ^Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (^“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. ^If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the ^option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the ^instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. ^ As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.

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The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Equity-Linked Securities. Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Short Sales. A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

^

Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Smaller Companies. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Utilities and Financial Services Companies. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Real Estate Investment Trusts. Real estate investment trusts ("REITs") are subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value ^of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.

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Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% of its assets in cash ^or cash equivalents temporarily, which may be inconsistent with its investment objective.

^

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions ^(which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days’ advance written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Parametric Structured Emerging Markets Fund’s investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Parametric Structured Emerging Markets Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (^“BMR”), a subsidiary of Eaton Vance Management (^“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance serves as investment adviser to Parametric Structured Emerging Markets Fund. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals. The investment advisers manage investments pursuant to an investment advisory agreement. Global Dividend Income ^Fund and International Equity ^Fund are allocated their pro rata share of the advisory fee paid by the Portfolio in which they invest. Information about portfolio managers and advisory fees is set forth below^.

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18

Prospectus dated ^March 1, 2011

Global Dividend Income Portfolio. Under its investment advisory agreement with Global Dividend Income Portfolio, BMR receives a monthly advisory fee equivalent to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Judith A. Saryan and Aamer Khan have managed the Global Dividend Income Portfolio since it commenced operations. Both Ms. Saryan and Mr. Khan have been members of the equity investment group at Eaton Vance for more than five years and manage other Eaton Vance portfolios. Ms. Saryan has managed Eaton Vance portfolios for more than five years and Mr. Khan has been an analyst on Eaton Vance portfolios for more than five years, and each are Vice Presidents of Eaton Vance and BMR.

International Equity Portfolio. Under its investment advisory agreement with International Equity Portfolio, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors L.L.C. (^“Eagle”), a registered investment adviser. Eagle is located at 5847 San Felipe, Suite 930, Houston, TX 77057. BMR pays Eagle a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 1.00%.

Edward R. Allen, III and Thomas N. Hunt, III have served as the portfolio managers of the International Equity Portfolio since commencement of operations. Messrs. Allen and Hunt are each partners at Eagle and have been employed by Eagle for more than five years.

^

Parametric Structured Emerging Markets Fund. Under its investment advisory agreement with Parametric Structured Emerging Markets Fund, Eaton Vance receives a monthly advisory fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate

Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

^Pursuant to an investment sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates LLC ("Parametric"), a registered investment adviser and majority-owned affiliate of Eaton Vance Corp. Parametric is located at ^1918 8th Avenue, Suite 3100, Seattle, WA ^98101. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to Eaton Vance, based on average daily net assets of the Fund, was 0.^81%.

Parametric Structured Emerging Markets Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Thomas Seto and David Stein. Mr. Seto and Mr. Stein have been portfolio managers of the Fund since March 1, 2007. Mr. Seto has been Vice President and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both have co-managed other Eaton Vance funds since 2005.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the investment advisory and, if applicable, sub-advisory ^agreements.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (except International Equity Fund) is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets. For the fiscal year ended October 31, ^2010, each Fund (except International Equity Fund) paid Eaton Vance administration fees of 0.15% of average daily net assets. Eaton Vance receives no compensation for serving as the administrator of International Equity Fund.

Eaton Vance Equity Funds

19

Prospectus dated ^March 1, 2011

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund or Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser or sub-adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. In certain situations, the investment adviser or sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund or Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund or Portfolio can change on days when Fund shares cannot be redeemed. The investment adviser or sub-adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com.

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Prospectus dated ^March 1, 2011

Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as ^“price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see ^“Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see ^“Reducing or Eliminating Class A Sales Charges” under ^“Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in ^“Reducing or Eliminating Class A Sales Charges” under ^“Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Eaton Vance Equity Funds

22

Prospectus dated ^March 1, 2011

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See ^“CDSC Waivers” under ^“Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

^Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term ^“financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

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Prospectus dated ^March 1, 2011

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

^Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or ^“street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/ or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See ^“Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see ^“Shareholder Account Features”) and for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A, Class C and Class R shares shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called ^“12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C and Class R also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to ^0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

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Prospectus dated ^March 1, 2011

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail	Send your request to the transfer agent along with any certificates and stock powers.
The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in
The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion
signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday,
8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more
Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
By Internet	Certain shareholders can redeem by logging on to the Eaton Vance website at
www.eatonvance.com. Proceeds of internet redemptions are generally limited to
$100,000 per account (which may include shares of one or more Eaton Vance funds)
and can be sent only to the account address or to a bank pursuant to prior instructions.
For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

^While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Prospectus dated ^March 1, 2011

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest	Dividends are paid in cash and capital gains are reinvested in additional shares.
Option
•Cash Option	Distributions are paid in cash.
•Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (^“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates^. Portfolio holdings information as of each month end are posted 30 days after month end (calendar quarter end holdings are posted 30 days after quarter end for Global Dividend Income Fund and Global Dividend Income Portfolio) is posted to the website 30 days after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent ^calendar quarter end (or month end in the case of Parametric Structured Emerging Markets Fund) ^on the Eaton Vance website approximately ten business days after the ^calendar quarter end (or month end in the case of Parametric Structured Emerging Markets Fund) ^and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases^.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see

Eaton Vance Equity Funds

26

Prospectus dated ^March 1, 2011

back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for ^“market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

^“Street Name” Accounts. If your shares are held in a ^“street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a ^“street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund intends to pay dividends annually, except Global Dividend Income Fund which intends to pay dividends monthly, and to distribute any net realized capital gains (if any) annually. Distributions of income (other than qualified dividend income, which is described below) and net short-term capital gains will be taxable as ordinary income. Distributions of qualified dividend income and any long-term capital gains are taxable at long-term capital gain rates. Taxes on distributions of capital gains are determined by how long a Fund or Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or

Eaton Vance Equity Funds

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Prospectus dated ^March 1, 2011

her shares in a Fund. Different classes may distribute different amounts. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of Global Dividend Income ^Fund’s ^income distributions may be eligible for the dividends-received deduction for corporations.

For taxable years beginning on or before December 31, ^2012, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund’s investments in foreign securities may be subject to foreign withholding or other foreign taxes, which would decrease the Fund’s return on such securities. Under certain circumstances, shareholders of International Equity Fund and Parametric Structured Emerging Markets Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The International Equity Fund and Parametric Structured Emerging Markets Fund intend to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local, foreign and other taxes to an investment.

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Prospectus dated ^March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that for Parametric Structured Emerging Markets Fund, information prior to October 31, 2007 was audited by another independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

					Global Dividend Income Fund

					Year Ended October 31,

		2010				2009				2008

	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R

Net asset value - Beginning of year	$ 7.120	$ 7.080	$ 7.120	$ 7.120	$ 7.720	$ 7.680	$ 7.710	$ 7.720	$ 12.640	$ 12.580	$12.640	$12.660
Income (loss) from operations
Net investment income(2)	$ 0.487(13)	$ 0.432(13)	$ 0.509(13)	$ 0.494(13)	$ 0.508	$ 0.446	$ 0.527	$ 0.528	$0.923	$ 0.837	$ 0.977	$ 0.847
Net realized and unrealized gain (loss)	0.141	0.135	0.128	0.109	(0.523)	(0.509)	(0.513)	(0.557)	(5.087)	(5.061)	(5.125)	(5.057)
Total income (loss) from operations	$ 0.628	$ 0.567	$ 0.637	$ 0.603	$ (0.015)	$ (0.063)	$ 0.014	$(0.029)	$ (4.164)	$ (4.224)	$ (4.148)	$ (4.210)
Less distributions
From net investment income	$ (0.478)	$ (0.427)	$ (0.497)	$(0.463)	$ (0.585)	$ (0.537)	$ (0.604)	$(0.571)	$ (0.756)	$ (0.676)	$ (0.782)	$ (0.730)
Total distributions	$ (0.478)	$ (0.427)	$ (0.497)	$(0.463)	$ (0.585)	$ (0.537)	$ (0.604)	$(0.571)	$ (0.756)	$ (0.676)	$ (0.782)	$ (0.730)
Net asset value - End of year	$ 7.270	$ 7.220	$ 7.260	$ 7.260	$ 7.120	$ 7.080	$ 7.120	$ 7.120	$7.720	$ 7.680	$ 7.710	$ 7.720
Total return(3)	9.13%	8.26%	9.27%	8.76%	0.50%	(0.21)%	0.91%	0.29%	(34.35)%	(34.86)%	(34.28)%	(34.63)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$231,335	$149,034	$33,513	$ 464	$237,034	$137,459	$16,221	$ 282	$161,744	$108,613	$ 2,155	$71
Ratios (as a percentage of average daily net
assets):
Expenses before custodian fee reduction(4)	1.31%	2.06%	1.06%	1.56%	1.33%	2.08%	1.08%	1.58%	1.31%	2.06%	1.06%	1.56%
Expenses after custodian fee reduction(4)	1.31%	2.06%	1.06%	1.56%	1.33%	2.08%	1.08%	1.58%	1.31%	2.06%	1.06%	1.56%
Net investment income	6.79%(13)	6.07%(13)	7.15%(13)	6.95%(13)	7.49%	6.61%	7.59%	7.88%	8.72%	7.94%	9.20%	8.05%
Portfolio Turnover of the Portfolio	156%	156%	156%	156%	177%	177%	177%	177%	256%	256%	256%	256%
Portfolio Turnover of the Fund	—	—	—	—	—	—	—	—	—	—	—	—

(See footnotes on last page.)

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Prospectus dated ^March 1, 2011

^Financial Highlights (continued)

				Global Dividend Income Fund

				Period Ended October 31,

		2007				2006(1)

	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R

Net asset value - Beginning of period	$ 11.410	$ 11.360	$11.410	$11.400	$10.000	$10.000	$10.610	$10.610
Income (loss) from operations
Net investment income(2)	$ 0.729	$0.644	$ 0.831	$ 0.788	$ 1.401	$ 1.322	$ 1.912	$1.162
Net realized and unrealized
gain (loss)	1.282	1.270	1.209	1.222	0.487	0.470	(0.614)(10)	0.090
Total income (loss) from operations	$ 2.011	$1.914	$ 2.040	$ 2.010	$ 1.888	$ 1.792	$ 1.298	$1.252
Less distributions
From net investment income	$ (0.781)	$(0.694)	$ (0.810)	$ (0.750)	$ (0.478)	$ (0.432)	$ (0.498)	$ (0.462)
Total distributions	$ (0.781)	$(0.694)	$ (0.810)	$ (0.750)	$ (0.478)	$ (0.432)	$ (0.498)	$ (0.462)
Net asset value - End of period	$ 12.640	$ 12.580	$12.640	$12.660	$11.410	$11.360	$11.410	$11.400
Total return(3)	18.18%	17.31%	18.45%	18.15%	19.26%(9)	18.25%(9)	12.62%(9)	12.15%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,609	$118,841	$ 2,317	$81	$29,586	$23,105	$ 1,098	$28
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.36%	2.11%	1.11%	1.61%	1.41%(5)(6)	2.16%(5)(6)	1.16%(5)(6)	1.66%(5)(6)
Expenses after custodian fee reduction(4)	1.36%	2.11%	1.11%	1.61%	1.40%(5)(6)	2.15%(5)(6)	1.15%(5)(6)	1.65%(5)(6)
Net investment income	6.00%	5.33%	6.87%	6.51%	14.04%(5)(6)	13.27%(5)(6)	25.28%(5)(6)	14.30%(5)(6)
Portfolio turnover of the Portfolio	—	—	—	—	170%(8)(9)	170%(8)(9)	170%(8)(9)	170%(8)(9)
Portfolio Turnover of the Fund	87%	87%	87%	87%	35%(7)(9)	35%(7)(9)	35%(7)(9)	35%(7)(9)

(See footnotes on last page.)

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Prospectus dated ^March 1, 2011

Financial Highlights (continued)

				International Equity Fund

				Year Ended October 31,

		2010			2009			2008

	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of period	$ 8.440	$ 8.330	$ 8.460	$ 7.260	$ 7.160	$ 7.290	$14.200	$14.060	$14.240
Income (loss) from operations
Net investment income (loss)(2)	$ 0.081	$ 0.017	$ 0.095	$ 0.136	$ 0.080	$ 0.175	$ 0.209	$ 0.130	$ 0.246
Net realized and unrealized gain (loss)	0.329	0.322	0.331	1.177	1.162	1.150	(6.901)	(6.829)	(6.934)
Total income (loss) from operations	$ 0.410	$ 0.339	$ 0.426	$ 1.313	$ 1.242	$ 1.325	$ (6.692)	$ (6.699)	$ (6.688)
Less distributions
From net investment income (loss)	$ (0.132)	$(0.081)	$ (0.148)	$(0.135)	$(0.074)	$ (0.157)	$ (0.249)	$ (0.202)	$ (0.263)
Total distributions	$ (0.132)	$(0.081)	$ (0.148)	$(0.135)	$(0.074)	$ (0.157)	$ (0.249)	$ (0.202)	$ (0.263)
Redemption fees(2)	$ 0.002	$ 0.002	$ 0.002	$ 0.002	$ 0.002	$ 0.002	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of period	$ 8.720	$ 8.590	$ 8.740	$ 8.440	$ 8.330	$ 8.460	$ 7.260	$ 7.160	$ 7.290
Total Return (3)	4.88%	4.09%	5.19%	18.47%	17.57%	18.48%	(47.91)%	(48.33)%	(47.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,012	$ 2,165	$14,123	$ 7,132	$ 2,122	$11,960	$ 5,084	$ 1,350	$10,120
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(12)	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%
Expenses after custodian fee reduction(4)(12)	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%
Net investment income	0.92%	0.21%	1.21%	1.92%	1.13%	2.44%	1.80%	1.12%	2.12%
Portfolio Turnover of the Portfolio	47%	47%	47%	61%	61%	61%	35%	35%	35%

(See footnotes on last page.)

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Prospectus dated ^March 1, 2011

Financial Highlights (continued)^

			International Equity Fund

			Period Ended October 31,

		2007			2006(1)

	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of period	$10.650	$10.620	$10.660	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.468(13)	$ 0.338(13)	$ 0.416(13)	$ (0.003)	$ (0.037)	$ 0.037
Net realized and unrealized gain (loss)	3.119	3.127	3.206	0.653	0.657	0.623
Total income (loss) from operations	$3.587	$ 3.465	$ 3.622	$ 0.650	$ 0.620	$ 0.660
Less distributions
From net investment income (loss)	$ (0.038)	$ (0.026)	$ (0.043)	$—	$—	$—
Total distributions	$ (0.038)	$ (0.026)	$ (0.043)	$—	$—	$—
Redemption fees(2)	$0.001	$ 0.001	$ 0.001	$ 0.000(11)	$ 0.000(11)	$ 0.000(11)
Net asset value - End of period	$14.200	$14.060	$14.240	$10.650	$10.620	$10.660
Total Return (3)	33.78%	32.79%	34.09%	6.50%(9)	6.20%(9)	6.60%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,124	$ 1,200	$ 9,787	$ 430	$ 170	$ 2,726
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(12)	1.50%	2.25%	1.25%	1.51%(6)	2.26%(6)	1.26%(6)
Expenses after custodian fee reduction(4)(12)	1.50%	2.25%	1.25%	1.50%(6)	2.25%(6)	1.25%(6)
Net investment income (loss)	3.82%(13)	2.78(13)	3.43%(13)	(0.08)%(6)	(0.87)%(6)	0.87%(6)
Portfolio Turnover of the Portfolio	21%	21%	21%	1%(9)	1%(9)	1%(9)

(See footnotes on last page.)

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Prospectus dated ^March 1, 2011

Financial Highlights (continued)^

				Parametric Structured Emerging Markets Fund

				Year Ended October 31,

		2010			2009			2008

	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of year	$ 12.440	$12.280	$ 12.460	$ 8.290	$ 8.160	$ 8.320	$17.500	$17.320	$ 17.540
Income (loss) from operations
Net investment income(2)	$ 0.105	$ 0.020	$ 0.163	$ 0.121	$ 0.042	$ 0.156	$ 0.190	$ 0.092	$ 0.231
Net realized and unrealized gain (loss)	3.082	3.032	3.071	4.120	4.087	4.109	(9.216)	(9.117)	(9.251)
Total income (loss) from operations	$ 3.187	$ 3.052	$ 3.234	$ 4.241	$ 4.129	$ 4.265	$ (9.026)	$ (9.025)	$ (9.020)
Less distributions
From net investment income	$ (0.089)	$ (0.024)	$ (0.116)	$ (0.092)	$ (0.010)	$ (0.126)	$ (0.087)	$ (0.038)	$ (0.103)
From net realized gain	—	—	—	—	—	—	(0.098)	(0.098)	(0.098)
Total distributions	$ (0.089)	$ (0.024)	$ (0.116)	$ (0.092)	$ (0.010)	$ (0.126)	$ (0.185)	$ (0.136)	$ (0.201)
Redemption fees (2)	$ 0.002	$ 0.002	$ 0.002	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 15.540	$15.310	$ 15.580	$ 12.440	$12.280	$ 12.460	$ 8.290	$ 8.160	$ 8.320
Total Return (3)	25.77%	24.91%	26.22%	51.81%	50.69%	52.15%	(52.10)%	(52.50)%	(51.99)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$267,040	$22,800	$1,623,796	$104,727	$16,918	$846,944	$74,062	$ 9,828	$278,147
Ratios (as a percentage of average daily net assets):
Expenses(15)	1.51%	2.26%	1.26%	1.57%(14)	2.32%(14)	1.33%(14)	1.50%(14)	2.25%(14)	1.25%(14)
Net investment income	0.77%	0.15%	1.19%	1.26%	0.44%	1.56%	1.33%	0.65%	1.62%
Portfolio Turnover	8%	8%	8%	11%	11%	11%	5%	5%	5%

(See footnotes on last page.)

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Prospectus dated ^March 1, 2011

Financial Highlights (continued)^

		Parametric Structured Emerging Markets Fund

			Period Ended October 31,

		2007			2006(1)

	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of period	$11.150	$11.120	$ 11.150	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$ 0.110	$ 0.010	$ 0.160	$ 0.010	$ (0.010)	$ 0.030
Net realized and unrealized gain (loss)	6.215	6.190	6.232	1.140	1.130	1.120
Total income (loss) from operations	$ 6.325	$ 6.200	$ 6.392	$ 1.150	$ 1.120	$ 1.150
Less distributions
From net investment income	$—	$—	$ (0.002)	$—	$—	$—
From net realized gain	—	—	—	—	—	—
Total distributions	$—	$—	$ (0.002)	$—	$—	$—
Redemption fees (2)	$ 0.025	$—	$ 0.000(11)	$ 0.000(11)	$—	$—
Net asset value - End of period	$17.500	$17.320	$ 17.540	$11.150	$11.120	$11.150
Total Return (3)	56.95%	55.76%	57.34%	11.50%(9)	11.20%(9)	11.50%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,611	$10,218	$273,719	$ 1,451	$ 132	$15,405
Ratios (as a percentage of average daily net assets):
Expenses(15)	1.50%(14)	2.25%(14)	1.25%(14)	1.50%(6)(14)	2.25%(6)(14)	1.25%(6)(14)
Net investment income (loss)	0.77%	0.06%	1.12%	0.32%(6)	(0.30)%(6)	0.88%(6)
Portfolio Turnover	6%	6%	6%	6%(9)	6%(9)	6%(9)

^(1) For Class A and Class C shares of Global Dividend Income Fund, from the start of business, November 30, 2005, to October 31, 2006; for Class I and Class R shares of Global Dividend Income Fund, from the initial issuance of shares, January 31, 2006 to October 31, 2006; for Class A, Class C and Class I shares of International Equity Fund, for the period from the start of business, May 31, 2006, to October 31, 2006^; ^and for Class A, Class C and Class I shares of Parametric Structured Emerging Markets Fund, for the period from the start of business, June 30, 2006, to October 31, 2006.

(2) Computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4) Includes the Fund’s share of the Portfolio’s allocated expenses.

(5) The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005 to October 31, 2006 for Class A and C shares and for the period from the initial issuance of shares, January 31, 2006, to October 31, 2006 for Class I and R shares). Absent this subsidy, total returns would have been lower.

(6) Annualized.

(7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8) For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.

(9) Not annualized.

(10) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of ^Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

^(^11)Amount represents less than $0.^0005.

(^12) The investment adviser of the Portfolio waived all or a portion of its investment adviser fee ^and/or the investment adviser and administrator subsidized certain operating expenses (equal to 0.54%, 0.85%, 0.56%, 1.17% and 19.97% of average daily net assets for the years ended October 31, 2010, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the waiver ^and/or subsidy, total return would be lower.

^(13) Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064, $0.062, $0.056 and $0.055 per share of Class A, Class C, Class I and Class R, respectively, of Global Dividend Income Fund; and $0.342, $0.290 and $0.241 per share of Class A, Class C and Class I, respectively, of International Equity Fund. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.89%, 5.19%, 6.37% and 6.18% for Class A, Class C, Class I and Class R, respectively, of Global Dividend Income Fund; and 1.02%, 0.39% and 1.44% for Class A, Class C and Class I, respectively, of International Equity Fund.

(^14) The investment adviser and administrator waived a portion of its fees and susidized certain operating expenses (equal to 0.02%, 0.20%, 0.52% and 9.49% of average daily net assets for the years ended October 31, 2009, 2008 and 2007 and the period ended October 31, 2006, respectively).

(^15) Excludes the effect of custody fee credits, if any, of less than 0.005%.

Eaton Vance Equity Funds

34

Prospectus dated ^March 1, 2011

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s and Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the marketconditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-	Pawtucket, RI
9653	02860

The Funds’ Investment Company Act No. is 811-04015.	DEISEP
^2830-3/11	© ^2011 Eaton Vance Management

^
Eaton Vance Government Obligations Fund
Class A Shares - EVGOX      Class B Shares - EMGOX      Class C Shares - ECGOX
Class I Shares - EIGOX      Class R Shares - ERGOX
A diversified fund seeking high current return

Eaton Vance High Income Opportunities Fund Class A Shares - ^ETHIX Class B Shares - ^EVHIX lass C Shares - ^ECHIX lass I Shares - ^EIHIX A diversified fund seeking a high level of current income

Eaton Vance Low Duration Fund Class A Shares - EALDX Class B Shares - EBLDX Class C Shares - ECLDX Class I Shares - EILDX A diversified fund seeking total return ^

Prospectus Dated ^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

^

This Prospectus contains important information about the ^Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Government Obligations Fund	3
High Income Opportunities Fund	7
Low Duration Fund	12
Important Information Regarding Fund Shares	16
Investment Objectives & Principal Policies and Risks	17
Management and Organization	24
Valuing Shares	25
Purchasing Shares	26
Sales Charges	29
Redeeming Shares	31
Shareholder Account Features	32
Additional Tax Information	33
Financial Highlights	35
Government Obligations Fund	35
High Income Opportunities Fund	38
Low Duration Fund	40
Appendix A - Credit Quality	42
Further Information About The Portfolios	43

Eaton Vance Fixed Income Funds

2

Prospectus dated March 1, 2011

Fund Summaries

Eaton Vance Government Obligations Fund

Investment Objective

The Fund’s investment objective is to provide a high current return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^29 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information^.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R

Management Fees	^0.71%	^0.71%	^0.71%	^0.71%	^0.71%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%
Other Expenses	^0.19%	^0.19%	^0.19%	^0.19%	^0.19%
Total Annual Fund Operating Expenses	^1.15%	^1.90%	^1.90%	^0.90%	^1.40%

(1)^ Expenses in the table above and the Example below reflect the expenses of the Fund and the ^Portfolio.

^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$587	^$823	^$1,078	^$1,806	^$587	^$823	^$1,078	^$1,806
Class B shares	^$693	^$997	^$1,226	^$2,027	^$193	^$597	^$1,026	^$2,027
Class C shares	^$293	^$597	^$1,026	^$2,222	^$193	^$597	^$1,026	^$2,222
Class I shares	^$92	^$287	^$498	^$1,108	^$92	^$287	^$498	^$1,108
Class R shares	^$143	^$443	^$766	^$1,680	^$143	^$443	^$766	^$1,680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

^

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities (the "80% Policy"). The Fund invests primarily in mortgage-backed securities (“MBS”) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. When investing in MBS, the Fund currently focuses on so-called “seasoned

Eaton Vance Fixed Income Funds

3

Prospectus dated March 1, 2011

MBS.” The Fund also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”). While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Department of the Treasury. The Fund’s shares are not guaranteed by the U.S. Government.

The Fund may engage in short sales of securities. No more than 25% of its assets will be subject to short sales at any one time. The Fund may take short or long positions with regard to certain Markit indices, which are synthetic total return swap indices. The Fund may seek to earn income and to enhance total return by lending portfolio holdings to broker-dealers or other institutional borrowers. The Fund may invest the collateral received from loans in securities in which it may invest. The portfolio manager also uses active management techniques (such as derivatives, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) and may borrow from banks for investment purposes.

Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments and interest rate, credit default, inflation and total return swaps. The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of its holdings.

The Fund’s investments are generally held for the long term. The portfolio manager seeks to purchase securities believed to be the best relative value with regard to price, yield, and expected total return in relation to available bonds in the approved markets. Investment decisions are made primarily on the basis of fundamental research and relative value. The portfolio manager may sell a security when it no longer represents the best relative value and the fundamental research or cash needs dictate.

The Fund primarily invests its assets in Government Obligations Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

^

Credit Risk. Income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Eaton Vance Fixed Income Funds

4

Prospectus dated March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

^

Borrowing Risk. Borrowing to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp decline in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Eaton Vance Fixed Income Funds

5

Prospectus dated March 1, 2011

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 4.78% for the quarter ended September 30, 2001, and the lowest quarterly return was –1.06% for the quarter ended June 30, 2004. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 2.56%, for Class B shares was 2.00%, for Class C shares was 1.94%, for Class I shares was 2.88% and for Class R shares was 2.49%. For current yield information call 1-800-262-1122..

Average Annual Total Return as of December 31,^ 2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–0.57%	^4.65%	^4.41%
Class A Return After Taxes on Distributions	^–1.93%	^2.88%	^2.22%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–0.31%	^2.94%	^2.43%
Class B Return Before Taxes	^–1.42%	^4.54%	^4.13%
Class C Return Before Taxes	^2.59%	^4.85%	^4.11%
Class I Return Before Taxes	^4.61%	^5.74%	^4.96%
Class R Return Before Taxes	^4.09%	^5.37%	^4.71%
Barclays Capital U.S. Intermediate Government Index (reflects no deduction for fees, expenses or taxes)	^4.98%	^5.41%	^5.11%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class R and Class I performance shown above for the periods prior to August 12, 2005 and April 3, 2009 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for Barclays Capital U.S. Intermediate Government Index: Lipper, Inc.) After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Manager. The Portfolio is managed by Susan Schiff, Vice President of BMR, who has managed the Portfolio since its inception in 1992.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 16 of this Prospectus.

Eaton Vance Fixed Income Funds

6

Prospectus dated March 1, 2011

Eaton Vance High Income Opportunities Fund

Investment Objectives

The Fund’s primary investment objective is to provide a high level of current income. The Fund seeks growth of capital as a secondary investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	^0.58%	^0.58%	^0.58%	^0.58%
Distribution and Service (12b-1) Fees	^0.25%	^1.00%	^1.00%	^n/a
Other Expenses	^0.21%	^0.21%	^0.21%	^0.21%
Total Annual Fund Operating Expenses	^1.04%	^1.79%	^1.79%	^0.79%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$576	^$790	^$1,022	^$1,686	^$576	^$790	^$1,022	^$1,686
Class B shares	^$682	^$963	^$1,170	^$1,908	^$182	^$563	^$970	^$1,908
Class C shares	^$282	^$563	^$970	^$2,105	^$182	^$563	^$970	^$2,105
Class I shares	^$81	^$252	^$439	^$978	^$81	^$252	^$439	^$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Fund invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions. The Fund normally invests primarily in bonds rated in the lowest investment grade category or below by Moody’s Investors Service, Inc. ("Moody’s") or BBB and below by Standard & Poor’s Ratings Group ("S&P") and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Fund may invest up to 15% of its total assets in convertible securities. The Fund may also purchase securities that make “in-kind“ interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Fund may invest up to 25% of its total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-U.S. dollar denominated investments. With respect to non-U.S. dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency exchange contracts. Under normal circumstances, the Fund will generally hold well in excess

Eaton Vance Fixed Income Funds 7 Prospectus dated March 1, 2011 of 100 securities, which may help reduce investment risk. The Fund may invest up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Fund will utilize short sales and repurchase agreements.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments, interest rate, credit default, inflation and total return swaps, forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to seek to shorten the average interest rate re-set time of its holdings. It is anticipated that the Fund may have net economic leverage of up to 20% through the use of credit default swaps. High Income Opportunities Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The Fund currently invests its assets in High Income Opportunities Portfolio (the "Portfolio"), a separate registered investment company with the same investment objectives and policies as the Fund.

Principal Risks

Risk of Lower Rated Investments. Investments rated below investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Credit Risk. Income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

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^

Risks of Deep Discount Bonds. Deep Discount Bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments, may experience greater volatility in response to interest rate changes.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Borrowing Risk. Borrowing to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Interest Rate Risk. As interest rates rise, the value of ^fixed income investments is likely to decline. Conversely, when interest rates decline, the value of ^fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. ^Investments with longer ^maturities typically offer higher yields, but are more sensitive to changes in interest rates than ^investments with shorter ^maturities, making them more volatile^. In a declining interest rate environment, prepayment of ^loans may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

^

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foregn securities including political and economic risks. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Risk of Senior Loans. Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates. Junior Loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to

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previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

^

Risks of Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp decline in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual ^returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class ^B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

^During the ^ten years ended December 31, ^2010, the highest quarterly total return for Class ^B was ^26.^11% for the quarter ended June 30, 2009, and the lowest quarterly return was –^29.^22% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was ^6.^41%, for Class B shares was ^6.^03%, for Class C shares was ^6.^00% and for Class I shares was ^6.^93%. For current yield information call 1-800-262-1122.

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Prospectus dated March 1, 2011

Average Annual Total Return as of December 31, 2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	^10.27%	^5.39%	^6.51%
Class B Return Before Taxes	^10.04%	^5.40%	^6.56%
Class B Return After Taxes on Distributions	^6.91%	^2.27%	^3.31%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^6.39%	^2.68%	^3.55%
Class C Return Before Taxes	^14.07%	^5.63%	^6.53%
Class I Return Before Taxes	^16.43%	^6.56%	^7.08%
BofA Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	^15.19%	^8.82%	^8.60%
BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	^15.07%	^8.83%	^8.76%

^ ^

These returns reflect the maximum sales charge for Class A (^4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The ^Class A performance shown above for the period prior to March 11, ^2004 (commencement of operations) is the performance of ^Class B shares, ^adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the classes) and the Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any other differences in the expenses of the classes. If adjusted for other expenses, returns would be different^. Investors cannot invest directly in an Index. (Source for BofA Merrill Lynch ^U.S. ^High Yield Index and ^BofA Merrill Lynch ^U.S. High Yield Constrained Index: ^Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class ^B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

Management

Investment Adviser. ^Boston Management and Research ("^BMR").

Portfolio ^Managers

^Michael Weilheimer, Vice President of ^BMR, has managed or co-managed the ^Portfolio since ^1996.

^Thomas Huggins, ^Vice President of ^BMR, has co-managed the ^Portfolio since ^2000.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 16 of this Prospectus.

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Prospectus dated March 1, 2011

Eaton Vance Low Duration Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of this Prospectus and page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	3.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.85%	n/a
Other Expenses	^0.13%	^0.13%	^0.13%	^0.13%
Acquired Fund Fees and Expenses(2)	^0.57%	^0.57%	^0.57%	^0.57%
Total Annual Fund Operating Expenses	^0.95%	^1.70%	^1.55%	^0.70%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
(2)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.51%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$320	^$521	^$739	^$1,365	^$320	^$521	^$739	^$1,365
Class B shares	^$473	^$736	^$837	^$1,459	^$173	^$536	^$837	^$1,459
Class C shares	^$258	^$490	^$845	^$1,845	^$158	^$490	^$845	^$1,845
Class I shares	^$72	^$224	^$390	^$871	^$72	^$224	^$390	^$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in securities issued by the U.S. Government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets is invested in investment grade securities. The Fund may invest up to 10% of its net assets in securities in any ratings category. The Fund’s dollar-weighted average duration will not exceed three years. Investment grade securities may include daily cash balances invested in an affiliated money market fund or similar fund.

The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its investment objective by investing its assets in one or more of the following registered investment companies (each, a “Portfolio”) managed by Eaton Vance Management or its affiliates: Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio. Each Portfolio is described in Further Information About The Portfolios. The percentage of the Fund’s net assets invested in investment grade securities will be determined based on the Fund’s allocable shares of Portfolio net assets invested in investment grade securities.

  Investment Portfolio invests in a broad range of fixed income securities, including mortgage-backed securities ("MBS"), U.S. Government obligations (including U.S. Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities), corporate bonds, preferred stocks, asset-backed securities and/ormoney market instruments.

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  Government Obligations Portfolio normally invests primarily in MBS that are either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government or one of its agencies or instrumentalities.
  Floating Rate Portfolio normally invests primarily in interests in Senior Loans of domestic and foreign borrowers denominated in both U.S. and foreign currencies.

The Fund may also invest directly in securities (including derivatives such as futures contracts) to gain exposure to sectors of the market the investment adviser believes may not be represented or underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the Fund’s duration or other general market exposures of the Fund. To meet margin requirements of futures investments, the Fund will invest directly in securities such as U.S. Treasury bond or U.S. Government agency mortgage-backed securities. The Fund may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices.

Each Portfolio may engage in active management techniques (such as derivatives, foreign currency transactions, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) to protect against price or foreign currency fluctuations, to enhance return, as a substitute for the purchase and sale of securities, or to manage duration. Investment Portfolio may borrow from banks for investment purposes.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the counter options on securities, indices, currencies and other instruments, and interest rate, credit default, inflation and total return swaps. The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate rest time of its holdings.

The Fund’s investments are generally held for the long term. The portfolio manager seeks to purchase securities believed to be the best relative value with regard to price, yield, and expected total return in relation to available bonds in the approved markets. Investment decisions are made primarily on the basis of fundamental research and relative value. The portfolio manager may sell a security when it no longer represents the best relative value and the fundamental research or cash needs dictate.

Principal Risks

Duration Risk. Duration measures the expected life of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

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Credit Risk. Income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Borrowing Risk. Borrowing to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foregn securities including political and economic risks. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

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Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp decline in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense subsidies during certain periods. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the period from December 31, 2002 through December 31, 2010, the highest quarterly total return for Class A was 2.78% for the quarter ended June 30, 2009, and the lowest quarterly return was –0.49%, for the quarter ended September 30, 2003. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 2.63%, for Class B shares was 1.94%, for Class C shares was 2.09% and for Class I shares was 2.92%. For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31,^ 2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^0.87%	^4.05%	^2.98%
Class A Return After Taxes on Distributions	^–0.23%	^2.46%	^1.46%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^0.56%	^2.53%	^1.64%
Class B Return Before Taxes	^–0.57%	^3.75%	^2.50%
Class C Return Before Taxes	^1.57%	^3.91%	^2.65%
Class I Return Before Taxes	^3.45%	^4.58%	^3.30%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	^2.35%	^4.18%	^3.17%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Fund commenced operations September 30, 2002. Life of Fund returns are calculated from September 30, 2002. The Class I performance shown above for the period prior to May 4, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any other differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for BofA Merrill Lynch 1-3 Year U.S. Treasury Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Manager. The Fund is managed by Susan Schiff, Vice President of BMR, who has managed the Fund since its inception in 2002.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 16 of this Prospectus.

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Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class B, Class C and Class R and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Investment ^Objectives & Principal Policies and Risks

^Each Fund and Portfolio is permitted to engage in the following investment practices to the extent set forth in "Fund ^Summaries" ^above. References to the "Fund" below are to each Fund and Portfolios, as applicable.

A statement of the investment ^objective(s) and principal investment policies and risks of the Fund is set forth above in "Fund ^Summaries." As noted in "Fund Summaries," each Fund seeks to achieve its investment objective by investing in the Portfolio(s) named therein, which has the same objective and policies as the Fund. ^ Set forth below is additional information about such policies and risks of the Fund described in "Fund ^Summaries" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

^

Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and non-U.S. corporations. Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when issued basis. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that are not seasoned MBS are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which the Fund sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

Lower Rated Bonds. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Credit ratings are based largely on the issuer’s historical financial

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condition and a rating agency’s investment analysis at the time of rating: the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Fund’s objective(s) depends more on the investment adviser’s judgment and analytical abilities than would be the case if the Fund invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, the Fund may invest up to 25% of its assets in any one industry, which may expose the Fund to unique risks of that industry. The Fund’s investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

The Fund may invest in securities and other instruments (including loan participations) issued by sovereign entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would otherwise choose to sell. Emerging market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. to enhance returns or to hedge Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments"). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types

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of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Options on Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

^

The Fund may also enter swaptions, which are options giving the option owner the right (but not the obligation) to enter into or cancel a swap agreement at a future date.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps. Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s

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ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

^

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk.

^

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

Short Sales. A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

^

Floating Rate Loans. Senior floating-rate loans ("Senior Loans") hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.

^

Duration. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from

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maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities. Although the investment adviser considers ratings when making decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely on the ratings assigned by the ratings services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current ^rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating) for purposes of a Fund’s investment limitations.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks described under "Asset-Backed Securities" above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed ^securities. The Fund's direct and indirect investments in CMBS will not exceed 25% of its net assets. For the purposes of the Fund's industry concentration policy, CMBS will be categorized based on the underlying assets of the CMBS (retail, office, warehouse, multifamily, defeased collateral, etc.).

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

^

Inflation-Indexed Bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Event-Linked Instruments. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

^

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U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Equity Investments. Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

^

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

Repurchase Agreements. A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. Repurchase agreements which mature in more than seven days will be treated as illiquid. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the repurchase price (equal to 90% of such price for High Income Opportunities Fund) during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective.

Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

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Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. The Fund may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Fund may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations to increase assets. The Fund will borrow for the purpose of acquiring additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and settle transactions). Fund borrowings may be equal to as much as 50% of the value of its net assets (not including such borrowings). The Fund is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

As prescribed by applicable regulations, the Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. The Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Fund may be required to maintain asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

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Investing in the Portfolios. Because the advisory fee paid by each Portfolio differs, a Fund that invests in more than one Portfolio has the potential for a conflict of interest with the investment adviser in that assets could be allocated to a Portfolio for the reason that it has a higher advisory fee. However, in making allocation determinations, the portfolio manager is expressly forbidden from considering the fee payable by the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders. The Fund may be one of several investors in a Portfolio. Actions taken by other investors may adversely affect the Fund and its shareholders.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

General. Unless otherwise stated, the Funds’ investment objectives and certain other policies may be changed without shareholder approval. Any proposed material change in the investment objective will be submitted to shareholders for their approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

^The Fund’s ^80% Policy ^will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, ^net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. ^Each Portfolio’s investment adviser ^is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance ^serves as investment adviser to Low Duration Fund. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^over $185 billion on behalf of mutual funds, institutional clients and individuals. ^ Each investment adviser manages investments pursuant to an investment advisory ^agreement. ^Each Fund is allocated its pro rata share of the advisory ^fee paid by the ^Portfolio(s) in which it invests. Information about portfolio managers and advisory fees is set forth below.

Floating Rate Portfolio. Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of the Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

If the Portfolio’s average daily net assets exceed $5 billion but are less than $10 billion, the fee remains at 0.480%; however, if average daily net assets exceed $10 billion, the fee is equivalent to 0.460%.

For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.52%. Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively. Messrs. Page and Russ also manage other floating rate loan portfolios.

Government Obligations Portfolio. Under Government Obligations Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually of average daily net asset of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely. For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.71%.

Susan Schiff is portfolio manager of Government Obligations Portfolio. Ms. Schiff has managed the Portfolio since it commenced operations. Ms. Schiff is a Vice President of Eaton Vance and BMR and manages other Eaton Vance portfolios.

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High Income Opportunities Portfolio. Under High Income Opportunities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories:

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.58%.

Michael Weilheimer and Thomas Huggins co-manage High Income Opportunities Portfolio. Mr. Weilheimer has managed the Portfolio since January 1, 1996. Thomas Huggins has co-managed the Portfolio since January 1, 2000. Additional information about Messrs. Weilheimer and Huggins appears under “Boston Income Portfolio” above.

Investment Portfolio. Under Investment Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.50%. Susan Schiff is portfolio manager of Investment Portfolio. Additional information about Ms. Schiff appears under “Government Obligations Portfolio” above.

Low Duration Fund. Under the Fund’s investment advisory and administrative agreement, Eaton Vance receives a monthly fee equivalent to 0.15% annually of the average daily net assets of the Fund. Eaton Vance and the Fund entered into a fee reduction agreement pursuant to which Eaton Vance agreed to waive its annual advisory and administration fee in its entirety. This fee waiver cannot be eliminated or decreased without the approval of the Fund’s Board of Trustees and shareholders and is intended to continue indefinitely.

Susan Schiff is portfolio manager of Low Duration Fund. Ms. Schiff has managed or co-managed the Fund since it commenced operations. Additional information about Ms. Schiff appears under “Government Obligations Portfolio” above.

^Each Fund’s most recent shareholder report ^provides information regarding the basis for the Trustees’ approval of the ^investment advisory agreement with regard to Low Duration Fund and each Portfolio^.

^

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund.

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Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective(s). Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of its Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Most seasoned 30-year fixed-rate MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The investment adviser uses independent pricing services to value most loans and other debt securities at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. Municipal obligations are normally valued on the basis of valuations furnished by a pricing services. The pricing service considers various factors relating to bonds and market transactions to determine value.

^In ^certain situations, the investment adviser may use the fair value of a security or loan if ^a security or loan is not priced by a pricing service, the pricing services’ price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before ^the Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities may trade on days when Fund shares are not priced, the value of securities held by ^a Fund or Portfolio can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or ^a pricing service^’s price is deemed unreliable^. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class B, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

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Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain high yield bonds, certain municipal obligations, Senior Loans, currencies, sovereign debt, and derivative instruments or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

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The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% (2.25% for Low Duration Fund). This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 ($100,000 for Low Duration Fund) or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six (four in the case of Low Duration Fund) years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six (four in the case of Low Duration Fund) years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares eight years (four years in the case of Low Duration Fund) after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases

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of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% (0.85% for Low Duration Fund) annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution and service fees equal to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

^

	Sales Charge*	Sales Charge*	Dealer Commission
For Government Obligations Fund and High Income Opportunities Fund	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

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Prospectus dated March 1, 2011

	Sales Charge*	Sales Charge*	Dealer Commission
For Low Duration Fund	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.85%
$1,000,000 or more	0.00**	0.00*	0.75*

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 ($100,000 for Low Duration Fund) or more. Class A shares of Eaton Vance U.S. Government Money Market Fund cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 ($100,000 for Low Duration Fund) or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

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Prospectus dated March 1, 2011

^
Government Obligations and
High Income Opportunities Fund		Low Duration Fund

Year of Redemption		Year of Redemption
After Purchase	CDSC	After Purchase	CDSC

First or Second	5%	First	3.0%	CDSCs are based on the lower of the net asset value at the
Third	4%	Second	2.5%	time of purchase or at the time of redemption. Shares
Fourth	3%	Third	2.0%	acquired through the reinvestment of distributions are
Fifth	2%	Fourth	1.0%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	Fifth or following	0%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to ^investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years (four years for Low Duration Fund), Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% (0.60% for Low Duration Fund’s Class C shares) of average daily net assets annually^. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% for Low Duration Fund) and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% (0.50% for Low Duration Fund) of the value of Class C shares in annual distribution fees. ^Class B, Class C and Class R also ^pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal ^underwriter receives ^Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Prospectus dated March 1, 2011

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). Certain redemption requests including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements may require additional documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

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Prospectus dated March 1, 2011

^

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website 30 days after such month end.. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account

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Prospectus dated March 1, 2011

will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

^Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent^. Distributions of ^income and net short-term capital gains ^will be taxable as ordinary income. Distributions of any ^long-term capital gains ^are taxable as long-term capital gains. Each Fund expects that its distributions will consist primarily of ordinary income. Taxes on distributions of capital gains are determined by how long a Portfolio or ^Fund owned the investments that generated ^them, rather than how long a shareholder has owned his or her shares in ^a Fund. A ^Fund’s distributions ^will be ^taxable as ^described above whether they are paid in cash or reinvested in additional shares. A portion of ^High Income Opportunities Fund’s distributions may be eligible for the ^dividends received deduction for corporations.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

^Low Duration Fund or a Portfolio’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains^) which ^would decrease ^Fund returns on ^such securities. Shareholders will generally ^not be entitled to claim a credit or deduction with respect to ^foreign taxes ^paid by Low Duration Fund or a Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate ^a Fund’s recognition of ordinary income and may affect the timing or amount of ^Fund distributions^.

^

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm with the following exceptions: the information for Government Obligations Fund for the year ended October 31, 2006 was audited by another independent registered public accounting firm and the information for Low Duration Fund for the year ended October 31, 2006, with the exception of the Portfolio Turnover of the Fund, was audited by another independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Government Obligations Fund

	Year Ended October 31,

	2010					2009

	Class A	Class B	Class C	Class I	Class R	Class A	Class B	Class C	Class I(5)	Class R

Net asset value - Beginning of year	$ 7.540	$ 7.540	$ 7.530	$ 7.540	$ 7.510	$ 7.110	$ 7.110	$ 7.100	$ 7.510	$ 7.090
Income (Loss) From Operations
Net investment income(1)	$ 0.233	$ 0.180	$ 0.176	$ 0.242	$ 0.211	$ 0.267	$ 0.214	$ 0.209	$ 0.133	$ 0.239
Net realized and unrealized gain	0.175	0.173	0.167	0.175	0.177	0.512	0.510	0.515	0.111	0.510
Total income from operations	$ 0.408	$ 0.353	$ 0.343	$ 0.417	$ 0.388	$ 0.779	$ 0.724	$ 0.724	$ 0.244	$ 0.749
Less Distributions
From net investment income	$ (0.303)	$ (0.250)	$ (0.250)	$ (0.321)	$ (0.284)	$ (0.330)	$ (0.278)	$ (0.278)	$ (0.202)	$(0.311)
Tax return of capital	(0.015)	(0.013)	(0.013)	(0.016)	(0.014)	(0.019)	(0.016)	(0.016)	(0.012)	(0.018)
Total distributions	$ (0.318)	$ (0.263)	$ (0.263)	$ (0.337)	$ (0.298)	$ (0.349)	$ (0.294)	$ (0.294)	$ (0.214)	$(0.329)
Net asset value - End of year	$ 7.630	$ 7.630	$ 7.610	$ 7.620	$ 7.600	$ 7.540	$ 7.540	$ 7.530	$ 7.540	$ 7.510
Total Return (2)	5.54%	4.76%	4.63%	5.67%	5.28%	11.11%	10.30%	10.31%	3.29%(6)	10.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$668,799	$87,803	$356,084	$49,617	$10,895	$472,147	$126,123	$259,975	$14,879	$ 5,065
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.15%	1.90%	1.90%	0.90%	1.40%	1.16%	1.91%	1.91%	0.91%(7)	1.41%
Net investment income	3.08%	2.39%	2.33%	3.20%	2.80%	3.57%	2.87%	2.80%	3.06%(7)	3.20%
Portfolio Turnover of the Portfolio	22%	22%	22%	22%	22%	28%	28%	28%	28%(8)	28%

^ (see footnotes on page 37)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Government Obligations Fund

	Year Ended October 31,

	2008				2007

	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R

Net asset value - Beginning of year	$ 7.160	$ 7.160	$ 7.150	$ 7.130	$7.200	$ 7.200	$ 7.190	$ 7.170
Income (Loss) From Operations
Net investment income(1)	$ 0.297	$ 0.245	$ 0.243	$ 0.276	$0.300	$ 0.247	$ 0.247	$ 0.280
Net realized and unrealized gain	0.020	0.018	0.020	0.032	0.053	0.053	0.053	0.054
Total income from operations	$ 0.317	$ 0.263	$ 0.263	$ 0.308	$0.353	$ 0.300	$ 0.300	$ 0.334
Less Distributions
From net investment income	$ (0.367)	$ (0.313)	$ (0.313)	$(0.348)	$ (0.391)	$ (0.338)	$ (0.338)	$(0.372)
Tax return of capital	—	—	—	—	(0.002)	(0.002)	(0.002)	(0.002)
Total distributions	$ (0.367)	$ (0.313)	$ (0.313)	$(0.348)	$ (0.393)	$ (0.340)	$ (0.340)	$(0.374)
Net asset value - End of year	$ 7.110	$ 7.110	$ 7.100	$ 7.090	$7.160	$ 7.160	$ 7.150	$ 7.130
Total Return (2)	4.45%	3.67%	3.67%	4.33%	5.05%	4.27%	4.27%	4.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$362,311	$146,987	$171,302	$ 827	$245,687	$162,159	$115,460	$ 245
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)	1.19%	1.94%	1.94%	1.44%	1.22%	1.97%	1.97%	1.47%
Net investment income	4.09%	3.37%	3.35%	3.82%	4.19%	3.45%	3.45%	3.93%
Portfolio Turnover of the Portfolio	19%	19%	19%	19%	23%	23%	23%	23%

(see footnotes on next page)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Government Obligations Fund

	Year Ended October 31,

	2006

	Class A	Class B	Class C	Class R

Net asset value - Beginning of year	$ 7.340	$ 7.340	$ 7.340	$ 7.320
Income (Loss) From Operations
Net investment income(1)	$ 0.266	$ 0.213	$ 0.217	$ 0.214
Net realized and unrealized gain	0.037	0.035	0.021	0.060
Total income from operations	$ 0.303	$ 0.248	$ 0.238	$ 0.274
Less Distributions
From net investment income	$ (0.424)	$ (0.369)	$ (0.369)	$(0.405)
Tax return of capital	(0.019)	(0.019)	(0.019)	(0.019)
Total distributions	$ (0.443)	$ (0.388)	$ (0.388)	$(0.424)
Net asset value - End of year	$ 7.200	$ 7.200	$ 7.190	$ 7.170
Total Return (2)	4.28%	3.50%	3.36%	3.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$251,751	$215,850	$129,963	$ 235
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)	1.20%	1.95%	1.95%	1.45%
Net investment income	3.69%	2.95%	2.95%	3.01%
Portfolio Turnover of the Portfolio	2%	2%	2%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	For the period from the commencement of operations, April 3, 2009, to October 31, 2009.
(6)	Not annualized.
(7)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2009.

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	High Income Opportunities Fund

	Year Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(6)

Net asset value - Beginning of year	$ 4.020	$ 4.030	$ 4.020	$ 4.020	$3.310	$ 3.300	$ 3.300	$ 3.980
Income (Loss) From Operations
Net investment income(1)	$ 0.346	$ 0.316	$ 0.315	$ 0.353	$0.365	$ 0.345	$ 0.341	$ 0.019
Net realized and unrealized gain	0.385	0.385	0.386	0.398	0.763	0.773	0.767	0.057
Total income (loss) from operations	$ 0.731	$ 0.701	$ 0.701	$ 0.751	$1.128	$ 1.118	$ 1.108	$ 0.076
Less Distributions
From net investment income	$ (0.381)	$ (0.351)	$ (0.351)	$ (0.391)	$ (0.418)	$ (0.388)	$ (0.388)	$(0.036)
Total distributions	$ (0.381)	$ (0.351)	$ (0.351)	$ (0.391)	$ (0.418)	$ (0.388)	$ (0.388)	$(0.036)
Redemption fees(1)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)	$0.000(2)	$ 0.000(2)	$ 0.000(2)	$—
Net asset value - End of year	$ 4.370	$ 4.380	$ 4.370	$ 4.380	$4.020	$ 4.030	$ 4.020	$ 4.020
Total Return (3)	19.05%	18.17%	18.21%	19.60%	37.83%	37.31%	36.97%	1.92%(7)
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$264,259	$57,156	$125,403	$58,856	$238,485	$72,245	$115,927	$ 1,099
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	1.04%	1.79%	1.79%	0.79%	1.27%	2.02%	2.02%	1.02%(8)
Net investment income	8.30%	7.58%	7.55%	8.43%	10.93%	10.56%	10.26%	11.17%(8)
Portfolio Turnover of the Portfolio	79%	79%	79%	79%	72%	72%	72%	72%(9)

(^see footnotes on next page^)

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Prospectus dated March 1, 2011

^Financial Highlights (continued)

	High Income Opportunities Fund

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 5.130	$5.120	$5.110	$ 5.230	$ 5.220	$ 5.220	$ 5.100	$ 5.080	$ 5.080
Income (Loss) From Operations
Net investment income(1)	$ 0.419	$0.383	$0.383	$ 0.418	$ 0.379	$ 0.378	$ 0.401	$ 0.363	$ 0.363
Net realized and unrealized gain (loss)	(1.823)	(1.826)	(1.816)	(0.105)	(0.107)	(0.116)	0.142	0.149	0.149
Total income (loss) from operations	$ (1.404)	$ (1.443)	$ (1.433)	$ 0.313	$ 0.272	$ 0.262	$ 0.543	$ 0.512	$ 0.512
Less Distributions
From net investment income	$ (0.416)	$ (0.377)	$ (0.377)	$ (0.413)	$ (0.372)	$ (0.372)	$ (0.413)	$ (0.372)	$ (0.372)
Tax return of capital	(0.000)(2)	(0.000)(2)	(0.000)(2)	—	—	—	—	—	—
Total distributions	$ (0.416)	$ (0.377)	$ (0.377)	$ (0.413)	$ (0.372)	$ (0.372)	$ (0.413)	$ (0.372)	$ (0.372)
Redemption fees(1)	$ 0.000(2)	$0.000(2)	$0.000(2)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)	$ 0.000(2)
Net asset value - End of year	$ 3.310	$3.300	$3.300	$ 5.130	$ 5.120	$ 5.110	$ 5.230	$ 5.220	$ 5.220
Total Return(3)	(29.26)%	(29.93)%	(29.79)%	6.11%	5.30%	5.09%	11.04%	10.41%	10.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$161,603	$89,480	$89,841	$254,508	$221,436	$162,153	$199,812	$305,519	$172,200
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	1.11%	1.86%	1.86%	1.04%	1.78%	1.79%	0.97%	1.72%	1.72%
Net investment income	9.06%	8.23%	8.28%	7.98%	7.23%	7.22%	7.77%	7.05%	7.05%
Portfolio Turnover of the Portfolio	48%	48%	48%	81%	81%	81%	62%	62%	62%

(1)	^Computed using average shares outstanding.
(2)	Amounts represent less than $0.0005.
(^3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges^.
(^4)	Includes the Fund’s share of the ^Portfolio’s allocated expenses.
(^5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
^
(6)	For the period from the start of business, October 1, 2009, to October 31, 2009.
(7)	Not annualized.
(8)	Annualized.
(^9)	For ^the Portfolio’s ^fiscal year ended October 31, ^2009.

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39

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Low Duration Fund

	Year Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(7)

Net asset value - Beginning of year	$ 9.160	$ 9.170	$ 9.170	$ 9.150	$ 8.720	$ 8.730	$ 8.730	$ 8.970
Income (Loss) From Operations
Net investment income(1)	$ 0.245	$ 0.177	$ 0.190	$ 0.267	$ 0.270	$ 0.219	$ 0.218	$ 0.134
Net realized and unrealized gain	0.102	0.102	0.103	0.103	0.549	0.530	0.546	0.242
Total income from operations	$ 0.347	$ 0.279	$ 0.293	$ 0.370	$ 0.819	$ 0.749	$ 0.764	$ 0.376
Less Distributions
From net investment income	$ (0.297)	$(0.229)	$ (0.243)	$ (0.320)	$ (0.339)	$(0.277)	$ (0.290)	$ (0.175)
Tax return of capital	—	—	—	—	(0.040)	(0.032)	(0.034)	(0.021)
Total distributions	$ (0.297)	$(0.229)	$ (0.243)	$ (0.320)	$ (0.379)	$(0.309)	$ (0.324)	$ (0.196)
Net asset value - End of year	$ 9.210	$ 9.220	$ 9.220	$ 9.200	$ 9.160	$ 9.170	$ 9.170	$ 9.150
Total Return(2)	3.86%	3.09%	3.23%	4.00%	9.57%	8.71%	8.89%	4.34%(8)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$345,385	$ 9,589	$165,285	$66,700	$254,074	$ 8,338	$100,970	$14,356
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)(5)	0.95%	1.70%	1.55%	0.70%	1.00%	1.75%	1.60%	0.75%(9)
Net investment income	2.67%	1.93%	2.07%	2.91%	2.99%	2.44%	2.42%	2.95%(9)
Portfolio Turnover of the Fund(6)	17%	17%	17%	17%	38%	38%	38%	38%(10)
Portfolio Turnover of Investment Portfolio	26%	26%	26%	26%	34%	34%	34%	34%(11)
Portfolio Turnover of Floating Rate Portfolio	39%	39%	39%	39%	35%	35%	35%	35%(11)
Portfolio Turnover of Government Obligations Portfolio	22%	22%	22%	22%	28%	28%	28%	28%(11)

(see footnotes on next page)

Eaton Vance Fixed Income Funds

40

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Low Duration Fund

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$8.990	$ 9.000	$ 9.000	$ 9.060	$ 9.060	$ 9.060	$ 9.220	$ 9.210	$ 9.220
Income (Loss) From Operations
Net investment income(1)	$0.344	$ 0.290	$ 0.299	$ 0.397	$ 0.330	$ 0.342	$ 0.333	$ 0.266	$ 0.277
Net realized and unrealized gain (loss)	(0.191)	(0.208)	(0.203)	0.028	0.036	0.038	0.002	0.010	0.003
Total income (loss) from operations	$0.153	$ 0.082	$ 0.096	$ 0.425	$ 0.366	$ 0.380	$ 0.335	$ 0.276	$ 0.280
Less Distributions
From net investment income	$ (0.423)	$(0.352)	$ (0.366)	$ (0.482)	$(0.413)	$ (0.427)	$ (0.495)	$(0.426)	$ (0.440)
Tax return of capital	—	—	—	(0.013)	(0.013)	(0.013)	—	—	—
Total distributions	$ (0.423)	$(0.352)	$ (0.366)	$ (0.495)	$(0.426)	$ (0.440)	$ (0.495)	$(0.426)	$ (0.440)
Net asset value - End of year	$8.720	$ 8.730	$ 8.730	$ 8.990	$ 9.000	$ 9.000	$ 9.060	$ 9.060	$ 9.060
Total Return(2)	1.65%	0.85%	1.02%	4.82%	4.14%	4.30%	3.74%	3.07%	3.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,284	$ 7,290	$34,447	$20,998	$ 3,367	$16,298	$21,157	$ 6,491	$14,937
Ratios (As a percentage of average daily net assets):
Expenses(3)(4)(5)	1.00%	1.75%	1.60%	1.17%	1.92%	1.78%	1.29%	2.04%	1.89%
Net investment income	3.83%	3.22%	3.32%	4.40%	3.66%	3.80%	3.65%	2.91%	3.04%
Portfolio Turnover of the Fund(6)	83%	83%	83%	81%	81%	81%	50%	50%	50%
Portfolio Turnover of Investment Portfolio	24%	24%	24%	35%	35%	35%	46%	46%	46%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%	50%	50%	50%
Portfolio Turnover of the Government Obligations Portfolio	19%	19%	19%	n/a	n/a	n/a	2%	2%	2%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(^3)	^Includes the ^Fund’s ^share of ^the Portfolios’ allocated expenses.
(4)	The investment adviser waived all or a portion of its investment adviser and administration fees and/or the administrator reimbursed expenses (equal to 0.05%. 0.30%, 0.39% and 0.15% of average daily net assets for the years ended October 31, 2009, 2008, 2007 and 2006, respectively.)
(^5)	^Excludes the ^effect of ^custody fee credits, ^if any, ^of less than 0.005%.
(6)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(7)	For the period from the start of business, May 4, 2009, to October 31, 2009.
(^8)	Not annualized.
(^9)	Annualized.
(^10)	For the Fund’s year ended October 31, 2009.
(^11)	For the Portfolio’s year ended October 31, 2009.

Eaton Vance Fixed Income Funds

41

Prospectus dated March 1, 2011

Appendix A

Credit Quality

Floating Rate Portfolio and High Income Opportunities Portfolio primarily invest in securities or Senior Loans that are rated lower than investment grade as described above. The following tables shows the general credit quality composition of each Portfolio’s investments as of October 31, 2010.

Portfolio	S&P(1)	Moody’s(1)	Fitch(1)	Value	%
Floating Rate Portfolio	BBB	Baa	BBB	$ 158,911.698	2.6%
	BB	Ba	BB	2,882,918,714	47.2%
	B	B	B	2,147,567,004	35.2%
	CCC	Caa	CCC	152,540,607	2.5%
	CC	Ca	CC	11,035,877	0.2%
	D		D	23,117,716	0.4%
	Unrated			732,746,059	12.0%
Total				$6,108,837,673	100.0%

Portfolio	S&P(1)	Moody’s(1)	Fitch(1)	Value	%
High Income Opportunities
Portfolio	BBB	Baa	BBB	N/A	N/A
	BB	Ba	BB	$ 9,137,140	21.7%
	B	B	B	$10,690,838	25.4%,
	CCC	Caa	CCC	$12,462,610	29.6%
	CC	Ca	CC	N/A	N/A
	C	C	C	N/A	N/A
	D		D	N/A	N/A
	Unrated			$ 9,808,840	23.3%
Total				$42,099,428	100.0%

(1)	The higher of S&P’s, Moody’s or Fitch’s ratings on a Portfolio’s investments has been used. S&P and Fitch rating categories may be modified further by a plus (+) or minus (–). Moody’s rating categories may be modified further by a 1, 2 or 3.

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42

Prospectus dated March 1, 2011

Appendix B

Further Information About ^The Portfolios

^Eaton Vance Low Duration Fund may invest in one ^or more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described b below. The Portfolios may employ other types of strategies and ^invests in other types of securities that are not described below. Over time ^the Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which ^the Fund will be invested in a Portfolio at any one time. The degree to which ^the Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

^

Set forth below is information about the investment objectives and policies of the Portfolios.

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally invests primarily in interests in Senior Loans. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). The Portfolio may also invest in Junior Loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), fixed income debt obligations and money market instruments, such as commercial paper. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. In managing the Portfolio, the portfolio managers seek to invest in a portfolio of loans that they believe will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective. The Portfolio can invest up to 25% of its total assets in foreign securities. The Portfolio may purchase derivative instruments, such as futures contracts and options thereon, foreign currency exchange contracts and may engage in other currency hedging strategies.

Government Obligations Portfolio. The Portfolio’s investment objective is to provide a high current return. Under normal circumstances, Government Obligations Portfolio invests at least 80% of its net assets in securities issued, backed or guaranteed by the U.S. Government, or its agencies or instrumentalities. Interests in Government Obligations Portfolio are not guaranteed by the U.S. Government. The Portfolio invests primarily in MBS that are either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Government Obligations Portfolio may also engage in active management techniques (such as derivatives, securities lending, borrowing, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof). Government Obligations Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds.

In addition, the Portfolio may enter into forward commitments to purchase generic U.S. government agency MBS ("Generic MBS"), with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the Portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Fund may also take short or long positions with regard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest.

High Income Opportunities Portfolio. The Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio’s secondary objective is growth of capital. In seeking its objectives, the Portfolio invests primarily in high yield, high risk corporate bonds that are lower rated investments. The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of fixed income securities, as well as preferred stocks that pay dividends. The Portfolio may invest up to 15% of its total assets in convertible securities and up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Portfolio may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and, currency hedging derivatives and short sales of securities).

Eaton Vance Fixed Income Funds

43

Prospectus dated March 1, 2011

The Portfolio may invest up to 25% of its total assets in foreign securities, which may be in emerging market countries. These investments are predominantly U.S. dollar denominated. The investment adviser intends to hedge against foreign currency fluctuations principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies. In addition, the Portfolio may purchase derivative instruments. It is anticipated that the Portfolio may have net economic leverage of up to 20% through the use of credit default swaps.

The annual portfolio turnover rate of the Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Investment Portfolio. The Portfolio’s investment objective is to seek total return. The Portfolio may invest in a broad range of fixed income securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

^The Portfolio may ^purchase derivative instruments. ^In addition, ^the ^Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the ^portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The ^Fund may ^also take short or long positions with rgeard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest^.^

Eaton Vance Fixed Income Funds

44

Prospectus dated March 1, 2011

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s and Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the marketconditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET

The Funds’ Investment Company Act No. is 811-04015	DGHLP

2568-3/11	©^ 2011 Eaton Vance Management

Eaton Vance Floating-Rate Advantage Fund
Advisers Class Shares - EVFAX Class A Shares - EAFAX Class B Shares - EBFAX
Class C Shares - ECFAX Class I Shares - EIFAX

Eaton Vance Floating-Rate Fund
Advisers Class Shares - EABLX Class A Shares - EVBLX Class B Shares - EBBLX
Class C Shares - ECBLX Class I Shares - EIBLX

Eaton Vance Floating-Rate & High Income Fund
Advisers Class Shares - EAFHX Class A Shares - EVFHX Class B Shares - EBFHX
Class C Shares - ECFHX Class I Shares - EIFHX

Mutual funds seeking high current income

Prospectus Dated
^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services
^available to shareholders. Please save it for reference.

Fund Summaries	3
Floating-Rate Advantage Fund	3
Floating-Rate Fund	7
Floating-Rate & High Income Fund	11
Important Information Regarding Fund Shares	15
Investment Objectives & Principal Policies and Risks	16
Management and Organization	^20
Valuing Shares	21
Purchasing Shares	^22
Sales Charges	25
Redeeming Shares	27
Shareholder Account Features	28
Additional Tax Information	29
Financial Highlights	31
Floating-Rate Advantage Fund	31
Floating-Rate Fund	33
Floating-Rate & High Income Fund	36
^Further Information About The Portfolios	39

Eaton Vance Floating-Rate Funds

2

Prospectus dated ^March 1, 2011

Fund Summaries

^

Eaton Vance Floating-Rate Advantage Fund

Investment Objective

The Fund’s investment objective is to provide a high level of current income. ^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of this Prospectus and page ^31 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at purchase or redemption)	None	None	3.00%	1.00%	None

Annual Fund Operating Expenses (expenses ^you pay each year as a percentage of the value of your
investments)(1)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	0.^71%	0.^71%	0.^71%	0.^71%	0.^71%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.60%	0.75%	n/a
Other Expenses(2)	^0.78%	^0.78%	^0.78%	^0.78%	^0.78%
Total Annual Fund Operating Expenses	^1.74%	^1.74%	2.^09%	^2.24%	^1.49%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	Includes interest expense of ^0.^56% for ^each Class^.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Advisers Class shares	$^177	$^548	$^944	$2,^052	$^177	$^548	$^944	$2,^052
Class A shares	$^398	$^761	$1,^148	$^2,^231	$^398	$^761	$1,^148	$^2,^231
Class B shares	$^512	$^855	$1,^124	$^2,^332	$^212	$^655	$1,^124	$^2,^332
Class C shares	$^327	$^700	$1,^200	$^2,^575	$^227	$^700	$1,^200	$^2,^575
Class I shares	$^152	$^471	$^813	$^1,^779	$^152	$^471	$^813	$^1,^779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative ^characteristics (sometimes referred to as "junk"). The Fund also ^may borrow from banks for the purpose of acquiring additional income-producing ^investments (referred to as "leverage").

The Fund may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt ^securities, fixed income debt

Eaton Vance Floating-Rate Funds

3

Prospectus dated ^March 1, 2011

obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. The Fund may engage in derivative transactions (such as futures contracts and options thereon, ^foreign currency exchange contracts and ^other currency hedging ^strategies) ^to hedge against fluctions in ^currency exchange ^rates.

In managing the Fund, the investment adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s objective. The investment adviser’s staff monitors the credit quality of loans held and other loans available to the Fund.

The Fund currently invests its assets in Senior Debt Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain loans or other income investments, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain loans or other income investments can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Loans and other income investments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Due to their lower place in the borrower’s capital structure, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Borrowing Risk. Borrowing to increase investments may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate ^reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

^

Eaton Vance Floating-Rate Funds

4

Prospectus dated ^March 1, 2011

Foreign Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country^.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business may decline in financial condition and become unable or unwilling to honor its commitments. This could cause the value of Fund shares to decline and/or the Fund could experience delays in the delivery of loans or of other income securities purchased from the counterparty or of proceeds of a sale of a loan or other income security to a counterparty.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

The Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), which also invested in ^the Portfolio. The performance of each Class of shares prior to the commencement of operations on March 17, 2008 is that of the Predecessor Fund, adjusted to eliminate the early withdrawal charge applicable to the Predecessor Fund and to reflect any contingent deferred sales charge applicable to Class B and Class C shares. The performance is not otherwise adjusted to reflect differences in the expenses between the Predecessor Fund and each Class. If such an adjustment were made, the Class performance would be different.^

During the ten years ended December 31, ^2010, the highest quarterly total return for Class B was 25.38% for the quarter ended June 30, 2009, and the lowest quarterly return was –30.56% for the quarter ended December 31, 2008.

Eaton Vance Floating-Rate Funds

5

Prospectus dated ^March 1, 2011

Average Annual Total Return as of December 31, 2010	One Year	Five Years	Ten Years

Advisers Class Return Before Taxes	^12.^67%	^4.^72%	^4.^37%
Class A Return Before Taxes	^10.^15%	^4.^25%	^4.^13%
Class B Return Before Taxes	^9.^26%	^4.^55%	^4.^29%
Class B Return After Taxes on Distributions	^7.^41%	^2.^53%	^2.^49%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^5.^97%	^2.^67%	^2.^57%
Class C Return Before Taxes	^10.^97%	^4.^43%	^4.^23%
Class I Return Before Taxes	^12.^93%	^4.^86%	^4.^44%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^10.^13%	^5.^22%	^5.^23%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The performance shown above for each Class for the period prior to March 17, 2008 is that of the Predecessor Fund adjusted to eliminate the early withdrawal charge applicable to the Predecessor Fund and to reflect any applicable sales charge of the Class, but not adjusted for any other differences in expenses. ^Investors cannot invest directly in an Index. (Source for the S&P/LSTA Leveraged Loan ^Index: Morningstar.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^ Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers

Scott H. Page, Vice President of BMR, has co-managed the Portfolio since 1996.

Craig P. Russ, Vice President of BMR, has co-managed the Portfolio since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 15 of this Prospectus.

Eaton Vance Floating-Rate Funds

6

Prospectus dated ^March 1, 2011

Eaton Vance Floating-Rate Fund

Investment Objective

The Fund’s investment objective is to provide a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of this Prospectus and page ^31 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at purchase or redemption)	None	None	5.00%	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	^0.67%	^0.67%	^0.67%	^0.67%	^0.67%
Distribution and Service (12b-1) Fees	^0.25%	^0.25%	^1.00%	^1.00%	^n/a
Other Expenses	^0.13%	^0.12%	^0.13%	^0.13%	^0.12%
Total Annual Fund Operating Expenses	^1.05%	^1.04%	^1.80%	^1.80%	^0.79%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Adviser Class shares	$^107	$^334	$^579	$1,^283	$^107	$^334	$^579	$1,^283
Class A shares	$^329	$^548	$^786	$1,^467	$^329	$^548	$^786	$1,^467
Class B shares	$^683	$^966	$1,^175	$^1,^916	$^183	$^566	$^975	$^1,^916
Class C shares	$^283	$^566	$^975	$2,^116	$^183	$^566	$^975	$2,^116
Class I shares	$^81	$^252	$^439	$^978	$^81	$^252	$^439	$^978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative ^characteristics (sometimes referred to as "junk").

The Fund may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt ^securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets^. The Fund may engage in derivative transactions (such as futures contracts and options thereon, foreign currency exchange contracts and other currency hedging strategies) to hedge against fluctions in currency exchange rates.

Eaton Vance Floating-Rate Funds

7

Prospectus dated ^March 1, 2011

^

In managing the Fund, the investment adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s objective. The investment adviser’s staff monitors the credit quality of loans held and other loans available to the Fund. The Fund’s Board of Trustees intends to submit any material change to the Fund’s objective to its shareholders for approval.

The Fund currently invests its assets in Floating Rate Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain loans or other income investments, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain loans or other income investments can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Loans and other income investments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Due to their lower place in the borrower’s capital structure, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate ^reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

^

Foreign Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country^.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business may decline in financial condition and become unable or unwilling to honor its commitments. This could cause the value of Fund shares to decline and/or the Fund could experience delays in the delivery of loans or of other income securities purchased from the counterparty or of proceeds of a sale of a loan or other income security to a counterparty.

Eaton Vance Floating-Rate Funds

8

Prospectus dated ^March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the period from December 31, 2002 through December 31, ^2010, the highest quarterly total return for Class C was 18.56% for the quarter ended June 30, 2009, and the lowest quarterly return was –24.47% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2010	One Year	Five Years	Life of Fund

Advisers Class Return Before Taxes	^9.^17%	^3.^71%	3.^79%
Class A Return Before Taxes	^6.^81%	^3.^23%	^3.^54%
Class B Return Before Taxes	^3.^38%	^2.^63%	^3.^02%
Class C Return Before Taxes	^7.^38%	2.^95%	^3.^02%
Class C Return After Taxes on Distributions	^6.^12%	^1.^28%	^1.^56%
Class C Return After Taxes on Distributions and the Sale of Class C Shares	^4.^77%	^1.^54%	1.^71%
Class I Return Before Taxes	^9.^55%	3.^99%	^4.^09%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^10.^13%	^5.^22%	^5.^23%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Advisers Class commenced operations February 7, 2001, Class ^B commenced operations February 5, 2001, Class C commenced operations on February 1, 2001 and Class I commenced operations on January 30, 2001. Life of Fund returns are calculated from February 28, 2001 for Advisers Class, Class A, Class B and Class C, and from January 31, 2001 for Class I. The Class A performance shown above for the period prior to May 5, 2003 (commencement of operations) is the performance of Advisers Class shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the ^classes). ^If adjusted for other expenses, returns would be different^. Investors cannot invest directly in an ^Index. (Source for the S&P/LSTA Leveraged Loan ^Index: Morningstar.)

Eaton Vance Floating-Rate Funds

9

Prospectus dated ^March 1, 2011

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class C shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers

Scott H. Page, Vice President of BMR, has co-managed the Portfolio since 2001.

Craig P. Russ, Vice President of BMR, has co-managed the Portfolio since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 15 of this Prospectus.

Eaton Vance Floating-Rate Funds

10

Prospectus dated ^March 1, 2011

Eaton Vance Floating-Rate & High Income Fund

Investment Objective

The Fund’s investment objective is to provide a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of this Prospectus and page ^31 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at purchase or redemption)	None	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)(1)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	n/a
Other Expenses	0.^13%	0.^13%	0.^13%	0.^13%	0.^13%
Acquired Fund Fees and Expenses(2)	0.^58%	0.^58%	0.^58%	0.^58%	0.^58%
Net Annual Fund Operating Expenses	1.^11%	1.^11%	1.^86%	1.^86%	0.^86%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
(2)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.53%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Advisers Class shares	$^113	$^353	$^612	$1,^352	$^113	$^353	$^612	$1,^352
Class A shares	$^336	$^570	$^823	$1,^546	$^336	$^570	$^823	$1,^546
Class B shares	$^689	$^985	$1,^206	$^1,^984	$^189	$^585	$1,^006	$^1,^984
Class C shares	$^289	$^585	$1,^006	$2,^180	$^189	$^585	$1,^006	$2,^180
Class I shares	$^88	$^274	$^477	$1,^061	$^88	$^274	$^477	$1,^061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield corporate bonds. The Fund ^may not invest more than 20% of its total assets in high yield bonds. The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans") and secondarily in high yield, high risk corporate bonds (^commonly referred to as “junk bonds”). High yield bonds are and Senior Loans ^typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Fund may invest up to 25% of its total assets in foreign Senior Loans and foreign securities. The Fund may also purchase other floating rate debt securities^; fixed income debt securities^; preferred stocks (many of which have fixed maturities)^;

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convertible securities^; subordinated loans, second ^lien loans and subordinated bridge loans ("Junior Loans")^; and money market instruments.

The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked ^notes, foreign currency exchange contracts and other currency hedging ^strategies) to ^seek return, to hedge against fluctions in securities prices, interest rates or currency exchange rates and/or as a subsitute for the purchase or sale of securities or currencies. The Fund may enter into interest rate swaps for risk management purposes only.

The investment adviser’s staff monitors the credit quality of securities held and other securities available to the Fund. Preservation of capital is considered when consistent with the Fund’s objective. The Fund currently seeks its investment objective by investing at least 65% of total assets in Floating Rate Portfolio and not more than 20% of total assets in High Income Opportunities Portfolio, separate registered investment companies managed by Eaton Vance Management or its affiliate.

To determine the allocation of the Fund’s assets between the two Portfolios, the portfolio managers of the Portfolios meet periodically and agree upon an appropriate allocation that is consistent with the Fund’s objective and policies and takes into consideration market and other factors. The Fund’s Board of Trustees intends to submit any material change to the Fund’s objective to its shareholders for approval^.

The Fund also is authorized to invest in high yield bonds through Boston Income Portfolio (the "Portfolio"), another investment company with principal investment strategies and risks substantially similar to those of High Income Opportunities Portfolio.

The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

Principal Risks

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain loans or other income investments, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain loans or other income investments can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Loans and other income investments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Due to their lower place in the borrower’s capital structure, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate ^reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

^

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Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business may decline in financial condition and become unable or unwilling to honor its commitments. This could cause the value of Fund shares to decline and/or the Fund could experience delays in the delivery of loans or of other income securities purchased from the counterparty or of proceeds of a sale of a loan or other income security to a counterparty.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the period from December 31, 2001 through December 31, ^2010, the highest quarterly total return for Class C was 19.20% for the quarter ended June 30, 2009, and the lowest quarterly return was –24.92% for the quarter ended December 31, 2008.

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Average Annual Total Return as of December 31, 2010	One Year	Five Years	^Ten Years

Advisers Class Return Before Taxes	^10.^28%	^4.^13%	^4.^35%
Class A Return Before Taxes	^7.^88%	^3.^66%	^4.^10%
Class B Return Before Taxes	^4.^50%	^3.^06%	3.^58%
Class C Return Before Taxes	^8.^51%	^3.^35%	3.^57%
Class C Return After Taxes on Distributions	^6.^93%	^1.^50%	1.^86%
Class C Return After Taxes on Distributions and the Sale of Class C Shares	^5.^49%	^1.^77%	^2.^02%
Class I Return Before Taxes	^10.^55%	^4.^39%	4.^61%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^10.^13%	^5.^22%	^5.^23%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Advisers Class commenced operations September 7, 2000, Class A commenced operations on May 7, 2003, Class B and Class C commenced operations on September 5, 2000 and Class I commenced operations on September 15, 2000. Life of Fund returns are calculated from September 30, 2000. The Class A performance shown above for the period prior to May 7, 2003 is the performance of Advisers Class shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). If adjusted for expenses, returns would be lower. ^Investors cannot invest directly in an index. (Source for the S&P/ LSTA Leveraged Loan Index returns: Morningstar.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class C shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^ Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers

Thomas P. Huggins, Vice President of BMR, has co-managed High Income Opportunities Portfolio since 2000.

Scott H. Page, Vice President of BMR, has co-managed Floating Rate Portfolio since ^2000.

Craig P. Russ, Vice President of BMR, has co-managed Floating Rate Portfolio since 2007.

Michael W. Weilheimer, Vice President of BMR, has co-managed High Income Opportunities Portfolio since ^1996.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 15 of this Prospectus.

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Important Information Regarding Fund Shares Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into ^a Fund is $1,000 for Advisers Class, Class A, Class B and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Investment Objectives & Principal Policies and Risks

Each Fund and Portfolio are permitted to engage in the following investment practices to the extent set forth in "Fund Summaries" above or, in the case of the Portfolios, in "Further Information About The Portfolios."

A statement of the investment objective and principal investment policies and risks of ^the Fund is set forth above in ^"Fund Summaries^." As noted in ^"Fund ^Summaries," each Fund seeks to achieve its investment objective by investing in the Portfolio or Portfolios named therein. Set forth below is additional information about such policies and risks which apply to both a Fund and its corresponding Portfolio(s).

^

Senior Loans. Senior Loans hold a senior position in the capital structure of a business entity (referred to as the "borrower" or "issuer"), are typically secured with specific collateral and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar weighted average period until the next interest rate adjustment of approximately 90 days or less. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a borrower. The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Loan’s value. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the borrower. ^ Any such actions by a court could negatively affect the Fund’s performance.

The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Most Senior Loans held by the Fund have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations^.

Junior Loans. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations to increase ^assets. The Fund will borrow for the purpose of acquiring additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a ^borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a ^borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and settle transactions). Fund borrowings ^may be equal to as much as 50% of the value of its net assets (not including such borrowings). The Fund is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

As prescribed by applicable regulations, the Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. The Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Fund may be required to maintain asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. ^The ^rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

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Prospectus dated ^March 1, 2011

^

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and generally does not rely primarily on the ratings assigned by the ratings services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (meaning that BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

^Foreign Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") ^to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^

Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and non-U.S. corporations. Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when issued basis. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

^

 The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or

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Prospectus dated ^March 1, 2011

unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Options on ^Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the ^Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. ^If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the ^option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the ^Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the ^instrument underlying a call option may be limited while the option is in effect unless ^the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. ^ As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate ^payments. Interest rate swaps involve counterparty risk and the risk of imperfect correlation^.

Credit Default Swaps. Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

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Prospectus dated ^March 1, 2011

^

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Short Sales. A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities, automobile receivables or credit card receivables, equipment or automobile leases, commercial mortgage-backed securities, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks or a combination of those bonds and loans. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Equity Investments. Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% of its assets in cash ^or cash equivalents temporarily, which may be inconsistent with its investment objective.

Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Eaton Vance Floating-Rate Funds

19

Prospectus dated ^March 1, 2011

Investing in the Portfolios. Because the advisory fee paid by each Portfolio differs, a Fund that invests in more than one Portfolio has the potential for a conflict of interest with the investment adviser in that assets could be allocated to a Portfolio for the reason that it has a higher advisory fee. However, in making allocation determinations, the portfolio manager is expressly forbidden from considering the fee payable by the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders. The Fund may be one of several investors in a Portfolio. Actions taken by other investors may adversely affect the Fund and its shareholders.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days’ advance written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, total assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^over $185 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages the investments of each Portfolio pursuant to an investment advisory agreement. Each Fund is allocated its pro rata share of the advisory fee paid by the Portfolio(s) in which it invests. For Floating-Rate & High Income Fund, the cost of investment services relating to allocation determinations between Portfolios is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services. Information about advisory fees and portfolio managers is set forth below. If a Portfolio invests in an affiliated money market fund or similar fund that charges a management fee, the portion of such fee allocable to that Portfolio will be credited against that Portfolio’s advisory fee.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the relevant Portfolio(s) investment advisory agreement(s).

Floating Rate Portfolio. Under its investment advisory agreement with Floating Rate Portfolio, BMR receives a monthly advisory fee equal to 0.575% annually of the average daily net assets of Floating Rate Portfolio up to $1 billion. The advisory fee on net assets of $1 billion or more is reduced as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For the fiscal year ended ^October 31, 2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of Floating Rate Portfolio was 0.^52%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Floating Rate Portfolio (since inception and November 7, 2007, respectively). Mr. Page and Mr. Russ manage other Eaton Vance floating rate loan portfolios and have been Eaton Vance portfolio managers for more than five years.

High Income Opportunities Portfolio. Under its investment advisory agreement with High Income Opportunities Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories:

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

Eaton Vance Floating-Rate Funds

20

Prospectus dated ^March 1, 2011

For the fiscal year ended ^October 31, 2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of High Income Opportunities Portfolio was 0.^58%.

Michael W. Weilheimer and Thomas P. Huggins, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of High Income Opportunities Portfolio (since ^January 1, 1996 and January 1, 2000, respectively). Mr. Weilheimer and Mr. Huggins manage other Eaton Vance portfolios and have been Eaton Vance portfolio managers for more than five years.

Senior Debt Portfolio. Under its investment advisory agreement with Senior Debt Portfolio, BMR receives a monthly advisory fee equal to the following of average daily gross assets of the Portfolio. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee is applied on the basis of the following categories:

Annual
Average Daily Gross Assets for the Month	Fee Rate

Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion	0.3750%

For the fiscal year ended ^October 31, 2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of the Portfolio was, 0.^61%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Senior Debt Portfolio (since inception and November 7, 2007, respectively). Mr. Page and Mr. Russ manage other Eaton Vance floating rate loan portfolios and have been Eaton Vance portfolio managers for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% (0.10% in the case of Floating-Rate Advantage Fund) annually of average daily net assets. For the fiscal year ended October 31, 2010, each Fund paid Eaton Vance administration fees equal to 0.15% (0.10% for Floating-Rate Advantage Fund) of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of its Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

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Prospectus dated ^March 1, 2011

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses independent pricing services to value most loans and other debt securities at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. In certain situations, the investment adviser may use the fair value of a security or loan if a security or a loan is not priced by a pricing service, the pricing service’s price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or a pricing service’s price is deemed unreliable. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. Advisers Class shares are only offered to certain types of investors as described under "Choosing a Share Class" below. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Advisers Class, Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

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Prospectus dated ^March 1, 2011

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain Senior Loans or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be

Eaton Vance Floating-Rate Funds

23

Prospectus dated ^March 1, 2011

more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Advisers Class shares are offered at net asset value to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Advisers Class shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. ^Advisers Class shares pay distribution and service fees equal to 0.25% annually of average daily net assets. Returns on Advisers Class shares are generally higher than returns on Class B and Class C shares because Advisers Class has lower annual expenses than Class B and Class C.

Class A shares are offered at net asset value plus a front-end sales charge of up to 2.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six (four in the case of Floating-Rate Advantage Fund) years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six (four in the case of Floating-Rate Advantage Fund) years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% (0.60% for Floating-Rate Advantage Fund) annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% (0.75% for Floating-Rate Advantage Fund) annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Eaton Vance Floating-Rate Funds

24

Prospectus dated ^March 1, 2011

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.85%
$1,000,000 or more	0.00**	0.00**	0.75%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

^

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation

Eaton Vance Floating-Rate Funds

25

Prospectus dated ^March 1, 2011

(such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Floating-Rate Fund and
Floating-Rate & High Income Fund		Floating-Rate Advantage Fund

Year of Redemption		Year of Redemption
After Purchase	CDSC	After Purchase	CDSC

First or Second	5%	First	3.0%	CDSCs are based on the lower of the net asset value at the
time of purchase or at the time of redemption. Shares
acquired through the reinvestment of distributions are
exempt from the CDSC. Redemptions are made first from
				shares that are not subject to a CDSC.
Third	4%	Second	2.5%
Fourth	3%	Third	2.0%
Fifth	2%	Fourth	1.0%
Sixth	1%	Fifth or following	0%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Advisers Class, Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% (0.40% and 0.60% for Class B and Class C shares, respectively, in the case of Floating-Rate Advantage Fund) of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% in the case of Floating-Rate Advantage Fund) and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% (0.60% in the case of Floating-Rate Advantage Fund) of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% (0.20% and 0.15% for Class B and Class C shares, respectively, in the case of Floating-Rate Advantage Fund) of average daily net assets annually. Advisers Class and Class A shares pay distribution and service fees to the principal underwriter equal to 0.25% of average daily net assets annually. After the sale of Class A, Class B and Class C shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Although there is no present intention to do so, Class C shares of Floating-Rate Advantage Fund could pay service fees of up to 0.25%

Eaton Vance Floating-Rate Funds

26

Prospectus dated ^March 1, 2011

annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

^

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Eaton Vance Floating-Rate Funds

27

Prospectus dated ^March 1, 2011

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website 30 days after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end and each ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases^.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Eaton Vance Floating-Rate Funds

28

Prospectus dated ^March 1, 2011

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Each Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Each Fund’s distributions are taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of a Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Eaton Vance Floating-Rate Funds

29

Prospectus dated ^March 1, 2011

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio’s investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease Fund returns on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

Due to the accounting treatment of a Fund’s foreign currency transactions, the Fund may include in its distributions amounts that represent a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, the Fund is required to notify shareholders of the components of any distribution that includes amounts from sources other than net income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

Eaton Vance Floating-Rate Funds

30

Prospectus dated ^March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Eaton Vance Floating-Rate Advantage Fund

	Year Ended October 31, 2010					Year Ended October 31, 2009

	Advisers					Advisers
	Class	Class A	Class B(3)	Class C	Class I	Class	Class A	Class B(3)	Class C	Class I

Net asset value - Beginning of period	$ 9.910	$ 9.910	$ 9.930	$ 9.900	$ 9.910	$ 7.620	$ 7.610	$7.630	$ 7.620	$ 7.620
Income (Loss) From Operations
Net investment income(4)	$ 0.487	$ 0.488	$ 0.452	$ 0.435	$ 0.513	$ 0.435	$ 0.439	$0.426	$ 0.399	$ 0.461
Net realized and unrealized gain (loss)	0.834	0.833	0.834	0.840	0.833	2.289	2.294	2.279	2.280	2.282
Total income (loss) from operations	$ 1.321	$ 1.321	$ 1.286	$ 1.275	$ 1.346	$ 2.724	$ 2.733	$2.705	$ 2.679	$ 2.743
Less Distributions
From net investment income	$ (0.541)	$ (0.541)	$ (0.506)	$ (0.495)	$ (0.566)	$ (0.434)	$ (0.433)	$(0.405)	$ (0.399)	$ (0.453)
Total distributions	$ (0.541)	$ (0.541)	$ (0.506)	$ (0.495)	$ (0.566)	$ (0.434)	$ (0.433)	$(0.405)	$ (0.399)	$ (0.453)
Redemption fees(4)	$ 0.000(6)	$ 0.000(6)	0.000(6)	$ 0.000(6)	$ 0.000(6)	$ 0.000(6)	$ 0.000(6)	$0.000(6)	$ 0.000(6)	$ 0.000(6)
Net asset value - End of period	$10.690	$ 10.690	$ 10.710	$ 10.680	$10.690	$ 9.910	$ 9.910	$9.930	$ 9.900	$ 9.910
Total Return(5)	13.65%	13.64%	13.23%	13.16%	13.91%	37.38%	37.56%	36.99%	36.67%	37.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$40,841	$556,631	$101,395	$583,683	$62,755	$34,173	$528,054	$121,236	$550,652	$24,688
Ratios (as a percentage of average daily net
assets):
Expenses excluding interest and fees(9) (10)	1.18%	1.18%	1.53%	1.68%	0.93%	1.29%	1.29%	1.64%	1.79%	1.04%
Interest and fee expense(9)	0.56%	0.56%	0.56%	0.56%	0.56%	1.32%	1.32%	1.32%	1.32%	1.32%
Total expenses(9)	1.74%	1.74%	2.09%	2.24%	1.49%	2.61%	2.61%	2.96%	3.11%	2.36%
Net investment income	4.69%	4.71%	4.36%	4.21%	4.94%	5.36%	5.42%	5.34%	4.95%	5.65%
Portfolio Turnover of the Portfolio	37%	37%	37%	37%	37%	32%	32%	32%	32%	32%

^

(See footnotes on last page.)

Eaton Vance Floating-Rate Funds

31

Prospectus dated ^March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Floating-Rate Advantage Fund

						Period Ended
						October 31,	Year Ended November 30,

	Period Ended October 31, 2008					2007(15)	2006	2005

	Advisers
	Class(1)	Class A(2)	Class B(3)	Class C(1)	Class I(1)	Class B(3)	Class B(3)	Class B(3)

Net asset value - Beginning of period	$10.000	$ 10.000	$ 11.180	$ 10.000	$10.000	$ 11.500	$ 11.500	$ 11.490
Income (Loss) From Operations
Net investment income(4)	$ 0.395	$0.388	$ 0.662	$ 0.362	$ 0.412	$ 0.670	$ 0.667	$0.481
Net realized and unrealized gain (loss)	(2.405)	(2.408)	(3.601)	(2.400)	(2.407)	(0.307)	0.008	0.014
Total income (loss) from operations	$ (2.010)	$(2.020)	$ (2.939)	$ (2.038)	$ (1.995)	$ 0.363	$ 0.675	$0.495
Less Distributions
From net investment income	$ (0.330)	$(0.330)	$ (0.545)	$ (0.305)	$ (0.344)	$ (0.683)	$ (0.675)	$ (0.485)
Tax return of capital	(0.040)	(0.040)	(0.066)	(0.037)	(0.041)	—	—	—
Total distributions	$ (0.370)	$(0.370)	$ (0.611)	$ (0.342)	$ (0.385)	$ (0.683)	$ (0.675)	$ (0.485)
Net asset value - End of period	$ 7.620	$7.610	$ 7.630	$ 7.620	$ 7.620	$ 11.180	$ 11.500	$ 11.500
Total Return(5)	(20.84)%(8)	(20.94)%(8)	(27.45)%	(21.06)%(8)	(20.71)%(8)	3.23%(8)	6.02%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$27,960	$444,144	$151,321	$484,551	$13,515	$1,158,834	$1,273,866	$1,428,366
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(9)(10)	1.17%(12)	1.16%(12)	1.51%	1.68%(12)	0.92%(12)	1.40%(12)	1.32%	1.33%
Interest and fee expense(9)	0.96%(12)	0.97%(12)	1.02%	0.96%(12)	0.96%(12)	0.70%(12)	0.01%	0.000%(14)
Total expenses(9)	2.13%(12)	2.13%(12)	2.53%	2.64%(12)	1.88%(12)	2.10%(12)	1.33%	1.33%
Net investment income	6.25%(12)	6.23%(12)	6.37%	5.74%(12)	6.51%(12)	6.39%(12)	5.79%	4.18%
Portfolio Turnover of the Portfolio	7%(13)	7%(13)	7%	7%(13)	7%(13)	55%(8)	51%	65%

(See footnotes on last page.)

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32

Prospectus dated ^March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Floating-Rate Fund

	Year Ended October 31,

	2010					2009

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 8.450	$ 8.740	$ 8.440	$ 8.440	$ 8.450	$ 7.000	$ 7.240	$ 6.990	$ 6.990	$ 7.000
Income (Loss) From Operations
Net investment income(4)	$ 0.345	$ 0.356	$ 0.280	$ 0.279	$ 0.363	$ 0.362	$ 0.372	$ 0.315	$ 0.308	$ 0.372
Net realized and unrealized gain	0.488	0.499	0.479	0.491	0.491	1.442	1.494	1.436	1.443	1.450
Total income from operations	$ 0.833	$ 0.855	$ 0.759	$ 0.770	$ 0.854	$ 1.804	$ 1.866	$ 1.751	$ 1.751	$ 1.822
Less Distributions
From net investment income	$ (0.404)	$ (0.416)	$ (0.340)	$ (0.341)	$ (0.425)	$ (0.356)	$ (0.368)	$ (0.303)	$ (0.303)	$ (0.374)
Total distributions	$ (0.404)	$ (0.416)	$ (0.340)	$ (0.341)	$ (0.425)	$ (0.356)	$ (0.368)	$ (0.303)	$ (0.303)	$ (0.374)
Redemption fees(4)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.002	$ 0.002	$ 0.002	$ 0.002	$ 0.002
Net asset value - End of year	$ 8.880	$ 9.180	$ 8.860	$ 8.870	$ 8.880	$ 8.450	$ 8.740	$ 8.440	$ 8.440	$ 8.450
Total Return(5)	10.08%	10.00%	9.17%	9.29%	10.34%	26.83%	27.01%	25.96%	25.96%	27.14%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$432,169	$1,160,014	$55,067	$733,767	$2,794,104	$355,499	$946,191	$66,309	$618,351	$879,161
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.05%	1.04%	1.80%	1.80%	0.79%	1.12%	1.12%	1.88%	1.87%	0.87%
Net investment income	3.96%	3.96%	3.23%	3.21%	4.16%	4.95%	4.90%	4.38%	4.22%	4.99%
Portfolio Turnover of the Portfolio	39%	39%	39%	39%	39%	35%	35%	35%	35%	35%

(See footnotes on last page.)

Eaton Vance Floating-Rate Funds

33

Prospectus dated ^March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Floating-Rate Fund

	Year Ended October 31,

	2008					2007

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.590	$ 9.920	$ 9.590	$ 9.590	$ 9.590	$9.840	$ 10.180	$ 9.840	$ 9.840	$ 9.840
Income (Loss) From Operations
Net investment income(4)	$ 0.545	$ 0.560	$ 0.469	$ 0.472	$ 0.550	$0.636	$ 0.657	$ 0.563	$ 0.562	$ 0.658
Net realized and unrealized loss	(2.618)	(2.705)	(2.616)	(2.619)	(2.601)	(0.239)	(0.248)	(0.240)	(0.239)	(0.237)
Total income (loss) from operations	$ (2.073)	$ (2.145)	$ (2.147)	$ (2.147)	$ (2.051)	$0.397	$ 0.409	$ 0.323	$ 0.323	$ 0.421
Less Distributions
From net investment income	$ (0.435)	$ (0.450)	$ (0.382)	$ (0.382)	$ (0.456)	$(0.648)	$ (0.670)	$ (0.574)	$ (0.574)	$ (0.672)
Tax return of capital	(0.083)	(0.086)	(0.072)	(0.072)	(0.084)	—	—	—	—	—
Total distributions	$ (0.518)	$ (0.536)	$ (0.454)	$ (0.454)	$ (0.540)	$(0.648)	$ (0.670)	$ (0.574)	$ (0.574)	$ (0.672)
Redemption fees(4)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 7.000	$ 7.240	$ 6.990	$ 6.990	$ 7.000	$9.590	$ 9.920	$ 9.590	$ 9.590	$ 9.590
Total Return(5)	(22.55)%	(22.66)%	(23.22)%	(23.22)%	(22.36)%	4.13%	4.12%	3.35%	3.35%	4.39%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$375,801	$646,322	$85,386	$512,400	$353,249	$972,840	$1,619,235	$177,431	$1,142,139	$532,067
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.19%	1.19%	1.94%	1.94%	0.92%	1.05%	1.05%	1.80%	1.80%	0.80%
Net investment income	6.11%	6.08%	5.29%	5.31%	6.22%	6.50%	6.50%	5.76%	5.75%	6.73%
Portfolio Turnover of the Portfolio	7%	7%	7%	7%	7%	61%	61%	61%	61%	61%

(See footnotes on last page.)

Eaton Vance Floating-Rate Funds

34

Prospectus dated ^March 1, 2011

Financial Highlights (continued)

	Eaton Vance Floating-Rate Fund

	Year Ended October 31,

	2006

	Advisers
	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$9.880	$ 10.220	$ 9.870	$ 9.870	$ 9.880
Income (Loss) From Operations
Net investment income(4)	$0.589	$ 0.608	$ 0.511	$ 0.512	$ 0.614
Net realized and unrealized loss	(0.037)	(0.036)	(0.023)	(0.024)	(0.037)
Total income from operations	$0.552	$ 0.572	$ 0.488	$ 0.488	$ 0.577
Less Distributions
From net investment income	$(0.592)	$ (0.612)	$ (0.518)	$ (0.518)	$ (0.617)
Total distributions	$(0.592)	$ (0.612)	$ (0.518)	$ (0.518)	$ (0.617)
Redemption fees(4)	$0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)
Net asset value - End of year	$9.840	$ 10.180	$ 9.840	$ 9.840	$ 9.840
Total Return(5)	5.74%	5.75%	5.06%	5.06%	6.00%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,238,349	$1,839,719	$230,454	$1,170,248	$485,274
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.01%	1.01%	1.77%	1.76%	0.76%
Net investment income	5.97%	5.96%	5.18%	5.19%	6.22%
Portfolio Turnover of the Portfolio	50%	50%	50%	50%	50%

(See footnotes on last page).

Eaton Vance Floating-Rate Funds

35

Prospectus dated ^March 1, 2011

Financial Highlights (continued)

	Eaton Vance Floating-Rate & High Income Fund

	Year Ended October 31,

	2010					2009

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 8.260	$ 8.780	$ 8.250	$ 8.240	$ 8.260	$ 6.810	$ 7.240	$ 6.810	$ 6.810	$ 6.820
Income (Loss) From Operations
Net investment income(4)	$ 0.395	$ 0.420	$ 0.333	$ 0.332	$ 0.416	$ 0.390	$ 0.413	$ 0.348	$ 0.339	$ 0.399
Net realized and unrealized gain (loss)	0.519	0.560	0.519	0.530	0.528	1.444	1.536	1.425	1.424	1.442
Total income (loss) from operations	$ 0.914	$ 0.980	$ 0.852	$ 0.862	$ 0.944	$ 1.834	$ 1.949	$ 1.773	$ 1.763	$ 1.841
Less Distributions
From net investment income	$ (0.474)	$ (0.500)	$ (0.412)	$ (0.412)	$ (0.494)	$ (0.388)	$ (0.413)	$ (0.337)	$ (0.337)	$ (0.405)
Total distributions	$ (0.474)	$ (0.500)	$ (0.412)	$ (0.412)	$ (0.494)	$ (0.388)	$ (0.413)	$ (0.337)	$ (0.337)	$ (0.405)
Redemption fees(4)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.004
Net asset value - End of year	$ 8.700	$ 9.260	$ 8.690	$ 8.690	$ 8.710	$ 8.260	$ 8.780	$ 8.250	$ 8.240	$ 8.260
Total Return(5)	11.50%	11.46%	10.58%	10.72%	11.76%	28.05%	28.18%	27.14%	26.98%	28.31%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$192,804	$252,028	$24,115	$198,350	$122,861	$134,367	$180,646	$28,490	$183,193	$76,745
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.11%	1.11%	1.86%	1.86%	0.86%	1.20%	1.20%	1.95%	1.95%	0.96%
Net investment income	4.65%	4.65%	3.93%	3.92%	4.89%	5.56%	5.47%	5.03%	4.82%	5.69%
Portfolio Turnover of the Fund(11)	15%	15%	15%	15%	15%	15%	15%	15%	15%	15%
Portfolio Turnover of Floating Rate Portfolio	39%	39%	39%	39%	39%	35%	35%	35%	35%	35%
Portfolio Turnover of High Income Opportunities Portfolio	79%	79%	79%	79%	79%	72%	72%	72%	72%	72%

(See footnotes on last page.)

Eaton Vance Floating-Rate Funds

36

Prospectus dated ^March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Floating-Rate & High Income Fund

	Year Ended October 31,

	2008					2007

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.450	$ 10.050	$ 9.450	$ 9.450	$ 9.460	$ 9.690	$ 10.300	$ 9.680	$ 9.680	$ 9.690
Income (Loss) From Operations
Net investment income(4)	$ 0.551	$0.591	$ 0.487	$ 0.488	$ 0.563	$ 0.639	$ 0.680	$ 0.567	$ 0.566	$ 0.664
Net realized and unrealized gain (loss)	(2.662)	(2.838)	(2.661)	(2.663)	(2.652)	(0.233)	(0.243)	(0.223)	(0.222)	(0.225)
Total income (loss) from operations	$ (2.111)	$(2.247)	$ (2.174)	$ (2.175)	$ (2.089)	$ 0.406	$ 0.437	$ 0.344	$ 0.344	$ 0.439
Less Distributions
From net investment income	$ (0.469)	$(0.498)	$ (0.414)	$ (0.413)	$ (0.490)	$ (0.647)	$ (0.688)	$ (0.575)	$ (0.575)	$ (0.670)
Tax return of capital	(0.068)	(0.073)	(0.060)	(0.060)	(0.069)	—	—	—	—	—
Total distributions	$ (0.537)	$(0.571)	$ (0.474)	$ (0.473)	$ (0.559)	$ (0.647)	$ (0.688)	$ (0.575)	$ (0.575)	$ (0.670)
Redemption fees(4)	$ 0.008	$0.008	$ 0.008	$ 0.008	$ 0.008	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 6.810	$7.240	$ 6.810	$ 6.810	$ 6.820	$ 9.450	$ 10.050	$ 9.450	$ 9.450	$ 9.460
Total Return(5)	(23.29)%	(23.31)%	(23.84)%	(23.84)%	(23.06)%	4.29%	4.35%	3.63%	3.63%	4.65%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$154,101	$144,591	$46,480	$177,628	$20,854	$469,777	$361,138	$99,812	$383,163	$38,044
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.22%	1.22%	1.97%	1.97%	0.94%	1.08%	1.09%	1.84%	1.84%	0.84%
Net investment income	6.28%	6.35%	5.58%	5.59%	6.47%	6.63%	6.63%	5.88%	5.88%	6.88%
Portfolio Turnover of the Fund(11)	8%	8%	8%	8%	8%	6%	6%	6%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	7%	7%	61%	61%	61%	61%	61%
Portfolio Turnover of High Income Opportunities Portfolio	48%	48%	48%	48%	48%	81%	81%	81%	81%	81%

(See footnotes on last page.)

Eaton Vance Floating-Rate Funds

37

Prospectus dated ^March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Floating-Rate & High Income Fund

	Year Ended October 31,

	2006

	Advisers
	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.680	$ 10.290	$ 9.680	$ 9.680	$ 9.690
Income (Loss) From Operations
Net investment income(4)	$ 0.597	$ 0.631	$ 0.520	$ 0.521	$ 0.623
Net realized and unrealized gain (loss)	0.014	0.018	0.008	0.007
Total income (loss) from operations	$ 0.611	$ 0.649	$ 0.528	$ 0.528	$ 0.626
Less Distributions
From net investment income	$ (0.601)	$ (0.639)	$ (0.528)	$ (0.528)	$ (0.626)
Total distributions	$ (0.601)	$ (0.639)	$ (0.528)	$ (0.528)	$ (0.626)
Redemption fees(4)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)
Net asset value - End of year	$ 9.690	$ 10.300	$ 9.680	$ 9.680	$ 9.690
Total Return(5)	6.49%	6.49%	5.60%	5.59%	6.65%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$841,865	$423,214	$134,213	$445,987	$52,730
Ratios (as a percentage of average daily net assets):
Expenses(9)(10)	1.05%	1.05%	1.80%	1.80%	0.80%
Net investment income	6.16%	6.13%	5.37%	5.38%	6.42%
Portfolio Turnover of the Fund(11)	6%	6%	6%	6%	6%
Portfolio Turnover of Floating Rate Portfolio	50%	50%	50%	50%	50%
Portfolio Turnover of High Income Opportunities Portfolio	62%	62%	62%	62%	62%

(1)	Class commenced operations on March 15, 2008.
(2)	Class commenced operations on March 17, 2008.
(3)	Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization.
(^4)	Computed using average shares outstanding.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(^6)	Rounds to less than $0.001.
^
(7)	Amount is less than $0.0005.
(^8)^ Not annualized.
(^9)	Includes the Fund’s share of the ^Portfolios’ allocated expenses.
(^10) Excludes the effect of custody fee credits, if any, of less than 0.005%.
(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.
(^12) Annualized.
^
(^13) For the ^Portfolio’s year ended October 31, ^2008.
(^14) Represents less than 0.01%.
(^15) ^For the eleven months ended October 31, 2007.
^

Eaton Vance Floating-Rate Funds

38

Prospectus dated ^March 1, 2011

^

Further Information About The Portfolios

A Fund may invest in one of more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described below. The Portfolios may employ other types of strategies and invest in other types of securities that are not described below. Over time a Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which a Fund will be invested in a Portfolio at any one time. The degree to which a Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

Boston Income Portfolio. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks reasonable preservation of capital to the extent attainable from its investment in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives. The Portfolio currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of other income-producing debt securities (including senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans), as well as preferred stocks that pay dividends. The Portfolio may invest up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. Some debt securities acquired by the Portfolio do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable-in-kind. The Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 25% of total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency contracts. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.61%.

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

High Income Opportunities Portfolio. The Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio seeks growth of capital as a secondary investment objective. The Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Portfolio invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions. The Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below by Moody’s or BBB and below by S&P and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may invest up to 15% of its total assets in convertible securities. The Portfolio may also purchase securities that make "in-kind" interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Portfolio may invest up to 25% of its total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-U.S. dollar denominated investments. With respect to non-U.S. dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency exchange contracts. Under normal circumstances, the Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Portfolio will utilize short sales and repurchase agreements. It is anticipated that the Portfolio may have net economic leverage of up to 20% through the use of credit default swaps. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.58%.

Eaton Vance Floating-Rate Funds

39

Prospectus dated ^March 1, 2011

Senior Debt Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as "leverage"). The Portfolio may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.61%.

Eaton Vance Floating-Rate Funds

Prospectus dated ^March 1, 2011

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment ^Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Funds’ Investment Company Act No. is 811-04015.	FRFFRHIP
^2569-3/11	© ^2011 Eaton Vance Management

Eaton Vance Emerging Markets Local Income Fund
Class A Shares - EEIAX      Class C Shares - EEICX      Class I Shares - EEIIX
A non-diversified fund seeking total return

^Eaton Vance ^Global Macro Absolute Return Fund
^
Class A Shares - EAGMX      Class C Shares - ECGMX      Class I Shares - EIGMX      Class R Shares - ERGMX
A non-diversified fund seeking total return

^Eaton Vance Global Macro Absolute Return Advantage Fund
Class A Shares - ^EGRAX      Class C Shares - ^EGRCX      Class I Shares - ^EGRIX      Class R Shares - EGRRX
A non-diversified fund seeking total return

Eaton Vance International Multi-Market Local Income Fund
^
Class A Shares - EAIIX      Class C Shares -ECIMX      Class I Shares - EIIMX
A ^diversified fund seeking total return

Eaton Vance Strategic Income Fund
Class A Shares - ETSIX      Class B Shares - EVSGX      Class C Shares - ECSIX
Class I Shares - ESIIX      Class R Shares - ERSIX
A non-diversified fund seeking total return

Prospectus Dated ^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Emerging Markets Local Income Fund	3
^Global Macro Absolute Return Fund	^8
Global Macro Absolute Return Advantage Fund	^13
International Multi-Market Local Income Fund	17
^Strategic Income Fund	^22
Important Information Regarding Fund Shares	^27
Investment Objectives & Principal Policies and Risks	^28
Management and Organization	^36
Valuing Shares	^38
Purchasing Shares	^39
Sales Charges	^42
Redeeming Shares	^44
Shareholder Account Features	^45
Additional Tax Information	^46
Financial Highlights	^48
Emerging Markets Local Income Fund	48
^Global Macro Absolute Return Fund	^49
Global Macro Absolute Return Advantage Fund	^51
International Multi-Market Local Income Fund	52
^Strategic Income Fund	^53
^
Further Information About The Portfolios	56

Eaton Vance Global Income Funds

2

Prospectus dated March 1, 2011

Fund Summaries

^

Eaton Vance Emerging Markets Local Income Fund

Investment Objective

The Fund’s investment objective is total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^42 of this Prospectus and page ^36 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I

Management Fees	^0.65%	^0.65%	^0.65%
Distribution and Service (12b-1) Fees	^0.30%	^1.00%	^n/a
Other Expenses (estimated for Class C)	^0.66%	^0.66%	^0.66%
Total Annual Fund Operating Expenses	^1.61%	^2.31%	^1.31%
Expense Reimbursement(2)	^(0.36)%	^(0.36)%	^(0.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement	^1.25%	^1.95%	^0.95%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
^
(2)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through February 28, 2012. Any amendments of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$596	^$925	^$1,277	^$2,266	^$596	^$925	^$1,277	^$2,266
Class C shares	^$298	^$687	^$1,203	^$2,618	^$198	^$687	^$1,203	^$2,618
Class I shares	^$97	^$380	^$684	^$1,548	^$97	^$380	^$684	^$1,548

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish ^investment exposures to emerging markets. ^The Fund invests at least 80% of total net assets in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or ^sovereign nations, and/or (iii)

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Prospectus dated March 1, 2011

derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the "80% Policy"). Emerging market countries are defined to include any country which did not accede to (i.e^., did not become a member of) the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. Certain emerging market countries are referred to as frontier market countries. The Fund has significant exposure to foreign currencies and duration. The Fund’s investments may be highly concentrated in a geographic region or country.^ The Fund seeks to outperform its benchmark, JPMorgan GBI: Emerging Markets Global Diversified Index, however there can be no assurance that it will do so.

^

The Fund invests in fixed income securities, a wide variety of derivative instruments, commodities-related investments and, to a limited extent, equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives may be extensive. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

In managing the Fund, the investment adviser adjusts investments in an effort to take advantage of differences in countries, currencies, interest rates and credits based on its global macroeconomic and political analysis. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

The Fund primarily invests its assets in Emerging Markets Local Income Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Principal Risks

Foreign and Emerging Market Investment Risk. Because the Fund ^invests a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain fixed income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain fixed income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Fixed income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel^. This may increase the Fund’s operating expenses and adversely affect net asset value.

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Prospectus dated March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives ^for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Interest Rate Risk. As interest rates rise, the value of certain fixed income securities is likely to decline. Conversely, when interest rates decline, the value of such investments is likely to rise. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the ^insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of ^a reverse repurchase agreement, the securities sold by the Fund, may be delayed. ^In a repurchase agreement, such an insolvency may result in a loss to the extent ^that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the ^Fund; if the value of the purchased securities ^increases during such a delay, ^that loss ^may also be increased. ^When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

^

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such

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Prospectus dated March 1, 2011

investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be ^affected by developments in that jurisdiction.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Geographic Concentration Risk. Because the Fund’s investments may be highly concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

For the period from December 31, 2007 through December 31, ^2010, the highest quarterly total return for ^Class A was 15.42% for the quarter ended June 30, 2009, and the lowest quarterly return was –7.12% for the quarter ended December 31, 2008. For the 30 days ended October 31, ^2010, the SEC yield for Class A shares was 4.^19%, for Class C shares was 2.95% and for Class I shares was 4.72%. For current yield information, call 1-800-262-1122. ^

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Prospectus dated March 1, 2011

Average Annual Total Return as of December 31, 2010	One Year	Life of Fund

Class A Return Before Taxes	^8.37%	^9.46%
Class A Return After Taxes on Distributions	^5.83%	^6.39%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^5.63%	^6.34%
Class C Return Before Taxes	^12.52%	^10.90%
Class I Return Before Taxes	^14.28%	^10.95%
JPMorgan Government Bond Index – Emerging Market (JPM GBI–EM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)	^15.68%	^11.25%

These returns reflect the maximum sales charge for Class A (4.75%^) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A commenced operations on June 27, 2007. Life of Fund returns are calculated from June 30, 2007. The Class C performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the classes) and the Class I performance shown above for the period prior to November ^30, 2009 (commencement of operations) is the performance ^of Class A shares at net asset value without adjustment for any differences in the expenses of the ^classes. If adjusted for other expenses, returns would be different^. Investors cannot invest directly in an Index. (Source for JPM GBI–EM Global Diversified (Unhedged): JP Morgan.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance") serves as Investment Adviser to the Fund. Boston Management and Research ("BMR") serves as Investment Adviser to the Portfolio.

Portfolio Managers

Mark S. Venezia, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception.

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 27 of this Prospectus.

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Prospectus dated March 1, 2011

Eaton Vance Global Macro Absolute Return Fund

Investment Objective

The Fund’s investment objective is total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^42 of this Prospectus and page ^36 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R

Management Fees	^0.53%	^0.53%	^0.53%	^0.53%
Distribution and Service (12b-1) Fees	^0.30%	^1.00%	n/a	^0.50%
Other Expenses (including interest expense) (estimated for Class R)	^0.17%	^0.18%	^0.18%	^0.15%
Total Annual Fund Operating Expenses	^1.00%	^1.71%	^0.71%	^1.18%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$572	^$778	^$1,001	^$1,641	^$572	^$778	^$1,001	^$1,641
Class C shares	^$274	^$539	^$928	^$2,019	^$174	^$539	^$928	^$2,019
Class I shares	^$73	^$227	^$395	^$883	^$73	^$227	^$395	^$883
Class R shares	^$120	^$375	^$649	^$1,432	^$120	^$375	^$649	^$1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Fund normally invests in ^multiple countries ^and may ^have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also ^invest in corporate debt and equity issuers, both foreign and domestic, including banks, ^and commodities-related investments. The Fund’s investments may be ^highly concentrated in a geographic region or ^country, typically including less-developed countries, characterized as emerging and frontier markets. ^Normally, not more than 25% of the Fund’s assets are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the euro. ^Shares of the Fund ^are currently not available for sale to ^new investors.

^

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Prospectus dated March 1, 2011

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, commodities-related investments and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, the investment adviser ^utilizes macroeconomic and political analysis to ^identify investment opportunities throughout the world, ^including both developed and ^emerging markets. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose^.

The Fund primarily invests its assets in Global Macro Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Principal Risks

Foreign and Emerging Market Investment Risk. Because the Fund ^invests a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain fixed income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain fixed income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Fixed income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel^. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk

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Prospectus dated March 1, 2011

may be more significant when derivatives are used to enhance return or as a substitute for a position or security rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives ^for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Interest Rate Risk. As interest rates rise, the value of certain fixed income securities is likely to decline. Conversely, when interest rates decline, the value of such investments is likely to rise. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the ^insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of ^a reverse repurchase agreement, the securities sold by the Fund, may be delayed. ^In a repurchase agreement, such an insolvency may result in a loss to the extent ^that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the ^Fund; if the value of the purchased securities ^increases during such a delay, ^that loss ^may also be increased. ^When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

^

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be ^affected by developments in that jurisdiction.

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Prospectus dated March 1, 2011

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Geographic Concentration Risk. Because the Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results.

The performance of each Class for the period prior to June 27, 2007 is that of Global Macro Portfolio, the separate registered investment company in which the Fund invests. The performance of the Portfolio is not adjusted for Fund expenses. If such an adjustment was made, the performance would have been different. The Fund’s performance after June 27, 2007 reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the ten years ended December 31, ^2010, the highest quarterly total return for Class A was 5.81% for the quarter ended June 30, 2003, and the lowest quarterly return was –1.58% for the quarter ended September 30, 2002. For the 30 days ended October 31, ^2010, the SEC ^yield for Class ^A shares was 0.86%, for Class C ^shares ^was 0.^21%, for Class I shares was 1.^24% and ^for Class R shares was 0.^82%^. For current yield information, call 1-800-262-1122. ^

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Prospectus dated March 1, 2011

Average Annual Total Return as of December 31, 2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	^-0.44%	^5.89%	^7.11%
Class A Return After Taxes on Distributions	^-0.77%	^3.85%	^4.47%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^0.96%	^3.93%	^4.51%
Class C Return Before Taxes	^2.81%	^6.75%	^7.54%
Class I Return Before Taxes	^4.74%	^7.12%	^7.73%
Class R Return Before Taxes	^4.31%	^7.69%	^8.02
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	^0.13%	^2.43%	^2.38%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A and Class I commenced operations on June 27, 2007. ^The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the ^performance of Class A ^shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the classes) and the Class R performance shown above for the period prior to April 8, 2010 (commencement of operations) is the ^performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes^. If adjusted for other expenses, returns would be different. ^Investors cannot invest directly in an Index. (Source for ^BofA Merrill Lynch 3-Month U.S. Treasury Bill Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance") serves as Investment Adviser to the Fund. Boston Management and Research ("BMR") serves as Investment Adviser to the Portfolio.

Portfolio Managers

Mark S. Venezia, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception.

^John R. ^Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since ^2008.

^Michael A. ^Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

^Eric A. ^Stein, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since ^2010.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 27 of this Prospectus.

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Prospectus dated March 1, 2011

Eaton Vance Global Macro Absolute Return Advantage Fund

Investment Objective

The Fund’s investment objective is total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^42 of this Prospectus and page ^36 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I	Class R

Management Fees	^1.00%	^1.00%	^1.00%	^1.00%
Distribution and Service (12b-1) Fees	^0.30%	^1.00%	n/a	^0.50%
Other Expenses (estimated)	^1.63%	^1.63%	^1.63%	^1.63%
Total Annual Fund Operating Expenses	^2.93%	^3.63%	^2.63%	^3.13%
Expense Reimbursement(2)	^(1.38)%	^(1.38)%	^(1.38)%	^(1.38)%
Total Annual Fund Operating Expenses After Expense Reimbursement	^1.55%	^2.25%	^1.25%	^1.75%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
^
(2)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.55% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.75% for Class R shares. This expense reimbursement will continue through February 28, 2013. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$625	^$1,082	^$1,705	^$3,377	^$625	^$1,082	^$1,705	^$3,377
Class C shares	^$328	^$848	^$1,636	^$3,702	^$228	^$848	^$1,636	^$3,702
Class I shares	^$127	^$546	^$1,139	^$2,750	^$127	^$546	^$1,139	^$2,750
Class R shares	^$178	^$698	^$1,391	^$3,239	^$178	^$698	^$1,391	^$3,239

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. ^The Fund normally invests ^in ^multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, ^including sovereign debt, ^currencies, and interest rates^. The Fund ^may also invest in ^corporate debt and equity issuers, both foreign and domestic,

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Prospectus dated March 1, 2011

including banks, and commodities-related investments. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. ^

 ^

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, commodities-related investments and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, the investment adviser ^utilizes macroeconomic and political analysis to ^identify investment opportunities throughout the world, ^including both developed and ^emerging markets. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose^.

The Fund primarily invests its assets in Global Macro Absolute Return Advantage Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Principal Risks

Foreign and Emerging Market Investment Risk. Because the Fund ^invests a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain fixed income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain fixed income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Fixed income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel^. This may increase the Fund’s operating expenses and adversely affect net asset value.

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Prospectus dated March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives ^for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Interest Rate Risk. As interest rates rise, the value of certain fixed income securities is likely to decline. Conversely, when interest rates decline, the value of such investments is likely to rise. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the ^insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of ^a reverse repurchase agreement, the securities sold by the Fund, may be delayed. ^In a repurchase agreement, such an insolvency may result in a loss to the extent ^that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the ^Fund; if the value of the purchased securities ^increases during such a delay, ^that loss ^may also be increased. ^When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

^

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such

Eaton Vance Global Income Funds

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Prospectus dated March 1, 2011

investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be ^affected by developments in that jurisdiction.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Geographic Concentration Risk. Because the Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance") serves as Investment Adviser to the Fund. Boston Management and Research ("BMR") serves as Investment Adviser to the Portfolio.

Portfolio Managers

Mark S. Venezia, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

Eric A. Stein, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception in 2010.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 27 of this Prospectus.

Eaton Vance Global Income Funds

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Prospectus dated March 1, 2011

Eaton Vance International Multi-Market Local Income Fund

Investment Objective

Eaton Vance International Multi-Market Local Income Fund’s (formerly Eaton Vance International Income Fund) investment objective is total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 42 of this Prospectus and page 36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I

Management Fees	^0.625%	^0.625%	^0.625%
Distribution and Service (12b-1) Fees	^0.300%	^1.000%	n/a
Other Expenses (estimated for Class C and Class I)	^1.915%	^1.915%	^1.915%
Total Annual Fund Operating Expenses	^2.840%	^3.540%	^2.540%
Expense Reimbursement(2)	^(1.740)%	^(1.740)%	^(1.740)%
Total Annual Fund Operating Expenses After Expense Reimbursement	^1.100%	^1.800%	^0.800%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through February 28, 2012. Any amendments of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$582	^$1,156	^$1,756	^$3,371	^$582	^$1,156	^$1,756	^$3,371
Class C shares	$283	$ 924	$1,687	$3,695	$183	$ 924	$1,687	$3,695
Class I shares	$ 82	$ 624	$1,194	$2,744	$ 82	$ 624	$1,194	$2,744

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures in both developed and emerging markets. The Fund invests primarily in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereign nations, (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iv) precious metals and commodities-related instruments. The Fund normally invests in multiple countries and has significant exposure to foreign currencies and duration. Certain emerging market countries are referred to as frontier market countries. The Fund’s investments may be highly concentrated in a geographic region or country.

Eaton Vance Global Income Funds

17

Prospectus dated March 1, 2011

The Fund invests in fixed income securities, a wide variety of derivative instruments, precious metals and other commodities-related investments and, to a more limited extent, equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities or commodities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives is expected to be extensive. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to emerging markets investments and derivatives.

In managing the Fund, the investment adviser seeks to gain exposures to countries and currencies that are expected to strengthen versus one or more of the world’s major economies or currencies (U.S. dollar, euro and yen) based on its global macroeconomic and political analysis. The investment adviser attempts to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

The Fund primarily invests its assets in International Income Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Principal Risks

Foreign and Emerging Market Investment Risk. Because the Fund invests a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain fixed income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain fixed income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Fixed income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of fixed income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security rather than solely

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Prospectus dated March 1, 2011

to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Interest Rate Risk. As interest rates rise, the value of certain fixed income securities is likely to decline. Conversely, when interest rates decline, the value of such investments is likely to rise. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

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Prospectus dated March 1, 2011

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Geographic Concentration Risk. Because the Fund’s investments may be highly concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. No performance is shown for Class C and Class I shares because those Classes had not commenced operations as of December 31, 2010. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

For the period from December 31, 2007 through December 31, ^2010, the highest quarterly total return for ^Class A was 11.09% for the quarter ended March 31, 2008, and the lowest quarterly return was –5.21% for the quarter ended September 30, 2008. For the 30 days ended October 31, ^2010, the SEC yield for Class A shares was 1.^88%. For current yield information, call 1-800-262-1122. ^

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Prospectus dated March 1, 2011

Average Annual Total Return as of December 31, 2010	One Year	Life of Fund

Class A Return Before Taxes	^-0.25%	^7.56%
Class A Return After Taxes on Distributions	^-0.21%	^6.29%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^1.18%	^5.94%
JP Morgan Government Bond Index – Global Ex-US 1-3 year (reflects no deduction for fees, expenses or taxes)	^4.75%	^8.70%
JP Morgan Government Bond Index – Global, ex U.S. (reflects no deduction for fees, expenses or taxes)	^6.78%	^9.86%

These returns reflect the maximum sales charge for Class A (4.75%). Class A commenced operations on June 27, 2007. Life of Fund returns are calculated from June 30, 2007. The Fund’s primary benchmark has changed to JP Morgan Government Bond Index – ^Global Ex-US 1-^3 year because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. ^ Investors cannot invest directly in an Index. (Source for JP Morgan Government Bond Index – Global Ex -U.S. 1-3 year and JP Morgan Government Bond Index – Global, ex U.S.: ^JP Morgan.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance") serves as Investment Adviser to the Fund. Boston Management and Research ("BMR") serves as Investment Adviser to the Portfolio.

Portfolio Managers

Mark S. Venezia, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since inception.

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since 2008.

^Michael A. ^Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since ^2008.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 27 of this Prospectus.

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Prospectus dated March 1, 2011

Eaton Vance Strategic Income Fund

Investment Objective

The Fund’s investment objective is total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 42 of this Prospectus and page 36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I	Class R

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I	Class R

Management Fees	0.01%	0.01%	0.01%	0.01%	0.01%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a	0.50%
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses(2)	0.63%	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.01%	1.76%	1.76%	0.76%	1.26%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
(2)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.55%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$573	$781	$1,006	$1,653	$573	$781	$1,006	$1,653
Class B shares	$679	$954	$1,154	$1,875	$179	$554	$ 954	$1,875
Class C shares	$279	$554	$ 954	$2,073	$179	$554	$ 954	$2,073
Class I shares	$ 78	$243	$ 422	$ 942	$ 78	$243	$ 422	$ 942
Class R shares	$128	$400	$ 692	$1,523	$128	$400	$ 692	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective primarily by allocating assets among other registered investment companies managed by Eaton Vance and it affiliates that invest in different asset classes (the "Portfolios"). The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets invested in each Portfolio. The Fund also may invest directly in securities, non-affiliated registered investment companies, or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund.

The Fund seeks investment exposures around the world, including, but not limited to, U.S. government agency mortgage-backed securities, high yield corporate debt, secured floating rate bank loans, sovereign nation investments (including sovereign debt, currencies, and interest rates), municipal investments and commodity-related investments. The Fund may invest up to 10% of its

Eaton Vance Global Income Funds 22 Prospectus dated March 1, 2011 net assets in municipal securities directly or through other investment companies. The Fund frequently has significant exposure to foreign markets, including emerging markets. The Fund invests at least 25% of its net assets in one or more Portfolios that seek exposures around the world by investing primarily in sovereign nation investments.

The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives may be extensive.

The Fund will maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Group ("S&P") and Fitch Ratings ("Fitch") or Baa by Moody’s Investors Service, Inc. ("Moodys")). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called "junk bonds"). The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

In managing the Fund, the investment adviser adjusts investments based on its macroeconomic views and analysis in an effort to take advantage of differences in investment sectors, such as U.S. Government, investment grade and below investment grade credit markets, and foreign sectors (primarily focused on sovereign debt, currencies, interest rates, and, to a limited extent, equities). The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

Principal Risks

Foreign and Emerging Market Investment Risk. Because the Fund invests a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain fixed income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain fixed income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Fixed income securities and bank loans are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities and bank loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of fixed income securities and bank loans, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated investments have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest

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Prospectus dated March 1, 2011

payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Interest Rate Risk. As interest rates rise, the value of certain fixed income securities is likely to decline. Conversely, when interest rates decline, the value of such investments is likely to rise. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

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Prospectus dated March 1, 2011

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, including being more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and Lipper classification average. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 10.18% for the quarter ended June 30, 2009, and the lowest quarterly total return was -8.46% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 2.64%, for Class B shares was 2.02%, for Class C shares was 2.02%, for Class I shares was 3.01% and for Class R shares was 2.51%. For current yield information call 1-800-262-1122.

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Average Annual Total Return as of December 31, 2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	2.89%	6.15%	6.93%
Class A Return After Taxes on Distributions	1.06%	3.86%	4.22%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	1.85%	3.87%	4.26%
Class B Return Before Taxes	2.03%	6.04%	6.62%
Class C Return Before Taxes	6.03%	6.36%	6.65%
Class I Return Before Taxes	8.15%	7.23%	7.46%
Class R Return Before Taxes	7.64%	7.12%	7.41%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Lipper Multi-Sector Income Fund Classification Average (reflects no deduction for taxes)	10.83%	6.27%	6.94%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I and Class R performance shown above for the period prior to April 3, 2009 and August 3, 2009 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index or Lipper classification. (Source for Barclays Capital U.S. Aggregate Index and Lipper Multi-Sector Income Fund Classification Average: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance").

Portfolio Managers

^Mark S. ^Venezia, Vice President of Eaton ^Vance, has managed the Fund ^since ^1990.

^Eric A. ^Stein, Vice President of Eaton ^Vance, has managed the Fund ^since ^2009.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 27 of this Prospectus.

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Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into ^a Fund is $1,000 for Class A, Class B, Class C and Class R and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Investment Objectives & Principal Policies and Risks

Each Fund and Portfolio is permitted to engage in the following investment practices to the extent set forth in "Fund Summaries" above and the Overview (for the Funds) and in Further Information About The Portfolios (for the Portfolios). References to the "Fund" below are to each Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of each Fund is set forth above in "Fund Summaries^." As noted in ^"Fund Summaries", each Fund (except Strategic Income Fund) seeks to achieve its investment objective by investing in ^the underlying Portfolio(^s), or by investing directly in ^securities, investment companies and other instruments. ^Information also is ^included about other types of investments and practices that each ^Fund may engage in from time to time.

The Strategic Income Fund seeks its objective by primarily investing in one or more of the following Portfolios:

  Boston Income Portfolio;
  Emerging Markets Local Income Portfolio;
  Floating Rate Portfolio;
  Global Macro Portfolio;
  Global Macro Absolute Return Advantage Portfolio;
  Global Opportunities Portfolio;
  High Income Opportunities Portfolio;
  International Income Portfolio;
  Investment Grade Income Portfolio;
  Investment Portfolio; and
  Multi-Sector Option Strategy Portfolio.

The Strategic Income Fund invests over 25% of its net assets in Global Macro Portfolio. The balance of the Fund’s assets is invested in one or more other Portfolios, directly in securities, investment companies and other instruments.

The principal investment strategies of each Portfolio are described in Further Information About The Portfolios.

Set forth below is an overview of each Fund’s investment practices, followed by additional information about the principal characteristics and risks associated with such practices.

Overview. Each Fund’s investments may include foreign and domestic securities and other instruments, including sovereign ^debt (including U.S. Treasuries), mortgage-backed securities ("MBS"), floating-rate bank loans, secured floating-rate bank loans, municipal securities, corporate debt, other fixed-income securities (including taxable municipal securities), equity securities and commodities related investments. ^Each Fund engages in derivative transactions to seek to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Global Macro Absolute Return Fund invests principally (over 50% of net assets) in high grade investments (rated ^A- or higher by Standard & Poor’s Ratings Group ("S&P"), Fitch Ratings ("Fitch") or ^A3 by Moody’s Investors Service, Inc.("Moody’s")) and may invest the remainder of its assets in lower-rated or unrated investments. Global Macro Absolute Return Advantage Fund may invest in securities of any investment grade, including those rated below investment grade (which are those rated below Baa by Moody’s, or below BBB by S&P or Fitch) or in unrated securities considered to be of comparable quality by the investment adviser ("junk investments"). Global Macro Absolute Return Fund and Strategic Income Fund may invest up to 10% of ^net assets ^and Emerging Markets Local Income Fund and International Multi-Market Local Income Fund may invest up to 5% of net assets in equity securities. Global Macro Absolute Return Fund, Global Macro Absolute Return Advantage Fund and International Multi-Market Local Income Fund normally invest in at least three different countries (one of which is the United States). The Strategic Income Fund may also invest in Build America Bonds. Each Fund may borrow ^for investment purposes and ^engage in securities lending.

Each Fund may sell securities and other instruments short provided that not more than 15% of net assets is held as collateral for such sales. ^Global Macro Absolute Return Advantage Fund also may enter into forward commitments to purchase or sell instruments. Emerging Markets Local Income Fund, Global Macro Absolute Return Fund, International Multi-Market Local Income Fund and Strategic Income Fund may enter into forward commitments to purchase U.S. Government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for purposes of investment leverage. Each ^of these four Funds may enter into forward commitments to sell generic U.S. Government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings. ^For purposes of determining compliance with a Fund’s asset requirement as described in the Fund ^Summaries, the absolute value of the notional amount of long and short derivative positions is included.^

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^

^Foreign and Emerging Markets Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

The Fund may invest in securities and other instruments (including loan participations) issued by sovereign entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

The foregoing risks of foreign investing can be more significant in less developed ^countries characterized as emerging ^or frontier market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging ^and frontier market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging and frontier market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging ^and frontier market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and ^bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would ^otherwise choose to sell. Emerging ^and frontier market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") ^to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^

Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-^sovereign banks and U.S. and non-U.S. corporations. ^Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), are debt obligations that are issued at a significant discount from face ^value, and securities purchased on a forward commitment or when issued basis. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

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Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Options on ^Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the ^Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. ^If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the ^option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the ^Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the ^instrument underlying a call option may be limited while the option is in effect unless ^the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. ^ As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

The Fund may also enter swaptions, which are options giving the option owner the right (but not the obligation) to enter into or cancel a swap agreement at a future date.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate ^payments. Cross-currency swaps are interest rate swaps in which the notional amount upon which the fixed interest rate is accrued is denominated in one currency and the notional amount upon which the floating rate is accrued is denominated in another currency. The notional amounts are typically determined based on the spot exchange rate at the inception of the trade. Interest rate swaps involve counterparty risk and the risk of imperfect correlation^.

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Credit Default Swaps. Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk.

Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that ^are not seasoned MBS ^are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which the Fund sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

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Floating Rate Loans. Senior floating-rate loans ("Senior Loans") hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.

Short Sales. A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Repurchase Agreements. A repurchase agreement is the purchase by the Fund of securities from a ^counterparty in exchange for cash that is coupled with an agreement to resell ^those securities to the counterparty at a specified date and price. Repurchase agreements which mature in more than seven days will be treated as illiquid. ^When a repurchase ^agreement is entered, the Fund typically ^receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. ^The value of ^such securities will be marked to market ^daily, ^and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to ^settle a short sale, the value of ^the securities delivered to the Fund will be at least ^equal to 90% repurchase price during the term of ^the repurchase ^agreement. ^The terms of a repurchase agreement entered ^to ^settle a short sale may provide that the ^cash purchase price paid by the Fund is ^more than the value of purchased securities that effectively collateralize the repurchase ^price payable by the counterparty. ^Since in such a ^transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of ^the purchased securities that it is obligated to return to the counterparty ^under the repurchase agreement^. The Fund’s ^investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

^

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

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Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks described under "Asset-Backed Securities" above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed ^securities. The Fund’s direct and indirect investments in CMBS will not exceed 25% of its net assets. For the purposes of the Fund’s industry concentration policy, CMBS will be categorized based on the underlying assets of the CMBS (retail, office, warehouse, multifamily, defeased collateral, etc.).

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

Inflation-Indexed Bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are ^fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Event-Linked Instruments. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Commodities-Related Investments. Commodities-related investments may be used to hedge a position in a commodity producing country or for non-hedging purposes, such as to gain exposure to a particular type of commodity or commodity market. Commodities related investments include (but are not limited to); commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); commodity exchange traded notes (non-interest paying debt instruments whose price fluctuates by contractual commitment with an underlying commodities index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); and any other commodities-related investments permitted by law.

To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities investments generates income that is not from a qualified source for purposes of meeting this 90% test. ^The Fund has received a ^private letter ruling ^from the Internal Revenue Service (“IRS”), ^which provides that income (i) from commodity-linked notes or (ii) earned by or allocated to the Fund from the ownership

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of one or more offshore subsidiaries that hold commodities or commodities-related investments is income from a qualified source for purposes of the 90% test. ^The Fund ^has established a wholly-owned offshore ^subsidiary (^the "Subsidiary") organized ^under the laws of the Cayman Islands^. The Fund intends to gain exposure to commodity markets by investing up to 25% of its ^total assets in the Subsidiary. All income or net capital gain allocated to the Fund from such a subsidiary would be treated as ordinary income to the Fund. The ^Subsidiary is advised by the investment adviser, or an affiliate thereof, and ^is managed ^subject to the same investment policies and restrictions as the Fund^. To the extent the Fund conducts its commodities-related investing through ^the Subsidiary, ^the Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be effected by developments in that jurisdiction. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/ or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Equity Investments. Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

^

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities. Although the investment adviser considers ratings when making decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely on the ratings assigned by the rating services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Cash and Cash Equivalents. The Fund may ^invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments^.

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Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other ^institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. The Fund may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Fund may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value ^of the ^fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations to increase ^assets. The Fund will borrow for the purpose of acquiring additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a ^borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a ^borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and settle transactions). Fund borrowings ^may be equal to as much as 50% of the value of its net assets (not including such borrowings). The Fund is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

As prescribed by applicable regulations, the Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. The Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Fund may be required to maintain asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. ^The ^rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

^

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Prospectus dated March 1, 2011

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Investing in the Portfolios. Because the advisory fee paid by each Portfolio differs, a Fund that invests in more than one Portfolio has the potential for a conflict of interest with the investment adviser in that assets could be allocated to a Portfolio for the reason that it has a higher advisory fee. However, in making allocation determinations, the portfolio manager is expressly forbidden from considering the fee payable by the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders. The Fund may be one of several investors in a Portfolio. Actions taken by other investors may adversely affect the Fund and its shareholders.

General. Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Shareholders will receive 60 days’ written notice of any material change in the investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

^The Emerging Markets Local Income Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. ^The investment adviser of each Fund is Eaton Vance Management ("Eaton Vance") and ^the investment adviser of each Portfolio and Subsidiary is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance. Eaton Vance and BMR’s offices are located at ^Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals^.

Each investment adviser manages investments pursuant to investment advisory agreements. To the extent Fund assets are invested in a Portfolio, the Fund is allocated its pro rata share of the Portfolio’s advisory fee. The investment advisory fee rate payable under each Subsidiary’s investment advisory agreement is the same as the fee rate payable under its corresponding Portfolio’s investment advisory agreement. In determining the investment advisory fee payable by each Portfolio and Subsidiary, the applicable advisory fee rate is determined based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary) and the applicable fee rate is assessed on the average daily net assets of each entity separately (in the case of the Portfolio, exclusive of its interest in the Subsidiary). Information about portfolio managers and advisory fees is set forth below. If a Portfolio invests in an affiliated money market fund or similar fund that charges a management fee, then the portion of such fee allocable to that Portfolio will be credited against that Portfolio’s advisory fee.

Each Fund’s most recent shareholder report ^provides information regarding the basis for the Trustees’ approval of each Fund and each Portfolio’s investment advisory agreement.

Emerging Markets Local Income Fund and Portfolio. Under the Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Fund up to $1 billion that are ^invested directly in ^securities. On ^average daily net assets of $1 billion and over, the annual fee is reduced. For the fiscal year ended October 31, ^2010, the Fund at all times invested in Emerging Markets Local Income Portfolio and, as such, the Fund did not incur advisory fees under its advisory agreement.

^

Under its investment advisory agreement with Emerging Markets Local Income Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets	Annual Fee Rate

up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%

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Prospectus dated March 1, 2011

For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%. The portfolio managers of the Fund and the Portfolio are Mark S. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008). Messrs. Venezia, Baur, and Cirami co-manage other Eaton Vance funds and portfolios, and are Vice Presidents of Eaton Vance and BMR. Messrs. Venezia, Baur and Cirami have been employees of Eaton Vance for more than five years.

Global Macro Absolute Return Fund and Global Macro Portfolio. Under the Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.615% annually of the ^average daily net assets of the Fund up to $500 ^million that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator ("Investable Assets"). On Investable Assets of $500 million and over, the annual fee is reduced. For the fiscal year ended October 31, ^2010, the Fund at all times invested in Global Macro Portfolio and, as such, the Fund did not incur advisory fees under its advisory agreement.

Under its investment advisory agreement with Global Macro Portfolio, BMR receives a monthly advisory fee as follows:

		Annual ^Fee Rate
	^
Average Daily ^Investable Assets

up to $500 million		0.615%
$500 million but less than $1 billion		0.595%
$1 billion but less than $1.5 billion		0.575%
$1.5 billion but less than $2 billion		0.555%
$2 billion but less than $3 billion		0.520%
$3 billion and over		0.490%

^

For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio, was 0.53%. The portfolio managers of the Fund and the Portfolio are Mark S. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008), and Eric A. Stein (since August 12, 2010). Additional Information about Messrs. Venezia, Baur and Cirami appears under "Emerging Markets Local Income Fund and Portfolio" above. Mr. Stein co-manages other Eaton Vance funds and portfolios, and is a Vice President of Eaton Vance and BMR. Mr. Stein originally joined Eaton Vance in July 2002. Prior to re-joining Eaton Vance in 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois.

^Global Macro Absolute Return Advantage Fund and Portfolio. Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Under the Fund’s investment advisory and administrative agreement, Eaton Vance receives a monthly advisory fee equal to ^1.^00% annually of the Investable Assets of the Fund up to $^500 million. ^On Investable Assets of $^500 million and over, the annual fee is reduced. ^For the ^period from August 31, 2010 to October 31, ^2010, the Fund at all times invested in ^Global Macro Absolute Return Advantage Portfolio and, as such, the Fund did not incur advisory fees under its advisory and administrative agreement.

Under its investment advisory and administrative agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Investable Assets	Annual Asset Rate

up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%

For the period from August 31, 2010 to October 31, 2010, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of the Portfolio, was 1.00%. The portfolio managers of the Fund and the Portfolio are Mark S. Venezia, John R. Baur, Michael A. Cirami and Eric A. Stein (since inception). Additional information about Messrs. Venezia, Baur, Cirami and Stein appears above.

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Prospectus dated March 1, 2011

International Multi-Market Local Income Fund and International Income Portfolio. Under ^the Fund’s investment advisory ^agreement, ^Eaton Vance receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the ^Fund up to $1 ^billion that are invested directly in securities. On average daily net assets of $1 billion and over, the annual fee is reduced. For the fiscal year ended October 31, ^2010, the ^Fund at all times invested in International Income Portfolio and, as such, ^the ^Fund did not incur advisory fees under its advisory agreement.^

Average Daily Net Assets	Annual Fee Rate

up to $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.550%

For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625%. The portfolio managers of ^the Fund and ^the Portfolio are Mark S. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008). Additional information about Messrs. Venezia, Baur, ^and Cirami ^appears above.

Strategic Income Fund. Under the Fund’s investment advisory agreement, Eaton Vance receives an annual advisory fee equal to 0.615% of the Investable Assets of the Fund as follows:

Average Daily Investable Assets	Annual Asset Rate

up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

For the fiscal year ended October 31, 2010, the effective annualized rate of the investment advisory fees paid by the Fund, based on average daily net assets (including its allocable portion of Portfolio advisory fees) to Eaton Vance was 0.56%. The Fund is co-managed by Mark S. Venezia (since June 22, 2007) and Eric A. Stein (since December 1, 2009). Additional information about Messrs. Venezia and Stein appears above.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs ^for its sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^(the "valuation time"). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from

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Prospectus dated March 1, 2011

Fund and Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses independent pricing services to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information^. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS, are valued by independent pricing services. Precious metals are valued at the New York Composite mean quotation. Exchange-listed ^securities and ^other ^instruments (including derivatives) normally are valued at closing sale prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. The Subsidiary has adopted the same valuation procedures as a Fund. Each Fund’s shares of the Subsidiary will be valued at their net asset value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund ^values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class B, Class C and Class R Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your

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Prospectus dated March 1, 2011

initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain sovereign debt, currencies, emerging market and derivatives instruments or other investments not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

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  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.30% (0.25% in the case of Strategic Income Fund) annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan

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accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution and service fees up to 0.50% annually of average daily net assets.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

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Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at the
Third	4%	time of purchase or at the time of redemption. Shares
Fourth	3%	acquired through the reinvestment of distributions are
Fifth	2%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. ^Class A, Class B, Class C and Class R shares ^have in effect plans under Rule 12b-1 that allow ^each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. ^Class B and Class C shares pay distribution fees to the principal underwriter of 0.^75% ^of average daily net assets annually. Class R shares pay distribution fees of 0.^25% annually of average daily net

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^assets. Although there is no present intention to do so, Class R shares could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) ^in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. ^Class B, Class C and Class R also pay service fees to the principal underwriter equal to ^0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.30% (0.25% in the case of Strategic Income Fund Class A) of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution ^and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

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If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end and each ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

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Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

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Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. Different classes may distribute different dividend amounts. Distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio or a Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. A majority of the Fund’s distributions may be taxed as ordinary income. For taxable years ^beginning on or before December 31, ^2012, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by the shareholder and the Portfolio or Fund (as applicable). The Fund’s distributions are taxable whether they are paid in cash or reinvested in additional shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on those securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes paid. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures through positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivatives positions. In certain circumstances, this may result in a distribution of a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, a Fund is required to notify shareholders of the ^components of any distribution that includes amounts from sources other than net income.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, with the following exceptions: the information for Global Macro Portfolio for the year ended October 31, 2006 was audited by another independent registered public accounting firm; and the information for Strategic Income Fund for the year ended October 31, 2006, with the exception of the Portfolio Turnover of the Fund, was audited by another independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request. Financial Highlights information is not provided for Class C and Class I ^shares of ^International Multi-Market Local Income Fund because the ^Classes had not yet commenced operations for those Funds as of October 31, ^2010. Financial Highlights information is not provided for Class R shares of Global Macro Absolute Return Advantage Fund because the Fund has not had a full calendar year of operations.

^

	Emerging Markets Local Income Fund

	Year Ended October 31

	2010			2009	2008	2007(1)

	Class A	Class C (13)	Class I(13)	Class A	Class A	Class A

Net asset value - Beginning of period	$ 9.850	$10.430	$10.060	$ 8.280	$10.770	$10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.450	$ 0.073	$ 0.438	$ 0.487	$ 0.475	$ 0.165
Net realized and unrealized gain (loss)	1.312	0.510	1.115	1.864	(1.727)	0.732
Total income (loss) from operations	$ 1.762	$ 0.583	$ 1.553	$ 2.351	$ (1.252)	$ 0.897
Less Distributions
From net investment income	$ (0.658)	$ (0.128)	$ (0.624)	$(0.781)	$ (0.640)	$ (0.259)
From net realized gain	(0.026)	(0.026)	(0.026)	—	(0.381)	—
Tax return of capital	(0.098)	(0.019)	(0.093)	—	(0.217)	—
Total distributions	$ (0.782)	$ (0.173)	$ (0.743)	$(0.781)	$ (1.238)	$ (0.259)
Capital contribution from administrator(2)	$ —	$ —	$ —	$—	$—	$ 0.132
Net asset value - End of period	$ 10.830	$10.840	$10.870	$ 9.850	$ 8.280	$ 10.77
Total Return(3)	18.65%(8)	5.63%(8)	16.13%(8)	30.05%	(13.38)%	10.44%(7)(8)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,501	$34,064	$46,791	$ 5,291	$ 1,529	$11
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25%	1.95%(9)	0.95%(9)	1.25%	1.25%	1.25%(9)
Net investment income	4.28%	2.74%(9)	4.51%(9)	5.37%	4.73%	4.67%(9)
Portfolio Turnover of the Portfolio	17%	17%(8)(12)	17%(8)(12)	26%	38%	2%(8)

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Global Macro Absolute Return Fund

	Year Ended October 31,

	2010				2009

	Class A	Class C	Class I	Class R(10)	Class A	Class C (10)	Class I

Net asset value - Beginning of period	$ 10.360	$ 10.350	$ 10.340	$10.380	$ 9.830	$10.300	$ 9.820
Income (Loss) From Operations
Net investment income(2)	$ 0.226	$ 0.146	$ 0.245	$ 0.062	$ 0.460	$ (0.012)	$ 0.504
Net realized and unrealized gain (loss)	0.269	0.282	0.285	0.138	0.649	0.104	0.623
Total income from operations	$ 0.495	$ 0.428	$ 0.530	$ 0.200	$ 1.109	$ 0.092	$ 1.127
Less Distributions
From net investment income	$ (0.067)	$ (0.057)	$ (0.070)	$ (0.031)	$ (0.571)	$ (0.042)	$ (0.599)
From net realized gain	—	—	—	—	(0.008)	—	(0.008)
Tax return of capital	(0.468)	(0.401)	(0.490)	(0.219)	—	—	—
Total distributions	$ (0.535)	$ (0.458)	$ (0.560)	$ (0.250)	$ (0.579)	$ (0.042)	$ (0.607)
Net asset value - End of period	$ 10.320	$ 10.320	$ 10.310	$10.330	$ 10.360	$10.350	$ 10.340
Total Return(3)	4.89%	4.21%	5.24%	1.94%(8)	11.53%	0.89%(8)	11.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,489,211	$1,349,700	$3,633,407	$ 1,091	$209,714	$39,020	$147,589
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00%	1.71%	0.71%	1.18%(9)	1.24%	1.97%(9)	0.94%
Net investment income	2.18%	1.41%	2.36%	1.06%(9)	4.56%	(1.41)%(9)	5.01%
Portfolio Turnover of the Portfolio	19%	19%	19%	19%(12)	25%	25%(12)	25%

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Global Macro Absolute Return Fund

	Year Ended October 31,

	2008		2007(1)

	Class A	Class I	Class A	Class I

Net asset value - Beginning of period	$10.220	$10.210	$10.000	$10.000
Income (Loss) From Operations
Net investment income(2)	$0.499	$ 0.464	$ 0.123	$ 0.146
Net realized and unrealized gain (loss)	(0.247)	(0.181)	0.201	0.243
Total income from operations	$0.252	$ 0.283	$ 0.324	$ 0.389
Less Distributions
From net investment income	$ (0.605)	$ (0.636)	$ (0.225)	$ (0.235)
From net realized gain	(0.037)	(0.037)	—	—
Total distributions	$ (0.642)	$ (0.673)	$ (0.225)	$ (0.235)
Capital contribution from administrator(2)	$—	$—	$ 0.121	$ 0.056
Net asset value - End of period	$9.830	$ 9.820	$10.220	$10.210
Total Return(3)	2.49%	2.69%	4.50%(7)(8)	4.50%(7)(8)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,178	$16,291	$25	$10
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.10%	0.80%	1.05%(9)	0.75%(9)
Net investment income	4.90%	4.59%	3.55%(9)	4.15%(9)
Portfolio Turnover of the Portfolio	26%	26%	45%(9)	45%(8)

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Global Macro Absolute Return Advantage Fund

	Year Ended October 31,

	2010(14)

	Class A	Class C	Class I

Net asset value - Beginning of period	$10.000	$10.000	$10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.028	$ 0.015	$ 0.025
Net realized and unrealized gain	0.032	0.045	0.045
Total income from operations	$ 0.060	$ 0.060	$ 0.070
Net asset value - End of period	$10.060	$10.060	$10.070
Total Return(3)	0.60%(8)	0.60%(8)	0.70%(8)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,143	$ 8,747	$56,036
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.55%(9)(15)	2.25%(9)(15)	1.25%(9)(15)
Net investment income	1.69%(9)	0.89%(9)	1.50%(9)
Portfolio Turnover of the Portfolio	7%(8)	7%(8)	7%(8)

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	International Multi-Market Local Income Fund

	Period Ended October 31,

	2010	2009	2008	2007(1)

	Class A	Class A	Class A	Class A

Net asset value - Beginning of period	$11.690	$10.350	$10.850	$10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.309	$ 0.328	$ 0.435	$0.124
Net realized and unrealized gain (loss)	(0.114)	1.738	(0.490)	0.468
Total income (loss) from operations	$ 0.195	$ 2.066	$ (0.055)	$0.592
Less Distributions
From net investment income	$ (0.050)	$ (0.496)	$ (0.434)	$ (0.014)
From net realized gain	(0.007)	(0.230)	(0.013)	(0.135)
Tax return of capital	(0.468)	—	—	—
Total distributions	$ (0.525)	$ (0.726)	$ (0.447)	$ (0.149)
Capital contribution from administrator(2)	$ —	$—	$ 0.002	$0.407
Net asset value - End of period	$11.360	$11.690	$10.350	$10.850
Total Return(3)	1.70%	20.67%	(0.73)%(7)	10.05%(7)(8)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,552	$ 6,196	$ 5,517	$ 245
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.10%	1.10%	1.10%	1.25%(9)
Net investment income(4)	2.73%	3.01%	3.86%	3.38%(9)
Portfolio Turnover of the Portfolio	45%	28%	14%	2%(8)

(See footnotes on next page.)

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Prospectus dated March 1, 2011

^Financial Highlights (continued)

	Strategic Income Fund

	Year Ended October 31,

	2010					2009

	Class A	Class B	Class C	Class I	Class R	Class A	Class B	Class C	Class I(11)	Class R(11)

Net asset value - Beginning of year	$ 7.950	$ 7.500	$ 7.510	$ 7.930	$ 7.940	$ 6.940	$ 6.570	$ 6.570	$ 6.870	$ 7.660
Income (Loss) From Operations
Net investment income(2)	$ 0.299	$ 0.226	$ 0.224	$ 0.312	$ 0.266	$ 0.368	$ 0.295	$ 0.296	$ 0.237	$ 0.058
Net realized and unrealized gain (loss)	0.388	0.374	0.366	0.403	0.422	1.062	0.982	0.991	1.077	0.321
Total income (loss) from operations	$ 0.687	$ 0.600	$ 0.590	$ 0.715	$ 0.688	$ 1.430	$ 1.277	$ 1.287	$ 1.314	$ 0.379
Less distributions
From net investment income	$ (0.427)	$ (0.350)	$ (0.350)	$ (0.445)	$(0.408)	$ (0.420)	$ (0.347)	$ (0.347)	$ (0.254)	$(0.099)
Total distributions	$ (0.427)	$ (0.350)	$ (0.350)	$ (0.445)	$(0.408)	$ (0.420)	$ (0.347)	$ (0.347)	$ (0.254)	$(0.099)
Net asset value - End of year	$ 8.210	$ 7.750	$ 7.750	$ 8.200	$ 8.220	$ 7.950	$ 7.500	$ 7.510	$ 7.930	$ 7.940
Total Return (3)	8.83%	8.14%	8.00%	9.23%	8.84%	21.38%	20.08%	20.24%	19.36%(8)	4.97%(8)
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,679,836	$162,476	$780,986	$238,933	$ 577	$1,410,612	$163,073	$618,431	$64,614	$ 1
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.01%	1.76%	1.76%	0.76%	1.26%	1.08%	1.83%	1.83%	0.83%(9)	1.33%(9)
Net investment income	3.68%	2.95%	2.92%	3.84%	3.26%	5.05%	4.32%	4.31%	5.31%(9)	2.98%(9)
Portfolio Turnover of the Fund(16)	19%	19%	19%	19%	19%	11%	11%	11%	11%(19)	11%(19)
Portfolio Turnover of the Fund, excluding contributions and
withdrawals	15%	15%	15%	15%	15%	33%	33%	33%	33%(19)	33%(19)
Portfolio Turnover of Boston Income Portfolio	75%	75%	75%	75%	75%	74%	74%	74%	74%(12)	74%(12)
Portfolio Turnover of Emerging Markets Local Income Portfolio	17%	17%	17%	17%	17%	26%	26%	26%	26%(12)	26%(12)
Portfolio Turnover of Floating Rate Portfolio	39%	39%	39%	39%	39%	35%	35%	35%	35%(12)	35%(12)
Portfolio Turnover of Global Macro Absolute Return Advantage
Portfolio	7%(17)	7%(17)	7%(17)	7%(17)	7%(17)	—	—	—	—	—
Portfolio Turnover of Global Macro Portfolio	19%	19%	19%	19%	19%	25%	25%	25%	25%(12)	25%(12)
Portfolio Turnover of Global Opportunities Portfolio	18%(18)	18%(18)	18%(18)	18%(18)	18%(18)	—	—	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	79%	79%	79%	79%	79%	72%	72%	72%	72%(12)	72%(12)
Portfolio Turnover of International Income Portfolio	45%	45%	45%	45%	45%	28%	28%	28%	28%(12)	28%(12)
Portfolio Turnover of Investment Portfolio	26%	26%	26%	26%	26%	34%	34%	34%	34%(12)	34%(12)

(See footnotes on ^next page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Strategic Income Fund

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$8.02	$7.590	$7.600	$7.890	$7.470	$7.470	$7.900	$7.480	$7.480
Income (Loss) From Operations
Net investment income(2)	$0.402	$0.331	$0.325	$0.436	$0.356	$0.356	$0.398	$0.320	$0.320
Net realized and unrealized gain (loss)	(0.929)	(0.881)	(0.885)	0.221	0.207	0.217	0.161	0.153	0.153
Total income (loss) from operations	$(0.527)	$(0.550)	$(0.560)	$0.657	$0.563	$0.573	$0.559	$0.473	$0.473
Less Distributions
From net investment income	$(0.537)	$(0.456)	$(0.457)	$(0.527)	$(0.443)	$(0.443)	$(0.563)	$(0.477)	$(0.477)
Tax return of capital	(0.016)	(0.014)	(0.013)	—	—	—	(0.006)	(0.006)	(0.006)
Total distributions	$(0.553)	$(0.470)	$(0.470)	$(0.527)	$(0.443)	$(0.443)	$(0.569)	$(0.483)	$(0.483)
Net asset value - End of year	$6.940	$6.570	$6.570	$8.020	$7.590	$7.600	$7.890	$7.470	$7.470
Total Return (3)	(7.09)%	(7.73)%	(7.85)%	8.61%	7.77%	7.91%	7.30%	6.50%	6.50%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$760,072	$151,015	$399,865	$598,155	$180,871	$311,317	$414,882	$194,351	$225,985
Ratios (as a percentage of average daily net assets):
Expenses (4)(5)	1.04%	1.79%	1.79%	1.04%	1.78%	1.78%	0.99%	1.74%	1.74%
Net investment income	5.19%	4.50%	4.43%	5.49%	4.74%	4.74%	5.04%	4.27%	4.29%
Portfolio Turnover of the Fund(16)	14%	14%	14%	36%	36%	36%	50%	50%	50%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	13%	13%	13%	—	—	—	—	—	—
Portfolio Turnover of Boston Income Portfolio	54%	54%	54%	—	—	—	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	38%	38%	38%	2%	2%	2%	—	—	—
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%	50%	50%	50%
Portfolio Turnover of Global Macro Portfolio	26%	26%	26%	45%	45%	45%	41%	41%	41%
Portfolio Turnover of High Income Opportunities Portfolio	48%	48%	48%	81%	81%	81%	62%	62%	62%
Portfolio Turnover of Investment Portfolio	24%	24%	24%	35%	35%	35%	—	—	—
Portfolio Turnover of International Income Portfolio	14%	14%	14%	2%	2%	2%	—	—	—

(1)	For the period from the start of business, June 27, ^2007 to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes the Fund’s share of the Portfolio’s ^allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The administrator subsidized certain operating expenses (equal to 0.36%, 4.25%, 4.63% and 287.76% for Class A shares of Emerging Markets Local Income Fund; 0.12%, 0.33% and 673.39% for Class A and Class I shares of Global Macro Absolute Return Fund; and 1.74%, 1.76%, 1.99% and 301.15% for Class A shares of International Multi-Market Local Income Fund of average daily net assets for the years ended October 31, 2010, 2009 and 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively). For Class C shares of Global Macro Absolute Return Fund, the administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009). For Class C and Class I shares of Emerging Markets Local Income Fund, the administrator subsidized certain operating expenses (equal to 0.36% of average daily net assets for the period ended October 31, 2010).
(7)	The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 for International Multi-Market Local Income Fund was less than 0.005%. Absent a capital contribution by the administrator ^for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12% for Class A shares of Emerging Markets Local Income Fund; 3.99% for Class A and Class I shares of Global Macro Absolute Return Fund and 9.14% for Class A shares of International Multi-Market Local Income Fund.
(8)	Not annualized.
(9)	Annualized.
^

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Prospectus dated March 1, 2011

(10)	For Class C shares of Global Macro Absolute Return Fund, from the start of business, October 1, 2009 to October 31, 2009; and for Class R shares of Global Macro Absolute Return Fund, from the start of business, April 8, 2010 to October 31, 2010.
(11)	For Class I shares of Strategic Income Fund, from the start of business, April 3, 2009 to October 31, 2009; and for Class R shares of Strategic Income Fund, from the start of business, August 3, 2009 to October 31, 2009.
(12)	For the Portfolio’s year ended October 31, 2010.
(13)	For Class C shares of Emerging Markets Local Income Fund, for the period from commencement of operations on August 3, 2010 to October 31, 2010; and for Class I shares of Emerging Markets Local Income Fund, for the period from commencement of operations on November 30, 2009 to October 31, 2010.
(14)	For the period from the start of business, August 31, 2010 to October 31, 2010.
(15)	The investment adviser and administrator reimbursed certain operating expenses (equal to 1.38% of average daily net assets for the period from the start of business, August 31, 2010 to October 31, 2010). Absent this reimbursement, total return would be lower.
(16)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.
(17)	For the period from the Portfolio’s start of business, August 31, 2010 to October 31, 2010.
(^18)	For the period from ^the Portfolio’s start of ^business, November 20, 2009 to October 31, ^2010.
(^19)	For the ^Fund’s year ended October 31, ^2010.

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Prospectus dated March 1, 2011

^

Further Information About The Portfolios

A Fund may invest in one of more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described below. The Portfolios may employ other types of strategies and invest in other types of securities that are not described below. Over time a Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which a Fund will be invested in a Portfolio at any one time. The degree to which a Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

Boston Income Portfolio. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks reasonable preservation of capital to the extent attainable from its investment in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives. The Portfolio currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of other income-producing debt securities (including senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans), as well as preferred stocks that pay dividends. The Portfolio may invest up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. Some debt securities acquired by the Portfolio do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable-in-kind. The Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 25% of total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency contracts. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.61%.

Emerging Markets Local Income Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures to emerging markets. The Portfolio invests at least 80% of total net assets (plus borrowing for investment purposes) in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the "80% Policy"). Emerging market countries are defined to include any country which did not accede to (i.e., did not become a member of) the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. Certain emerging market countries are referred to as frontier market countries. The Portfolio has significant exposure to foreign currencies and duration. The Portfolio’s investments may be highly concentrated in a geographic region or country. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the fiscal year ended October 31, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

Global Macro Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The Portfolio’s long and

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short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Portfolio may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Portfolio’s investments may be highly concentrated in a geographic region or country, typically including less-developed countries, characterized as emerging and frontier markets. Normally, not more than 25% of the Portfolio’s assets are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the euro. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.53%.

Global Macro Absolute Return Advantage Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The Portfolio’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Portfolio may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the period from the start of business, August 31, 2010 to the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 1.00%.

Global Opportunities Portfolio. The Portfolio’s investment objective is total return. The Portfolio’s investments may include foreign and domestic securities and other instruments, including sovereign debt, mortgage-backed securities (“MBS”), corporate debt, other fixed-income securities and commodities related investments. The Portfolio may also invest up to 10% of net assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Portfolio normally invests in at least three different countries (one of which may be the United States). The Portfolio typically invests in emerging market countries. The Portfolio may invest without limit in foreign currencies. The Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. The Portfolio is a non-diversified fund. For the period from the start of business, November 20, 2009 to October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.615% (annualized).

High Income Opportunities Portfolio. The Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio seeks growth of capital as a secondary investment objective. The Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Portfolio invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions. The Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below by Moody’s or BBB and below by S&P and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may invest up to 15% of its total assets in convertible securities. The Portfolio may also purchase securities that make "in-kind" interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Portfolio may invest up to 25% of its total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-U.S. dollar denominated investments. With respect to non-U.S. dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency exchange contracts. Under normal circumstances, the Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Portfolio will utilize short sales and repurchase agreements. It is anticipated that the Portfolio may have net economic leverage of up to 20% through the use of credit default swaps. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.58%.

International Income Portfolio. The Portfolio’s investment objective ^is total return. ^ The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish ^investment exposures ^in both developed and emerging markets. ^ The Portfolio invests ^primarily in (i) securities denominated in ^foreign currencies, (ii) fixed income instruments issued by ^foreign entities or ^sovereign nations, ^(iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues ^of foreign entities or sovereign nations, and/or (iv) precious metals and commodities-related instruments. The Portfolio normally invests in multiple countries and has significant exposure to foreign currencies and duration. Certain emerging market countries are referred to as frontier market countries. ^ The Portfolio’s investments may be highly concentrated in a geographic region or country. ^The Portfolio may engage in repurchase agreements, ^reverse repurchase agreements, ^forward commitments, short sales and ^securities lending. ^ The Portfolio ^is a non-diversified fund. For the fiscal year ended October 31, ^2010, ^the effective annualized rate of investment advisory fee paid to BMR, ^based on average daily net assets of the ^Portfolio, ^was 0.625%.

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^

Investment Grade Income Portfolio. The Portfolio’s investment objective is to seek current income and total return. The Portfolio seeks its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called "seasoned" mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations) and convertible debt securities. The Portfolio may invest significantly in securities issued by various U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in investment grade securities which are rated at least BBB by S&P or Baa by Moody’s or in unrated securities determined by the investment adviser to be of comparable quality (the "80% Policy"). Generally, it is expected that the Portfolio will limit investment in investment grade securities rated BBB by S&P or Baa by Moody’s to not more than 50% of its total assets; however, the Portfolio is not subject to any specific limitation. The Portfolio limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default. The securities held by the Portfolio are expected to have an average effective maturity between five and ten years. The Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The Portfolio may engage in covered short sales and repurchase agreements and may lend its securities. For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.45%.

Investment Portfolio. The Portfolio’s investment objective is to seek total return. The Portfolio may invest in a broad range of fixed income securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with rgeard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

Multi-Sector Option Strategy Portfolio. The Portfolio’s investment objective is total return. The Portfolio uses an options-based return Enhancement Strategy to pursue its investment objective which serves as an overlay to a portfolio of income securities managed by EVM (Core Strategy). By combining these two strategies, the Portfolio seeks to provide investors with a portfolio that will generate returns with low volatility and low correlation to stock and bond market returns. The Portfolio is a non-diversified fund.

Core Strategy. The Portfolio’s Core Strategy may invest in a broad range of income securities, including (but not limited to) debt securities of all types, preferred stocks, corporate debt securities of U.S. and non-U.S. issuers (including convertible securities and corporate commercial paper, senior and subordinated debt, foreign securities (including sovereign debt), foreign currencies, repurchase agreements and reverse repurchase agreements, commodities-related investments, mortgage- and asset-backed securities, inflation-indexed bonds issued by governments and corporations, structured notes, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. The Portfolio may engage in derivative transactions, short sales and securities lending. Permitted derivative transactions include the purchase and sale of futures contracts on securities, indices or currencies, options on futures contracts, deliverable and nondeliverable forward currency exchange contracts, exchange-traded and over-the-counter options on securities, indices or currencies, interest rate, inflation, total return and credit default swaps,

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forward rate agreements, forward commitments, and credit-linked notes and similar structured products. Derivatives entered by the Portfolio may be traded in the U.S. and abroad. Under normal market conditions, the Portfolio’s investment in foreign securities will not exceed 25% of its net assets.

Enhancement Strategy. The Portfolio’s Enhancement Strategy is implemented by the Portfolio’s sub-adviser, Parametric Risk Advisors LLC ("PRA"). PRA seeks to generate incremental return for the Portfolio by writing a series of call and put option spread transactions on the S&P 500 Index, SPDRs and/or another proxy for the S&P 500 Index. PRA generally seeks call spreads and put spreads that are "out of the money". That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold. For the period from the start of business, August 24, 2010 to the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.82% (annualized).

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More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s and Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the marketconditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET

The Funds’ Investment Company Act No. is 811-04015	GMIIFP

^2967-3/11	© ^2011 Eaton Vance Management

^

^Eaton Vance Tax-Managed ^Equity Asset Allocation Fund
Class A Shares - ^EAEAX      Class B Shares - ^EBEAX      Class C Shares - ^ECEAX
^Eaton Vance Tax-Managed ^Global Dividend Income Fund
Class A Shares - ^EADIX      Class B Shares - ^EBDIX      Class C Shares - ECDIX      Class I Shares - ^EIDIX
Eaton Vance Tax-Managed International Equity Fund
Class A Shares - ETIGX      Class B Shares - EMIGX      Class C Shares - ECIGX      Class I Shares - EITIX
Eaton Vance Tax-Managed Mid-Cap Core Fund
Class A Shares - EXMCX      Class B Shares - EBMCX      Class C Shares - ECMCX
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class A Shares - EACPX      Class B Shares - EBCPX      Class C Shares - ECCPX
Eaton Vance Tax-Managed Small-Cap Fund
Class A Shares - ETMGX      Class B Shares - EMMGX      Class C Shares - ECMGX      Class I Shares - EIMGX
Eaton Vance Tax-Managed Small-Cap Value Fund
Class A Shares - ESVAX      Class B Shares - ESVBX      Class C Shares - ESVCX      Class I Shares - ESVIX
Eaton Vance Tax-Managed Value Fund
Class A Shares - EATVX      Class B Shares - EBTVX      Class C Shares - ECTVX      Class I Shares - EITVX

Mutual funds seeking long-term, after-tax returns
for shareholders

Prospectus Dated
^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Tax-Managed ^Equity Asset Allocation Fund	3
Tax-Managed ^Global Dividend Income Fund	7
Tax-Managed International Equity Fund	11
Tax-Managed Mid-Cap Core Fund	^14
Tax-Managed Multi-Cap Growth Fund	^18
Tax-Managed Small-Cap Fund	^22
Tax-Managed Small-Cap Value Fund	^25
Tax-Managed Value Fund	^29
Important Information Regarding Fund Shares	^32
Investment Objectives & Principal Policies and Risks	^33
Management and Organization	^37
Valuing Shares	^40
Purchasing Shares	^40
Sales Charges	^43
Redeeming Shares	^46
Shareholder Account Features	^47
Additional Tax Information	^48
Financial Highlights	^50
Tax-Managed ^Equity Asset Allocation Fund	^50
Tax-Managed ^Global Dividend Income Fund	^52
Tax-Managed International Equity Fund	^55
Tax-Managed Mid-Cap Core Fund	^57
Tax-Managed Multi-Cap Growth Fund	^59
Tax-Managed Small-Cap Fund	^61
Tax-Managed Small-Cap Value Fund	^63
Tax-Managed Value Fund	^65

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Fund Summaries

^

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Investment Objective

The Fund’s invesment objective is to achieve long-term, after-tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. ^ You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C

Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	^0.14%	^0.14%	^0.14%
Acquired Fund Fees and Expenses(2)	^0.76%	^0.76%	^0.76%
Total Annual Fund Operating Expenses	^2.10%	^2.85%	^2.85%
Advisory Fee Reduction(3)	(0.69)%	(0.69)%	(0.69)%
^Total Annual Fund Operating Expenses After Expense Reduction	^1.41%	^2.16%	^2.16%

^(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.

(2) Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.69%.

(3) Pursuant to the Fund’s advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios in which it invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$710	^$996	^$1,302	^$2,169	^$710	^$996	^$1,302	^$2,169
Class B shares	^$719	^$1,076	^$1,359	^$2,303	^$219	^$676	^$1,159	^$2,303
Class C shares	^$319	^$676	^$1,159	^$2,493	^$219	^$676	^$1,159	^$2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 0.5% of the average value of its portfolio.

Principal Investment Strategies^

The Fund normally invests at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios described below.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Tax-Managed International Equity Portfolio. Tax-Managed International Equity Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Portfolio invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Portfolio normally invests at least 80% of its net assets in equity securities.

Tax-Managed Mid-Cap Core Portfolio. Tax-Managed Mid-Cap Core Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. The Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Multi-Cap Growth Portfolio. Tax-Managed Multi-Cap Growth Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Portfolio invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Portfolio. Tax-Managed Small-Cap Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Portfolio invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls: (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap companies. Although it invests primarily in domestic companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Value Portfolio. Tax-Managed Small-Cap Value Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index. The Portfolio normally will invest at least 80% of its net assets in small-cap companies. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Value Portfolio. Tax-Managed Value Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Portfolio invests in a diversified portfolio of value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Growth Portfolio ("Growth Portfolio"). Growth Portfolio’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities. The Portfolio invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Portfolio may invest up to 25% of its assets in foreign securities.

In allocating the Fund’s assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund’s asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate Tax-Managed Equity Asset Allocation Fund’s assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund’s investment objective and policies. Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to Tax-Managed Equity Asset Allocation Fund and each Portfolio. In making allocation decisions, the portfolio manager must make determinations only on the basis of the best interests of the Fund and its shareholders.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The ^prices of ^stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

^

Smaller Companies Risk. Smaller companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

Eaton Vance Tax-Managed Funds

5

Prospectus dated March 1, 2011

During the period from December 31, ^2002 through December 31, ^2010, the highest quarterly total return for Class A was ^17.^05% for the quarter ended ^September 30, 2009^, and the lowest quarterly return ^was ^–^22.^76% for the quarter ended December 31, 2008^.^

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^5.74%	^2.18%	^3.60%
Class A Return After Taxes on Distributions	^5.70%	^1.87%	^3.37%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^3.77%	^1.88%	^3.12%
Class B Return Before Taxes	^6.41%	^2.27%	^3.53%
Class C Return Before Taxes	^10.37%	^2.62%	^3.51%
^
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	^16.93%	^2.74%	^3.79%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on ^March 4, ^2002. Life of Fund returns are calculated from ^March 31, ^2002. ^Investors cannot invest directly in an Index. (Source for Russell ^3000 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance").

^

^Portfolio Manager. The Fund is managed by Duncan W. ^Richardson, Vice President of Eaton Vance, who has ^managed the Fund since ^operations commenced ^in ^2002.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

Eaton Vance Tax-Managed Funds

6

Prospectus dated March 1, 2011

^Eaton Vance Tax-Managed Global Dividend Income Fund

Investment Objective

The Fund’s investment objective is to achieve after-tax total return for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. ^ You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.78%	0.78%	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	^0.16%	^0.16%	^0.16%	^0.16%
^
Total Annual Fund Operating Expenses	^1.19%	^1.94%	^1.94%	^0.94%
^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	^$689	^$931	^$1,192	^$1,935	^$689	^$931	^$1,192	^$1,935
Class B shares	^$697	^$1,009	^$1,247	^$2,070	^$197	^$609	^$1,047	^$2,070
Class C shares	^$297	^$609	^$1,047	^$2,264	^$197	^$609	^$1,047	^$2,264
Class I shares	^$96	^$300	^$520	^$1,155	^$96	^$300	^$520	^$1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

^

The Fund seeks to invest primarily in common and preferred stocks of U.S. and non-U.S. companies that pay dividends that qualify for federal income taxation at long-term capital gain rates ("tax-favored dividends"). Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the "80% policy"). The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation. The Fund may at times invest 25% or more of its total assets in each of the utilities and financial services sectors. The Fund’s non-U.S. investments may include companies located in developed and/or emerging market countries. The Fund may invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below ("junk bonds"), and may invest in securities in any rating category, including those in default. The Fund may invest not more than 5% of its net assets in real estate investment trusts. The Fund may also lend its securities.

Eaton Vance Tax-Managed Funds

7

Prospectus dated March 1, 2011

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward currency contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars, equity swap agreements and credit derivatives including credit default swaps, interest rate swaps, total return swaps and credit options. The Fund can engage in credit derivatives to an unlimited extent for hedging purposes. Credit derivatives may also be used for non-hedging purposes provided that the notional value of such derivative investments does not exceed 5% of the value of preferred stocks held by the Fund. There are no other stated limits on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part).

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects to primarily invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Rating Group or Fitch Rating or Baa as determined by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks. In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, as a result of price declines that reach certain levels, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred stocks are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

Principal Risks

Equity Investing Risk. The Fund’s shares ^may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The ^value of ^equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels^. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

Eaton Vance Tax-Managed Funds

8

Prospectus dated March 1, 2011

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

^

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Sector Concentration Risk. Because the Fund may concentrate its investments in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a less concentrated fund.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged^. A decision as to whether, when and how to use ^derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Eaton Vance Tax-Managed Funds

9

Prospectus dated March 1, 2011

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^two broad-based securities market ^indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the period from December 31, ^2003 through December 31, ^2010, the highest quarterly total return for Class A was ^14.^79% for the quarter ended ^June 30, 2009^, and the lowest quarterly return was –^16.^46% for the quarter ended December 31, 2008^.^

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^1.88%	^0.58%	^4.50%
Class A Return After Taxes on Distributions	^1.03%	^–0.35%	^3.63%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^2.25%	^0.46%	^3.84%
Class B Return Before Taxes	^2.31%	^0.71%	^4.54%
Class C Return Before Taxes	^6.31%	^1.02%	^4.54%
Class I Return Before Taxes	8.37%	1.95%	5.43%
^MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	11.76%	2.43%	7.46%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	6.18%

^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on May 30, 2003. Life of Fund returns are calculated from May 31, 2003. The Class I performance shown above for the period prior to August 27, 2007 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. The Fund’s primary benchmark has been changed to the MSCI World Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index. (Source for MSCI World Index and Russell 1000 Value Index: MSCI and Lipper, Inc., respectively.) MSCI data may not be reproduced or used for any other purposes. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Eaton Vance Management ("Eaton Vance").

Portfolio Managers

Aamer Khan, Vice President of Eaton Vance, has co-managed the Fund since 2005.

John H. Croft, Vice President of Eaton Vance, has co-managed the Fund since 2010.

^Judith A. ^Saryan, Vice President of Eaton Vance, ^has co-managed the Fund since it commenced operations ^in ^2003.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

Eaton Vance Tax-Managed Funds

10

Prospectus dated March 1, 2011

Eaton Vance Tax-Managed International Equity Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities.^

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.^43%	0.^43%	0.^43%	0.^43%
Total Annual Fund Operating Expenses	1.^68%	2.^43%	2.^43%	1.^43%

(1) Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^736	$1,^074	$1,^435	$2,^448	$^736	$1,^074	$1,^435	$2,^448
Class B shares	$^746	$1,^158	$1,^496	$2,^581	$^246	$^758	$1,^296	$2,^581
Class C shares	$^346	$^758	$1,^296	$2,^766	$^246	$^758	$1,^296	$2,^766
Class I shares	$^146	$^452	$^782	$1,^713	$^146	$^452	$^782	$1,^713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-^two countries. The Fund normally invests at least 80% of its net assets in equity securities (the "80% policy"). The Fund seeks to outperform the MSCI EAFE on both a pre-tax and after-tax basis; however, there can be no assurance that it will do so. The Fund maintains investments in not less than five different countries and may invest in companies located in developed or emerging market countries. As an alternative to investing directly in foreign equity securities, the Fund may invest in depositary receipts and similar investments, which are considered foreign securities. The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also ^ lend its securities^.

Eaton Vance Tax-Managed Funds

11

Prospectus dated March 1, 2011

^Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The portfolio managers use fundamental research in managing the Fund. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. The portfolio managers typically seek to invest in companies that they consider to be high quality, global leading foreign companies with attractive valuations. In selecting stocks for investment, the portfolio managers may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. In selecting stocks for sale, the portfolio managers rely on a quantitative multi-factor ranking system and sector analysts to highlight deteriorating fundamentals, falling earnings estimates, poor valuation, worsening growth prospects, and poor relative price performance. ^Also, deteriorating macroeconomic factors for a security’s country of operation or industry can trigger a review for sale. The Fund generally acquires securities with the expectation of holding them for the long-term^.

The Fund currently invests its assets in Tax-Managed International Equity Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Foreign and Emerging Market Investment Risk. Because the Fund ^ invests ^a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

^Smaller Companies Risk. Smaller ^companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller ^companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies^.

^Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its

Eaton Vance Tax-Managed Funds

12

Prospectus dated March 1, 2011

investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the ten years ended December 31, ^2010, the highest quarterly total return for Class A was 20.37% for the quarter ended December 31, 2001, and the lowest quarterly return was –30.71% for the quarter ended September 30, 2001.

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–2.29%	^–0.08%	^–1.99%
Class A Return After Taxes on Distributions	^–2.25%	^0.01%	^–1.89%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–0.87%	^0.24%	^–1.45%
Class B Return Before Taxes	^–2.13%	^–0.02%	^–2.14%
Class C Return Before Taxes	^1.84%	^0.36%	^–2.13%
Class I Return Before Taxes	^3.91%	^1.26%	^–1.33%
Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index (reflects net dividends, which
reflect the deduction of withholding taxes)	^7.75%	^2.46%	^3.50%

^These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The Class I performance shown above for the period^ prior to September 2, 2008 (commencement of operations) is the performance of Class A shares at net asset value ^without adjustment for any ^differences in the expenses of the classes^. If adjusted for other expenses, returns would be different. ^Investors cannot invest directly in an Index. (Source for the MSCI EAFE Index: ^MSCI) MSCI data may not be reproduced or used for any other purposes. MSCI provides no warranties, has not prepared or approved this data, ^and has no liability hereunder.^

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Investment Sub-Adviser. Eagle Global Advisors L.L.C. ("Eagle").

Portfolio ^Managers

Edward R. Allen, III, Partner of Eagle, has co-managed the Portfolio since 2004.

Thomas N. Hunt, III, Partner of Eagle, has co-managed the Portfolio since 2004.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

Eaton Vance Tax-Managed Funds

13

Prospectus dated March 1, 2011

Eaton Vance Tax-Managed Mid-Cap Core Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C

Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.^49%	0.^49%	0.^49%
Total Annual Fund Operating Expenses	1.^69%	2.^44%	2.^44%
Expense Reimbursement(2)	^( 0.^09)%	^(0.^09)%	^(0.^09)%
^Total Annual Fund Operating ^Expenses After Expense Reimbursement	1.60%	2.35%	2.35%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	The administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.60% for Class A shares and 2.35% for Class B and Class C shares. This expense reimbursement will continue through February 28, ^2012. ^Any amendments of this reimbursement would require written approval of the ^Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to ^the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$728	$1,^069	$1,^432	$2,^451	$728	$1,^069	$1,^432	$2,^451
Class B shares	$738	$1,^152	$1,^492	$2,^584	$238	$^752	$1,^292	$2,^584
Class C shares	$338	$^752	$1,^292	$2,^769	$238	$^752	$1,^292	$2,^769

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in stocks of mid-cap companies (the "80% policy"). Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also ^ lend its securities. ^

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

^

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The ^investment adviser seeks to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. In making ^investment decisions, portfolio securities are selected by a team of investment analysts in the ^investment adviser’s equity research group who use a combination of growth and value disciplines, emphasizing higher quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P MidCap 400 Index as a benchmark. A company’s financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally recognized statistical rating organizations or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflection of the company’s quality. Quality companies are generally "seasoned", meaning they generally have five or more years of operations as a public company. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. The sell process combines bottom up and top down considerations. The portfolio ^manager will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times.

The Fund currently invests its assets in Tax-Managed Mid-Cap Core Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks (such as mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

^Smaller Companies Risk. Smaller ^companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller ^companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies^.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Eaton Vance Tax-Managed Funds

15

Prospectus dated March 1, 2011

^

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the period from December 31, 2002 through December 31, ^2010, the highest quarterly total return for Class A was 16.13% for the quarter ended June 30, 2009, and the lowest quarterly return ^was –22.14% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^19.86%	^5.87%	^5.79%
Class A Return After Taxes on Distributions	^19.80%	^5.48%	^5.56%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^12.99%	^5.02%	^5.03%
Class B Return Before Taxes	^21.20%	^6.01%	^5.71%
Class C Return Before Taxes	^25.22%	^6.32%	^5.71%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	^26.64%	^5.73%	^7.50%

^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. ^Investors cannot invest directly in an Index. (Source for the S&P MidCap 400 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Management

Investment Adviser. Boston Management and Research ("BMR").

Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital”).

^

Portfolio Manager. The Portfolio is managed by William ^R. ^Hackney, ^III, ^Managing Partner of Atlanta Capital, who has managed the Portfolio since ^operations commenced in 2002.

^

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

Eaton Vance Tax-Managed Funds

17

Prospectus dated March 1, 2011

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities.^

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may quality for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C

Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	^0.42%	^0.42%	^0.42%
Acquired Fund Fees and Expenses	^0.01%	^0.01%	^0.01%
Total Annual Fund Operating Expenses
^	^1.48%	^2.23%	^2.23%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^717	$1,^016	$1,^336	$2,^242	$^717	$1,^016	$1,^336	$2,^242
Class B shares	$^726	$1,^097	$1,^395	$2,^376	$^226	$^697	$1,^195	$2,^376
Class C shares	$^326	$^697	$1,^195	$2,^565	$^226	$^697	$1,^195	$2,^565

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large established market leaders, as well as smaller, less seasoned companies. The Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest not more than 10% of its assets in real estate investment trusts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives

Eaton Vance Tax-Managed Funds

18

Prospectus dated March 1, 2011

principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part)^.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The portfolio ^managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and which the portfolio ^managers believe will grow in value over time. In making investment decisions, the portfolio ^managers utilize the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as potential of price appreciation, risk/ return, and the mix of securities held by the Fund). Stocks generally are acquired with the expectation of being held for the long term. The sell process combines bottom up and top down considerations. The portfolio ^managers will normally consider selling securities when they reach their price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top down assessment of an industry or the economy can also influence the sell decisions at times^.

The Fund currently invests its assets in Tax-Managed Multi-Cap Growth Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

^Smaller Companies Risk. Smaller ^companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller ^companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies^.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Eaton Vance Tax-Managed Funds

19

Prospectus dated March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. ^Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged^. A decision as to whether, when and how to use ^derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of ^three broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the ^ten years ended December 31, ^2010, ^the highest quarterly total return for Class A was 26.07% for the quarter ended June ^20, 2003, and the lowest quarterly return was –30.88% for the quarter ended September 30, 2008.

Eaton Vance Tax-Managed Funds

20

Prospectus dated March 1, 2011

^

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	^Ten Years

Class A Return Before Taxes	^3.31%	^4.52%	^3.15%
Class A Return After Taxes on Distributions	^3.31%	^3.88%	^2.80%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^2.15%	^3.80%	^2.68%
Class B Return Before Taxes	^3.75%	^4.62%	^2.97%
Class C Return Before Taxes	^7.84%	^4.97%	^2.98%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)	^26.38%	^4.88%	^3.12%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^15.06%	^2.29%	^1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000. Life of Fund returns are calculated from June 30, 2000 for Class A and ^the Indices and from July 31, 2000 for Class B and Class C. The Fund’s primary benchmark ^has been changed to the Russell ^3000 Growth ^Index ^because it was deemed by the portfolio managers to ^be a more appropriate benchmark for the ^Fund. ^ Investors cannot invest directly in an Index. (Source for the ^Russell 3000 Growth Index, the Russell Mid-Cap Growth Index and the S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio ^Managers. The Portfolio is managed by ^a team comprised of:

Kwang Kim, Vice President of BMR, has managed the Portfolio since 2010.

Gerald I. Moore, Vice President of BMR, has managed the Portfolio since 2010.

G. R. Nelson, Vice President of BMR, has managed the Portfolio since 2010.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

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21

Prospectus dated March 1, 2011

Eaton Vance Tax-Managed Small-Cap Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.^

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.

	Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

	Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
	Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None
^
	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

	Management Fees	0.625%	0.625%	0.625%	0.625%
	Distribution and Service (12b-1) Fees	0.250%	1.000%	1.000%	n/a
	Other Expenses	^0.405%	^0.405%	^0.405%	^0.405%
	^
	Total Annual Fund Operating Expenses	^1.280%	^2.030%	^2.030%	^1.030%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^698	$^958	$1,^237	$2,^031	$^698	$^958	$1,^237	$2,^031
Class B shares	$^706	$1,^037	$1,^293	$2,^166	$^206	$^637	$1,^093	$2,^166
Class C shares	$^306	$^637	$1,^093	$2,^358	$^206	$^637	$1,^093	$2,^358
Class I shares	$^105	$^328	$^569	$1,^259	$^105	$^328	$^569	$1,^259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of publicly-traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls: (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index or ^(ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies (the "80% policy"). The market capitalization range for the ^Russell 2000 Index was $^24 million to $^5,^169 million, and the market capitalization range for the ^S&P SmallCap 600 Index was $^69 million to $^3,^237 million as of December 31, ^2010. The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended ^2010 was $^4,^685 million. The Fund may also invest in larger companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in real estate investment trusts and ^ may lend its securities.

^

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). In making investment decisions, the portfolio manager relies on the investment adviser’s research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, ^technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options. ^

The Fund currently invests its assets in Tax-Managed Small-Cap Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks (such as small-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

Small Companies Risk. ^Small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. ^Small and emerging companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

^

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the ten years ended December 31, ^2010, the highest quarterly total return for Class A was 26.07% for the quarter ended December 31, ^2001, and the lowest quarterly return was –32.18% for the quarter ended December 31, 2008^.

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Ten Years

Class A Return Before Taxes	^18.24%	^6.96%	^0.58%
Class A Return After Taxes on Distributions	^18.24%	^6.96%	^0.58%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^11.86%	^6.03%	^0.49%
Class B Return Before Taxes	^19.48%	^7.14%	^0.42%
Class C Return Before Taxes	^23.49%	^7.44%	^0.42%
Class I Return Before Taxes	^25.84%	^8.31%	^1.21%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	^26.85%	^4.47%	^6.33%

^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The Class I performance shown above for the period^ prior to October 1, 2009 (commencement of operations) is the performance ^of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different^. Investors cannot invest directly in an Index. (Source for the Russell 2000 ^Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

^ Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Manager. The Portfolio is managed by Nancy B. Tooke, Vice President of BMR, who has managed the Portfolio since 2006.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Eaton Vance Tax-Managed Small-Cap Value Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies.^

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.^62%	0.^62%	0.^62%	0.^62%
Total Annual Fund Operating Expenses	2.^02%	2.^77%	2.^77%	1.^77%
Expense Reimbursement(2)	(0.^37)%	(0.^37)%	(0.^37)%	(0.^37)%
^
Total Annual Fund Operating Expenses After Expense Reimbursement	1.65%	2.40%	2.40%	1.40%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	The administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.65% for Class A shares, 2.40% for Class B and Class C shares and 1.40% for Class I shares. This expense reimbursement will continue through February 28, ^2012. ^Any amendments of this reimbursement would require written approval of the ^Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to ^the extent expenses are less than the contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$733	$1,^138	$1,^568	$2,^760	$733	$1,^138	$1,^568	$2,^760
Class B shares	$743	$1,^224	$1,^632	$^2,^893	$243	$^824	$1,^432	$^2,^893
Class C shares	$343	$^824	$1,^432	$3,^073	$243	$^824	$1,^432	$3,^073
Class I shares	$143	$^521	$^925	$2,^053	$143	$^521	$^925	$2,^053

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value. Small-cap companies are companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index. The Fund normally will invest at least 80% of its net assets in small-cap companies (the "80% policy"). Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located

Eaton Vance Tax-Managed Funds

26

Prospectus dated March 1, 2011

in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest no more than 5% of its net assets in real estate investment trusts. The Fund may also ^ lend its securities. ^

^

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio ^managers consider (among other factors) a company’s earning or cash flow capabilities, the strength of the company’s business franchises, the strength of management and estimates of the company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

The Fund currently invests its assets in Tax-Managed Small-Cap Value Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks (such as small-cap or value stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

^Small Companies Risk. Small^ and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small^ and emerging companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

^

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Eaton Vance Tax-Managed Funds

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Prospectus dated March 1, 2011

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

During the period from December 31, 2002 through December 31, ^2010, the highest quarterly total return for Class A was 18.23% for the quarter ended June 30, 2009, and the lowest quarterly return was –21.01% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^11.^46%	^4.^21%	^6.^40%
Class A Return After Taxes on Distributions	^10.^69%	^3.^54%	^5.^91%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^8.^48%	^3.^58%	^5.^57%
Class B Return Before Taxes	^12.^42%	^4.^34%	^6.^33%
Class C Return Before Taxes	^16.^39%	^4.^67%	^6.^36%
Class I Return Before Taxes	^18.^57%	^5.^52%	^7.^16%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	^24.^50%	^3.^52%	^6.^92%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The Class I performance shown above for the period^ prior to October 1, 2009 (commencement of operations) is the performance ^of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. ^Investors cannot invest directly in an Index. (Source for the Russell 2000 Value Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Management

Investment Adviser. Boston Management and ^Research.

Investment Sub-Adviser. Fox Asset Management LLC ("Fox").

Portfolio Managers. The Portfolio is managed by a team comprised of:

Gregory R. Greene, Managing Director of Fox and Team Leader, has co-managed the Portfolio since 2006.

J. Bradley Ohlmuller, Principal of Fox, has co-managed the Portfolio since 2005.

Robert J. Milmore, Vice President of Fox, has co-managed the Portfolio since 2006.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

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Prospectus dated March 1, 2011

Eaton Vance Tax-Managed Value Fund

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.^

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^43 of this Prospectus and page ^37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None
^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	^0.77%	^0.77%	^0.77%	^0.77%
Distribution and Service (12b-1) Fees	0.25%	1.00%(2)	1.00%	n/a
Other Expenses	^0.14%	^0.14%	^0.14%	^0.14%
^
Total Annual Fund Operating Expenses	^1.16%	^1.91%	^1.91%	^0.91%
^

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	During the fiscal year ended October 31, ^2010, Class B did not pay distribution fees at times when there were no uncovered distribution charges outstanding. As a result, Distribution and Service (12b- 1) Fees during ^the fiscal year were 0.35% of average daily net assets. The fee shown in the table is the maximum payable ^12b-1 ^fee for Class B shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^686	$^922	$1,^177	$1,^903	$^686	$^922	$1,^177	$1,^903
Class B shares	$^694	$1,^000	$1,^232	$2,^038	$^194	$^600	$1,^032	$2,^038
Class C shares	$^294	$^600	$1,^032	$2,^233	$^194	$^600	$1,^032	$2,^233
Class I shares	$^93	$^290	$^504	$1,^120	$^93	$^290	$^504	$1,^120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance^. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. The Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in real estate investment trusts ^ and may lend its securities. ^

^

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Prospectus dated March 1, 2011

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). The portfolio ^managers seek to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the tax treatment of dividends, the strength of a company’s business franchises, the strength of a company’s management team, sustainability of a company’s competitiveness and estimates of a company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

The Fund currently invests its assets in Tax-Managed Value Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of ^stocks (such as value stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.^

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Although the Fund ^expects that a smaller ^portion of its total return will consist of ^taxable distributions to shareholders as compared to equity mutual ^funds that ^are managed without regard to tax considerations, there can be no assurance ^about the size of taxable distributions ^to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund ^can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

^

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve

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Prospectus dated March 1, 2011

the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the ten years ended December 31, ^2010, the highest quarterly total return for Class A was 14.81% for the quarter ended September 30, 2009, and the lowest quarterly return was –21.20% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, ^2010	One Year	Five Years	^^Ten Years

Class A Return Before Taxes	^2.^77%	0.^40%	^3.^13%
Class A Return After Taxes on Distributions	^2.^65%	0.^25%	^3.^01%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^1.^95%	0.^34%	^2.^70%
Class B Return Before Taxes	^4.^05%	^0.^77%	^3.^12%
Class C Return Before Taxes	^7.^17%	^0.^83%	^2.^95%
Class I Return Before Taxes	^9.^37%	^1.^76%	^3.^82%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	^15.^51%	^1.^28%	^3.^26%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. ^The Class I performance shown above for the period^ prior to November 30, 2007 (commencement of operations) is the performance ^of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different^. Investors cannot invest directly in an Index. (Source for the Russell 1000 Value Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers. The Portfolio is managed by a team comprised of:

Michael R. Mach, Vice President of BMR and Team Leader, has managed the Portfolio since operations commenced in 1999.

Matthew F. Beaudry, Vice President of BMR, has served on the management team of the Portfolio since 2009.

John D. Crowley, Vice President of BMR, has served on the management team of the Portfolio since 2009.

Stephen J. Kaszynski, Vice President of BMR, has served on the management team of the Portfolio since 2009.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page ^32 of this Prospectus.

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Prospectus dated March 1, 2011

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into ^a Fund is $1,000 for Class A, Class B and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), a Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated March 1, 2011

Investment Objectives & Principal Policies and Risks

^

^Each Fund and Portfolio is permitted to engage in the following investment practices to the extent set forth in "Fund ^Summaries" above^. References to the "Fund" below are to each Fund and Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in "Fund Summaries." As noted in Fund Summaries, each Fund (except Tax-Managed Global Dividend Income Fund) seeks to achieve its investment objective by investing in the Portfolio or Portfolios named therein. Set forth below is additional information about such policies and risks of the Fund described in "Fund Summaries" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

^Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

As an alternative to holding foreign-traded investments, the Fund may invest in dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign investments^); unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign investments^.

The foregoing risks of foreign investing can be more significant in less developed ^countries characterized as emerging ^market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging ^market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging ^market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and ^bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would ^otherwise choose to sell. Emerging ^market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^. A Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

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The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. When derivatives are used to gain exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Options on ^Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the ^Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. ^If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the ^option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the ^Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the ^instrument underlying a call option may be limited while the option is in effect unless ^the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. ^ As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

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Credit Derivatives. ^Credit derivatives are instruments that are intended to provide a long or short exposure to a particular issuer, basket of issuers or economic indicator (such as interest rates). Credit derivatives include credit default swaps, total return swaps, interest rate ^swaps, credit ^options, credit-linked notes, forward rate contracts and other ^instruments that have substantially similar characteristics and risks. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The primary risks associated with credit derivative are imperfect correlation, unanticipated market movement, counterparty risk and liquidity risk.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales. ^ A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Real Estate Investment Trusts. Real estate investment trusts ("REITs") are subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Tax-Managed Investing. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund approaches its investments from the perspective of a taxpaying shareholder. Taxes on investment are minimized by investing primarily in lower-yielding securities and/or stocks that pay dividends that qualify for favorable federal tax treatment. As a result of tax laws enacted in May 2003, qualified dividend income received by individual shareholders is taxed at rates equivalent to the federal long-term capital gains rate (currently at a maximum of 15%), rather than the tax rate applicable to ordinary income (currently at a maximum of 35%), provided certain holding ^periods and other conditions are satisfied. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of that Fund, all of that Fund’s income distributions would be characterized as tax-favored dividends. The provisions of the Internal Revenue Code of 1986, as amended, applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, ^2012. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken. Taxes on realized capital gains are minimized by minimizing the sale of securities’ holdings with large accumulated gains and avoiding net realized short-term capital gains. Other techniques may include selecting the most tax-favored share lots when selling appreciated stocks and when appropriate, selling stocks trading below cost to realize losses. Selective use of tax-advantaged hedging techniques as an alternative to taxable sales may also be used.

Smaller Companies. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

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Lower Rated Securities. Investments in obligations rated below investment grade and comparable securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Utilities and Financial Services Companies. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value ^of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Considerations of Investing in a Portfolio. Investing in ^one or more established ^Portfolios enables Tax-Managed Equity Asset Allocation Fund to participate in a larger and more diversified investment portfolio than if the Fund pursued its investment program on a standalone basis. Securities with large accumulated gains may constitute a substantial portion of the assets of a Portfolio. Investing in a Portfolio does not expose a Fund to potential tax liability either for unrealized Portfolio gains accrued prior to the Fund’s initial investment therein or for precontribution gains on securities contributed to the Portfolio. If securities purchased by a Portfolio prior to a Fund’s initial investment therein are sold, gains attributable to the period before the Fund’s initial investment in the Portfolio will be allocated to other investors in the Portfolio, and not to the Fund. If securities contributed to a Portfolio (either before or after a Fund’s initial investment therein) are sold, gains accumulated prior to their contribution will be allocated to the contributing investor, and not to the Fund or other investors in the Portfolio. Growth Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. Growth Portfolio’s ability to select the securities used to meet redemptions generally is limited. These limitations could affect the performance of Growth Portfolio, and, indirectly, Tax-Managed Equity Asset Allocation Fund. Other Portfolios may, in the future, use distributions of securities to meet redemptions by investors in the Portfolio that contributed securities.

Portfolio Turnover. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions ^(which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Securities Lending. ^The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns,

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net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% (65% in the case of Growth Portfolio) of its assets in cash ^or cash equivalents temporarily, which may be inconsistent with its investment objective.

General. The Fund’s objective may not be changed without shareholder approval. Certain other policies may be changed without shareholder approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so^.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

^Tax-Managed Global Dividend Income Fund’s investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. ^Tax-Managed Global Dividend Income Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Tax-Managed Global Dividend Income Fund’s and Tax-Managed Equity Asset Allocation Fund’s investment adviser is Eaton Vance. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^over $185 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Each Fund (except Tax-Managed Global Dividend Income Fund^) is allocated its pro rata share of the advisory fee paid by the Portfolio in which it invests. Information about advisory fees and portfolio managers is set forth below. ^

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) is authorized to pay Eaton Vance an annual fee of 0.15% of average daily net assets. For the fiscal year ended October 31, ^2010, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) paid Eaton Vance administration fees of 0.15% of average daily net assets. Eaton Vance receives no compensation for serving as the administrator of Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and, if applicable, sub-advisory agreement.

Tax-Managed ^Equity Asset Allocation Fund. ^ Under Tax-Managed ^Equity Asset Allocation Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.^80% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.^75%. On net assets of $1 billion ^and over the annual fee ^is ^reduced. ^The advisory fee payable by the Fund is reduced by the Fund’s allocable portion of ^the advisory fees paid by the ^Portfolios in which it invests. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee ^was 0.80% of its average daily net ^assets.^

^Duncan W. ^Richardson has served as portfolio manager of the Tax-Managed Equity Asset Allocation Fund since ^operations commenced ^in ^March ^2002. ^He has managed Eaton Vance portfolios for more than five years, ^is ^Executive Vice President and Chief Equity Investment Officer of Eaton Vance and BMR^, and also manages Growth Portfolio and ^other Eaton Vance portfolios^.

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Tax-Managed ^Global Dividend Income Fund. ^ Under Tax-Managed ^Global Dividend Income Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.^65% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.^625%. On net assets of $1 billion ^but less than $2.5 billion, the annual fee rate is ^0.600%. ^On net assets of $2.5 billion and over the annual fee ^is ^reduced. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee ^paid to BMR, based on average daily net assets of the Portfolio ^was 0.^63%.

^

Judith A. Saryan has served as portfolio manager of Tax-Managed Global Dividend Income Fund since it commenced operations in May 2003, Aamer Khan has served as a portfolio manager of the Fund since September 2005 and John H. Croft has served as a portfolio manager of the Fund since March 2010. Ms. Saryan manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Khan and Mr. Croft manage other Eaton Vance portfolios, have been analysts at Eaton Vance for more than five years, and are Vice Presidents of Eaton Vance and BMR.

Tax-Managed Growth Portfolio. Under Tax-Managed Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.5625%. On net assets of $1 billion but less than $1.5 billion, the annual fee rate is 0.50%. On net assets of $1.5 billion but less than $7 billion, the annual fee rate is 0.4375%. On net assets of $7 billion and over, the annual fee is reduced.

Duncan W. Richardson, Lewis R. Piantedosi, Michael A. Allison and Yana S. Barton act as co-portfolio managers of the Portfolio. Mr. Richardson has served as portfolio manager of the Portfolio since it commenced operations and of its predecessor in investment operations (Eaton Vance Tax-Managed Growth Fund 1.0) since 1990. Mr. Piantedosi became co-portfolio manager of the Portfolio on May 1, 2006. Mr. Allison and Ms. Barton became co-portfolio managers of the Portfolio on March 1, 2008. Mr. Richardson is Executive Vice President and Chief Equity Investment Officer, and Messrs. Piantedosi and Allison and Ms. Barton are Vice Presidents of Eaton Vance and BMR. Messrs. Richardson, Piantedosi, Allison and Ms. Barton have been managing Eaton Vance portfolios for five years or more. Each portfolio manager has been employed by Eaton Vance for more than five years.

Tax-Managed International Equity Portfolio. Under Tax-Managed International Equity Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"), a registered investment adviser. Eagle is located at 5847 San Felipe, Suite 930, Houston, TX 77057. BMR pays Eagle a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 1.00%. For the same period, BMR paid Eagle sub-advisory fees equivalent to 0.50% of the Portfolio’s average daily net assets.

Edward R. Allen, III and Thomas N. Hunt, III have served as the portfolio managers of Tax-Managed International Equity Portfolio since May 2004. Messrs. Allen and Hunt are each partners at Eagle and have been employed by Eagle for more than five years.

Tax-Managed Mid-Cap Core Portfolio. Under Tax-Managed Mid-Cap Core Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, a majority-owned affiliate of Eaton Vance Corp. (“Atlanta Capital”). Atlanta Capital is located at ^1075 Peachtree Street^, Suite ^2100, Atlanta, GA 30309. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.80%. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to 0.55% of the Portfolio’s average daily net assets.

^

William R. Hackney, III serves as the portfolio manager of Tax-Managed Mid-Cap Core Portfolio and is responsible for the day-today management of the Portfolio. As portfolio manager, Mr. Hackney coordinates the allocation of Portfolio assets among the market sectors, using the weightings of the S&P MidCap 400 Index as a benchmark. The various equity research analysts are responsible for choosing the particular securities within their sectors or industries. Mr. Hackney and the equity research analysts meet periodically to discuss investment policy and procedures and to provide investment research for the Portfolio. Mr. Hackney has been a portfolio manager of the Portfolio since its inception in March 2002 and is Managing Partner and member of the Management Committee of Atlanta Capital. He has been employed by Atlanta Capital for more than five years and manages other Atlanta Capital investment portfolios.

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Prospectus dated March 1, 2011

Tax-Managed Multi-Cap Growth Portfolio. Under Tax-Managed Multi-Cap Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.65%.

^

Kwang Kim, Gerald I. Moore and G. R. Nelson are the portfolio managers of Tax-Managed Multi-Cap Growth Portfolio (since November 2010). Messrs. Kim and Nelson are Vice Presidents of Eaton Vance and BMR and have been analysts at Eaton Vance for more than five years. Mr. Moore joined Eaton Vance in October 2010 and is currently a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Moore was Managing Director/Senior Portfolio Manager (2007-2010) and Senior Vice President/ Senior Portfolio Manager (2002-2006) at Putnam Investments.

Tax-Managed Small-Cap Portfolio. Under Tax-Managed Small-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.625%.

Nancy B. Tooke has served as portfolio manager of Tax-Managed Small-Cap Portfolio since February ^2006 and manages other Eaton Vance portfolios. She has been employed by Eaton Vance ^for more than five years and is a Vice President of Eaton Vance and ^BMR.

Tax-Managed Small-Cap Value Portfolio. Under Tax-Managed Small-Cap Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned affiliate of Eaton Vance Corp. (“Fox”). Fox is located at 331 Newman Springs Road - Suite 122, Red Bank, NJ 07701. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 1.00%. For the same period, BMR paid Fox sub-advisory fees equivalent to 0.75% of the Portfolio’s average daily net assets.

Tax-Managed Small-Cap Value Portfolio is managed by a team of three portfolio managers from Fox led by Gregory R. Greene. Mr. Greene has served as a portfolio manager since March 2006. Mr. Greene is a Managing Director of Fox and is a member of the firm’s Investment Committee, manages other Fox investment portfolios and has been employed by Fox for more than five years. ^Other members of ^the team are J. Bradley Ohlmuller and Robert J. Milmore, who both manage other Eaton Vance portfolios. Mr. Ohlmuller has served as a portfolio manager since November ^2005, is a Principal of Fox and member of the firm’s Investment ^Committee and ^has been employed by Fox for more than five years. Mr. Milmore has served as a portfolio manager since September ^2006, is a Vice President of Fox and has been a member of its Research Group since November 2005 and a member of the firm’s Investment Committee since October ^2006 and has been employed by Fox for more than five years. ^

Tax-Managed Value Portfolio. Under Tax-Managed Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million, 0.625% of average daily net assets of $500 million but less than $1 billion and 0.600% of average daily net assets of $1 billion and over. Pursuant to a fee reduction agreement effective March 27, 2006, the fee is reduced as follows: 0.600% of average daily net assets of $1 billion but less than $2 billion; 0.575% of average daily net assets of $2 billion but less than $5 billion; and 0.555% of average daily net assets of $5 billion and over. For the fiscal year ended October 31, ^2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^62%.

Tax-Managed Value Portfolio is managed by a team of portfolio managers led by Michael R. Mach. Mr. Mach has served as a portfolio manager of the Portfolio since operations commenced and manages other Eaton Vance portfolios. He has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski (all since December 2009). Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006. Prior to joining Eaton Vance in July 2006, he was Director, Senior Portfolio Manager at AllianceBernstein Investment Research and Management Company (May 2000 - June 2006). He is a Vice President of Eaton Vance and BMR. Mr. Crowley has been managing other Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Kaszynski has been managing other Eaton Vance portfolios since September 2008. Prior to joining Eaton Vance in 2008, he was Managing Director and Head of U.S. Equities for Credit Suisse Asset Management, as well as the lead portfolio manager of a Credit Suisse fund (January 2004 - January 2007). He is a Vice President of Eaton Vance and BMR.

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Prospectus dated March 1, 2011

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

As a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to a Fund. Purchase and redemption activities by other Portfolio investors may impact the management of a Portfolio and its ability to achieve its objective. Each Fund can withdraw its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset (plus a sales charge for Class A shares), which is derived from the value of portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. For Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Value Portfolio, the investment adviser had delegated daily valuation of each Portfolio to a sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser and sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a ^Portfolio and Tax-Managed Global Dividend Income Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

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^ Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing

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differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and ^the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

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Prospectus dated March 1, 2011

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. ^Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

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Prospectus dated March 1, 2011

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

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Prospectus dated March 1, 2011

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at the
Third	4%	time of purchase or at the time of redemption. Shares
Fourth	3%	acquired through the reinvestment of distributions are
Fifth	2%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Prospectus dated March 1, 2011

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

^

Meeting Redemptions by Distributing Portfolio Securities. Each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing securities withdrawn from each ^Portfolio in which it invests, as applicable, and as selected by the investment adviser. A shareholder who wishes to receive redemption proceeds in kind must notify the Fund on or before submitting the redemption request by calling 1-800-262-1122. In meeting a redemption in kind, a Fund will distribute readily marketable securities, which will be valued pursuant to the Portfolio’s valuation procedures. Redeeming shareholders who receive securities will be responsible for any brokerage charges and other costs incurred in connection with selling the distributed securities and may be exposed to market risk in such securities. Additional information about redemptions in kind, including the procedures for submitting such redemption requests, is contained in the Funds’ Statement of Additional Information.

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Prospectus dated March 1, 2011

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates^. Portfolio holdings information as of each month end (calendar quarter-end holdings are posted 30 days after such quarter end for Tax-Managed Global Dividend Income Fund^, Tax-Managed Multi-Cap Growth Fund and Portfolio and 60 days after such quarter end for Tax-Managed Small-Cap Fund and Portfolio and Tax-Managed Small-Cap Value Fund and Portfolio) is posted to the website 30 days after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end ^and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases^.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

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Prospectus dated March 1, 2011

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. For individual shareholders, distributions of qualified dividend income (subject to certain conditions) and long-term capital gains are taxable at long-term capital gains rates. Different classes may generally distribute different distribution amounts. Taxes on distributions of capital gains are determined by how long a Portfolio or Tax-Managed Global Dividend Income Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Tax-Managed Global Dividend Income Fund intends to pay dividends monthly and to distribute any net realized capital gains at least annually. Each other Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or reinvested in additional Fund shares.

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Prospectus dated March 1, 2011

For taxable years beginning on or before December 31, ^2012, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed in the hands of individual shareholders at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund’s return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the the Portfolios (other than Tax-Managed International Equity Portfolio as described below) or Tax-Managed Global Dividend Income Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Tax-Managed International Equity Fund intends to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

^

	Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Year Ended October 31,

	2010			2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 11.030	$10.540	$ 10.500	$ 10.000	$9.570	$ 9.530	$ 16.900	$16.210	$ 16.180
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.032	$ (0.053)	$ (0.053)	$ 0.074	$0.022	$ 0.018	$ 0.102	$ (0.004)	$ (0.004)
Net realized and unrealized gain (loss)	1.392	1.325	1.323	1.011	0.948	0.952	(6.018)	(5.775)	(5.761)
Total income (loss) from operations	$ 1.424	$ 1.272	$ 1.270	$ 1.085	$0.970	$ 0.970	$ (5.916)	$ (5.779)	$ (5.765)
Less Distributions
From net investment income	$ (0.104)	$ (0.022)	$ (0.030)	$ (0.055)	$—	$—	$ (0.156)	$ (0.033)	$ (0.057)
From net realized gain	—	—	—	—	—	—	(0.828)	(0.828)	(0.828)
Total distributions	$ (0.104)	$ (0.022)	$ (0.030)	$ (0.055)	$—	$—	$ (0.984)	$ (0.861)	$ (0.885)
Net asset value - End of year	$ 12.350	$11.790	$ 11.740	$ 11.030	$10.540	$ 10.500	$ 10.000	$ 9.570	$ 9.530
Total Return(2)	12.95%	12.07%	12.11%	10.98%	10.14%	10.18%	(37.07)%	(37.56)%	(37.60)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$252,522	$46,862	$181,613	$250,372	$61,375	$186,912	$258,039	$78,618	$195,347
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.41%	2.16%	2.16%	1.44%	2.19%	2.19%	1.36%	2.11%	2.11%
Net investment income (loss)	0.27%	(0.47)%	(0.48)%	0.78%	0.24%	0.20%	0.72%	(0.03)%	(0.03)%
Portfolio Turnover of the Fund(5)	0%(6)	0%(6)	0%(6)	2%	2%	2%	8%	8%	8%
Portfolio Turnover of Tax-Managed Growth Portfolio	2%	2%	2%	3%	3%	3%	1%	1%	1%
Portfolio Turnover of Tax-Managed International Equity Portfolio	72%	72%	72%	57%	57%	57%	34%	34%	34%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	33%	33%	33%	42%	42%	42%	40%	40%	40%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	200%	200%	200%	205%	205%	205%	283%	283%	283%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	114%	114%	114%	95%	95%	95%	93%	93%	93%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	51%	51%	51%	66%	66%	66%	103%	103%	103%
Portfolio Turnover of Tax-Managed Value Portfolio	35%	35%	35%	82%	82%	82%	84%	84%	84%

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Year Ended October 31,

	2007			2006^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$ 14.040	$ 13.570	$ 13.550	$ 12.100	$ 11.800	$ 11.780^
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.146(7)	$ 0.029(7)	$ 0.031(7)	$ 0.053	$ (0.042)	$(0.043)^
Net realized and unrealized gain	3.110	3.007	2.995	2.201	2.126	2.127^
Total income from operations	$ 3.256	$ 3.036	$ 3.026	$ 2.254	$ 2.084	$2.084^
Less Distributions
From net investment income	$—	$—	$—	$—	$—	$—^
From net realized gain	(0.396)	(0.396)	(0.396)	(0.314)	(0.314)	(0.314)^
Total distributions	$ (0.396)	$ (0.396)	$ (0.396)	$ (0.314)	$ (0.314)	$(0.314)^
Net asset value - End of year	$ 16.900	$ 16.210	$ 16.180	$ 14.040	$ 13.570	$ 13.550^
Total Return(2)	23.71%	22.89%	22.85%	18.96%	17.98%	18.01%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$374,979	$154,094	$309,869	$247,710	$139,586	$214,009^
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.35%	2.10%	2.10%	1.40%	2.15%	2.15%^
Net investment income (loss)	0.96%(7)	0.20%(7)	0.21%(7)	0.41%	(0.33)%	(0.34)%^
Portfolio Turnover of the Fund(5)	2%	2%	2%	4%	4%	4%^
Portfolio Turnover of Tax-Managed Growth Portfolio	2%	2%	2%	1%	1%	1%^
Portfolio Turnover of Tax-Managed International Equity Portfolio	23%	23%	23%	25%	25%	25%^
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	38%	38%	38%	55%	55%	55%^
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	157%	157%	157%	181%	181%	181%^
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	78%	78%	78%	99%	99%	99%^
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	80%	80%	80%	49%	49%	49%^
Portfolio Turnover of Tax-Managed Value Portfolio	14%	14%	14%	26%	26%	26%^

(See footnotes on last page.)

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52

Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Global Dividend Income Fund

	Year Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.050	$ 9.030	$ 9.030	$ 9.050	$ 8.830	$ 8.820	$ 8.820	$ 8.840
Income (Loss) From Operations
Net investment income(1)	$ 0.494	$ 0.424	$ 0.423	$ 0.518	$ 0.523	$ 0.463	$ 0.460	$ 0.479
Net realized and unrealized gain	0.644	0.645	0.646	0.643	0.311	0.300	0.303	0.365
Total income from operations	$ 1.138	$ 1.069	$ 1.069	$ 1.161	$ 0.834	$ 0.763	$ 0.763	$ 0.844
Less Distributions
From net investment income	$ (0.528)	$ (0.459)	$ (0.459)	$ (0.551)	$ (0.614)	$ (0.553)	$ (0.553)	$ (0.634)
Total distributions	$ (0.528)	$ (0.459)	$ (0.459)	$ (0.551)	$ (0.614)	$ (0.553)	$ (0.553)	$ (0.634)
Net asset value - End of year	$ 9.660	$ 9.640	$ 9.640	$ 9.660	$ 9.050	$ 9.030	$ 9.030	$ 9.050
Total Return(2)	12.99%	12.18%	12.18%	13.27%	10.49%	9.57%	9.57%	10.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$648,656	$85,354	$442,969	$57,160	$670,392	$89,245	$451,078	$20,639
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.19%	1.94%	1.94%	0.94%	1.21%	1.96%	1.96%	0.94%
Net investment income	5.34%	4.59%	4.58%	5.63%	6.38%	5.67%	5.63%	5.71%
Portfolio Turnover	127%	127%	127%	127%	101%	101%	101%	101%

(See footnotes on last page.)

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53

Prospectus dated March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Tax-Managed Global Dividend Income Fund

	Year Ended October 31,

	2008				2007

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(8)

Net asset value - Beginning of period	$ 14.520	$14.490	$ 14.500	$14.530	$ 13.400	$ 13.370	$ 13.370	$14.100
Income (Loss) From Operations
Net investment income(1)	$ 0.862	$ 0.772	$ 0.769	$ 0.681	$ 0.810	$ 0.716	$ 0.704	$ 0.054
Net realized and unrealized gain (loss)	(5.751)	(5.736)	(5.742)	(5.538)	1.080	1.064	1.086	0.514
Total income (loss) from operations	$ (4.889)	$ (4.964)	$ (4.973)	$ (4.857)	$ 1.890	$ 1.780	$ 1.790	$ 0.568
Less Distributions
From net investment income	$ (0.801)	$ (0.706)	$ (0.707)	$ (0.833)	$ (0.770)	$ (0.660)	$ (0.660)	$ (0.138)
Total distributions	$ (0.801)	$ (0.706)	$ (0.707)	$ (0.833)	$ (0.770)	$ (0.660)	$ (0.660)	$ (0.138)
Net asset value - End of period	$ 8.830	$ 8.820	$ 8.820	$ 8.840	$ 14.520	$ 14.490	$ 14.500	$14.530
Total Return(2)	(35.08)%	(35.51)%	(35.51)%	(34.84)%	14.47%	13.62%	13.63%	4.04%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$673,782	$97,996	$458,907	$ 1,773	$1,141,383	$181,741	$779,330	$ 453
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.15%	1.90%	1.90%	0.90%	1.14%	1.89%	1.89%	0.89%(10)
Net investment income	7.00%	6.26%	6.25%	5.95%	5.72%	5.08%	4.98%	2.06%(10)
Portfolio Turnover	181%	181%	181%	181%	139%	139%	139%	139%(9)

(See footnotes on last page.)

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54

Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Global Dividend Income Fund

		Period Ended			Year Ended

		October 31, 2006(11)			April 30, 2006

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 12.990	$ 12.960	$ 12.960	$ 11.820	$ 11.790	$ 11.800
Income (Loss) From Operations
Net investment income(1)	$ 0.239	$ 0.200	$ 0.192	$ 0.922	$ 0.801	$ 0.817
Net realized and unrealized gain	0.534	0.526	0.534	0.889	0.919	0.893
Total income from operations	$ 0.773	$ 0.726	$ 0.726	$ 1.811	$ 1.720	$ 1.710
Less Distributions
From net investment income	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)
Total distributions	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)
Net asset value - End of period	$ 13.400	$ 13.370	$ 13.370	$ 12.990	$ 12.960	$ 12.960
Total Return(2)	6.14%(9)	5.76%(9)	5.76%(9)	15.78%	14.97%	14.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$659,950	$143,731	$490,056	$452,785	$120,272	$350,758
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.19%(10)	1.94%(10)	1.94%(10)	1.21%(12)	1.96%(12)	1.96%(12)
Net investment income	3.69%(10)	3.11%(10)	2.98%(10)	7.49%	6.53%	6.65%
Portfolio Turnover	46%(9)	46%(9)	46%(9)	247%	247%	247%

(See footnotes on last page.)

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55

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed International Equity Fund

	Year Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 8.600	$ 8.250	$ 8.150	$ 8.600	$ 7.530	$7.140	$ 7.100	$ 7.530
Income (Loss) From Operations
Net investment ^income(^1)	$ 0.080	$ 0.017	$ 0.017	$ 0.077	$ 0.121	$0.066	$ 0.063	$ 0.157
Net realized and unrealized ^gain^	0.340	0.315	0.314	0.363	1.078	1.044	1.024	1.072
Total income ^from operations	$ 0.420	$ 0.332	$ 0.331	$ 0.440	$ 1.199	$1.110	$ 1.087	$ 1.229
Less Distributions
From net investment income	$ (0.151)	$(0.073)	$ (0.092)	$(0.171)	$ (0.129)	$ —	$ (0.037)	$(0.159)
Total distributions	$ (0.151)	$(0.073)	$ (0.092)	$(0.171)	$ (0.129)	$ —	$ (0.037)	$(0.159)
Redemption fees(^1)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.000(13)	$0.000(13)	$ 0.000(13)	$ 0.000(13)
Net asset value - End of year	$ 8.870	$ 8.510	$ 8.390	$ 8.870	$ 8.600	$8.250	$ 8.150	$ 8.600
Total Return(^2)	4.89%	4.15%	4.07%	5.13%	16.22%	15.41%	15.40%	16.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,731	$ 3,319	$20,359	$ 618	$76,284	$5,775	$25,599	$ 1,253
Ratios (As a percentage of average daily net assets):
Expenses(^3)(^4)	1.68%	2.43%	2.43%	1.43%	1.73%(14)	2.49%(14)	2.48%(14)	1.48%(14)
Net investment income	0.95%	0.21%	0.21%	0.94%	1.67%	0.95%	0.91%	2.11%
Portfolio Turnover of the Portfolio	72%	72%	72%	72%	57%	57%	57%	57%

(See footnotes on last page.)

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Prospectus dated March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Tax-Managed International Equity Fund

	Year Ended October 31,

	2008				2007			2006^

	Class A	Class B	Class C	Class I (8)	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$14.970	$14.200	$14.150	$11.490	$ 11.080	$10.510	$10.500	$ 8.670	$ 8.230	$ 8.220^
Income (Loss) From Operations
Net investment income(1)	$ 0.205	$ 0.098	$ 0.105	$ 0.003	$ 0.266(15)	$ 0.132(15)	$ 0.156(15)	$ 0.082	$ 0.008	$ 0.009^
Net realized and unrealized gain (loss)	(7.470)	(7.094)	(7.060)	(3.963)	3.731	3.573	3.536	2.403	2.281	2.287^
Total income (loss) from operations	$ (7.265)	$ (6.996)	$ (6.955)	$ (3.960)	$ 3.997	$ 3.705	$ 3.692	$ 2.485	$ 2.289	$ 2.296^
Less Distributions
From net investment income	$ (0.176)	$ (0.065)	$ (0.096)	$ —	$ (0.107)	$ (0.015)	$ (0.042)	$ (0.075)	$ (0.009)	$ (0.016)^
Total distributions	$ (0.176)	$ (0.065)	$ (0.096)	$ —	$ (0.107)	$ (0.015)	$ (0.042)	$ (0.075)	$ (0.009)	$ (0.016)^
Redemption fees(1)	$ 0.001	$ 0.001	$ 0.001	$ 0.000(13)	$ 0.000(13)	$ 0.000(13)	$ 0.000(13)	$ 0.000(13)	$ 0.000(13)	$ 0.000(13) ^
Net asset value - End of year	$ 7.530	$ 7.140	$ 7.100	$ 7.530	$ 14.970	$14.200	$14.150	$11.080	$10.510	$10.500^
Total Return(2)	(49.06)%	(49.47)%	(49.46)%	(34.46)%(9)	36.35%	35.29%	35.27%	28.85%	27.83%	27.96%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$92,173	$ 9,717	$29,444	$ 101	$125,311	$31,892	$53,180	$59,486	$29,214	$28,225^
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.54%	2.29%	2.29%	1.23%(10)	1.57%	2.32%	2.32%	1.67%	2.42%	2.42%^
Net investment income	1.67%	0.82%	0.90%	0.25%(10)	2.12%(15)	1.12%(15)	1.32%(15)	0.81%	0.08%	0.09%^
Portfolio Turnover of the Portfolio	34%	34%	34%	34%(16)	23%	23%	23%	25%	25%	25%^

(See footnotes on last page.)

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57

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Mid-Cap Core Fund

	Year Ended October 31,

	2010			2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$11.610	$10.920	$10.910	$ 9.910	$ 9.380	$9.370	$15.400	$14.740	$14.740
Income (Loss) From Operations
Net investment loss(^1)	$ (0.060)	$ (0.146)	$ (0.145)	$ (0.012)	$ (0.075)	$ (0.080)	$ (0.035)	$ (0.127)	$ (0.127)
Net realized and unrealized gain (loss)	2.860	2.676	2.665	1.712	1.615	1.620	(4.430)	(4.208)	(4.218)
Total income (loss) from operations	$ 2.800	$ 2.530	$ 2.520	$ 1.700	$ 1.540	$1.540	$ (4.465)	$ (4.335)	$ (4.345)
Less Distributions
From net realized gain	$ —	$ —	$ —	$—	$—	$—	$ (1.025)	$ (1.025)	$ (1.025)
Total distributions	$ —	$ —	$ —	$—	$—	$—	$ (1.025)	$ (1.025)	$ (1.025)
Net asset value - End of year	$14.410	$13.450	$13.430	$11.610	$10.920	$10.910	$ 9.910	$ 9.380	$ 9.370
Total Return(^2)	24.12%	23.17%	23.10%	17.15%	16.42%	16.44%	(31.02)%	(31.56)%	(31.63)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,125	$ 3,327	$ 7,195	$24,813	$ 3,102	$6,528	$16,196	$ 3,316	$ 5,273
Ratios (as a percentage of average daily net assets):
Expenses(^3)(4)(^16)	1.60%	2.35%	2.35%	1.60%	2.35%	2.35%	1.60%	2.35%	2.35%
Net investment loss	(0.46)%	(1.21)%	(1.20)%	(0.11)%	(0.80)%	(0.84)%	(0.26)%	(1.01)%	(1.02)%
Portfolio Turnover of the Portfolio	33%	33%	33%	42%	42%	42%	40%	40%	40%

(See footnotes on last page.)

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58

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Mid-Cap Core Fund

	Year Ended October 31,

	2007			2006^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$13.890	$13.420	$13.420	$12.360	$12.030	$12.030^
Income (Loss) From Operations
Net investment ^loss(^1)	$ (0.049)	$ (0.151)	$ (0.151)	$ (0.067)	$ (0.161)	$ (0.161)^
Net realized and unrealized ^gain^	2.299	2.211	2.211	1.663	1.617	1.617^
Total income ^from operations	$2.250	$ 2.060	$ 2.060	$ 1.596	$ 1.456	$1.456^
Less Distributions
From net realized gain	$ (0.740)	$ (0.740)	$ (0.740)	$ (0.066)	$ (0.066)	$ (0.066)^
Total distributions	$ (0.740)	$ (0.740)	$ (0.740)	$ (0.066)	$ (0.066)	$ (0.066)^
Net asset value - End of year	$15.400	$14.740	$14.740	$13.890	$13.420	$13.420^
Total Return(^2)	16.93%	16.07%	16.07%	12.96%	12.15%	12.15%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,406	$ 5,950	$ 8,735	$17,718	$ 6,577	$7,051^
Ratios (as a percentage of average daily net assets):
Expenses(^3)(4)(^16)	1.64%	2.39%	2.39%	1.70%	2.45%	2.45%^
Net investment loss	(0.34)%	(1.08)%	(1.08)%	(0.50)%	(1.25)%	(1.25)%^
Portfolio Turnover of the Portfolio	38%	38%	38%	55%	55%	55%^

(See footnotes on last page.)

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59

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Multi-Cap Growth Fund

	Year Ended October 31,

	2010			2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$10.500	$ 9.680	$ 9.690	$8.730	$ 8.120	$ 8.130	$17.990	$16.880	$16.910
Income (Loss) From Operations
Net investment ^loss^(^1)	$ (0.081)(18)	$ (0.151)(18)	$ (0.153)(18)	$ (0.036)	$(0.089)	$ (0.100)	$ (0.010)	$ (0.111)	$ (0.109)
Net realized and unrealized gain (loss)	1.391	1.281	1.293	1.806	1.649	1.660	(6.853)	(6.375)	(6.379)
Total income (loss) from operations	$ 1.310	$ 1.130	$ 1.140	$1.770	$ 1.560	$ 1.560	$ (6.863)	$ (6.486)	$ (6.488)
Less Distributions
From net investment income	$ —	$ —	$ —	$—	$—	$—	$ (0.197)	$ (0.074)	$ (0.092)
From net realized gain	$ —	$ —	$ —	$—	$—	$—	$ (2.200)	$ (2.200)	$ (2.200)
Total distributions	$ —	$ —	$ —	$—	$—	$—	$ (2.397)	$ (2.274)	$ (2.292)
Net asset value - End of year	$11.810	$10.810	$10.830	$10.500	$ 9.680	$ 9.690	$ 8.730	$ 8.120	$ 8.130
Total Return(^2)	12.57%	11.67%	11.76%	20.27%	19.21%	19.19%	(43.97)%	(44.36)%	(44.33)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,627	$ 4,940	$18,185	$45,868	$ 7,300	$20,220	$56,537	$10,119	$18,483
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)	1.47%	2.22%	2.22%	1.57%	2.33%	2.32%	1.38%	2.13%	2.13%
Net investment ^loss^	(0.70)%(18)	(1.43)%(18)	(1.45)%(18)	(0.41)%	(1.11)%	(1.21)%	(0.07)%	(0.84)%	(0.83)%
Portfolio Turnover of the Portfolio	200%	200%	200%	205%	205%	205%	283%	283%	283%

(See footnotes on last page.)

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60

Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Multi-Cap Growth Fund

	Year Ended October 31,

	2007			2006^

	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$12.750	$12.070	$12.090	$10.850	$10.350	$10.370^
Income (Loss) From Operations
Net investment income (loss)(^1)	$ 0.217(19)	$ 0.120(19)	$ 0.111(19)	$ (0.019)	$ (0.096)	$ (0.100)^
Net realized and unrealized gain	5.276	4.943	4.962	2.144	2.041	2.045^
Total income ^from operations	$ 5.493	$ 5.063	$ 5.073	$ 2.125	$ 1.945	$ 1.945^
Less Distributions
From net realized gain	$ (0.253)	$ (0.253)	$ (0.253)	$ (0.225)	$ (0.225)	$ (0.225)^
Total distributions	$ (0.253)	$ (0.253)	$ (0.253)	$ (0.225)	$ (0.225)	$ (0.225)^
Net asset value - End of year	$17.990	$16.880	$16.910	$12.750	$12.070	$12.090^
Total Return(^2)	43.76%	42.64%	42.65%	19.84%	19.04%	19.01%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,517	$20,815	$28,537	$25,559	$17,797	$18,224^
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)	1.43%	2.19%	2.18%	1.49%(17)	2.24%(17)	2.24%(17) ^
Net investment income (loss)	1.45%(19)	0.86%(19)	0.79%(19)	(0.16)%	(0.85)%	(0.89)%^
Portfolio Turnover of the Portfolio	157%	157%	157%	181%	181%	181%^

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Small-Cap Fund

	Period Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(8)

Net asset value - Beginning of period	$11.710	$10.700	$10.660	$11.710	$10.540	$ 9.700	$ 9.660	$12.180
Income (Loss) From Operations
Net investment loss(^1)	$ (0.113)	$ (0.194)	$ (0.194)	$ (0.081)	$ (0.070)(21)	$ (0.123)(21)	$ (0.132)(21)	$ (0.008)
Net realized and unrealized gain (loss)	3.043	2.764	2.754	3.051	1.240	1.123	1.132	(0.462)
Total income (loss) from operations	$ 2.930	$ 2.570	$ 2.560	$ 2.970	$1.170	$ 1.000	$ 1.000	$ (0.470)
Net asset value - End of period	$14.640	$13.270	$13.220	$14.680	$11.710	$10.700	$10.660	$11.710
Total Return(^2)	25.02%	24.02%	24.02%	25.36%	11.10%	10.31%	10.35%	(3.86)%(9)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$97,524	$ 3,899	$26,016	$ 7,971	$85,422	$ 5,805	$22,931	$1,923
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)	1.28%	2.03%	2.03%	1.03%	1.44%	2.20%	2.19%	1.19%(10)
Net investment loss	(0.84)%	(1.59)%	(1.59)%	(0.59)%	(0.70)%(21)	(1.37)%(21)	(1.44)%(21)	(0.79)%(10)
Portfolio Turnover of the Portfolio	114%	114%	114%	114%	95%	95%	95%	95%(22)

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Small-Cap Fund

	Year Ended October 31,

	2008			2007			2006^

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$16.140	$14.950	$14.900	$12.520	$11.690	$11.650	$10.300	$ 9.680	$ 9.650^
Income (Loss) From Operations
Net investment loss(^1)	$ (0.120)	$ (0.216)	$ (0.215)	$ (0.117)	$ (0.205)	$ (0.206)	$ (0.073)	$ (0.152)	$ (0.150)^
Net realized and unrealized ^gain (loss)	(5.480)	(5.034)	(5.025)	3.737	3.465	3.456	2.293	2.162	2.150^
Total income (loss) from operations	$ (5.600)	$ (5.250)	$ (5.240)	$ 3.620	$ 3.260	$3.250	$ 2.220	$ 2.010	$ 2.000^
Net asset value - End of year	$10.540	$ 9.700	$ 9.660	$16.140	$14.950	$14.900	$12.520	$11.690	$11.650^
Total Return(^2)	(34.70)%	(35.12)%	(35.17)%	28.91%	27.89%	27.90%	21.55%	20.76%	20.72%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,868	$12,352	$23,037	$65,185	$36,554	$31,471	$46,895	$43,053	$26,681^
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)	1.27%	2.02%	2.02%	1.34%	2.09%	2.09%	1.41%(23)	2.16%(23)	2.16%(23) ^
Net investment loss	(0.80)%	(1.55)%	(1.55)%	(0.82)%	(1.56)%	(1.57)%	(0.63)%	(1.40)%	(1.38)%^
Portfolio Turnover of the Portfolio	93%	93%	93%	78%	78%	78%	99%	99%	99%^

(See footnotes on last page.)

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Prospectus dated March 1, 2011

^Financial Highlights (continued)

	Eaton Vance Tax-Managed Small-Cap Value Fund

	Period Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(8)

Net asset value - Beginning of period	$12.000	$11.240	$11.250	$12.000	$11.400	$10.750	$10.760	$12.330
Income (Loss) From Operations
Net investment gain (loss)(1)	$ (0.043)	$ (0.132)	$ (0.133)	$ (0.011)	$ 0.022	$ (0.049)	$ (0.053)	$ (0.001)
Net realized and unrealized gain (loss)	2.253	2.102	2.103	2.261	0.578	0.539	0.543	(0.329)
Total income (loss) from operations	$ 2.210	$ 1.970	$ 1.970	$ 2.250	$ 0.600	$ 0.490	$ 0.490	$ (0.330)
Net asset value - End of period	$14.210	$13.210	$13.220	$14.250	$12.000	$11.240	$11.250	$12.000
Total Return(2)	18.42%	17.53%	17.51%	18.75%	5.36%	4.56%	4.55%	(2.68)%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,448	$ 2,071	$ 7,312	$ 1,444	$21,727	$ 2,638	$ 6,317	$ 897
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)(24)	1.65%	2.40%	2.40%	1.40%	1.65%	2.40%	2.40%	1.40%(10)
Net investment loss	(0.32)%	(1.06)%	(1.06)%	(0.08)%	0.21%	(0.51)%	(0.54)%	(0.07)%(10)
Portfolio Turnover of the Portfolio	51%	51%	51%	51%	66%	66%	66%	66%(9)(22)

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Small-Cap Value Fund

	Year Ended October 31,

	2008			2007			2006^

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of year	$16.050	$15.330	$15.350	$15.400	$14.870	$14.880	$14.640	$14.260	$14.270^
Income (Loss) From Operations
Net investment loss(^1)	$ (0.003)	$ (0.102)	$ (0.100)	$ (0.058)	$ (0.168)	$ (0.169)	$ (0.066)	$ (0.174)	$ (0.174)^
Net realized and unrealized ^gain (loss)	(3.146)	(2.977)	(2.989)	1.857	1.777	1.788	1.644	1.602	1.602^
Total income (loss) from operations	$ (3.149)	$ (3.079)	$ (3.089)	$ 1.799	$ 1.609	$ 1.619	$ 1.578	$ 1.428	$ 1.428^
Less Distributions
From net realized gain	$ (1.501)	$ (1.501)	$ (1.501)	$ (1.149)	$ (1.149)	$ (1.149)	$ (0.818)	$ (0.818)	$ (0.818)^
Total distributions	$ (1.501)	$ (1.501)	$ (1.501)	$ (1.149)	$ (1.149)	$ (1.149)	$ (0.818)	$ (0.818)	$ (0.818)^
Net asset value - End of year	$11.400	$10.750	$10.760	$16.050	$15.330	$15.350	$15.400	$14.870	$14.880^
Total Return(^2)	(21.61)%	(22.15)%	(22.19)%	12.30%	11.41%	11.47%	11.24%	10.45%	10.44%^
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,628	$ 3,538	$ 5,336	$18,978	$ 6,412	$ 7,145	$15,695	$ 7,033	$ 7,805^
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)(^24)	1.65%	2.40%	2.40%	1.69%	2.44%	2.44%	1.75%	2.50%	2.50%^
Net investment loss	(0.02)%	(0.79)%	(0.78)%	(0.37)%	(1.12)%	(1.12)%	(0.44)%	(1.20)%	(1.19)%^
Portfolio Turnover of the Portfolio	103%	103%	103%	80%	80%	80%	49%	49%	49%^

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)

	Eaton Vance Tax-Managed Value Fund

	^Year Ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of ^year	$ 14.760	$14.010	$ 14.260	$ 14.750	$ 14.400	$13.530	$ 13.870	$ 14.410
Income (Loss) From Operations
Net investment income(^1)	$0.137	$ 0.122	$ 0.020	$ 0.173	$ 0.192	$ 0.193	$ 0.099	$ 0.205
Net realized and unrealized ^gain	1.190	1.131	1.158	1.198	0.356	0.321	0.337	0.366
Total income ^from operations	$1.327	$ 1.253	$ 1.178	$ 1.371	$ 0.548	$ 0.514	$ 0.436	$ 0.571
Less Distributions
From net investment income	$(0.177)	$ (0.144)	$ (0.068)	$ (0.211)	$ (0.188)	$ (0.044)	$ (0.046)	$ (0.231)
Total distributions	$(0.177)	$ (0.144)	$ (0.068)	$ (0.211)	$ (0.188)	$ (0.044)	$ (0.046)	$ (0.231)
Contingent deferred sales charges(^1)	$—	$0.011	$—	$—	$—	$0.010	$—	$—
Net asset value - End of ^year	$ 15.910	$15.130	$ 15.370	$ 15.910	$ 14.760	$14.010	$ 14.260	$ 14.750
Total Return(^2)	9.00%	9.03%	8.27%	9.31%	4.01%	3.92%	3.19%	4.22%
Ratios/Supplemental Data
Net assets, end of ^year (000’s omitted)	$785,050	$29,844	$171,693	$840,923	$745,816	$58,023	$186,734	$538,097
Ratios (as a percentage of average daily net assets):
Expenses(^3)(^4)	1.16%	1.26%	1.91%	0.91%	1.19%	1.29%	1.94%	0.94%
Net investment income	0.88%	0.82%	0.13%	1.11%	1.46%	1.56%	0.78%	1.53%
Portfolio Turnover of the Portfolio	35%	35%	35%	35%	82%	82%	82%	82%

(See footnotes on last page.)

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Prospectus dated March 1, 2011

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Value Fund

	Period Ended October 31,

	2008				2007			2006^

	Class A(1)	Class B(1)	Class C(1)	Class I(8)	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of period	$ 21.750	$ 20.420	$ 20.960	$ 20.970	$ 18.770	$ 17.630	$ 18.100	$ 15.920	$ 14.970	$ 15.370^
Income (Loss) From Operations
Net investment income	$ 0.229	$ 0.091	$ 0.087	$ 0.224	$ 0.202	$ 0.068	$ 0.062	$0.189	$ 0.073	$ 0.071^
Net realized and unrealized gain (loss)	(7.386)	(6.958)	(7.143)	(6.551)	2.955	2.761	2.847	2.805	2.618	2.694^
Total income (loss) from operations	$ (7.157)	$ (6.867)	$ (7.056)	$ (6.327)	$ 3.157	$ 2.829	$ 2.909	$2.994	$ 2.691	$ 2.765^
Less Distributions
From net investment income	$ (0.193)	$ (0.023)	$ (0.034)	$ (0.233)	$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)^
Total distributions	$ (0.193)	$ (0.023)	$ (0.034)	$ (0.233)	$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)^
Net asset value - End of period	$ 14.400	$ 13.530	$ 13.870	$ 14.410	$ 21.750	$ 20.420	$ 20.960	$ 18.770	$ 17.630	$ 18.100^
Total Return(2)	(33.19)%	(33.67)%	(33.72)%	(30.53)%(9)	16.93%	16.07%	16.10%	18.92%	18.00%	18.02%^
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$710,258	$122,001	$218,320	$174,464	$737,940	$248,127	$348,265	$529,073	$250,030	$297,473^
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.16%	1.89%	1.91%	0.91%(10)	1.16%	1.91%	1.91%	1.18%(25)	1.93%(25)	1.93%(25) ^
Net investment income	1.20%	0.50%	0.47%	1.36%(10)	1.06%	0.33%	0.32%	1.16%	0.44%	0.43%^
Portfolio Turnover of the Portfolio	84%	84%	84%	84%(20)	14%	14%	14%	26%	26%	26%^

^
(^1)	Computed using average shares outstanding.
(^2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(4)	Includes the Fund’s share of the Portfolio’s (Portfolios’) allocated expenses.
(5)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(^6)	^Amount is less than 0.^5%
(7)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029, $0.028 and $0.028 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%, 0.01% and 0.02% for Class A, Class
B and Class C shares, respectively.
(8)	For Tax-Managed Global Dividend Income Fund, Class I, for the period from the start of business, August 27, 2007, to October 31, 2007, for Tax-Managed International Equity Fund, Class I, for the period from the start of business, September 2, 2008, to October 31, 2008, for Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Value Fund, Class I, for the period from the commencement of operations,
October 1, 2009, to October 31, 2009, and for Tax-Managed Value Fund, Class I, for the period from the start of business, November 30, 2007, to October 31, 2008.
(^9)	Not annualized.
(^10)	Annualized.
(^11)	For Tax-Managed Global Dividend Income Fund, for the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.
(12)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended April
30, 2006). Absent this waiver and/or subsidy, total return would have been lower.
(13)	Amount is less than $0.0005.
(^14)	The investment adviser of the Portfolio waived a portion of its investment adviser fee ^(equal to less than 0.^005% of average daily net assets for the ^year ended ^October 31, 2009^). ^All of the waiver ^was borne by the sub-adviser of the Portfolio.
(^15)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Tax-Managed International Equity Portfolio which amounted to $0.^132, $0.^097 and
$0.^119 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been ^1.^07%, 0.^29%
and 0.^31% for Class A, Class B and Class C shares, respectively^.

^

Eaton Vance Tax-Managed Funds

67

Prospectus dated March 1, 2011

(16)	The investment adviser of the Portfolio waived a portion of its investment adviser fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.09%, 0.31%, 0.06%, 0.07%
and 0.07% of average daily net assets for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.
Absent this waiver and subsidy, total return would be lower.
(^17)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee ^(equal to 0.01% of average daily net assets for the year ended October 31, ^2006).
^
(18)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011, $0.010 and $0.010 per share for Class A, Class B and Class C shares, respectively.
Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%, (1.54)% and (1.56)% for Class A, Class B and Class C shares, respectively.
(^19)	Net investment income per share reflects ^special dividends allocated from the ^Portfolio which amounted to $0.^265, $0.^263 and $0.^260 per share for Class A, Class B and Class C shares, respectively. Excluding ^special dividends, the ratio of net investment income (loss) to average daily net assets would have been ^(0.^31)%, ^(1.^02)% and ^(1.^05)% for Class A, Class
B and Class C shares, respectively.
^
(20)	For the Portfolio’s fiscal year ended October 31, 2008.
(^21)	Net investment ^loss per share reflects special dividends allocated from the Portfolio which amounted to $0.^008, $0.^011 and $0.^008 per share for Class A, Class B and Class C shares, respectively. Excluding special dividends, the ratio of net investment ^loss to average daily net assets would have been (0.^78)%, (1.^50)% and (1.^52)% for Class A, Class B and Class C shares, respectively.
^
(22)	For the Portfolio’s year ended October 31, 2009.
(^23)	The investment adviser waived a portion of its investment adviser fee ^(equal to less than ^0.01% of average daily net assets for the ^year ended October 31, ^2006).
(^24)	The administrator subsidized certain operating expenses of each class (equal to 0.^37%, 0.^55%, 0.32%, 0.^32% and 0.^26% of average daily net assets for the fiscal years ended October
31, 2010, 2009, 2008, ^2007 and ^2006, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.
^
(^25)	The investment adviser ^waived a portion of its investment adviser fee ^equal to less than 0.005% of average daily net assets for the year ended October 31, ^2006.

Eaton Vance Tax-Managed Funds

68

Prospectus dated March 1, 2011

More Information

About the Funds: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about each Fund’s and Portfolio’s ^investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
P.O. Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8 a.m. - 6 p.m. ET

The Funds’ Investment Company Act No. is 811-04015.	TMCOMBP

^1243-3/11	© ^2011 Eaton Vance Management

^ Eaton Vance Build America Bond Fund Class A Shares - EBABX Class C Shares - ECBAX Class I Shares - EIBAX A mutual fund seeking current income and capital appreciation

^ Prospectus Dated ^March 1, 2011 ^

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this ^Prospectus
	Page		Page

Fund Summary	2	Investment Objectives & Principal Policies and Risks	^6
Investment Objectives	2	Management and Organization	^8
Fees and Expenses of the Fund	2	Valuing Shares	^9
Portfolio Turnover	2	Purchasing Shares	^9
Principal Investment Strategies	2	Sales Charges	^12
Principal Risks	3	Redeeming Shares	^13
Performance	4	Shareholder Account Features	^14
Management	^5	Additional Tax Information	^16
Purchase and Sale of Fund Shares	^5	Financial Highlights	17
Tax Information	^5
Payments to Broker-Dealers and Other Financial Intermediaries	^5

		^

This ^Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund ^Summary

Investment ^Objectives

The Fund’s primary investment objective is current income and its secondary objective is capital appreciation^.

Fees and Expenses of the Fund

^This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 10 of this Prospectus and page 20 of the Fund’s Statement of Additional Information. ^

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of your investment)^	Class A	Class C	Class I

Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses^	^1.26%	^1.26%	^1.26%
Total Annual Fund Operating Expenses	^2.11%	^2.86%	^1.86%
^Expense ^Reimbursement(^1)	(^1.16)%	(^1.16)%	(^1.16)%
^Total Annual Fund Operating ^Expenses After Expense Reimbursement	0.95%	1.70%	0.70%

^

(^1) The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class ^A shares, 1.70% for Class C shares and 0.70% for Class ^I shares. This expense ^reimbursement will continue through February 28, 2013. ^Any amendments of this reimbursement would require written approval of the ^Board of Trustees. The expense ^reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment ^during the current fiscal year to the extent expenses are less than the ^contractual expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be^:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$567	^$884	$1,345	$2,619	$567	^$884	$1,345	$2,619
Class C shares	$273	^$660	$1,297	$3,012	$173	^$660	$1,297	$3,012
Class I shares	$72	^$352	$ 782	$1,983	$72	^$352	$ 782	$1,983

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ^"turns over^" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the ^Fund invests at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”) (the “80% Policy”). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds. Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received. The ^Fund expects to invest primarily in direct pay Build America Bonds and “principal

Eaton Vance Build America Bond Fund

2

Prospectus dated ^March 1, 2011

only” strips of tax credit Build America Bonds. The ^Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. ^Provisions of the Act relevant to the issuance of Build America Bonds ^expired on December 31, 2010 ^and, as such, ^issuance has ceased. ^

The ^Fund may invest up to 20% of its net assets in debt obligations other than Build America Bonds, including (but not limited to) taxable municipal obligations that do not ^qualify for federal support, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). ^At least 65% of net assets normally will be invested in obligations that, at time of purchase, are rated A or better by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, are determined by the investment adviser to be of comparable quality. The ^balance of net assets may ^invested in ^obligations rated ^BBB/Baa or ^below and in unrated municipal obligations considered by the investment adviser to be of comparable quality. The ^Fund will not invest ^more than 10% of its net assets in obligations ^rated below B by Moody’s, S&P or ^Fitch at the time of investment, or unrated obligations considered by the investment adviser to be of comparable quality. The ^Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds and bonds relating to infrastructure financings) and also may concentrate in municipal obligations in a particular economic sector (which may include public utilities, public education facilities, public transportation and public housing).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other entity obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs credit and investment ^analysis primarily with respect to lower rated securities and generally does not rely ^on the ratings assigned by the rating services.

^ Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. Because issuance of Build America Bonds ^ceased on December 31, 2010, it is difficult to predict the extent to which a market for such bonds will ^continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market or demand can exceed supply. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.^

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

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Prospectus dated ^March 1, 2011

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Lower Rated ^Investments. Investments ^rated below A and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

^Sector Concentration Risk. Because the ^Fund may concentrate its investments in ^certain sectors or types of obligations, the value of Fund shares ^may be affected by events that adversely affect ^that sector or type of obligation and ^may fluctuate more than that of a less concentrated fund^.

Risk ^Associated with Limited Issuance. As noted above, under the Act the ability of municipalities to issue Build America Bonds ^expired on December 31, ^2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. ^Since the ^enactment of the Act, approximately $180 billion in Build America Bonds ^has been issued by municipalities. Given the ^limited ^issuance of Build America ^Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds^.

^

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objectives. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to ^achieve its ^objectives. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objectives. ^ Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

^

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both

Eaton Vance Build America Bond Fund

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Prospectus dated ^March 1, 2011

before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2009 through December 31, 2010, the highest quarterly total return for Class A was 9.35% for the quarter ended June 30, 2010, and the lowest quarterly return was –6.31% for the quarter ended December 31, 2010.

Average Annual Total Return as of December 31, 2010	One Year	Life of Fund

Class A Return Before Taxes	5.15%	3.58%
Class A Return After Taxes on Distributions	3.50%	2.03%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	3.36%	2.17%
Class C Return Before Taxes	8.74%	7.76%
Class I Return Before Taxes	10.58%	8.53%
Barclays Capital U.S. Aggregate Local Authorities Index (reflects no deduction for fees, expenses or taxes)	7.22%	3.30%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge ("CDSC”) for Class C. The Fund commenced operations on November 17, 2009. Life of Fund returns are calculated from November 30, 2009. Investors cannot invest directly in an Index. (Source for Barclays Capital U.S. Aggregate Local Authorities Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

^Investment Adviser. Boston Management and Research ("BMR"). Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since 2009. Cynthia J. Clemson, Vice President of BMR, has managed the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares ^on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares ^either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-^9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent ^investments.

Tax Information

^The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation^.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares ^through a broker-dealer or other financial intermediary (such as a bank) (collectively, ^"financial intermediaries^"), ^the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend ^the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated ^March 1, 2011

Investment ^Objectives & Principal Policies and Risks

^The Fund is permitted to engage in the following investment practices to the extent set forth in "Fund Summary" above.

A statement of the investment objectives and principal investment policies and risks of the Fund is set forth above in "Fund Summary." Set forth below is additional information about such policies and risks of the Fund described in "Fund Summary" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The ^Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The ^Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds ^are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. ^ Pursuant to the Act, the issuance of Build America Bonds ^ceased on December 31, 2010. ^As a result, the ^availability of such bonds ^is limited and the market for the bonds and/or their ^liquidity may be affected.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by ^a legislative body, on an annual or other basis, of funds for the payment of the obligations^.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. ^ ^The Fund accrues income on these investments and is required to distribute that income each year. ^ ^The Fund may be required to sell securities to obtain cash needed for income distributions.

^

Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities. Although the investment adviser considers ratings when making decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely on the ratings assigned by the ratings services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating (meaning the BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments"). Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund

Eaton Vance Build America Bond Fund

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Prospectus dated ^March 1, 2011

also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps. Credit default swap agreements ("CDSC") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk.

Maturity. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, ^the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

U.S. Treasury and Government Agency Securities. ^U.S. Treasury securities ("Treasury Securities") include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or ^instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury. To the extent that the Fund invests in securities of ^government-sponsored ^enterprises, the Fund will be subject to the risks unique to such entities. ^Government-sponsored ^enterprises, such as the Federal Home Loan Mortgage Corporation (^"Freddie Mac^"), the Federal National Mortgage Association (^"Fannie Mae^"), the Federal Home Loan Banks (^"FHLBs^"), the Private Export Funding Corporation (^"PEFCO^"), the Federal Deposit Insurance Corporation ("FDIC"), the Federal Farm Credit Banks (^"FFCB^") and the Tennessee Valley Authority (^"TVA^"), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has recently provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

^Borrowing. The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Eaton Vance Build America Bond Fund

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Prospectus dated ^March 1, 2011

Cash and Cash Equivalents. The Fund may invest in cash or cash equivalents, including short-term municipal securities, for cash management purposes. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective. Interest income from temporary investments may be taxable.

General. ^Unless otherwise stated, the Fund’s investment objective and certain ^other policies may be changed without shareholder approval^. Shareholders will receive 60 days’ written notice of any material change in the investment objective. ^ ^The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times ^the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so^.

The Fund’s 80% Policy will not be changed unless Fund shareholders are given at least 60 days’ advance notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. The Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the ^Fund. Under its investment advisory agreement with the ^Fund, BMR receives an annual fee for its services as follows:

Average Daily Net Assets for the Month	Annual Fee Rate

Up to $1 billion	0.600%
$1 billion but less than $2 billion	0.575%
$2 billion but less than $5 billion	0.550%
Over $5 billion	0.530%

If the Fund invests in an affiliated money market fund or similar fund that changes a management fee, then the portion of the advisory fee allocable to the Fund will be credited against the Fund’s advisory fee. Prior to February 28, 2011, the Fund invested all of its assets in Build America Bond Portfolio (the "Portfolio"), a separate registered investment company advised by BMR that had the same objective and policies as the Fund. The Portfolio paid advisory fees on the same fee schedule as that of the Fund. For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.60%.

The ^Fund’s shareholder report will provide information regarding the basis for the Trustees’ approval of the ^Fund’s investment advisory agreement.

Eaton Vance manages the business affairs of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator of the Fund.

Portfolio Managers. Cynthia J. Clemson and Craig R. Brandon are the portfolio managers of the ^Fund (since commencement of operations). Ms. Clemson and Mr. Brandon are Vice Presidents of Eaton Vance, manage other Eaton Vance portfolios, and have been members of the Eaton Vance municipals team for more than five years.

The Statement of Additional Information provides additional information about ^the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. ^Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval)^.

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Prospectus dated ^March 1, 2011

^Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Fund are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and ^contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing ^accounts (other than for Class I), certain group purchase plans (including proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

^The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform

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Prospectus dated ^March 1, 2011

(in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the ^Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The ^Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The ^Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the ^Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance ^U.S. Government Money Market ^Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The ^Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy

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may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the ^Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the ^Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a ^contingent deferred sales charge or "CDSC". The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution ^and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this ^Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments),

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Prospectus dated ^March 1, 2011

registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

^Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. ^Class A shares of Eaton Vance ^U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/ or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments and foundations. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within ^one year of purchase.

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CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to ^0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries^. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail	Send your request to the transfer agent along with any certificates and stock powers.
The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in
The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion
signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday,
8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more
Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.
By Internet	Certain shareholders can redeem by logging on to the Eaton Vance website at
www.eatonvance.com. Proceeds of internet redemptions are generally limited to
$100,000 per account (which may include shares of one or more Eaton Vance funds)
and can be sent only to the account address or to a bank pursuant to prior instructions.
For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling

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Prospectus dated ^March 1, 2011

1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Distributions are paid in cash.
•Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the ^Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates^. Portfolio holdings information as of each month end is posted to the website 30 days after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end and the ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

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Prospectus dated ^March 1, 2011

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance ^fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address^), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

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Prospectus dated ^March 1, 2011

Additional Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute ordinary income to you. Distributions of net realized gains, if any, will be made once each year (usually in December). Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated ^March 1, 2011

 Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

Period Ended October 31, 2010(1)

	Class A	Class C	Class I

Net asset value - Beginning of period	$10.000	$10.000	$10.000
Income (Loss) From Operations
Net investment income(2)	$ 0.455	$ 0.371	$ 0.460
Net realized and unrealized gain	$ 0.796	0.819	0.808
Total income from operations	$ 1.251	$ 1.190	$ 1.268
Less Distributions
From net investment income	$ (0.411)	$ (0.350)	$ (0.428)
Total distributions	$ (0.411)	$ (0.350)	$ (0.428)
Net asset value - End of period	$10.840	$10.840	$10.840
Total Return(3)	$ 12.64%(4)	11.91%(4)	12.81%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,862	$13,003	$14,001
Ratios (as a percentage of average daily net assets):
Expenses (5)	0.95%(6)(7)	1.70%(6)(7)	0.70%(6)(7)
Net investment income	4.38%(6)	3.56%(6)	4.45%(6)
Portfolio Turnover of Portfolio	1%(4)	1%(4)	1%(4)

(1)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	The investment adviser of the Portfolio and administrator subsidized certain operating expenses equal to 1.16% of average daily net assets for the period from the start of business, November 17, 2009, to October 31, 2010.

More Information

About the ^Fund: More information is available in the ^Statement of ^Additional Information. The ^Statement of ^Additional Information is incorporated by reference into this ^Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the ^Statement of ^Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the ^Statement of ^Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (www.sec.gov ); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon ^ Investment Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
^	101 Sabin Street	8 a.m. - 6 p.m. ET
P.O. Box 9653	Pawtucket, RI
Providence, RI 02940-	02860
9653

The Fund’s Investment Company Act No. is 811-04015.		BABP

^4146-3/11		© ^2011 Eaton Vance Management

Eaton Vance Build America Bond Fund

18

Prospectus dated ^March 1, 2011

Eaton Vance Multi-Strategy
Absolute Return
Fund

Class A Shares - EADDX Class B Shares - EBDDX Class C Shares - ECDDX Class I Shares - EIDDX

A diversified fund seeking total return

Prospectus Dated
^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this Prospectus
	Page		Page

Fund Summary	2	Investment Objective & Principal Policies and Risks	^9
Investment Objective	2	Management and Organization	^18
Fees and Expenses of the Fund	2	Valuing Shares	^18
Portfolio Turnover	2	Purchasing Shares	^19
Principal Investment Strategies	2	Sales Charges	^22
Principal Risks	3	Redeeming Shares	^24
Performance	^6	Shareholder Account Features	^25
Management	^7	Additional Tax Information	^26
Purchase and Sale of Fund Shares	^8	Financial Highlights	^28
Tax Information	^8	^Further Information About ^The Portfolios	^30
Payments to Broker-DealersandOther Financial Intermediaries	^8	^	^

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary Investment Objective

The Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page ^22 of this Prospectus and page ^51 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other ^Expenses	0.^19%	0.^19%	0.^19%	0.^19%
Acquired Fund Fees and Expenses(2)	0.^66%	0.^66%	0.^66%	0.^66%
Total Annual Fund Operating Expenses	1.^10%	1.^85%	1.^85%	0.^85%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolios.
(2)	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.^58%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^582	$^808	$1,^052	$1,^752	$^582	$^808	$1,^052	$1,^752
Class B shares	$^688	$^982	$1,^201	$^1,^973	$^188	$^582	$1,^001	$^1,^973
Class C shares	$^288	$^582	$1,^001	$2,^169	$^188	$^582	$1,^001	$2,^169
Class I shares	$^87	$^271	$^471	$1,^049	$^87	$^271	$^471	$1,^049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies sponsored by the Eaton Vance organization that invest in different asset classes (the “Portfolios”). Set forth below is an overview of the Fund’s investment practices, followed by a description of the characteristics and risks associated with the principal investments and strategies of the Fund as a result of its investment in the Portfolios or its direct investments.

The Fund has a flexible investment strategy and will invest in a variety of securities and investments and use a variety of investment techniques in pursuing its investment objective. Under normal market conditions, the Fund invests at least 85% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called

Eaton Vance Multi-Strategy Absolute Return Fund

2

Prospectus dated March 1, 2011

"junk bonds"). The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt issued by emerging market countries), high yield corporate bonds, floating-rate loans, municipal obligations (including shares of affiliated investment companies), commodities-related ^investments, mortgage-backed securities and inflation-linked debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), and debt obligations that are issued at a significant discount from face value (collectively, “deep discount bonds”). Under normal market conditions, the Fund’s direct investments in foreign and emerging market securities, together with its investments in Portfolios that primarily ^invest in foreign securities, will not exceed 25% of its net assets. The Fund may invest up to 15% of its net assets in other assets, including common stocks^. Under normal market conditions, the Fund expects to maintain a target portfolio duration of ^-5 years to 5 years. ^Under normal market conditions, the investment adviser seeks a ^targeted annualized volatility for the ^Fund typically ranging between 2.0% and 6.5%; however, ^the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will ^differ from the target volatility described above.^ The Fund ^expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) futures, forward foreign currency exchange contracts and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to ^seek total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of ^its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of ^securities, currencies or ^commodities. The Fund’s use of derivatives may be extensive. Such transactions may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; deliverable and nondeliverable ("NDF") forward foreign currency exchange contracts (“forwards”); exchange-traded and over-the-counter options on securities, indices or currencies; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products, including but not limited to instruments that have a greater or lesser credit risk than the security underlying that instrument). The Fund may seek to generate incremental return by writing a series of call and put option spread transactions on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series 1 (SPDRs)). The Fund may ^engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund may seek to increase income by lending its securities. The Fund may sell securities and other instruments short provided that not more than 15% of net assets is held as collateral for such sales^.

^

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, the investment adviser combines a fundamental asset valuation model with quantitative portfolio optimization and risk management techniques. The investment adviser seeks to invest in sectors of the market which it believes offers the best risk adjusted returns and intends to manage the targeted volatility of the Fund. Certain investment techniques such as buying/selling options and futures, swaps and other derivatives may also be employed to reduce the Fund’s volatility.

Principal Risks

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain ^income securities and bank loans, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain ^income securities and bank loans can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Foreign and Emerging Market Investment Risk. Because the Fund ^may invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund

Eaton Vance Multi-Strategy Absolute Return Fund

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Prospectus dated March 1, 2011

may have difficulties enforcing its legal or contractual rights in a foreign country^. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Risk of Senior Loans. Risks of investments in ^Senior ^Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates. ^Junior ^Loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create ^economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives ^for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged^. The use of ^derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

S&P 500 Index and SPDR Risk. Call and put spreads employed by the Fund may be based on the S&P 500 Index or on SPDRs. In the case of the S&P 500 Index, returns realized on the Fund’s call and put spread positions over each roll cycle will be determined by the performance of the S&P 500 Index. If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. SPDRs represent share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500 Index. The value of SPDRs is subject to change as the values of the component securities fluctuate. SPDRs may not exactly match the performance of the S&P 500 Index. The Fund does not intend to make direct investments in SPDRs and does not currently intend to utilize SPDR options. SPDR options do not qualify as "section 1256 contracts" and disposition of any SPDR options utilized will likely result in short-term or long-term capital gains or losses, depending on the holding period. SPDRs reflect the underlying risks of the S&P 500 Index and SPDR options are subject to the same risks as S&P 500 Index options.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Credit Risk. ^Income securities and bank loans are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. ^The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. ^In addition, the credit ratings of ^income securities and bank loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of ^income securities and bank loans, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel^. This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Eaton Vance Multi-Strategy Absolute Return Fund

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Prospectus dated March 1, 2011

Interest Rate Risk. As interest rates rise, the value of certain income securities is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Securities with longer maturities are more sensitive to changes in interest rates than securities with shorter maturities, making them more volatile. A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or ^asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, prepayment of securities may increase. In such circumstances, the Fund may have to ^reinvest the prepayment proceeds at lower yields.

Duration Risk. Duration measures the expected life of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. A portfolio with negative duration generally incurs a loss when interest rates and yield fall.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the ^insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of ^a reverse repurchase agreement, the securities sold by the Fund, may be delayed. ^In a repurchase agreement, such an insolvency may result in a loss to the extent ^that the value of the purchased securities decreases during the delay.. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the ^Fund; if the value of the purchased securities ^increases during such a delay, ^that loss ^may also be increased. ^When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Risks of Deep Discount Bonds. Deep Discount Bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments, may experience greater volatility in response to interest rate changes.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be ^affected by developments in that jurisdiction.

^

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the

Eaton Vance Multi-Strategy Absolute Return Fund

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Prospectus dated March 1, 2011

supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of ^equity investments and related instruments ^may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although ^values can rebound, there is no assurance ^they will return to previous levels.

Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates which exceed the costs involved.

Short Sale Risk. Short sale risk includes, among other things, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp decline in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing ^how the Fund’s average annual total returns over time compare with ^those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Prior to July 1, 2009, the Fund’s investment team employed a pre-determined fixed allocation approach by investing the Fund’s assets approximately equally among three Portfolios, investing in mortgage-backed securities, senior floating-rate loans and high yield bonds, respectively. Effective July 1, 2009, the Fund changed its objectives and investment strategies to permit investment in multiple Portfolios and adopted a policy to invest at least 85% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. Past performance (both before and after

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Prospectus dated March 1, 2011

taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.^

For the period from December 31, 2004 through December 31, ^2010, the highest quarterly total return for Class A was 13.69% for the quarter ended June 30, 2009, and the lowest quarterly return ^was –15.47% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 2.18%, for Class B shares was 1.55%, for Class C shares was 1.55% and for Class I shares was 2.47%. For current yield information call 1-800-262-1122. ^

Average Annual Total Return as of December 31,^ 2010	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^2.20%	^4.02%	^3.98%
Class A Return After Taxes on Distributions	^1.35%	^1.95%	^1.88%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^1.83%	^2.22%	^2.16%
Class B Return Before Taxes	^1.46%	^3.96%	^3.93%
Class C Return Before Taxes	^5.46%	^4.28%	^4.04%
Class I Return Before Taxes	^7.52%	^5.13%	^4.90%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	^0.13%	^2.43%	^3.15%
BofA Merrill Lynch 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes)	^0.33%	^3.16%	^2.53%

^

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Fund commenced operations on December 7, 2004. Life of Fund returns are calculated from December 31, 2004. The Class I performance shown above for the ^period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net ^asset value without adjustment for any differences in the expenses of the ^classes. If adjusted for other expenses, returns would be different. The Fund’s benchmark has changed to the BofA Merrill Lynch 3-Month ^U.S. ^Treasury Bill Index because the investment adviser believes it is ^more closely aligned with the Fund’s revised investment ^objective and ^strategies. ^ Investors cannot invest directly in an Index. (Source for BofA Merrill Lynch 3-Month ^U.S. Treasury Bill Index and BofA Merrill Lynch ^3-Month LIBOR Index: Morningstar^, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^ Management

Investment Adviser. Eaton Vance Management ("Eaton Vance").

Portfolio ^Managers

Jeffrey A. Rawlins, Vice President of Eaton Vance, has co-managed the Fund since 2009.

Dan R. Strelow, Vice President of Eaton Vance, has co-managed the Fund since 2009.

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Prospectus dated March 1, 2011

Important Information Regarding Fund Shares Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A, Class B and Class C and $250,000 for Class I (waived in certain circumstances). There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Prospectus dated March 1, 2011

Investment Objective & Principal Policies and Risks

^

The Fund and each Portfolio are permitted to engage in the following investment practices to the extent set forth in "Fund Summary" above and the Overview (for the Fund) and in Further Information About The Portfolios (for the Portfolios). References to the "Fund" below are to the Fund and each Portfolio, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in "Fund Summary." As noted in Fund Summary, the Fund seeks to achieve its objective by investing in the underlying Portfolios, or by investing directly in securities and other instruments. Set forth below is additional information about such policies and risks of the Fund described in "Fund Summary" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

The Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:^

Boston Income Portfolio	Investment Grade Income Portfolio
Dividend Builder Portfolio	Investment Portfolio
Emerging Markets Local Income Portfolio	Large-Cap Core Research Portfolio
Floating Rate Portfolio	Large-Cap Growth Portfolio
Focused Growth Portfolio	Large-Cap Value Portfolio
Global Dividend Income Portfolio	Multi-Cap Growth Portfolio
Global Macro Absolute Return Advantage Portfolio	Multi-Sector Option Strategy Portfolio
Global Macro Portfolio	Small-Cap Portfolio
Government Obligations Portfolio	SMID-Cap Portfolio
High Income Opportunities Portfolio	Special Equities Portfolio
International Income Portfolio

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Overview. The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies sponsored by the Eaton Vance organization that invest in different asset classes (the “Portfolios”). Under normal market conditions, the Fund invests at least 85% of its net assets in income instruments, including, but not limited to, senior and subordinated debt obligations, preferred stock and convertible securities. The Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called "junk bonds"). The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt issued by emerging market countries), high yield corporate bonds, floating-rate loans, municipal obligations (including shares of affiliated investment companies), commodities-related ^investments, mortgage-backed securities ^and inflation-linked debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), and debt obligations that are issued at a significant discount from face value (collectively, “deep discount bonds”). Under normal market conditions, the Fund’s direct investments in foreign securities, together with its investments in Portfolios that primarily ^invest in foreign securities, will not exceed 25% of its net assets. The Fund may invest up to 15% of its net assets in other assets, including common stocks^. Under normal market conditions, the Fund expects to maintain a target portfolio duration of ^-5 years to 5 years. ^Under normal market conditions, the investment adviser seeks a ^targeted annualized volatility for the ^Fund typically ranging between 2.0% and 6.5%; however, ^the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will ^differ from the target volatility described above.^

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Fixed-Income Securities. Fixed-income securities include all types of bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. Fixed-income securities are issued by: non-U.S. governments or their subdivisions, agencies and government-sponsored

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enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-^sovereign banks and U.S. and non-U.S. corporations. ^Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), are debt obligations that are issued at a significant discount from face ^value, and securities purchased on a forward commitment or when issued basis. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

^Foreign and Emerging Market Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting ^standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

The Fund may invest in securities and other instruments (including loan participations) issued by sovereign entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

The foregoing risks of foreign investing can be more significant in less developed ^countries characterized as emerging ^and frontier market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging ^and frontier market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging and frontier market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging ^and frontier market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and ^bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund is heavily invested, the Fund’s ability to redeem Fund shares could become impaired. In such circumstances, the Fund may have to sell more liquid securities than it would ^otherwise choose to sell. Emerging ^and frontier market countries are also subject to speculative trading which contributes to their volatility.

Foreign Currencies. The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading. Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Costs are incurred in connection ^with conversions between currencies. The Fund may engage in spot transactions and forward foreign currency exchange ^contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, "Currency Instruments") ^to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. ^dollar or to seek to enhance returns. Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.^ Derivatives. The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator ("reference instruments")^. Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund incurs costs in connection with opening and closing derivatives positions. The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Options on ^Securities, Indices and Currencies. The Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options. By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the ^Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right

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to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date. If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller. The Fund may purchase uncovered put options. The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price. ^If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the ^option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the ^Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the ^instrument underlying a call option may be limited while the option is in effect unless ^the Fund enters into a closing purchase transaction. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying instrument held by the Fund that can act as a partial hedge. ^ As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars. While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

The Fund may also enter ^swaptions, which are options giving the option owner the right (but not the obligation) to enter into or cancel a swap agreement at a future date.

Futures Contracts. The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Futures contracts involve substantial leverage risk. The Fund also is authorized to purchase or sell call and put options on futures contracts. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate ^payments. Cross-currency swaps are interest rate swaps in which the notional amount upon which the fixed interest rate is accrued is denominated in one currency and the notional amount upon which the floating rate is accrued is denominated in another currency. The notional amounts are typically determined based on the spot exchange rate at the inception of the trade. Interest rate swaps involve counterparty risk and the risk of imperfect correlation^.

Credit Default Swaps. Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument). The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill

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the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Inflation Swaps. Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. These transactions involve risks, including counterparty risk.

Credit Linked Notes, Credit Options and Similar Investments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve risks, including counterparty risk.

Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. These transactions involve risks, including counterparty risk.

Equity Swaps. Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security. The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Enhancement Strategy. The Fund may seek to generate incremental return by writing a series of call and put option spread transactions on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series I (SPDRs)) (the “enhancement strategy”). In implementing the enhancement strategy, the Fund generally seeks call spreads and put spreads that are “out of the money”. That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold. The enhancement strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for S&P 500 index options over realized index volatilities. This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options. Although long a feature of index option pricing, the Fund cannot assure shareholders that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated as a result of actions by investors, including the Fund, that employ strategies designed to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to use the enhancement strategy effectively and to achieve its investment objective.

The call and put spreads employed in the enhancement strategy reference the performance of the S&P 500, a broad-based U.S. stock market index. Net premiums earned and the structure of the Fund’s options positions will be determined by market volatility levels and other options valuation factors reflected in the market pricing of S&P 500 index options at the time the positions are entered into. Returns realized on call and put spread positions over each roll cycle will be determined by the performance of the S&P 500. If the S&P 500 appreciates or depreciates sufficiently over the period to offset the net premium received, a net loss will result. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions.

The enhancement strategy also may be based on call and put spreads based on SPDRs, rather than directly on the S&P 500. SPDRs represent share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500. The value of SPDRs is subject to change as the values of the component securities fluctuate. SPDRs may not exactly match the performance of S&P 500 due to cash balances, differences in securities weightings, expenses and other factors. SPDR options do not qualify as “section 1256 contracts” and disposition of any SPDR options utilized in the enhancement strategy will likely result in short-term or long-term capital gains or losses depending on the holding period. SPDRs reflect the underlying risks of the S&P 500 and SPDR options are subject to the same risks as S&P 500 options.

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The S&P 500 is determined, composed and calculated by Standard & Poor’s without regard to the Fund or its use of the S&P 500 in the enhancement strategy. Standard & Poor’s does not guarantee the accuracy and/or uninterrupted calculation of the S&P 500 or any data included therein. In publishing the S&P 500, Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use of the S&P 500 or any data included therein. Standard & Poor’s has no obligation to take the needs of the Fund or its shareholders into consideration in respectively determining, composing or calculating the S&P 500.

SPDRs is an exchange-traded fund ("ETF"), sponsored by PDR Services LLC (a wholly owned subsidiary of NYSE EuroNext) and whose trustee is State Street Bank and Trust Company, that seeks to track the performance of the S&P 500. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s or SPDRs or its sponsor or trustee. Standard & Poor’s and SPDRs or its sponsor or trustee have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. Standard & Poor’s and SPDRs or its sponsor or trustee make no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the S&P 500 or SPDRs. Standard & Poor’s and SPDRs or its sponsor or trustee have no liability in connection with the management, administration, marketing or trading of the Fund and have no obligation to take the needs of the Fund or its shareholders into consideration in their management.

Short Sales. ^ A short sale typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

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Mortgage-Backed Securities (“MBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that ^are not seasoned MBS ^are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which the Fund sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

Floating Rate Loans. Senior floating-rate loans ("Senior Loans") hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior

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Loans"). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.

Repurchase Agreements. ^A repurchase ^agreement is the purchase by the Fund of securities from a ^counterparty in exchange for cash that is coupled with an agreement to resell ^those securities to the counterparty at a specified date and price^. Repurchase agreements which mature in more than seven days will be treated as illiquid. ^When a repurchase ^agreement is entered, the Fund typically ^receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement^. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered ^to ^settle a short sale may provide that the ^cash purchase price paid by the Fund is ^more than the value of purchased securities that effectively collateralize the repurchase ^price payable by the ^counterparty. ^Since in such a ^transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of ^the purchased securities that it is obligated to return to the counterparty ^under the repurchase agreement. The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.^

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

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Credit Quality. Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities. Although the investment adviser considers ratings when making decisions, it performs credit and investment analysis primarily with respect to lower rated securities and generally does not rely on the ratings assigned by the ratings services. Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s investment analysis, if applicable, at the time of rating. The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within theinvestment grade rating) for purposes of the Fund’s investment limitations.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks described under "Asset-Backed Securities" above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit

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a greater price volatility than other types of mortgage- or asset-backed securities. The Fund’s direct and indirect ^investment in CMBS will not exceed 25% of its net ^assets for the purposes of the Fund’s industry concentration policy^. CMBS will be categorized based on the underlying assets of the CMBS (retail, office, warehouse, multifamily, defeased collateral, etc.).

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

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Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

Smaller Companies. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Event-Linked ^Instruments. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Commodities-Related Investments. Commodities-related investments may be used to hedge a position in a commodity producing country or for non-hedging purposes, such as to gain exposure to a particular type of commodity or commodity market. Commodities related investments include (but are not limited ^to); commodities contracts, commodity futures or options thereon (investments in contracts for the future purchase or sale of commodities); commodity exchange-traded funds (exchange-traded funds that track the price of a single commodity, such as gold or oil, or a basket of commodities); total return swaps based on a commodity index (permitting one party to receive/pay the total return on a commodity index against payment/receipt of an agreed upon spread/interest rate); commodity-linked notes (providing a return based on a formula referenced to a commodity index); commodity exchange traded notes (non-interest paying debt instruments whose price fluctuates ^by contractual ^commitment with an underlying commodities index); sovereign issued oil warrants (a sovereign obligation the coupon on which is contingent on the price of oil); and any other ^commodities-related ^investments permitted by law.

To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, 90% of the Fund’s income must be from certain qualified sources. Direct investment in many commodities investments generates income that is not from a qualified source for purposes of meeting this 90% test. ^The Fund has received a ^private letter ruling ^from the Internal Revenue Service (“IRS”), ^which provides that income (i) from commodity-linked notes or (ii) earned by or allocated to the Fund from the ownership of one or more offshore subsidiaries that hold commodities or commodities-related investments is income from a qualified source for purposes of the 90% test. ^The Fund ^has established a wholly-owned offshore ^subsidiary (^the "Subsidiary") organized ^under the laws of the Cayman Islands^. The Fund intends to gain exposure to commodity markets by investing up to 25% of its ^total assets in the Subsidiary. All income or net capital gain allocated to the Fund from such a subsidiary would be treated as ordinary income to the Fund. The ^Subsidiary is advised by the investment adviser, or an affiliate thereof, and ^is managed ^subject to the same investment policies and restrictions as the Fund^. To the extent the Fund conducts its commodities-related investing through ^the Subsidiary, ^the Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary will be subject to the laws of a foreign jurisdiction, which can be effected by developments in

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that jurisdiction. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/ or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Equity Investments. Equity investments include U.S. and non-U.S. common stocks, interests in baskets or indices of equity securities, income or non-income producing equity securities or warrants and equity securities received upon conversion of convertible securities, such as convertible bonds.

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The ^Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds.

Build America Bonds ^are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the Act, the issuance of Build America Bonds ^ceased on December 31, 2010. ^As a result, the ^availability of such bonds ^is limited and the market for the bonds and/or their ^liquidity may be affected.

Inflation-Indexed Bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Cash and Cash Equivalents. The Fund may ^invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment vehicle that invests in such instruments^.

Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

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Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other ^institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. The Fund may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Fund may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market for common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value ^of the fund’s underlying portfolio assets. The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests. To the extent they exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summary.

Borrowing. The Fund is authorized to borrow in accordance with applicable regulations to increase ^assets. The Fund will borrow for the purpose of acquiring additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a ^borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a ^borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and settle transactions). Fund borrowings ^may be equal to as much as 50% of the value of its net assets (not including such borrowings). The Fund is authorized to participate in non-recourse lending programs. The Fund intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment.

As prescribed by applicable regulations, the Fund will be required to maintain a specified level of asset coverage with respect to any bank borrowing immediately following any such borrowing. The Fund may be required to dispose of investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Fund may be required to maintain ^asset coverage levels that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit^. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

^

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include ^commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain ^Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Investing in the Portfolios. Because the advisory fee paid by each Portfolio differs, ^a Fund that invests in more than one Portfolio has the potential for a conflict of interest with the investment adviser in that assets could be allocated to a Portfolio for the reason that it has a higher advisory fee. However, in making allocation determinations, the portfolio manager is expressly forbidden

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from considering the fee payable by the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders. The Fund may be one of several investors in a Portfolio. Actions taken by other investors may adversely affect the Fund and its shareholders.

General. ^Unless otherwise stated, the Fund’s investment objective and certain other policies may be changed without shareholder approval. Any proposed material change in the investment objective will be submitted to shareholders for their approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 85% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change and, for the purpose of such policy, net assets include any assets purchased with borrowings for investment purposes.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”) and ^the investment adviser of each Portfolio and Subsidiary is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance. Eaton Vance and BMR’s offices are located at ^Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^$185 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to investment advisory agreements. The Fund is allocated its pro rata share of the advisory fees and other expenses paid by the Portfolios in which it invests.  ^Information about portfolio managers and advisory fees is set forth below.

The Fund’s most recent shareholder report will provide information regarding the basis for the Trustees’ approval of the Fund’s and each Portfolio’s investment advisory agreement.

The Fund. Eaton Vance does not receive a fee for serving as the Fund’s investment adviser. For the fiscal year ended October 31, 2010, the effective annualized rate of the investment advisory fees paid by the Fund (including its allocable portion of Portfolio advisory fees) was 0.^58% of the Fund’s average daily net assets^.

To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the advisory fee paid by each Portfolio in which it invests. The investment advisory fee rate payable under a Subsidiary’s investment advisory agreement is the same as the fee rate payable under the applicable Fund or Portfolio investment advisory agreement. In determining the investment advisory fee payable by the Fund or the Portfolio and Subsidiary, the applicable advisory fee rate is determined based on the average daily net assets of the Fund or the Portfolio (inclusive of its interest in the Subsidiary) and the applicable fee rate is assessed on the average daily net assets of each entity separately (in the case of the Fund or the Portfolio, exclusive of its interest in the Subsidiary). The advisory fee paid by each Portfolio is set forth in Further Information About The Portfolios.

Jeffrey A. Rawlins and Dan R. Strelow are the Fund’s and Multi-Sector Option Strategy Portfolio’s co-portfolio managers (since July 1, 2009). Messrs. Rawlins and Strelow, each a Vice President of Eaton Vance and BMR, are Co-Directors of the Customized Solutions Group of Eaton Vance and BMR. Prior to joining Eaton Vance in 2005, Mr. Rawlins had served as a Managing Director of the Fixed Income Group at State Street Research and Management since 1989. Prior to joining Eaton Vance in 2005, Mr. Strelow had served as a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management.

^

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

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As a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider Portfolio matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There may be other Portfolio investors in addition to the Fund. Purchase and redemption activities by other Portfolio investors may impact the management of the Portfolio and its ability to achieve its objective. The Fund can withdraw its Portfolio investment at any time without shareholder approval.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time)^. The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund and Portfolio holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses independent pricing services to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information^. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS, are valued by independent pricing services. Precious metals are valued at the New York Composite mean quotation. Municipal obligations are normally valued on ^the ^basis of valuations furnished by a ^pricing service. The pricing ^service considers various factors relating to bonds and ^market transactions determine value. ^Exchange -listed securities and other ^instruments (including derivatives) normally are valued ^at closing sale prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. The Subsidiary has adopted the same valuation procedures as the Fund. The Fund’s shares of the Subsidiary will be valued at their net asset value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Fund ^values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in proper form (meaning that they are complete and contain all necessary information) by the Fund’s transfer agent. The Fund’s transfer agent or your financial intermediary must receive your purchase in proper form no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A, Class B and Class C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You also may make additional investments by accessing your account via the Eaton Vance website at www.eatonvance.com. Purchases made through the Internet from a pre-designated bank account will have a trade date that is the first business day after the purchase is requested. For more information about purchasing shares through the Internet, please call 1-800-262-1122. ^

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of

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Prospectus dated March 1, 2011

redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request ^an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Shareholder Services Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including ^certain high yield bonds, certain municipal obligations, Senior Loans, currencies, sovereign debt and derivative instruments or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and

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excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance U.S. Government Money Market Fund^.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below^. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution and service fees equal to 1.00% annually of average daily net

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Prospectus dated March 1, 2011

assets. Class B shares automatically convert to Class A shares eight years after purchase. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

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Prospectus dated March 1, 2011

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your financial intermediary or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/ or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%
CDSCs are based on the lower of the net asset value at the
time of purchase or at the time of redemption. Shares
acquired through the reinvestment of distributions are
exempt from the CDSC. Redemptions are made first from
		shares that are not subject to a CDSC.
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

The sales commission payable to financial intermediaries in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

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23

Prospectus dated March 1, 2011

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:^

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required. You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Eaton Vance funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of ^any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address). ^Certain redemption requests including those involving shares held by certain corporations, trusts ^or certain other entities and shares that are subject to certain fiduciary arrangements may ^require additional ^documentation and may be redeemed only by mail. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently

Eaton Vance Multi-Strategy Absolute Return Fund

24

Prospectus dated March 1, 2011

charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

Distributions are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end ^on the Eaton Vance website approximately ten business days after the calendar quarter end and the ^Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

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Prospectus dated March 1, 2011

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value^. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

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Prospectus dated March 1, 2011

Additional Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. Different classes may distribute different dividend amounts. Distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio or the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund. A majority of the Fund’s distributions may be taxed as ordinary income. The Fund’s distributions are taxable whether they are paid in cash or reinvested in additional shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on those securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes paid. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures through positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivatives positions. In certain circumstances, this may result in a distribution of a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, the Fund is required to notify shareholders of the components of any distribution that includes amounts from sources other than net income.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Prospectus dated March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm except that information for the year ended October 31, 2006, with the exception of the Portfolio Turnover of the Fund, was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Multi-Strategy Absolute Return Fund

	Year ended October 31,

	2010				2009

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(8)

Net asset value - Beginning of period	$ 8.890	$ 8.890	$ 8.890	$ 8.890	$7.600	$7.590	$ 7.590	$ 8.830
Income (Loss) From Operations
Net investment income(1)	$ 0.350	$ 0.283	$ 0.282	$ 0.353	$0.485	$0.426	$ 0.426	$ 0.027
Net realized and unrealized gain	0.362	0.361	0.362	0.381	1.328	1.337	1.337	0.071
Total income from operations	$ 0.712	$ 0.644	$ 0.644	$ 0.734	$1.813	$1.763	$ 1.763	$ 0.098
Less Distributions
From net investment income	$ (0.296)	$ (0.246)	$ (0.246)	$(0.313)	$(0.523)	$ (0.463)	$ (0.463)	$(0.038)
Tax return of Capital	(0.106)	(0.088)	(0.088)	(0.111)	—	—	—	—
Total distributions	$ (0.402)	$ (0.334)	$ (0.334)	$(0.424)	$(0.523)	$ (0.463)	$ (0.463)	$(0.038)
Net asset value - End of period	$ 9.200	$ 9.200	$ 9.200	$ 9.200	$8.890	$8.890	$ 8.890	$ 8.890
Total Return (2)	8.18%	7.37%	7.37%	8.45%	24.98%	24.22%	24.21%	1.12%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146,073	$28,217	$123,689	$ 4,018	$139,217	$31,637	$133,596	$ 1,253
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.10%	1.85%	1.85%	0.85%	1.17%	1.93%	1.93%	0.99%(10)
Net investment income	3.85%	3.12%	3.12%	3.86%	6.12%	5.38%	5.37%	7.29%(10)
Portfolio Turnover of the Fund(5)	60%	60%	60%	60%	61%	61%	61%	61%(11)
Portfolio Turnover of Boston Income Portfolio	75%	75%	75%	75%	74%	74%	74%	74%(12)
Portfolio Turnover of Floating Rate Portfolio	39%	39%	39%	39%	35%	35%	35%	35%(12)
Portfolio Turnover of Global Macro Portfolio	19%	19%	19%	19%	25%	25%	25%	25%(12)
Portfolio Turnover of Government Obligations Portfolio	22%	22%	22%	22%	28%	28%	28%	28%(12)
Portfolio Turnover of Investment Portfolio	26%	26%	26%	26%	N.A	N.A	N.A	N.A
Portfolio Turnover of Large-Cap Core Research Portfolio	51%	51%	51%	51%	N.A	N.A	N.A	N.A
Portfolio Turnover of Multi-Sector Option Strategy Portfolio	2%(6)	2%(6)	2%(6)	2%(6)	N.A	N.A	N.A	N.A
Portfolio Turnover of Multi-Sector Portfolio	N.A	N.A	N.A	N.A	31%(7)	31%(7)	31%(7)	31%(7)

(See footnotes on next page.)

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Prospectus dated March 1, 2011

^Financial Highlights (continued)

	Year ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 9.630	$9.620	$ 9.620	$9.770	$ 9.760	$ 9.770	$ 9.760	$ 9.750	$ 9.750
Income (Loss) From Operations
Net investment income(1)	$ 0.568	$0.500	$ 0.500	$0.593	$ 0.520	$ 0.520	$ 0.561	$ 0.488	$ 0.489
Net realized and unrealized gain (loss)	(1.977)	(1.977)	(1.978)	(0.095)	(0.095)	(0.105)	0.086	0.085	0.095
Total income (loss) from operations	$ (1.409)	$ (1.477)	$ (1.478)	$0.498	$ 0.425	$ 0.415	$ 0.647	$ 0.573	$ 0.584
Less Distributions
From net investment income	$ (0.588)	$ (0.524)	$ (0.523)	$ (0.638)	$ (0.565)	$ (0.565)	$ (0.637)	$ (0.563)	$ (0.564)
Tax return of capital	(0.033)	(0.029)	(0.029)	—	—	—	—	—	—
Total distributions	$ (0.621)	$ (0.553)	$ (0.552)	$ (0.638)	$ (0.565)	$ (0.565)	$ (0.637)	$ (0.563)	$ (0.564)
Net asset value - End of period	$ 7.600	$7.590	$ 7.590	$9.630	$ 9.620	$ 9.620	$ 9.770	$ 9.760	$ 9.770
Total Return (2)	(15.48)%	(16.13)%	(16.13)%	5.22%	4.44%	4.33%	6.84%	6.05%	6.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,030	$28,616	$120,654	$200,163	$38,986	$182,197	$144,830	$31,827	$135,880
Ratios (as a percentage of average daily net assets):
Expenses (3)(4)	1.14%	1.88%	1.88%	1.10%	1.85%	1.85%	1.09%	1.84%	1.84%
Net investment income	6.22%	5.48%	5.48%	6.08%	5.35%	5.34%	5.75%	5.01%	5.02%
Portfolio Turnover of the Fund(5)	19%	19%	19%	12%	12%	12%	6%	6%	6%
Portfolio Turnover of Boston Income Portfolio	54%	54%	54%	84%	84%	84%	68%	68%	68%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%	50%	50%	50%
Portfolio Turnover of Government Obligations Portfolio	19%	19%	19%	23%	23%	23%	2%	2%	2%

^
(^1)	Computed using average shares outstanding.
(^2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(^3)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(^4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.
(6)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(7)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.
(8)	For the period from commencement of operations, October 1, 2009, to October 31, 2009.
(^9)	^ Not annualized.
^
(^10) ^	Annualized.
(^11)	For the ^Fund’s year ended October 31, 2009.
(^12)	For the ^Portfolio’s ^year ended October 31, 2009.

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^

Further Information About ^The Portfolios

The Fund may invest in one of more of the Portfolios. As such, shareholders will be subject to the investment strategies of the Portfolios. The investment objective(s) and principal strategies of each Portfolio are described below. The Portfolios may employ other types of strategies and invest in other types of securities that are not described below. Over time the Fund will alter its allocation of assets among the Portfolios and may add or remove Portfolios that are considered for investment. It is not possible to predict the extent to which the Fund will be invested in a Portfolio at any one time. The degree to which the Fund may be subject to the risks of a particular Portfolio will depend on the extent to which the Fund has invested in the Portfolio.

Boston Income Portfolio. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks reasonable preservation of capital to the extent attainable from its investment in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives. The Portfolio currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of other income-producing debt securities (including senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans), as well as preferred stocks that pay dividends. The Portfolio may invest up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. Some debt securities acquired by the Portfolio do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable-in-kind. The Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 25% of total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency contracts. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.61%.

Dividend Builder Portfolio. The Portfolio’s investment objective is to seek total return. Under normal market conditions, the Portfolio invests at least 80% of its net assets in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the "80% Policy"). The Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P or Baa by Moody’s or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may also invest in non-income producing securities. The Portfolio may invest up to 35% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may invest up to 10% of its net assets in real estate investment trusts and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.63%.

Emerging Markets Local Income Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures to emerging markets. The Portfolio invests at least 80% of total net assets (plus borrowing for investment purposes) in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the "80% Policy"). Emerging market countries are defined to include any country which did not accede to (i.e., did not become a member of) the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. Certain emerging market countries are referred to as frontier market countries. The Portfolio has significant exposure to foreign currencies and duration. The Portfolio’s investments may be highly concentrated in a geographic region or country. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the fiscal year ended October 31, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

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Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, or Canadian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

Focused Growth Portfolio. The Portfolio’s investment objective is to seek long-term capital growth. The Portfolio is a non-diversified fund. The Portfolio normally invests in the common stocks of approximately 20 to 35 companies. Under normal circumstances, the Portfolio invests primarily in large company stocks which are companies having market capitalizations that rank among the top 1,000 U.S. companies. The Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may also lend its securities. For the fiscal year ended September 30, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Global Dividend Income Portfolio. The Portfolio’s investment objective is to achieve total return for its shareholders. The Portfolio seeks to invest primarily in common and preferred stocks of U.S. and non-U.S. companies that pay dividends. Under normal circumstances, the Portfolio invests at least 80% of its net assets in dividend-paying common and preferred stocks (the “80% Policy”). The Portfolio may invest 25% or more of its assets in each of the utilities and financial services sectors. The Portfolio’s non-U.S. investments may include companies located in developed and/or emerging market countries. The Portfolio may invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below (“junk bonds”), and may invest in securities in any rating category, including those in default. The Portfolio may invest in real estate investment trusts. The Portfolio may also invest in other pooled investment vehicles and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Global Macro Absolute Return Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The Portfolio’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Portfolio may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the period from the start of business, August 31, 2010 to the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 1.00%.

Global Macro Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. The Portfolio normally invests in multiple countries and may have significant exposure to foreign currencies. The Portfolio’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Portfolio may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Portfolio’s investments may be highly concentrated in a geographic region or country, typically including less-developed countries, characterized as emerging and frontier markets. Normally, not more than 25% of the Portfolio’s assets are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the euro. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.531%.

Government Obligations Portfolio. The Portfolio’s investment objective is to provide a high current return. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities (the "80% Policy"). The Portfolio invests primarily in mortgage-backed securities (“MBS”) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or

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privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. When investing in MBS, the Portfolio currently focuses on so-called “seasoned MBS.” The Portfolio also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”). While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Department of the Treasury. The Portfolio’s shares are not guaranteed by the U.S. Government. The Portfolio may engage in short sales of securities. No more than 25% of its assets will be subject to short sales at any one time. The Portfolio may take short or long positions with regard to certain Markit indices, which are synthetic total return swap indices. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.71%.

High Income Opportunities Portfolio. The Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio seeks growth of capital as a secondary investment objective. The Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Portfolio invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions. The Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below by Moody’s or BBB and below by S&P and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio may invest up to 15% of its total assets in convertible securities. The Portfolio may also purchase securities that make "in-kind" interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Portfolio may invest up to 25% of its total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-U.S. dollar denominated investments. With respect to non-U.S. dollar denominated securities, the Portfolio may hedge currency fluctuations by entering into forward foreign currency exchange contracts. Under normal circumstances, the Portfolio will generally hold well in excess of 100 securities, which may help reduce investment risk. The Portfolio may invest up to 15% of its total assets in equity securities and up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. The Portfolio will utilize short sales and repurchase agreements. It is anticipated that the Portfolio may have net economic leverage of up to 20% through the use of credit default swaps. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.58%.

International Income Portfolio. The Portfolio’s investment objective is total return. The Portfolio seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures in both developed and emerging markets. The Portfolio invests primarily in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereign nations, (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iv) precious metals and commodities-related instruments. The Portfolio normally invests in multiple countries and has significant exposure to foreign currencies and duration. Certain emerging market countries are referred to as frontier market countries. The Portfolio’s investments may be highly concentrated in a geographic region or country. The Portfolio may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Portfolio is a non-diversified fund. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625%.

Investment Grade Income Portfolio. The Portfolio’s investment objective is to seek current income and total return. The Portfolio seeks its investment objectives by investing primarily in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called "seasoned" mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations) and convertible debt securities. The Portfolio may invest significantly in securities issued by various U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in investment grade securities which are rated at least BBB by S&P or Baa by Moody’s or in unrated securities determined by the investment adviser to be of comparable quality (the "80% Policy"). Generally, it is expected that the Portfolio will limit investment in investment grade securities rated BBB by S&P or Baa by Moody’s to not more than 50% of its total assets; however, the Portfolio is not subject to any specific limitation. The Portfolio limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default. The securities held by the Portfolio are expected to have an average effective maturity between five and ten years. The Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The Portfolio may engage in covered short sales and repurchase agreements and may lend its securities. For the fiscal

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year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.45%.

^Investment Portfolio. The Portfolio’s investment objective is to ^seek total return. The Portfolio may invest in a ^broad range of fixed income securities. ^The Portfolio normally invests at least ^90% of its net assets in investment grade securities ^being those rated BBB or ^Baa and higher). ^The ^Portfolio may ^engage in active management ^techniques, securities lending^. ^Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds. The Portfolio is authorized to participate in non-recourse lending programs. The Portfolio intends to limit its cumulative net investment in such program assets to 5% of its total net assets determined at the time of investment. The Portfolio may enter into forward commitments to purchase Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Portfolio may enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, the Portfolio at times may enter into mortgage dollar rolls. The Portfolio may engage in short sales of securities. The Portfolio may also take short or long positions with rgeard to certain Markit indices which are synthetic total return swap indices. The Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

^

Large-Cap Core Research Portfolio. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in stocks of large-cap companies. Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Portfolio generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned will not mirror the S&P 500. The Portfolio may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may also invest in other pooled investment vehicles and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Large-Cap Growth Portfolio. The Portfolio’s investment objective is total return. The Portfolio invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Under normal market conditions, the Portfolio invests at least 80% of its net assets in large-cap companies (the "80% Policy"). The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index. The Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may also lend its securities. The Portfolio may also engage in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Large-Cap Value Portfolio. The Portfolio’s investment objective is to seek total return. Under normal market conditions, the Portfolio invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies (the "80% Policy"). The Portfolio primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks. The Portfolio may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called "junk bonds")). The Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market

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(including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may invest up to 10% of its net assets in real estate investment trusts and may lend its securities. The Portfolio may also engage in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.58%.

Multi-Cap Growth Portfolio. The Portfolio’s investment objective is to achieve capital growth. The Portfolio invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries. As an alternative to investing directly in foreign equity securities, the Portfolio may invest in depositary receipts and similar investments, which are considered foreign securities. The Portfolio may invest up to 10% of its assets in real estate investment trusts ("REITs"). The Portfolio may also invest in other investment vehicles and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended August 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625%.

Multi-Sector Option Strategy Portfolio. The Portfolio’s investment objective is total return. The Portfolio uses an options-based return Enhancement Strategy to pursue its investment objective which serves as an overlay to a portfolio of income securities managed by EVM (Core Strategy). By combining these two strategies, the Portfolio seeks to provide investors with a portfolio that will generate returns with low volatility and low correlation to stock and bond market returns. The Portfolio is a non-diversified fund.

Core Strategy. The Portfolio’s Core Strategy may invest in a broad range of income securities, including (but not limited to) debt securities of all types, preferred stocks, corporate debt securities of U.S. and non-U.S. issuers (including convertible securities and corporate commercial paper, senior and subordinated debt, foreign securities (including sovereign debt), foreign currencies, repurchase agreements and reverse repurchase agreements, commodities-related investments, mortgage- and asset-backed securities, inflation-indexed bonds issued by governments and corporations, structured notes, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks. The Portfolio may engage in derivative transactions, short sales and securities lending. Permitted derivative transactions include the purchase and sale of futures contracts on securities, indices or currencies, options on futures contracts, deliverable and nondeliverable forward currency exchange contracts, exchange-traded and over-the-counter options on securities, indices or currencies, interest rate, inflation, total return and credit default swaps, forward rate agreements, forward commitments, and credit-linked notes and similar structured products. Derivatives entered by the Portfolio may be traded in the U.S. and abroad. Under normal market conditions, the Portfolio’s investment in foreign securities will not exceed 25% of its net assets.

Enhancement Strategy. The Portfolio’s Enhancement Strategy is implemented by the Portfolio’s sub-adviser, Parametric Risk Advisors LLC ("PRA"). PRA seeks to generate incremental return for the Portfolio by writing a series of call and put option spread transactions on the S&P 500 Index, SPDRs and/or another proxy for the S&P 500 Index. PRA generally seeks call spreads and put spreads that are "out of the money". That is, the exercise price of the call options sold generally will be above the current level of the index when written and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when written and the exercise price of the put options bought will be below the exercise price of put options sold. For the period from the start of business, August 24, 2010 to the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.82% (annualized).

Small-Cap Portfolio. The Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio normally invests at least 80% of its net assets in equity securities of small-cap companies (the "80% Policy"). The Portfolio invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The market capitalization range for the S&P SmallCap 600 Index was $45 million to $2,797 million, and the market capitalization range for the Russell 2000 Index was $20 million to $5,595 million as of December 31, 2009. The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2009 was $5,829 million. The Portfolio may also invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may invest up to 10% of its net assets in real estate investment

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trusts. The Portfolio may also invest in larger companies and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.75%.

^SMID-Cap Portfolio. ^ The Portfolio’s investment objective is to seek ^long-term capital growth. The Portfolio invests primarily ^in ^common stocks of companies with small to mid-sized market ^capitalizations (^“small to mid-^cap stocks”). The Portfolio will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Portfolio ^invests at least 80% of its net assets in ^small to ^mid-cap stocks (the “80% ^policy”). The Portfolio ^may also invest ^in ^larger companies. ^ The Portfolio may invest in ^dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including ^depositary receipts which evidence ownership in ^underlying foreign stocks). The Portfolio may also lend its securities. ^ For the fiscal year ended September 30, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio^, was 1.00%.^

^

Special Equities Portfolio. The Portfolio’s investment objective is to provide growth of capital. The Portfolio invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly traded companies in the United States. Many emerging growth companies acquired by the Portfolio have market capitalizations comparable to those of companies included in the S&P SmallCap 600 Index, but the Portfolio may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities (the "80% Policy"). The Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Portfolio may invest in real estate investment trusts and may lend its securities. The Portfolio may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). For the fiscal year ended December 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625%.

Eaton Vance Multi-Strategy Absolute Return Fund

35

Prospectus dated March 1, 2011

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the ^Fund and each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment ^Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Fund’s Investment Company Act No. is 811-04015	DIINCP
3844-3/11	© ^2011 Eaton Vance Management

^

Eaton Vance U.S. Government Money Market Fund
Class A Shares - EHCXX Class B Shares - EBHXX Class C Shares - ECHXX

A diversified money market mutual fund

Prospectus Dated
^March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

		^

Information in this Prospectus
	Page		Page

Fund Summary	2	Investment Objective & Principal Policies and Risks	5
Investment Objective	2	Management and Organization	6
Fees andExpenses of theFund	2	Valuing Shares	6
Principal Investment Strategies	2	Purchasing Shares	7
Principal Risks	3	Sales Charges	8
Performance	3	Redeeming Shares	9
Management	4	Shareholder Account Features	10
Purchaseand Saleof Fund Shares	4	Additional Tax Information	11
Tax Information	4	Financial Highlights	12
Payments to Broker-Dealers and Other Financial Intermediaries	4

This Prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective

The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%(1)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	0.^50%	0.^50%	0.^50%
Distribution and Service (12b-1) Fees	n/a	0.90%	0.90%
Other ^Expenses	0.^20%	0.^20%	0.^20%
Total Annual Fund Operating Expenses	0.^70%	1.^60%	1.^60%

(1) When Class B shares are redeemed, they will be subject to any contingent deferred sales charge ("CDSC") to which such shares were subject prior to being exchanged into the Fund.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$^72	$^224	$^390	$^871	$^72	$^224	$^390	$^871
Class B shares	$^663	$^905	$1,^071	$1,^659	$^163	$^505	$^871	$1,^659
Class C shares	$^263	$^505	$^871	$1,^900	$^163	$^505	$^871	$1,^900

Principal Investment Strategies

The Fund invests substantially all (and in no event less than 80%) of its net assets in high quality, short-term money market instruments that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect to such instruments. The Fund does not limit the amount of its assets which can be invested in one type of instrument. In buying and selling investments for the Fund, the investment adviser seeks to comply with industry-standard regulatory requirements for money market funds regarding credit quality, maturity, diversification and liquidity of the Fund’s investments.

The Fund may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments”, for which segregated accounts are used when required. The Fund may enter into repurchase agreements, which must be fully collateralized at all times. Subject to the policies of Rule 2a-7 under the Investment Company Act of 1940, the Fund does not intend to purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

Consistent with its investment objective, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what its investment adviser believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

Eaton Vance U.S. Government Money Market Fund

2

Prospectus dated ^March 1, 2011

Principal Risks

Money Market Fund Risk. Certain events could reduce the Fund’s income level and/or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty. Fund yield will change as the short-term securities ^held by the Fund mature and the proceeds are reinvested in securities with different interest rates. Because income on short-term debt securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed income funds. If Fund expenses exceed income, Fund shareholders will not receive distributions. The Fund’s investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and ^Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the ^Annual Fund Operating Expenses expressed as a percentage of ^the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by ^Fund shareholders may impact the management of the Fund and its ability to achieve its objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.^

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to ^year. ^The returns in the bar chart are for Class A shares and do not reflect a sales charge^. Past performance ^is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com. ^

During the ten years ended December 31, ^2010, the Fund’s highest quarterly total return was 1.^24% for the quarter ended ^March 31, ^2001, and its lowest quarterly return was 0.00% for the quarter ended December 31, ^2010. The Fund’s annualized current and effective yields for the seven-day period ended ^December 31, ^2010 were 0.00% and 0.00%, respectively. For the seven-day period ended February ^18, ^2011, such yields were 0.00%. The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-262-1122. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

Average Annual Total Return as of December 31, 2010	One Year	Five Years	Ten Years

Class A shares	0.00%	2.31%	1.95%
Class B shares	–5.00%	1.94%	1.95%
Class C shares	–1.00%	2.31%	1.95%

^

These returns reflect the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C. The Class B and Class C performance shown above for the period prior to December 7, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class B shares or Class C shares (but not adjusted for any other differences in the expenses of the classes). If adjusted for other expenses, returns would be different.

Eaton Vance U.S. Government Money Market Fund

3

Prospectus dated ^March 1, 2011

Management

Investment Adviser. Boston Management and Research ("BMR").

Portfolio Managers

^Maria C. ^Cappellano, Vice President of BMR, has co-managed the Fund since 2010.

^Thomas H. ^Luster, ^Vice President of BMR, has co-managed the Fund since 2010.

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000 for Class A shares (waived in certain circumstances). There is no minimum for subsequent investments for Class A shares. Class B and Class C shares only are offered in exchange for Class B and Class C shares, respectively, of other Eaton Vance funds.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, "financial intermediaries"), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Eaton Vance U.S. Government Money Market Fund

4

Prospectus dated ^March 1, 2011

Investment Objective & Principal Policies and Risks

The Fund is permitted to engage in the following investment practices to the extent set forth in "Fund Summary" above.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in "Fund Summary." Set forth below is additional information about such policies and risks of the Fund described in "Fund Summary" above. Information also is included about other types of investments and practices that the Fund may engage in from time to time. While the Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance it will be able to do so.

The Fund offers three classes of shares. Class A shares are offered for direct purchase or in exchange for Class A shares of other Eaton Vance Funds. Class B and Class C shares only are offered in exchange for Class B and Class C shares, respectively, of other Eaton Vance Funds^.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities ("Treasury Securities") include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance. Agency Securities include obligations issued or guaranteed by U.S. Government agencies or ^instrumentalities and government-sponsored enterprises. Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury. To the extent that the Fund invests in securities of ^government-sponsored ^enterprises, the Fund will be subject to the risks unique to such entities. ^Government-sponsored ^enterprises, such as the Federal Home Loan Mortgage Corporation (^"Freddie Mac^"), the Federal National Mortgage Association (^"Fannie Mae^"), the Federal Home Loan Banks (^"FHLBs^"), the Private Export Funding Corporation (^"PEFCO^"), the Federal Deposit Insurance Corporation ("FDIC"), the Federal Farm Credit Banks (^"FFCB^") and the Tennessee Valley Authority (^"TVA^"), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government. The U.S. Government has recently provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other government-sponsored enterprises in the future. Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Repurchase Agreements. A repurchase agreement is the purchase of a security coupled with an agreement to resell it at a specified date and price. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

When-Issued Securities. Some securities may be purchased on a "when-issued" basis. If so, the Fund generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of some securities purchased on a when-issued basis, the Fund will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when-issued securities on the delivery date may be less than their cost, effecting an immediate loss. Thus, the purchase of securities on a when-issued basis may be considered an aggressive investment practice involving some risk. When the Fund commits to purchase a security on a when-issued basis, the Fund will have cash or liquid securities sufficient to cover its commitments. The Fund has no specific limit on the amount of securities which may be purchased on a when-issued basis.

General. Any proposed material change in the Fund’s objective will be submitted to shareholders for approval. Certain other policies may be changed without shareholder approval. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s investment policies include a provision allowing the Fund to invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such companies have investment objectives, policies and restrictions that are consistent with those of the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more such investment companies at any time without shareholder approval.

Eaton Vance U.S. Government Money Market Fund

5

Prospectus dated ^March 1, 2011

Management and Organization

Management. The Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage ^over $185 billion on behalf of mutual funds, institutional clients and individuals.

Under its investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Fund up to $1 billion. On net assets of $1 billion or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.475% annually of average daily net assets of $1 billion but less than $2 billion; 0.450% of average daily net assets of $2 billion but less than $5 billion; 0.425% of average daily net assets of $5 billion but less than $10 billion; and 0.400% of average daily net assets of $10 billion and over. Prior to March 1, 2010, the Fund invested its assets in Cash Management Portfolio (the "Portfolio"), a separate registered open-end investment company advised by BMR that had the same objective and policies as the Fund. The Portfolio paid advisory fees on the same fee schedule as that of the Fund. For the fiscal year ended ^October 31, 2010, the effective annual rate of investment advisory fee ^paid to BMR, based on ^average daily net assets, was 0.^50%.

The Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the investment advisory agreement.

Thomas H. Luster and Maria C. Cappellano act as co-portfolio managers of the Fund (since February 2010). Mr. Luster is a Vice President of Eaton Vance and BMR and has managed other Eaton Vance funds for over five years. Ms. Cappellano is ^a Vice President of Eaton Vance and BMR and has been a member of Eaton Vance’s investment grade income team for over five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Administration. Eaton Vance serves as administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Effective December 4, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date ^were redesignated as Class A shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from the value of Fund holdings. The investments of the Fund are valued at amortized cost according to a Securities and Exchange Commission rule. The Fund normally will not have unrealized gains or losses so long as the Fund values its investments by the amortized cost method. Under certain circumstances, the Fund may be required to value its investments at market value, such as when the value of investments at market prices deviates significantly from their amortized cost.

When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order not later than 4:00 p.m. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

Eaton Vance U.S. Government Money Market Fund

6

Prospectus dated ^March 1, 2011

Purchasing Shares

Class A, Class B and Class C shares of the Fund are offered to shareholders in exchange for their Class A, Class B and Class C shares, respectively, of the Eaton Vance Group of Funds. You may also purchase Class A shares directly through your financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment in Class A shares by wire, you must complete an account application and telephone the Shareholder Services Department at 1-800-262-1122 to be assigned an account number. You may request an account application by calling 1-800-262-1122. The Shareholder Services Department must be advised by telephone of each additional investment by wire. If you purchase shares through a financial intermediary, that intermediary may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Class A Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments in Class A shares may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries), and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Transactions in money market instruments normally require immediate settlement in federal funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after the Fund has received payment for the purchased shares. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.

From time to time, a substantial portion of the Fund may be held by shareholders that have invested in the Fund as part of a short-term investment strategy. Shareholders employing such a strategy may purchase and redeem Fund shares frequently. Frequent trading may cause the Fund to experience high portfolio turnover, which may result in higher Fund transaction costs. While there is no limit on purchases and redemptions by investors, the Fund or the principal underwriter may reject or cancel any purchase order (including an exchange) from an investor or group of investors for any reason.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. Set forth below is a brief description of each class of shares offered by the Fund. Class B and Class C shares are offered only to shareholders in exchange for their Class B and Class C shares, respectively, of the Eaton Vance Group of Funds.

Class A shares are offered at net asset value with no front-end sales charge. Class A shares do not pay distribution or service fees.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within a specified number of years, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over time, as described in the CDSC schedules in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 0.90% annually of average daily net assets. Class B shares automatically convert to Class A shares eight years after purchase. Class B shares are offered only to shareholders in exchange for their Class B shares of the Eaton Vance Group of Funds.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 0.90% annually of average daily net assets. Class C shares are offered only to shareholders in exchange for their Class C shares of the Eaton Vance Group of Funds.

Eaton Vance U.S. Government Money Market Fund

7

Prospectus dated ^March 1, 2011

Payments to Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that financial intermediary. Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to financial intermediaries to the extent permitted by applicable laws and regulations.

Certain financial intermediaries that maintain fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this Prospectus, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Contingent Deferred Sales Charge. Class B and Class C shares are subject to a CDSC on certain redemptions. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the CDSC schedule which such shares were subject to prior to their exchange into the Fund. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC. CDSC schedules applicable to Class B shares of other Eaton Vance Funds are as follows:

.
Year of Redemption After Purchase	CDSC	Year of Redemption After Purchase	CDSC

First or Second	5%	First	3.0%
Third	4%	Second	2.5%
Fourth	3%	Third	2.0%
Fifth	2%	Fourth	1.0%
Sixth	1%	Fifth or following	0%
Seventh or following	0%

Consult the prospectus of the Fund from which you exchanged for the CDSC applicable to your Class B shares.

CDSC Waivers. The CDSC is waived for redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

When shares of another Eaton Vance fund that are subject to a CDSC are exchanged for shares of the Fund as described under “Purchasing Shares” above, the CDSC will continue to apply to the new shares at the original CDSC rate and the new shares will continue to age from the date of the original purchase.

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Financial intermediaries receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.15% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class B and Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such intermediaries for shareholder servicing performed by such financial intermediaries. Although there is no present intention to do so, Class B and Class C could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Eaton Vance U.S. Government Money Market Fund

8

Prospectus dated ^March 1, 2011

^
Redeeming Shares
You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

By Internet

Certain shareholders can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by logging on to the Eaton Vance website at www.eatonvance.com. Proceeds of internet redemptions can be sent only to the account address or to a predesignated bank account. For more information about redeeming shares on the Internet, please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time).

By Check

You may obtain forms to establish checkwriting privileges for Class A shares by calling 1-800-262-1122. Checks may be drawn on your account in any amount of $500 or more. You will be required to complete signature cards and will be subject to certain rules in connection with this privilege. There is no charge for this service.

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in proper form (meaning that it is complete and contains all necessary information) by the Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Eaton Vance U.S. Government Money Market Fund

9

Prospectus dated ^March 1, 2011

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Distributions in cash are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Cash Option •Exchange Option

Distributions in cash are paid in cash.

Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may receive the following:

  Semiannual and annual reports, containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website (www.eatonvance.com) approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each ^month end is posted to the website ^approximately five business days after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter ^end and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds^

Withdrawal Plan. You may redeem shares on a regular periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You generally may exchange your Class A shares for Class A shares of another Eaton Vance fund. These exchanges are made at the public offering price (which generally includes the sales charge applicable to Class A shares), unless your Class A shares were acquired as the result of an exchange from Class A of another Eaton Vance fund. In such case, the exchange generally will be made at net asset value. You may exchange your Class B and Class C shares for Class B and Class C shares, respectively, of another Eaton Vance fund. These exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Eaton Vance U.S. Government Money Market Fund

10

Prospectus dated ^March 1, 2011

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. While there is no limit on purchases and redemptions of the Fund, this privilege may not be used for “market timing” in other Eaton Vance funds. As described under "Purchasing Shares", purchase orders (including exchanges) may be rejected or cancelled for any reason.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

^

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying number. You also may be asked to produce a copy of your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed at the net asset value next determined. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. The Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

The Fund declares dividends daily and pays distributions each month. Long-term capital gains, if any, will be distributed at least annually. Monthly distributions from the Fund of any investment income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains.

Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Distributions from the Fund are expected to consist primarily of ordinary income. Distributions will be taxed as described herein whether they are paid in cash or reinvested in additional shares.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

Eaton Vance U.S. Government Money Market Fund

11

Prospectus dated ^March 1, 2011

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except that information for the year ended December 31, 2006 and all the prior periods presented was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	U.S. Government Money Market Fund

						Period Ended
	Year Ended October 31,					October 31,	Year Ended December 31,

	2010			2009	2008	2007(2)	2006	2005

	Class A(1)	Class B(15)	Class C(15)	Class A(1)		Class A(1)	Class A(1)

Net asset value - Beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$1.000
Income (Loss) From
Operations

Net investment income(3)	$0.000(4)	$ 0.000(4)	$ 0.000(4)	$ 0.002	$ 0.030	$ 0.040	$ 0.043	$0.024
Less Distributions
From net investment income	$ (0.000)(4)	$ (0.000)(4)	$ (0.000)(4)	$ (0.002)	$ (0.030)	$ (0.040)	$ (0.043)	$ (0.024)
Tax return of capital	—	—	—	$ (0.000)(4)	—	—	—	—
Total distributions	$ (0.000)	$ (0.000)	$ (0.000)	$ (0.002)	$ (0.030)	$ (0.040)	$ (0.043)	$ (0.024)
Net asset value - End of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$1.000
Total Return	0.00%(5)(8)	0.00%(6)(7)(8)	0.00%(6)(7)(8)	0.17%(5)	3.02%(5)	4.04%(5)(7)	4.40%(5)(9)	2.48%(5)(9)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$117,409	$35,280	$10,330	$178,584	$342,517	$174,122	$119,983	$94,969
Ratios (as a percentage of average daily
net assets):
Expenses(10)(11)	0.20%(12)	0.20%(13)(14)	0.20%(13)(14)	0.58%(12)	0.58%	0.62%(14)	0.75%	0.80%
Net investment income	0.00%(8)	0.00%(8)(14)	0.00%(8)(14)	0.23%	2.90%	4.82%(14)	4.32%	2.46%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.
(2)	For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions ^reinvested and do not reflect the effect of sales charges.
(7)	Not annualized.
(8)	Amount is less than 0.005%.
(9)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and 2005.
(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly into the Portfolio.
(11)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(12)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.50% and 0.18% of average daily net assets for the years ended October 31, 2010 and 2009, respectively). Absent this waiver and reimbursement total return would have been lower.
(13)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and ^service fees (equal to ^1.^40% of average daily net assets for the ^period ended October 31, ^2010). Absent this waiver, total return would have been lower.
(14)	Annualized.
(15)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

Eaton Vance U.S. Government Money Market Fund

12

Prospectus dated ^March 1, 2011

More Information

About the Fund: More information is available in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. ^You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122
website: www.eatonvance.com

You will find and may copy information about the Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s ^website (^www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, ^BNY Mellon Investment ^Servicing (US) Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
P.O. Box 9653	101 Sabin Street	8 a.m. - 6 p.m. ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Fund’s Investment Company Act No. is 811-04015.	CMFP
^4213-3/11	© ^2011 Eaton Vance Management

STATEMENT OF
ADDITIONAL INFORMATION
^March 1, 2011

Eaton Vance Global Dividend Income Fund
Class A Shares - EDIAX Class C Shares - EDICX Class I Shares - EDIIX Class R Shares - EDIRX
Eaton Vance International Equity Fund
Class A Shares - EAIEX Class C Shares - ECIEX Class I Shares - EIIEX
^Eaton Vance ^Parametric Structured Emerging Markets Fund
^
Class A Shares - EAEMX Class C Shares - ECEMX Class I Shares - EIEMX
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their underlying Portfolios, if applicable. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	28
Investment Restrictions		^11	Sales Charges	^30
Management and Organization		12	Performance	32
Investment Advisory and Administrative Services		21	Taxes	34
Other Service Providers		27	Portfolio Securities Transactions	^39
Calculation of Net Asset Value		^28	Financial Statements	^41

Appendix A:	Class A Fees, Performance and Ownership	^42	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	^51
Appendix B:	Class C Fees, Performance and Ownership	^45	Appendix F: Adviser Proxy Voting Policies and Procedures	^53
Appendix C:	Class I Performance and Ownership	47	Appendix G: Eagle Global Advisors, L.L.C. Voting Procedures	^58
Appendix D:	Class R Fees, Performance and Ownership	^49	Appendix H: Parametric Portfolio Associates Proxy Voting Policy and Procedures	^63

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include: common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Master Limited Partnerships ("MLPs"). MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid. Depositary receipts are considered foreign securities for purposes of International Equity Portfolio’s 80% policy. For purposes of Parametric Structured Emerging Markets Fund’s 80% policy, depositary receipts are considered equity securities of companies located in emerging market countries if the issuer of the depositary receipt is domiciled in or derives more than 50% of its revenues or profits from emerging market countries

Emerging Markets Investments. A high proportion of the shares of many issuers in emerging market countries (the “Region”) may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund or Portfolio in particular securities. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The limited liquidity of securities markets in the Region may also affect the ability of a Fund or Portfolio to acquire or dispose of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Eaton Vance Equity Funds

2

SAI dated ^March 1, 2011

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Governmental action can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of income, gains or initial capital from these countries can occur.

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because the markets are particularly sensitive to social, economic and current events.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be used to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of forward or futures contracts; option on futures contracts; exchange-traded and over-the counter options; covered short sales; equity collars and equity swap agreements. A Fund or Portfolio may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A Portfolio or Parametric Structured Emerging Markets Fund incurs costs in opening and closing derivatives positions.

A Fund or Portfolio may use derivative instruments and trading strategies, including the following:

Options on Securities Indices and Currencies. A Fund or Portfolio may engage in transactions in exchange traded and over-the-counter (“OTC”) options. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The Staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Call Options. A purchased call option gives a Portfolio or Parametric Structured Emerging Markets Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. A Fund or Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A Fund or Portfolio also is authorized to write (i.e., sell) call options and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio or Parametric Structured Emerging Markets Fund, in return for a premium, gives another party a right to buy specified securities owned by the Portfolio or Parametric Structured Emerging Markets Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio or Parametric Structured Emerging Markets Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a ^Portfolio’s or Parametric Structured Emerging Markets Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Portfolio or Parametric Structured Emerging Markets Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio’s or Parametric Structured Emerging Markets Fund’s ^position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining. While the Fund or Portfolio

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generally will write only covered call options, the Portfolio or Parametric Structured Emerging Markets Fund may sell a stock underlying a call option prior to entering into a closing purchase transaction on up to 5% of a Portfolio’s or Parametric Structured Emerging Markets Fund’s ^net assets, provided that such sale will not occur more than three days prior to the option buy back. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge.

Put Options. A Fund or Portfolio is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to ^seek return. By buying a put option, a Portfolio or Parametric Structured Emerging Markets Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the ^Portfolio’s or Parametric Structured Emerging Markets Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio’s or Parametric Structured Emerging Markets Fund’s ^position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Fund or Portfolio also may purchase uncovered put options.

A Fund or Portfolio also has authority to write (i.e., sell) put options. A Portfolio or Parametric Structured Emerging Markets Fund will receive a premium for writing a put option, which increases the ^Portfolio’s or Parametric Structured Emerging Markets Fund’s return. A Portfolio or Parametric Structured Emerging Markets Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

Futures. A Fund or Portfolio may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio or Parametric Structured Emerging Markets Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio or Parametric Structured Emerging Markets Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a ^Portfolio’s or Parametric Structured Emerging Markets Fund’s's risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio or Parametric Structured Emerging Markets Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Portfolio or Parametric Structured Emerging Markets Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio or Parametric Structured Emerging Markets Fund was attempting to identify specific securities in which to invest in a market the Portfolio or Parametric Structured Emerging Markets Fund believes to be attractive. In the event that such securities decline in value or a Portfolio or Parametric Structured Emerging Markets Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio or Parametric Structured Emerging Markets Fund may realize a loss relating to the futures position.

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A Fund or Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio or Parametric Structured Emerging Markets Fund entered into futures transactions. A Fund or Portfolio may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Fund or Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio or Parametric Structured Emerging Markets Fund intends to purchase.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or Parametric Structured Emerging Markets Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each Fund or Portfolio has claimed an exclusion from the definition of the term Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO.

Foreign Currency Transactions. A Fund or Portfolio may engage in spot transactions and forward foreign currency exchange contractsand currency swaps purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, to seek to enhance returns Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Portfolio or Parametric Structured Emerging Markets Fund, sold by a Portfolio or Parametric Structured Emerging Markets Fund but not yet delivered, or committed or anticipated to be purchased by a Portfolio or Parametric Structured Emerging Markets Fund.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund or Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, to seek to enhance returns.

Proxy hedging is often used when the currency to which a Portfolio or Parametric Structured Emerging Markets Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a ^Portfolio’s or Parametric Structured Emerging Markets Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio or Parametric Structured Emerging Markets Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio or Parametric Structured Emerging Markets Fund is engaged in proxy hedging. A Fund or Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio or Parametric Structured Emerging Markets Fund has or in which the Portfolio or Parametric Structured Emerging Markets Fund expects to have portfolio exposure.

Some of the forward foreign currency contracts entered into by a Portfolio or Parametric Structured Emerging Markets Fund ^may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time ^of settlement ^is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. A Portfolio or Parametric Structured Emerging Markets Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

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Currency Options. A Portfolio or Parametric Structured Emerging Markets Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Portfolio or Parametric Structured Emerging Markets Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. Although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that a ^Portfolio’s or Parametric Structured Emerging Markets Fund’s hedging strategies will be ineffective. To the extent that a Portfolio or Parametric Structured Emerging Markets Fund hedges against anticipated currency movements that do not occur, the Portfolio or Parametric Structured Emerging Markets Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio or Parametric Structured Emerging Markets Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

Whether a ^Portfolio’s or Parametric Structured Emerging Markets Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio or Parametric Structured Emerging Markets Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio or Parametric Structured Emerging Markets Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a Portfolio or Parametric Structured Emerging Markets Fund will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements are also subject to the risk that a Portfolio or Parametric Structured Emerging Markets Fund will not be able to meet its obligations to the counterparty. A Portfolio or Parametric Structured Emerging Markets Fund, however, will segregate liquid assets equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost a Portfolio or Parametric Structured Emerging Markets Fund initially to make an equivalent direct investment, plus or minus any amount a Portfolio or Parametric Structured Emerging Markets Fund is obligated to pay or is to receive under the swap agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s or Parametric Structured Emerging Markets Fund’s ^ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Asset Coverage. To the extent required by SEC guidelines, each Fund and Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Securities Lending. ^As described in the Prospectus, a a^ Fund or Portfolio may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio or Parametric Structured Emerging Markets Fund may receive loan fees in connection with loans of securities for which there is special demand.

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Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio or Parametric Structured Emerging Markets Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or Parametric Structured Emerging Markets Fund or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio or Parametric Structured Emerging Markets Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio or Parametric Structured Emerging Markets Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Portfolio or Parametric Structured Emerging Markets Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio or Parametric Structured Emerging Markets Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Portfolio or Parametric Structured Emerging Markets Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Fund or Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio or Parametric Structured Emerging Markets Fund.

Equity Index Swaps. Parametric Structured Emerging Markets Fund will enter into equity index swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, the Fund will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity index swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by the Fund’s custodian. The Fund will not enter into any equity index swap unless the credit quality of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swap markets, including potential government regulation, could adversely affect a Fund’s or Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Equity-Linked Securities. Parametric Structured Emerging Markets Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). These securities are used for many of the same purposes as

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derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Repurchase Agreements. ^Parametric Structured Emerging Markets Funds may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Parametric Structured Emerging Markets Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When Parametric Structured Emerging Market Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.”

Unlisted Securities. Parametric Structured Emerging Markets Fund may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Real Estate Investment Trusts. Global Dividend Income Portfolio ^may invest in real estate investment trusts (“REITs”), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Other Investment Companies. Each Fund or Portfolio reserve the right to invest up to 10% of their total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser that have the characteristics of closed-end investment companies and which may invest in foreign markets. The Fund and Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fees paid by the Fund and Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets. Accordingly, such securities can trade at a discount from their net asset values. Please refer to "Cash Equivalents" for additional information about investment in other investment companies. The 10% limitation does not apply to the Fund or Portfolio’s investment in money market funds. If the Fund or Portfolio invests in an affiliated money market fund, the management fee paid on such investment will be credited against the Fund’s or Portfolio’s management fee.

Exchange-Traded Funds. Each Fund or Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or

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international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio or Parametric Structured Emerging Markets Fund. Moreover, the Portfolio or Parametric Structured Emerging Markets Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each Portfolio or Parametric Structured Emerging Markets Fund invests in ETFs, the Portfolio or Parametric Structured Emerging Markets Fund must bear these expenses in addition to the expenses of its own operation.

^

When-Issued Securities, Delayed Delivery and Forward Commitments. Securities may be purchased by Parametric Structured Emerging Markets Fund on a “forward commitment”, “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment, when-issued or delayed delivery transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment, when-issued or delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment, when-issued or delayed delivery transactions are not entered into for the purpose of investment leverage.

Fixed-Income Securities. Global Dividend Income Portfolio may purchase fixed-income securities. Fixed-income securities include convertible bonds and convertible stocks and corporate debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, Global Dividend Income Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, Global Dividend Income Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Short Sales. Each Fund or Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). Each Fund or Portfolio may sell short securities representing an index or basket of securities whose constituents the Fund or Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund or Portfolio.

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The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. A Fund or Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock. The Parametric Structured Emerging Markets Fund will not make short sales or maintain a short position if doing so would create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Parametric Structured Emerging Markets Fund’s total assets.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Fund or Portfolio. Such losses may be substantial.

^

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio or Parametric Structured Emerging Markets Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio or Parametric Structured Emerging Markets Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Fund and Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an affiliated money market fund which invests in such short-term securities. Normally not more than 10% of Parametric Structured Emerging Markets Fund’s assets will be invested for cash management purposes.

Portfolio Turnover. International Equity ^Portfolio and Parametric Structured Emerging Markets Funds anticipate that under normal market conditions, annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Global Dividend Income Portfolio may exceed 100%. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended October 31, ^2010, the portfolio turnover rate of Global Dividend Income Portfolio, International Equity ^Portfolio and Parametric Structured Emerging Markets Fund was ^156%, ^47% and ^8%, respectively^. Historical turnover rate(s) are included in the Financial Highlights table(s) in the prospectus.

Diversified Status. Each Fund and Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or granted by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

^Portfolio Investing. A Fund ^that invests in a "master-feeder" or ^"fund-of-funds" structure may ^discontinue use of ^that structure without shareholder approval at any time if the Board of Trustees of the ^Trust determines that it is in the best interest of the Fund and its shareholders to do so. ^In ^such event, ^the Board ^would consider what action might be taken,

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SAI dated ^March 1, 2011

including investing ^Fund assets ^in another pooled investment entity or retaining an investment adviser to manage ^Fund assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected ^if its ^investment structure is changed or ^if another Portfolio investor ^withdraws all or a portion of its Portfolio assets.

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities (or evidences of interest in the case of Global Dividend ^Income Fund only) therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (including interests in real estate limited partnerships for Parametric Structured Emerging Markets Fund only) (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and, for all Funds except Parametric Structured Emerging Markets Fund, (d) lending cash consistent with applicable law; or
(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

In ^addition, ^Global Dividend Income Fund may not^: ^

(^7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In addition, ^Parametric Structured Emerging Markets Fund may not:

(^8)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund^’s objective, up to
(but less than) 25% of the value of its assets may be invested in securities of companies in any one ^industry
(although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

^

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.

Notwithstanding its investment policies and restrictions, each Fund may in compliance with the requirements of the 1940 Act invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

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12

SAI dated ^March 1, 2011

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by its corresponding Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

In addition, to the extent a registered open-end investment company acquires securities of a Portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such Portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

^

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or a Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.^

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SAI dated ^March 1, 2011

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation (s) During Past Five Years	Overseen By	Other Directorships Held
Name a nd ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee (1)	During Last Five Years

Interested Trustee

THOMAS E. FAUST JR.	Trustee^	^Since 2007^	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^175 registered investment companies and ^1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Of the Trust	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963		since 2005	Finance Unit Head, Harvard University Graduate School of Business
		^and of each	Administration.
Portfolio since
2006

ALLEN R. FREEDMAN	Trustee	^Since 2007^	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Of the Trust	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947		since 2003	firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
		^and of each	Finance Corp. (specialty finance company) ^(2006-2010). Formerly,
		Portfolio since	President and Chief Executive Officer, Prizm Capital Management, LLC
		2006	(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Of the Trust	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940		since 2003	Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
		^and of each	Policy), U.S. Department of the Treasury (1983-1985). Formerly,
		Portfolio since	Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
		2006	1990).

HELEN FRAME PETERS	Trustee	^Since 2008^	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Of the Trust	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957		since 1998	and Professor of Law (2001-2006), University of California at Los
		^and of each	Angeles School of Law. Professor Stout teaches classes in corporate
		Portfolio since	law and securities regulation and is the author of numerous
		2006	academic and professional papers on these areas.

Eaton Vance Equity Funds

14

SAI dated ^March 1, 2011

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation (s) During Past Five Years	Overseen By	Other Directorships Held
Name a nd ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee (1)	During Last Five Years

RALPH F. VERNI	Chairman of	Chairman	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	since 2007,	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	Trustee of the	(1982-1992), New England Life. Formerly, Chairperson, New England
		Trust since	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		2005, ^and	Officer, State Street Management & Research (1992-2000). Formerly,
		Trustee of	Chairperson, State Street Research Mutual Funds (1992-2000).
		each Portfolio	Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
		since 2006	Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	^President of the Trust and	^President of the Trust since	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957	International Equity Portfolio	2011 and of International	Vance and BMR. Officer of ^88 registered investment companies managed by Eaton Vance or BMR.
	and Vice President of Global	Equity Portfolio since 2006
	Dividend Income Portfolio	and Vice President of Global
Dividend Income Portfolio
since 2011*

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

EDWARD R. ALLEN, III	Vice President of	Since 2006	Senior Partner of Eagle Global Advisors, L.L.C. ("Eagle"). Officer of ^2 registered investment
19^60^	International Equity Portfolio		companies managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1970

MARIA C. CAPPELLANO	Vice President of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^			managed by Eaton Vance or BMR.
1963

JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust^	Since 2007^	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

THOMAS N. HUNT, III	Vice President of	Since 2006	Senior Partner of Eagle. Officer of 2 ^registered investment companies managed by Eaton
^1964	International Equity Portfolio		Vance or BMR.

Eaton Vance Equity Funds

15

SAI dated ^March 1, 2011

Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Of the Trust since 2005 ^and of	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^	^and Global Dividend Income	Global Dividend Income	by Eaton Vance or BMR.
1960	Portfolio	Portfolio since 2006
^
THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^			by Eaton Vance or BMR.
1962

JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^ ^^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President of the Trust	Vice President of the Trust	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^	and President of Global	since 2003 and President of	managed by Eaton Vance or BMR.
1954	Dividend Income Portfolio	the Global Dividend Income
Portfolio since 2011*

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1961

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962^			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951^			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
^			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
1980			(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.

DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^19^59^			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^69 registered investment companies
^			managed by Eaton Vance or BMR.
1975

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957		each Portfolio since 2008	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

Eaton Vance Equity Funds

16

SAI dated ^March 1, 2011

Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^			managed by Eaton Vance or BMR.
1953

* Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001 and as President of Global Dividend Income Portfolio since 2006 and Ms. Saryan served as Vice President of Global Dividend Income Portfolio since 2006.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into

Eaton Vance Equity Funds

17

SAI dated ^March 1, 2011

account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

       Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California

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SAI dated ^March 1, 2011

at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^October 31, 2010, the Contract Review Committee convened eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal

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SAI dated ^March 1, 2011

compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by

Fund Name	Benjamin C. Esty(2)	Thomas E. Faust Jr.(1)	Allen R. Freedman(2)	William H. Park(2)	Ronald A. Pearlman(2)	Helen Frame Peters(2)	Lynn A. Stout(2)	Ralph F. Verni(2)

Global Dividend Income
Fund	None	None	None	None	None	None	None	None

International
Equity Fund	None	None	^None	None	None	None	None	None

Parametric Structured
Emerging Markets Fund	None	$10,001 - $50,000	over $100,000	over $100,000(3)	^$10,001 - $50,000	None	None	None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000^

(1)	Interested Trustee.
(2)	Noninterested Trustee
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of ^Parametric Structured Emerging Markets Fund and the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^Parametric Structured Emerging Markets Fund and the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of Parametric Structured Emerging Markets Fund and the Portfolios, and will not obligate ^Parametric Structured Emerging Markets Fund and the Portfolios to retain the services of any Trustee or obligate ^Parametric Structured Emerging Markets Fund and the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has ^a retirement plan for Trustees.

^

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SAI dated ^March 1, 2011

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1)^:

^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Frame Peters	Stout	Verni
Trust(2)	^$10,175	^$9,290	^$10,175	^$10,175	^$9,290	^$10,175	^$14,377
Global Dividend Income Portfolio	^ 1,814	^ 1,656	^ 1,814	^ 1,814	^ 1,656	^ 1,814	^ 2,563
International Equity Portfolio	^ 197	^ 179	^ 197	^ 197	^ 179	^ 197(3)	^ 278(4)
Trust and Fund Complex(1)	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(5)	^$325,000

(1)	As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $9,290 from the Trust, $1,656 from Global Dividend Income Portfolio and $179 from International Equity Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of 30 Funds as of ^October 31, 2010.
(3)	Includes deferred compensation as follows: Global Dividend Income Portfolio — $^389 and International Equity Portfolio — $^42.
(4)	Includes deferred compensation as follows: Global Dividend Income Portfolio — $1,^404 and International Equity Portfolio — $^152.
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company^. On June 11, 2010, Dividend Income Fund changed its name to "Eaton Vance Global Dividend Income Fund" and on November 1, 2010, Structured Emerging Markets Fund changed its name to "Eaton Vance Parametric Structured Emerging Markets Fund". The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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SAI dated ^March 1, 2011

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date, each Portfolio was organized as a New York trust on February 13, 2006. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser or sub-adviser and adopted the proxy voting policies and procedures of the investment adviser or sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser and investment sub-adviser Policies, see Appendix E and Appendix F and Appendix G and Appendix H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Fund or Portfolio and provides related office facilities and personnel subject to the supervision of the Trust and Portfolio’s Board of Trustees. The investment adviser (or, in the case of International Equity Portfolio and Parametric Structured Emerging Markets Fund, with respect to certain matters, a sub-adviser) furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund or Portfolio and what portion, if any, of the Fund or Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust and Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Fund and Portfolio is computed as follows:^

Global Dividend Income Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%
Parametric Structured Emerging Markets Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

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SAI dated ^March 1, 2011

Pursuant to Investment Sub-Advisory Agreements between BMR or EVM and each sub-adviser, BMR or EVM pays the following compensation to Eagle and Parametric for providing sub-advisory services to International Equity Portfolio and Parametric Structured Emerging Markets Fund, respectively:

International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.50000%
$500 million but less than $1 billion	0.46875%
$1 billion but less than $2.5 billion	0.43750%
$2.5 billion but less than $5 billion	0.40625%
$5 billion and over	0.37500%
Parametric Structured Emerging Markets Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.500%
$500 million but less than $1 billion	0.470%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.440%
$5 billion and over	0.430%

The following table sets forth the net assets of the foregoing entities at October 31, ^2010, the advisory fees for the three fiscal years ended October 31, ^2010, the reduction for the allocable portion from Cash Management Portfolio for fiscal year ended October 31, ^2010 and the investment advisory fee paid or accrued directly.^

Reduction for
Allocable Portion from
					Cash Management	Advisory Fee Paid or
					Portfolio	Accrued Directly by the
		Advisory Fee for Fiscal Years Ended			Advisory Fee	Fund/ Portfolio

Fund/Portfolio	Net Assets at ^10/31/10	^10/31/10	10/31/09	10/31/08	^10/31/10	^10/31/10

Global Dividend Income Portfolio	^$434,753,583	^$2,768,100	$2,240,814	$2,180,994	^$4,272	^$2,763,828

International Equity Portfolio(1)	^ 32,922,340	^ 332,458(2)	268,524(2)	340,261(2)	^620	^ 331,838

Parametric Structured Emerging Markets Fund(3)	^$1,913,636,325	^$10,601,526	$4,772,724	$3,648,254	^$ 0	^$10,601,526

(1) BMR paid Eagle sub-advisory fees of $92,965, $59,689 (of which $816 was voluntarily waived^) and $170,130^, respectively, for the fiscal years ended October 31, ^2010, ^2009 and ^2008.

^(2) For the fiscal year ended October 31, ^2009 BMR voluntarily waived Advisory Fees of $^816. In addition, for the fiscal years ended October 31, ^2010, ^2009 and ^2008, Eaton Vance was allocated $^5,^853, $^6,^848 and $^3,^291, respectively, of the ^Portfolio’s operating expenses.

(^3) Eaton Vance paid Parametric sub-advisory fees of $6,230,572, $2,755,^958 and $1,655,^948, respectively, for the fiscal years ended October 31, ^2010, ^2009 and ^2008. In addition, Eaton Vance was allocated $^0, $^101,^012 and $^870,^941, respectively, for the fiscal years ended October 31, ^2010, ^2009 and ^2008, of the Fund's operating expenses.

Each Investment ^Advisory Agreement and ^Investment Sub-Advisory Agreement with ^the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of ^the Trust or a Portfolio, as the case may be cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of ^the Trust or a Portfolio, as the case may be or ^by vote of a majority of the outstanding voting securities of the ^Parametric Structured Emerging Markets Fund or a Portfolio, as the case may be,. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of ^the ^Parametric Structured Emerging Markets Fund or a Portfolio, as the case may be, and each Agreement will terminate automatically in the event of its assignment^. ^ Each Agreement provides that the investment adviser or sub-adviser may render services to others. ^Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence ^or ^reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Eaton Vance Equity Funds

24

SAI dated ^March 1, 2011

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Eagle. Eagle is a Texas limited liability company that has been an investment adviser registered with the SEC since it was founded in 1996. Eagle provides advisory services to institutional clients and high net worth individuals. As of December 31, ^2010, Eagle’s assets under management totaled approximately $^4.^4 billion.

Information About Parametric. Parametric is a Seattle, Washington based investment manager providing investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. At ^June 30, ^2010, Parametric’s assets under management totaled approximately $^32 billion. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Parametric Structured Emerging Markets Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio. The following tables show, as of Parametric Structured Emerging Markets Fund’s and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of

Eaton Vance Equity Funds

25

SAI dated ^March 1, 2011

accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Edward R. Allen, III
Registered Investment Companies	4	$^275.8	0	$ 0
Other Pooled Investment Vehicles	^2	$ ^44.7	0	$ 0
Other Accounts	^833(1)	$1,^382.3	0	$ 0
Charles B. Gaffney
Registered Investment Companies	2	$1,^520.2	0	$ 0
Other Pooled Investment Vehicles	1	$^11.92	0	$ 0
Other Accounts	^2	$ ^1.5	0	$ 0
Thomas N. Hunt, III
Registered Investment Companies	4	$^275.8	0	$ 0
Other Pooled Investment Vehicles	^2	$ ^44.7	0	$ 0
Other Accounts	^833(1)	$1,^382.3	0	$ 0
Aamer Khan
Registered Investment Companies	5	^4,425.0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Judith A. Saryan
Registered Investment Companies	6	$5,^743.7	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Thomas Seto
Registered Investment Companies	13	$^9,204.0	0	$ 0
Other Pooled Investment Vehicles	1	$^150.5	^0	$ ^0
Other Accounts	^1,993(1)	$^22,437.7	^2	$^976.5
David M. Stein
Registered Investment Companies	13	$^9,204.0	0	$ 0
Other Pooled Investment Vehicles	1	$^150.5	^0	$ ^0
Other Accounts	^1,993(1)	$^22,437.7	^2	$^976.5

(1)	For "Other Accounts" that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio ^manager(s) as of the Fund’s most recent fiscal year ended October 31, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Global Dividend Income Fund
Aamer Khan	None	^$500,001 - $1,000,000
Judith A. Saryan	$1 - $10,000	over $1,000,000
International Equity Fund
Edward R. Allen, III	^None	^over $1,000,000
Thomas N. Hunt, III	None	^$10,001 - $50,000
Parametric Structured Emerging Markets Fund
Thomas Seto	None	^$100,001 - $500,000
David M. Stein	^None	$100,001 – $500,000

It is possible that conflicts of interest may arise in connection with ^a portfolio ^manager’s management of a Fund’s or a Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager ^is responsible on the other. For example, a portfolio manager ^may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or the Fund ^and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Portfolio or a Fund ^and the other accounts, a portfolio manager ^may take action with respect to another account that differs from the action taken with respect to the ^Portfolio or ^the Fund. In some cases, another account managed by a portfolio manager ^may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager ^in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager ^will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Eagle. Both of the Eagle portfolio managers are founding partners of Eagle. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on ownership. Investment professionals that are not partners receive a salary and an annual performance bonus. Compensation of Eagle investment professionals is reviewed primarily on an annual basis. Profit participations and bonuses are typically paid and adjustments in base salary are typically put into effect, at or shortly before January 1st each year.

Method to Determine Compensation. Eagle compensates its investment professionals based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate investment professionals commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in the employees’ salaries.

Salaries and profit participations are also influenced by the operating performance of Eagle. While the salaries of Eagle’s partners ^and investment professionals are comparatively fixed, profit participations may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Compensation Structure for Parametric. Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a ^cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common ^stock, restricted shares of EVC’s nonvoting common ^stock and, for certain individuals, grants of profit participation interests in Parametric. Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation ^of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after calendar year-end.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company. Cash bonuses are determined based on a target percentage of Parametric profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.15% of average daily net assets (except for International Equity Fund, which pays no fee) for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Eaton Vance Equity Funds

28

SAI dated ^March 1, 2011

The following table sets forth the net assets of Global Dividend Income ^Fund and Parametric Structured Emerging Markets Fund at October 31, ^2010 and the administration fees paid or accrued during the three fiscal years ended ^October 31, 2010. ^

			Administration Fee Paid for Fiscal Years Ended
	Fund	Net Assets at ^10/31/10	^10/31/10	10/31/09	10/31/08
	Global Dividend Income Fund	^$414,346,389	^$608,972	$494,413	$465,330
	Parametric Structured Emerging Markets Fund	^$1,913,636,325	^$1,955,154	$854,671	$643,810
^

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds.^ Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:^

Global Dividend Income	International Equity	Parametric Structured Emerging Markets
^$19,216	^$990	^$11,118

Expenses. Each Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in ^each Portfolio, has custody of ^each Portfolio’s assets, maintains the general ledger of ^each Portfolio and each Fund and computes the daily net asset value of interests in ^each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and ^each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or ^each Portfolio and such banks.

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of ^each Portfolio and Parametric Structured Emerging Markets Fund is ^computed by State Street ^(as ^agent and ^custodian for ^each Portfolio and Parametric Structured Emerging Markets Fund) by subtracting the liabilities of the ^Fund and Portfolio from the value of its total assets. ^Each Fund and Portfolio will be closed for business and will not price ^their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Fund and Portfolio have established the following procedures for the fair valuation of ^each Fund’s and Portfolio’s assets under normal market conditions. ^Equity securities listed on ^U.S. securities ^exchanges generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued ^at the ^mean ^between the ^bid and asked prices ^at Portfolio Valuation Time, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio or Parametric Structured Emerging Markets Fund and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Fund or Portfolio may rely on an independent fair valuation service. Investments held by the Portfolio or Parametric Structured Emerging Markets Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio or Parametric Structured Emerging Markets Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Eaton Vance Equity Funds

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SAI dated ^March 1, 2011

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities (withdrawn from a Portfolio, if applicable). The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

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31

SAI dated ^March 1, 2011

Redemption Fees. Prior to January 1, 2011, Class A and Class I shares of International Equity Fund and Parametric Structured Emerging Markets Fund ^were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^October 31, 2010, International Equity Fund and Parametric Structured Emerging Markets Fund received redemption fees equal to ^$5,303 and $178,057, respectively.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers

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and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

^

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class C Plan“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class C shares. On each sale of shares (excluding reinvestment of distributions) the Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding

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amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares and for other distribution expenses (such as personnel, overhead, travel, printing and postage) and interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Class C Plan also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for Global Dividend Income Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. Because payments to the principal underwriter under the Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on August 8, 2005 for Global Dividend Income Fund; February 12, 2006 for International Equity Fund; and March 27, 2006 for Parametric Structured Emerging Markets Fund. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

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Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price per share (including the maximum of any initial sales charge) on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

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  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund or Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because the Global Dividend Income ^Fund and International Equity ^Fund invest their assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

For the taxable years beginning on or before December 31, ^2012, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital ^gain (currently at a maximum rate of 15%). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund or Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding

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period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss. Because the Parametric Structured Emerging Markets Fund invests in securities of companies located in emerging market countries, it is not expected that a significant portion of the Fund’s distributions will be derived from qualified dividend inco

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, currently at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Global Dividend Income and International Equity Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Funds nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

^

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

^Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from a Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in a Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by a Portfolio or Parametric Structured Emerging Markets Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Portfolio or Parametric Structured Emerging Markets Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as ^UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Portfolio or Parametric Structured Emerging Markets Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

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A Fund or Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund or Portfolio, defer Fund or Portfolio losses, cause adjustments in the holding periods of Fund or Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Fund or Portfolio’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Portfolio or Parametric Structured Emerging Markets Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Portfolio or Parametric Structured Emerging Markets Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Portfolio or Parametric Structured Emerging Markets Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Portfolio or Parametric Structured Emerging Markets Fund.

As a result of entering into swap contracts, a Portfolio or Parametric Structured Emerging Markets Fund may make or receive periodic net payments. A Portfolio or Parametric Structured Emerging Markets Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio or Parametric Structured Emerging Markets Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio or Parametric Structured Emerging Markets Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, a Portfolio or Parametric Structured Emerging Markets Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when a Portfolio or Parametric Structured Emerging Markets Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio or Parametric Structured Emerging Markets Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio or Parametric Structured Emerging Markets Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio or Parametric Structured Emerging Markets Fund for more than one year. In general, a Portfolio or Parametric Structured Emerging Markets Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

^

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio or Parametric Structured Emerging Markets Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio or Parametric Structured Emerging Markets Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio or Parametric Structured Emerging Markets Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

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If a Portfolio or Parametric Structured Emerging Markets Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio or Parametric Structured Emerging Markets Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio or Parametric Structured Emerging Markets Fund were to make a mark-to-market election with respect to a PFIC, the Portfolio or Parametric Structured Emerging Markets Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio or Parametric Structured Emerging Markets Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A Portfolio or Parametric Structured Emerging Markets Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

The Global Dividend Income Portfolio ^may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Global Dividend Income Portfolio ^will consist of securities issued by foreign corporations, the Global Dividend Income ^Fund will not be eligible to pass through to shareholders their proportionate share of any foreign taxes paid by the Global Dividend Income Portfolio and allocated to the Global Dividend Income ^Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

The Parametric Structured Emerging Markets Fund’s and International Equity Portfolio’s investments in foreign securities may be subject to foreign withholding taxes, or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease a Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. Each Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

A portion of distributions made by the Global Dividend Income ^Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of

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the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of a Fund’s interests will be in U.S. real property.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed

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certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

^

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser or sub-adviser, if applicable, of each Fund or Portfolio (each referred to herein as the "investment adviser"). Each Fund or Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund or Portfolio.

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SAI dated ^March 1, 2011

The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion."Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-

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SAI dated ^March 1, 2011

dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Fund or Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund or Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund or Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund or Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during periods specified in the table, as well as the amount of Fund or Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. ^

				Amount of Transactions	Commissions Paid on Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	^10/31/10	10/31/09	10/31/08	^10/31/10	^10/31/10
Global Dividend Income	^$1,325,829	$1,830,038	$1,786,900	^$1,103,490,695	^$1,141,491
International Equity	^$22,017	$ 53,270	$ 62,305	^$ 8,340,011	^$13,054
Parametric Structured Emerging Markets	^$1,545,478	$1,194,106	$1,484,712	^$592,562,485	^$1,156,167

^

As of October 31, 2010, ^International Equity Portfolio held no securities of ^its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, and Parametric Structured Emerging Markets Fund and Global Dividend Income Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers” as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Global Dividend Income Portfolio	Goldman Sachs	^$6,116,100
	Wells Fargo	$ 4,086,600
	JP Morgan	$ 2,269,690
	Citi Group	$ 367,937
	Bank of America	$ 366,629
	Morgan Stanley	$ 145,020
	Barclays	$ 105,283
Parametric Structured Emerging Markets Fund	HSBC	^$15,218,631
	Barclays	$ 1,572,836

FINANCIAL STATEMENTS

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SAI dated ^March 1, 2011

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered accounting firm for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Global Dividend Income Fund
Global Dividend Income Portfolio
Eaton Vance International Equity Fund
International Equity Portfolio
Eaton Vance Parametric Structured Emerging Markets Fund
(Accession No. 0000950123-10-117278)

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SAI dated ^March 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.^

Distribution and
		Sales Charges to		CDSC Paid to	Total Distribution	Service Fees Paid
	Total Sales	Financial	Sales Charges to	Principal	and Service	to Financial
Fund	Charges Paid	Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Intermediaries

Global Dividend Income	^$1,038,220	^$879,714	^$158,506	^$700	^$589,469	^$318,844

International Equity	^ 31,324	^27,307	^ 4,017	^ 0	^$16,348	^$8,127

Parametric Structured Emerging Markets	^$222,978	^$193,296	^$29,682	^$55,000	^$304,512	^$144,890

For the fiscal years ended ^October 31, 2009 and ^October 31, 2008, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.^

	October 31, ^2009	October 31, ^2009	October 31, 2008	October 31, 2008
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Global Dividend Income	^$1,304,937	^$194,998	$1,518,522	$225,133
International Equity	^ 30,586	^ 3,663	95,142	14,247
Parametric Structured Emerging Markets	^$212,791	^$18,206	566,172	53,009

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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SAI dated ^March 1, 2011

^

Global Dividend Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^9.13%	^0.30%
Before Taxes and Including Maximum Sales Charge	^2.92%	–^0.90%
After Taxes on Distributions and Excluding Maximum Sales Charge	^7.60%	–^1.19%
After Taxes on Distributions and Including Maximum Sales Charge	^1.47%	–^2.38%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.84%	–^0.17%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.74%	–^1.18%
Class A shares commenced operations on November 30, 2005.

International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^4.88%	–^1.82%
Before Taxes and Including Maximum Sales Charge	^–1.10%	–^3.12%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.91%	–^1.87%
After Taxes on Distributions and Including Maximum Sales Charge	^–1.07%	–^3.17%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.75%	–^1.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–0.17%	–^2.49%
Class A shares commenced operations on May 31, 2006.

Parametric Structured Emerging Markets Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^25.77%	^11.45%
Before Taxes and Including Maximum Sales Charge	^18.53%	^9.94%
After Taxes on Distributions and Excluding Maximum Sales Charge	^25.78%	^11.43%
After Taxes on Distributions and Including Maximum Sales Charge	^18.54%	^9.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^17.01%	^10.04%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^12.29%	^8.70%
Class A shares commenced operations on June 30, 2006.

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46

SAI dated ^March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Global Dividend Income Fund	^American Enterprise Investment Service	^Minneapolis, MN	^31.19%
	Pershing LLC	Jersey City, NJ	^9.06%
International Equity Fund	^American Enterprise Investment Service	^Minneapolis, MN	^26.42%
	Pershing LLC	Jersey City, NJ	^13.74%
Parametric Structured Emerging Markets Fund	^NFS LLC FEBO State Street Bank Cust	^Boston, MA	^23.31%
	Charles Schwab & Co. Inc.	San Francisco, CA	^7.57%
	Pershing LLC	Jersey City, NJ	^7.19%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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47

SAI dated ^March 1, 2011

APPENDIX B

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, ^(4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and ^(6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.^

	Commission Paid by	Distribution Fee		Uncovered Distribution		Service Fees
	Principal Underwriter to	Paid to	CDSC Paid to	Charges	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Principal Underwriter	(as a % of Class Net Assets)	Fees	Financial Intermediaries
Global Dividend Income	^$1,040,482	^$1,094,022	^$16,000	^$12,758,000 (8.6%)	^$364,674	^$346,826
International Equity	^ 16,174	^ 16,676	^ 200	^$123,000 (5.7%)	^ 5,559	^ 5,349
Parametric Structured Emerging Markets	^$142,873	^$139,983	^$19,000	^$13,141,000 (57.6%)	^$46,661	^$47,624

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.^

Global Dividend Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^8.^26%	–^0.^48%
Before Taxes and Including Maximum Sales Charge	^7.^26%	–^0.^48%
After Taxes on Distributions and Excluding Maximum Sales Charge	^6.^90%	–^1.^83%
After Taxes on Distributions and Including Maximum Sales Charge	^5.^90%	–^1.^83%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^18%	–^0.^78%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^5.^53%	–^0.^78%
Class C shares commenced operation on November 30, 2005.

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SAI dated ^March 1, 2011

International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^4.^09%	–^2.^56%
Before Taxes and Including Maximum Sales Charge	^3.^09%	–^2.^56%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.^11%	–^2.^60%
After Taxes on Distributions and Including Maximum Sales Charge	^3.^11%	–^2.^60%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.^02%	–^2.^06%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.^37%	–^2.^06%
Class C shares commenced operations on May 31, 2006.

Parametric Structured Emerging Markets Fund	Length of Period Ended ^October 31, 2010

Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^24.^91%	^10.^60%
Before Taxes and Including Maximum Sales Charge	^23.^91%	^10.^60%
After Taxes on Distributions and Excluding Maximum Sales Charge	^24.^91%	^10.^58%
After Taxes on Distributions and Including Maximum Sales Charge	^23.^91%	^10.^58%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^16.^26%	^9.^23%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^15.^61%	^9.^23%
Class C shares commenced operations on June 30, 2006.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Global Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	^19.59%
	Pershing LLC	Jersey City, NJ	^7.42%
	American Enterprise Investment Service	Minneapolis, MN	6.37%
	Citigroup Global Markets, Inc.	Owngs Mills, MD	^5.36%
	Raymond James	St. Petersburg, FL	5.00%
International Equity Fund	^American Enterprise Investment Service	^Minneapolis, MN	^23.37%
	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	^10.85%
	Pershing LLC	Jersey City, NJ	^10.66%
	Kyle M. Carpenter and Shelley T. Carpenter JTWROS	Edina, MN	^5.72%
Parametric Structured Emerging Markets Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	^24.75%
	Pershing LLC	Jersey City, NJ	^13.39%
	Morgan Stanley & Co., Inc.	Jersey City, NJ	^9.07%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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SAI dated ^March 1, 2011

APPENDIX C

Class I ^Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 31, 2006 reflects the total return of the Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.^

Global Dividend Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^9.^27%	^0.^54%
Before Taxes and Including Maximum Sales Charge	^9.^27%	^0.^54%
After Taxes on Distributions and Excluding Maximum Sales Charge	^7.^67%	–^1.^01%
After Taxes on Distributions and Including Maximum Sales Charge	^7.^67%	–^1.^01%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^96%	^0.^01%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^96%	^0.^01%
Class I shares commenced operation on January 31, 2006.
International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^5.^19%	–^1.^62%
Before Taxes and Including Maximum Sales Charge	^5.^19%	–^1.^62%
After Taxes on Distributions and Excluding Maximum Sales Charge	^5.^22%	–^1.^68%
After Taxes on Distributions and Including Maximum Sales Charge	^5.^22%	–^1.^68%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^4.^02%	–^1.^21%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.^02%	–^1.^21%
Class I shares commenced operations on May 31, 2006.

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SAI dated ^March 1, 2011

Parametric Structured Emerging Markets Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^26.^22%	^11.^72%
Before Taxes and Including Maximum Sales Charge	^26.^22%	^11.^72%
After Taxes on Distributions and Excluding Maximum Sales Charge	^26.^24%	^11.^72%
After Taxes on Distributions and Including Maximum Sales Charge	^26.^24%	^11.^72%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^17.^38%	^10.^31%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^17.^38%	^10.^31%
Class I shares commenced operations on June 30, 2006.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Global Dividend Income Fund	Janney Montgomery Scott LLC	Philadelphia, PA	24.45%
	Merrill Lynch, Pierce, Fenner and Smith Incorporated	Jacksonville, FL	^21.49%
	Prudential Investment Management Service	Newark, NJ	16.56%
	Citigroup Global Markets, Inc.	Owings Mills, MD	14.14%
	LPL Financial	San Diego, CA	^7.97%
International Equity Fund	Charles Schwab & Co., Inc.	San Francisco, CA	^48.75%
	NFS LLC FEBO Edward R. Allen and Chinhui Juhn	Houston, TX	12.53%
	Jewish Community Federation of San Francisco	San Francisco, CA	^11.29%
	SEI Private Trust Company	Oaks, PA	^5.03%
Parametric Structured Emerging Markets Fund	Charles Schwab & Co. Inc.	San Francisco, CA	^20.61%
	Alaska Retirement Management Board	Juneau, AK	^12.48%
	NFS LLC FEBO State Street Bank Trust Co.	Quincy, MA	12.00%
	NFS LLC FEBO Bank of America NA	Dallas, TX	^11.38%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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SAI dated ^March 1, 2011

APPENDIX D

Class R Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows for Global Dividend Income Fund (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid, and (3) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

	Distribution Fee		Service Fees
	Paid to	Total Service	Paid to
	Principal Underwriter	Fees Paid	Financial Intermediaries

		^	^
Global Dividend Income Fund	^$^1,034	$1,034	$1,029

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 31, 2006 reflects the total return of the Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Global Dividend Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^8.^76%	^0.^07%
Before Taxes and Including Maximum Sales Charge	^8.^76%	^0.^07%
After Taxes on Distributions and Excluding Maximum Sales Charge	^7.^28%	–^1.^37%
After Taxes on Distributions and Including Maximum Sales Charge	^7.^28%	–^1.^37%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^56%	–^0.^35%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^56%	–^0.^35%
Class R shares commenced operations on January 31, 2006.

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SAI dated ^March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Global Dividend Income Fund	Frontier Trust Company FBO ABC School Equipment, Inc. 401(K)	Fargo, ND	^28.^39%
	Morgan Stanley	Jersey City, NJ	^19.^02%
	Frontier Trust Company FBO ^Brennan Sales Institute, Inc. ^401(K)	Fargo, ND	^9.^60%
	^MG Trust Company Cust FBO ^Levittown Public SD 403(^B) Plan	^Denver, ^CO	^7.^89%
	^Frontier Trust Company ^FBO ^MSOL, Inc. ^DBA Macro Solutions 401(^K)	^Fargo, ^ND	^7.^37%
	MG Trust Company Cust FBO ^Boston VA Research Institute, Inc.	Denver, CO	^5.^00%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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SAI dated ^March 1, 2011

APPENDIX E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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SAI dated ^March 1, 2011

involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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SAI dated ^March 1, 2011

APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.                           NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

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  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

• The client, in the case of an individual or corporate client;

• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s

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proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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APPENDIX G

EAGLE GLOBAL ADVISORS, L.L.C. PROXY VOTING PROCEDURES

Introduction

Eagle Global Advisors, L.L.C. (the “Adviser”) has each adopted and implemented policies that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies reflect the Securities and Exchange Commission (“SEC”) requirements governing Adviser and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

In developing these policies and procedures, Eagle considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

  Eagle lacks written proxy voting policies and procedures;
  Proxies are not voted in Clients’ best interests;
  Conflicts of interest between Eagle and a Client are not identified or resolved;
  Proxy voting records, Client requests for proxy voting information, and Eagle’s responses to such requests, are not properly maintained;
  Eagle lacks policies and procedures regarding Clients’ participation in class action lawsuits; and
  Eagle lacks procedures to ensure it is voting the correct number of proxies.

Eagle has established the following guidelines as an attempt to mitigate these risks.

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of the Adviser’s clients) may seek insight from the Adviser’s analysts, portfolio managers, and from internal research on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The Proxy Administrator may also rely upon third-party analysis from RiskMetrics as an aide in the decision-making process. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

Proxy Policy

Eagle’s policy is to vote all proxies that it receives for accounts that have designated voting rights to the Company unless an exception exists.

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Proxy Procedures

The Proxy Administrator is responsible for ensuring that proxies are voted pursuant to Eagle policy and Proxy Voting Guidelines as set forth below.

Exceptions

  Where proxies are received late they will not be voted.
  When proxies are received outside of the time frame deemed necessary to obtain any necessary research they may not be voted.
  Certain securities or specific classes may be subject to share blocking procedures that differ between custodians. It is Eagle’s policy to vote "take no action" on such securities and where no such voting option is available it is Eagle’s policy not to vote.

Proxy Voting Services and Reconciliation

Eagle votes proxies through Governance Analytics for its Mutual Fund clients, through Broadridge for its separate account clients and manually via paper ballot for any accounts that are not set up through those systems. For each new separate account client, Eagle sends a Broadridge new account form to the client’s custodian. Eagle requests that the custodian complete the Broadridge new account form and forward it to Broadridge, with a copy to the Company. If Eagle does not receive a copy of the completed Broadridge new account form within a reasonable period of time, it will follow up with the custodian to ensure that the proper paperwork has been submitted.

Because Eagle manages client accounts held with a number of different custodians, it is not feasible for the Company to reconcile client proxies each time a vote occurs. Therefore, Eagle shall follow these procedures for reconciling proxies:

  On a case-by-case basis, the Proxy Administrator shall make the determination of whether he deems a proxy to be material, consulting with the appropriate investment committees as necessary. Among other things, the Proxy Administrator may take the following factors into consideration when making this determination: the nature of the vote and the number of shares held in client accounts versus the total shares outstanding. Proxies related to securities for which Eagle files on Schedule D or Schedule G should also be considered material.
  If the proxy is deemed to be material, the Proxy Administrator shall then take steps to reconcile the number of proxies to the number of share held in client accounts.
  The Proxy Administrator will maintain documentation of each reconciliation. In the event that a reconciliation identifies proxy voting exceptions, the Proxy Administrator will document the reason(s) for the exceptions and further actions taken, if any.
  The Proxy Administrator may conduct additional reconciliations as needed. At least one proxy will be reconciled for each investment model each year, regardless of whether a material proxy has been identified.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines in conjunction with recommendations from Institutional Shareholder Services when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  The Adviser will support the election of directors that result in a Board made up of a majority of independent directors.
  The Adviser will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  The Adviser will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre- emptive rights.

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B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Adviser will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s), portfolio manager(s) or third-party research to determine when or if it may be appropriate to exceed these guidelines.

The Adviser will typically vote against plans that have any of the following structural features:
Ability to re-price underwater options without shareholder approval.
The unrestricted ability to issue options with an exercise price below the stock’s current market price.
Automatic share replenishment (“evergreen”) feature.
The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
Using restricted stock grants instead of options.

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance. The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Adviser will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  The Adviser will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti- takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.
  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).

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  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis on board approved proposals regarding changes to a company’s capitalization; however, the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Adviser recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest its clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Adviser Will Abstain From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to its clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser will take no action from voting. The Adviser will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below.

Identification and Resolution of Conflicts with Clients

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps:

  Quarterly, the Proxy Administrator will compile a list of significant clients or prospective clients of the Adviser (the “Conflicted Companies”). A Conflicted Company is a company/client that makes up more than 10% of the Advisors revenue or a company where the Advisors is also a finalist for new business that makes up more than 10% of the Advisors revenue.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eagle CCO, as well as the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer if Eaton Vance Accounts are involved.

The Eagle CCO (in coordination with the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer if Eaton Vance accounts will be affected) will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

• If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

• If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:

• The client, in the case of an individual or corporate client;

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  In the case of a Fund its board of directors, or any committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Adviser’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);
  A record of each vote cast*;
  A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision;
  Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records;
  N-PX Filings for the fiscal year from July 1 to June 30;
  Management reports generated via Broadridge for the calendar year; and
  A Microsoft Excel spreadsheet tracking all manual votes.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

* A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of copies and an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system. The person responsible for voting proxies shall maintain a record detailing for each company- in the form of copies and an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

a.	The name of the issuer of the portfolio security;
b.	The exchange ticker symbol of the portfolio security;
c.	Whether the registrant cast its vote for or against management.

Class Actions

If "Class Action" documents are received by the Company on behalf of the MLP Investment Partnerships, Eagle will ensure that the Funds either participate in, or opt out of, any class action settlements received. Eagle will determine if it is in the best interest of the Funds to recover monies from a class action. The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices. In the event Eagle opts out of a class action settlement, Eagle will maintain documentation of any cost/benefit analysis to support its decision.

If "Class Action" documents are received by Eagle for a separate account client, Eagle will gather any requisite information it has and forward to the client, to enable the client to file the "Class Action" at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that Eagle is not qualified to make for the client. Therefore Eagle will not file "Class Actions" on behalf of any separate account client.

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APPENDIX H

PARAMETRIC PORTFOLIO ASSOCIATES

^

PROXY VOTING POLICY AND PROCEDURES

Introduction

Proxy voting policies and procedures are required by Rule 206(4)-6 of the Investment Advisers Act of 1940. Parametric Portfolio Associates’ Proxy Voting ^Policy and Procedures are ^effective immediately.

General Policy

We recognize our responsibility to exercise voting authority over shares we hold as a fiduciary. Proxies increasingly contain controversial issues involving shareholder rights, corporate governance and social concerns, among others, which deserve careful review and consideration. Exercising the proxy vote has economic value for our clients, and therefore, we consider it to be our fiduciary duty to preserve and protect the assets of our clients including proxy votes for their exclusive benefit.

It is our policy to vote proxies in a prudent and diligent manner after careful review of each company's proxy statement. We vote on an individual basis and base our voting decision exclusively on our reasonable judgment of what will serve the best financial interests of our clients, the beneficial owners of the security. Where economic impact is judged to be immaterial, we typically will vote in accordance with management’s recommendations. In determining our vote, we will not and do not subordinate the economic interests of our clients to any other entity or interested party.

Our responsibility for proxy voting for the shareholders of a particular client account will be determined by the investment management agreement or other documentation. Upon establishing that we have such authority, we will instruct custodians to forward all proxy materials to us.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting. In addition to voting proxies, we will:

  Provide clients with this proxy voting policy, which may be updated and supplemented from time to time;
  Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;
  Keep records of such proxy voting available for inspection by the client or governmental agencies – to determine whether such votes were consistent with policy and demonstrate that all proxies were voted; and
  Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

Voting Policy

Unless specifically directed in writing by the client, Parametric follows the general guidelines below with regards to voting management initiatives and shareholder initiatives.

We generally vote with management in the following cases:

  “Normal” elections of directors
  Approval of auditors/CPA
  Directors’ liability and indemnification
  General updating/corrective amendments to charter
  Elimination of cumulative voting
  Elimination of preemptive rights
  Capitalization changes which eliminate other classes of stock and voting rights
  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs
  Stock purchase plans with an exercise price of not less than 85% fair market value
  Stock option plans that are ^incentive-based and are not excessive
  Reductions in supermajority vote requirements
  Adoption of anti-greenmail provisions

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We generally will not support management in the following initiatives:

  Capitalization changes ^that add classes of stock which are blank check in nature or that dilute the voting interest of existing shareholders
  Changes in capitalization authorization where management does not offer an appropriate ^rationale, or that are contrary to the best interest of existing shareholders
  Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
  Amendments to by-laws which would require super-majority shareholder votes to pass or repeal certain provisions
  Classified boards of directors
  Re-incorporation into a state which has more stringent anti-takeover and related provisions
  Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding
  Excessive compensation or non-salary compensation related proposals
  Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under our fiduciary obligations, it is typically inappropriate to use client assets to carry out such social agendas or purposes. Therefore, shareholder proposals are examined closely for their effect on the best interest of shareholders (economic impact) and the interests of our clients, the beneficial owners of the securities. In certain cases, an alternate course of action may be chosen for a particular account if socially responsible proxy voting or shareholder activism is a component of the client’s investment mandate.

When voting shareholder proposals, initiatives related to the following items are generally supported:

  Auditors attendance at the annual meeting of shareholders
  Election of the board on an annual basis
  Equal access to proxy process
  Submit shareholder rights plan poison pill to vote or redeem
  Revise various anti-takeover related provisions
  Reduction or elimination of super-majority vote requirements
  Anti-greenmail provisions

We generally will not support shareholders in the following initiatives:

  Requiring directors to own large amounts of stock before being eligible to be elected
  Restoring cumulative voting in the election of directors
  Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non- business nature or would provide no pertinent information from the perspective of shareholders
  Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts of restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principals.

On occasion, we will elect to “take no action” when it is determined that voting the proxy will result in share blocking, which prevents us from trading that specific security for an uncertain period of time prior to the next annual meeting. Additionally, we may “take no action” if the economic effect on shareholders’ interests or the value of the portfolio holdings is indeterminable or insignificant.

Proxy Committee

The Proxy Committee is responsible for voting proxies in accordance with Parametric Portfolio Associates’ Proxy Voting Policy. The committee maintains all necessary corporate meetings, executes voting authority for those meetings, and maintains records of all voting decisions.

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The Proxy Committee consists of the following staff:

  Proxy Administrator
  Proxy Administrator Supervisor
  Portfolio Management Representative
  Chief Investment Officer

In the case of a conflict of interest between Parametric Portfolio Associates and its clients, the Proxy Committee will meet to discuss the appropriate action with regards to the existing voting policy or outsource the voting authority to an independent third party.

^ Recordkeeping

Proxy Voting records are maintained for 5 years. Records can be easily retrieved and accessed via our ^third-party vendor.

In addition to maintaining voting records, Parametric Portfolio Associates maintains the following:

  Current voting policy and procedures;
  All written client requests as they relate to proxy voting; and,
  Any material research documentation related to proxy voting.

To Obtain Proxy Voting Information

Clients have the right to access any voting actions that were taken on their behalf. Upon request, this information will be provided free of charge.

Toll-free phone number: 1-800-211-6707

E-mail address: proxyinfo@paraport.com

Due to confidentiality, voting records will not be provided to any third party unless authorized by the client.

^PROCEDURES:

These procedures should be read in connection with the Proxy Voting Policy.

• All proxies must be voted ^when such voting authority has been authorized.

• Non-routine proxies must be forwarded to the appropriate analyst/portfolio manager for review. • Analysts/portfolio managers must complete, sign and return the proxy forms.

• Routine proposals will be voted in a manner consistent with the firm’s standard proxy voting policy and will be voted ^accordingly, unless notified otherwise by the analyst/portfolio manager.

• Non-routine proposals (i.e., those outside the scope of the firm’s standard proxy voting policy) will be voted in accordance with analyst/portfolio manager guidance, and such rational will be documented via the Non-routine Proxy Voting Form (below).

• Periodically, Parametric Compliance will distribute a list of potentially Conflicted Companies to the Proxy Administrator. This list consists of corporate affiliates and significant business partners and is prepared by the ^Parametric’s parent company Eaton Vance. When presented with proxies of Conflicted Companies, the Proxy Administrator shall:

• If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the CCO and Chief Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

• If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Committee will seek instruction on how the proxy should be voted from members of the Proxy Committee.

• If deemed necessary, the Proxy Committee may seek instructions from:

• The client, in the case of an individual or corporate client;

• ^The Board of Directors, in the case of a ^Fund, or any committee identified by the board; or

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• The adviser, in situations where the ^adviser acts as a sub-adviser or overlay manager to such adviser.

•If the client, ^Fund Board of Directors or adviser, as the case may be, does not instruct the ^adviser on how to vote the proxy, the ^adviser will generally vote according to the guidelines, in order to avoid the appearance of impropriety. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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NON-ROUTINE PROXY VOTING FORM

DATE:______________________ CUSIP:______________________ TICKER:______________________

ISSUE SUMMARY:

PORTFOLIO MANAGER CONCLUSION AND RATIONAL:

PORTFOLIO MANAGER SIGNOFF:

__________________________________________ ___________________________________________ NAME TITLE ^

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

Eaton Vance Government Obligations Fund
Class A Shares - EVGOX      Class B Shares - EMGOX      Class C Shares - ECGOX
Class I Shares - EIGOX      Class R shares - ERGOX
Eaton Vance High Income Opportunities Fund
Class A Shares - ETHIX      Class B Shares - EVHIX      Class C Shares - ECHIX      Class I Shares - EIHIX
Eaton Vance Low Duration Fund
Class A Shares - EALDX      Class B Shares - EBLDX      Class C Shares - ECLDX      Class I Shares - EILDX
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their underlying Portfolios. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^36
Investment Restrictions	^17	Sales Charges	^37
Management and Organization	20	Performance	^40
Investment Advisory and Administrative Services	^29	Taxes	^41
Other Service Providers	^34	Portfolio Securities Transactions	^46
Calculation of Net Asset Value	^34	Financial Statements	^48

Appendix A: Class A Fees, Performance and Ownership	^49	Appendix E: Class R Fees, Performance and Ownership	^59
Appendix B: Class B Fees, Performance and Ownership	^52	Appendix F: Ratings	^60
Appendix C: Class C Fees, Performance and Ownership	^54	Appendix G: Eaton Vance Funds Proxy Voting Policy and Procedures	^69
Appendix D: Class I Performance and Ownership	^58	Appendix H: Adviser Proxy Voting Policies and Procedures	^71

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated^ March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

As stated in the ^Prospectus, each Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate. Low Duration Fund may invest directly in securities (including derivatives such as futures contracts). Unless the context indicates otherwise, the term “Portfolio” refers to each such investment company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or the Fund, if applicable, that may engage in that investment practice or technique (as described in the ^Prospectus).

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s), except that Investment Portfolio may engage in certain transactions to manage Low Duration Fund’s duration or certain Fund investment risks.

Duration. Under normal circumstances, the dollar-weighted average duration (the “duration“) of Low Duration Fund’s investment in its corresponding Portfolios will not exceed three years. A Fund’s duration is the sum of the Fund’s allocable share of the duration of each of the Portfolios in which it invests. A Fund’s allocable share of a Portfolio’s duration is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio. In determining a Portfolio’s duration, the investment adviser will make certain assumptions concerning the anticipated prepayment of MBS. These same assumptions are also considered in determining the value of Portfolio assets, as described under “Calculation of Net Asset Value“. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Mortgage-Backed Securities. A Portfolio’s investments in mortgage-backed securities may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (“SMBS”), floating rate mortgage-backed securities listed under “Indexed Securities“ and certain classes of multiple class CMOs (as described below). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than

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mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed “pass-through” security held by a Portfolio, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on the security owned by a Portfolio will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. A Portfolio, when the monthly payments (which may include unscheduled prepayments) on such a security are passed through to it, may be able to reinvest them only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed “pass-through" security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed “pass-through” securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased by a Portfolio at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If such a security has been purchased by a Portfolio at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial ^mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations (“CMOs”). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in

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two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." Currently, Government Obligations and Investment Portfolios’ investment adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for a Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

Stripped Mortgage-Backed Securities (“SMBS”). A Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Portfolio’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of a Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not mortgage-backed securities, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

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Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial MBS, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Unscheduled delay in principal may result in a security outstanding for a longer period than inti ti ally expected.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the mortgage-backed securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), a Portfolio may not be able to easily sell auction rate securities it holds and the auction agent may lower the rate paid to holders of such securities.

Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Structure of Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Each Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The ^purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Each Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the borrower (the "Borrower"). As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with

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respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Each Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan ^Investor (an "Interposed Person"), at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. ^Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality^, provided that a portfolio may enter into a transaction to ^acquire a Participation with an Interposed Person while such Interposed Person does not have outstanding debt or deposit obligations rated ^investment grade ^if the portfolio does so in compliance with applicable written procedures governing such ^transactions.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/ or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior Loan, it may receive a facility fee and when it sells a Senior Loan, it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. Each Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the ^Agent to fullfill its obligations may delay or adversely affect receipt of payment by a portfolio. Furthermore, unless under the terms of a Loan Agreement or Participation Agreement (as applicable) a Portfolio has direct recourse against the Borrower, the Portfolio ^must rely on the Agent and the other Loan Investors to use appropriate ^remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

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A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

Each Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

Each Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Each Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties.

Each Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most ^Loan Agreements there is no formal requirement to pledge additional collateral. In addition, each Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, the Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court ^took any of these actions, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund ^interest.

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Each Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. Each Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. Each Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

^

Each Portfolio may purchase Junior Loan interests either in the form of an assignment or a Loan Participation.

Bridge Loans. Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a

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rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, a Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix F.

High Income Opportunities Fund, through High Income Opportunities Portfolio, ^and Boston Income Portfolio, seek to achieve ^their investment objectives by investing primarily in high-yielding, high risk, fixed-income securities. A substantial portion of a Portfolio will generally consist of fixed-income securities and dividend stocks. However, a Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Portfolio’s investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Portfolio will vary and may include a broad range of quality in rated and unrated debt securities, as described in the ^Prospectus.

^Each Portfolio may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid.

Emerging Markets Investments. A high proportion of the shares of many issuers in emerging market countries (the “Region”) may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund or Portfolio in particular securities. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The limited liquidity of securities markets in the Region may also affect the ability of a Fund or Portfolio to acquire or dispose of securities.

^Region stock markets ^are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities ^industries in these countries is comparatively ^underdeveloped. ^Stockbrokers and other intermediaries in ^the Region may not perform as well as their counterparts in the United States and other more developed securities markets.^

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Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Governmental action can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

^Certain ^countries may require withholding on dividends paid on portfolio securities and on realized capital gains. ^In the past, these taxes have sometimes been substantial. ^There can be no assurance that repatriation of ^income, gains or initial capital from these countries can occur.^

^

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because the markets are particularly sensitive to social, political, economic and currency events.

Foreign Currency Transactions. A Fund may engage in spot transactions and forward foreign currency exchange contracts and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar, or to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of obligations of the Portfolio or the Fund, to mitigate default risk, to manage certain Fund investment risks, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. A Portfolio may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A Portfolio incurs costs in opening and clsoing derivatives positions. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may

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also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives is a highly specialized activity that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

For Government Obligations Portfolio, a covered option may not be written on U.S. Government securities if after such transaction more than 25% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts, would be subject to such options. In addition, options on any U.S. Government security will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate premiums paid for all such options, would be so invested.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which may include but are not limited to the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or a regulator or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

Options transactions are subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards or trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that may be purchased or sold may be affected by options sold or purchased by other investment advisory clients or the investment adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Credit Default Swaps. Floating Rate Portfolio and High Income Opportunities Portfolio may enter into credit default swap contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterpart to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligations. In return, the Portfolio would pay the counterpart a periodic stream of payments over the term of the contract provided that no event of default has occurred. Upon maturity of the contract, if no default occurs, the portfolio would have made the payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes. Floating Rate Portfolio and High Income Opportunities Portfolio may also purchase credit linked notes. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference obligation”). In addition to the credit risk associated with the reference obligation and tenures rate risk, the buyer and seller of a credit linked note are subject to counterparty risk.

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Floating Rate, and High Income Opportunities Portfolios may engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposure to the high yield bond market. A Portfolio may enter into stock index futures and options only when the investment adviser believes there is a correlation between the composition of part of a Portfolio and the underlying index. Hedging transactions may not be effective because of imperfect correlation and other factors. These transactions also involve a risk of loss or depreciation due to counterpart risk, unexpected market, interest rate or security price movements, and tax and regulatory constraints.

Interest Rate and Total Return Swaps. High Income Opportunities may enter into interest rate swaps. Government Obligations, Floating Rate and Investment Portfolios will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

High Income Opportunities Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Inflation and Inflation Index Derivatives. Inflation and inflation index derivatives (e.g., inflation swaps) involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based off of two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where by both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

^

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Leverage Through Borrowing. A Portfolio that engages in bank borrowings is required to maintain continuous asset coverage of not less than 300% with respect to such bank borrowings. This allows a Portfolio to borrow an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described in the prospectus) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300%

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due to market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce a Portfolio’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

^

At October 31, 2010, Government Obligations Portfolio and Investment Portfolio (each of which may borrow for leverage) had no outstanding loan balances and did not have any significant borrowings during the year ended October 31, 2010. Interest is charged to a Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.

Securities Lending. ^As described in the Prospectus, a a Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a Portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Portfolio in respect of loaned securities may be invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio.

Additionally, a Portfolio (except High Income Opportunities Portfolio) may reinvest cash collateral in any other securities consistent with its investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the prospectus and in this SAI, including those relating to the use of leverage.

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Short Sales. Government Obligations Portfolio and Investment Portfolio may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which it sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. It is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced a Portfolio is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a Portfolio replaces the borrowed security. A Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

The Portfolios may also engage in short sales “against-the-box”. Such transactions occur when it sells a security short and it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender, causing a taxable gain to be recognized. Tax rules regarding constructive sales of appreciated financial positions may also require the recognition of gains prior to the closing out of short sales against the box and other risk-reduction transaction. No more than 25% of each Portfolio’s assets will be subject to short sales (including short sales against-the-box) at any one time.

High Income Opportunities Portfolio ^may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Exchange-Traded Funds. High Income Opportunities Portfolio, Government Obligations Portfolio and Investment Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the ^Fund. Moreover, the ^Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that ^a Fund ^invests in ETFs, the ^Fund must bear these expenses in addition to the expenses of its own operation.

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Pooled Investment Vehicles. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio invests in an affiliated money market fund or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the Portfolio advisory fee.

Other Investment Companies. Floating Rate Portfolio may invest in closed-end investment companies which invest in floating rate instruments. Floating Rate Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by Floating Rate Portfolio. The value of closed-end investment company securities,which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies. If Floating Rate Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the managment fee paid on such investment will be credited against Floating Rate Portfolio’s management fee.

Equity Investments. The High Income Opportunities Portfolio may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts (REITs). Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through Portfolio, a Fund will bear REIT expenses in addition to Portfolio expenses.

^

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund or Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agremeent, entering into the agreement will lower the Fund or Portfolio’s yield.

Warrants. High Income Opportunities Portfolio may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no

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dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an affiliated money market fund or similar fund which invests in such short-term securities.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate for Floating Rate Portfolio, Government Obligations Portfolio, Investment Grade Income Portfolio and Investment Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. Each Fund and each Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

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^Portfolio Investing. A Fund ^that invests in a "master-feeder" or ^"fund-of-funds" structure may ^discontinue use of ^that structure without shareholder approval at any time if the Board of Trustees of the ^Trust determines that it is in the best interest of the Fund and its shareholders to do so. ^In ^such event, ^the Board ^would consider what action might be taken, including investing ^Fund assets ^in another pooled investment entity or retaining an investment adviser to manage ^Fund assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected ^if its ^investment structure is changed or ^if another Portfolio investor ^withdraws all or a portion of its Portfolio assets.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund and Portfolio are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund.

The fundamental investment restrictions for Floating Rate Portfolio are stated below. The Portfolio may not:

(1)	Purchase any security if, as a result of such purchase, 25% or more of the Portfolio’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or
(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the Prospectus.

The fundamental investment restrictions for Government Obligations Fund are stated below. The Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

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(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(6)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;
(7)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities; or
(8)	Buy investment securities from or sell them to any of its officers or Trustees of the Trust, the investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms.

For purposes of Restriction (1) above, less than 25% of total assets will be concentrated in any one industry. For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Government Obligations Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by Government Obligations Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

The fundamental restrictions of High Income Opportunities Fund are stated below. The Fund may not:

(1)	With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(5)	Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(7)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
(8)	Make loans to any person except by a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

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SAI dated March 1, 2011

With respect to restriction (5), the Fund will construe the phrase “more than 25%” to be “25% or more”.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

High Income Opportunities Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by High Income Opportunities Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio. .

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.

The fundamental restrictions of Low Duration Fund are stated below. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;
(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

Investment Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by Low Duration Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

^

Notwithstanding its investment policies and restrictions, each Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a ^portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such ^portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

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SAI dated March 1, 2011

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “FRP” refers to Floating Rate Portfolio, “GOP” refers to Government Obligations Portfolio, "HIP" refers to High Income Opportunities ^Portfolio and “IP” refers to Investment ^Portfolio.

^

Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^175 registered investment companies and ^1 private investment ^company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

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SAI dated March 1, 2011

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and Year of Birth

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957		Trust, GOP and	and Professor of Law (2001-2006), University of California at Los
		HIP since	Angeles School of Law. Professor Stout teaches classes in corporate
		1998, of BIP	law and securities regulation and is the author of numerous
		since 2001, of	academic and professional papers on these areas.
FRP since
2000 and of IP
since 2002

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	Board since	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	2007 and	(1982-1992), New England Life. Formerly, Chairperson, New England
		Trustee since	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Eaton Vance Fixed Income Funds

21

SAI dated March 1, 2011

Principal Officers who are not Trustees
Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	^President of the Trust	Since ^2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957			Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of ^36 registered investment companies
^1970			managed by Eaton Vance or BMR.
^
MICHAEL BOTTHOF	Vice President of FRP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 9 registered investment companies managed
^1967			by Eaton Vance or BMR.

KATHERINE D. CAMERON	Vice President of GOP and IP	Since 2011	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed
1980			by Eaton Vance or BMR.

MARIA C. CAPPELLANO	Vice Presidsent of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of 48 registered investment companies
^1967			managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^1963			managed by Eaton Vance or BMR.
^
JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

THOMAS P. HUGGINS	Vice President of BIP and HIP	Of BIP since 2001 and of HIP	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed
^1966		since 2000	by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust,	Of the Trust since 2007, of IP	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972	GOP and IP	since 2003 and of GOP since	managed by Eaton Vance or BMR.
2009

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^1960			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^1962			by Eaton Vance or BMR.

SCOTT H. PAGE	President of FRP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^9 registered investment companies
^1959			managed by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^

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SAI dated March 1, 2011

CRAIG P. RUSS	Vice President of FRP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^5 registered investment companies
^1963			managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^1954			managed by Eaton Vance or BMR.
^
SUSAN SCHIFF	Vice President of the Trust,	Of the Trust and IP since 2002	Vice President of Eaton Vance and BMR. Officer of 36 registered investment companies managed
^1961	GOP and IP	and of GOP since 1993	by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President of the Trust,	Of the Trust since 2009 and of	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
^1980	GOP and IP	GOP and IP since 2011	joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment ^companies managed by Eaton Vance or BMR.

DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^. Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
MARK S. VENEZIA	Vice President of the Trust	Vice President of the Trust	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949	and President of GOP and IP	since 2007 and President of	managed by Eaton Vance or BMR.
GOP since 2002

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^69 registered investment companies
^1975			managed by Eaton Vance or BMR.

MICHAEL W. WEILHEIMER	President of BIP and HIP	Of BIP since 2001 and of HIP	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies
^1961		since 2002	managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957		BIP, FRP, GOP and IP since	managed by Eaton Vance or BMR.
2008

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008 of the Trust and each
Portfolio

PAUL M. O’NEIL	Chief Compliance Officer	Of the Trust and each	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1953		Portfolio since 2004	managed by Eaton Vance or BMR.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with

Eaton Vance Fixed Income Funds

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SAI dated March 1, 2011

respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

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SAI dated March 1, 2011

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

     Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended^ October 31, 2010, the Governance Committee convened ^five times.

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The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended^ October 31, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended^ October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

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Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned in the Fund

	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Stout(2)	Verni(2)

Government
Obligations Fund	None	$0 - $10,000	over $100,000	None	$10,001 - $50,000	None	None	None

High Income
Opportunities Fund	None	None	None	None	None	None	None	None

Low Duration Fund	None	$50,001 - $100,000	None	None	$50,001 - $100,000	None	None	None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31,^ 2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2009 and December 31,^ 2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended October 31, 2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31,^ 2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

^ Eaton Vance Fixed Income Funds 27 SAI dated March 1, 2011

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	^$10,175	$^9,290	^$10,175	^$10,175	^$9,290	^$10,175	^$14,377
Floating Rate Portfolio	^ 6,195	^ 5,656	^ 6,195	^ 6,195	^ 5,656	^ 6,195(3)	^ 8,753(4)
Government Obligations Portfolio	^ 4,399	^ 4,016	^ 4,399	^ 4,399	^ 4,016	^ 4,399(3)	^ 6,216(4)
High Income Opportunities Portfolio	^ 3,339	^ 3,049	^ 3,339	^ 3,339	^ 3,049	^ 3,339(3)	^ 4,719(4)
Investment Portfolio	^ 2,086	^ 1,905	^ 2,086	^ 2,086	^ 1,905	^ 2,086(3)	^ 2,948(4)
Trust and Fund Complex	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(5)	^$325,000(6)

(1)	As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger recieved Trustees fees of $9,290 from the Trust, $5,656 from Floating Rate Portfolio, $4,016 from Government Obligations Portfolio, $3,049 from High Income Opportunities Portfolio and $1,095 from Investment Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund complex.
(2)	The Trust consisted of ^30 Funds as of October 31, ^2010.
(3)	Includes deferred compensation of Floating Rate - $1,^328, Government Obligations - $^941, High Income Opportunities - $^715 and Investment - $^446
(4)	Includes deferred compensation of Floating Rate - $4,^795, Government Obligations - $3,^399, High Income Opportunities - $2,^582 and Investment - $^1,609
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. Class I shares were added by Government Obligations Fund, Low Duration Fund and High Income Opportunities Fund, respectively, on April 3, 2009, May 4, 2009 and September 30, 2009, respectively The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of

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the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date each Portfolio was organized as a New York trust on May 1, 1992 for GOP and HIP, on June 19, 2000 for FRP, on March 15, 2001 for BIP; and on June 18, 2002^ for IP. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been

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SAI dated March 1, 2011

retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix G and Appendix H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The investment adviser manages the investments and affairs of Low Duration Fund and each Portfolio and provides related officer facilities and personnel subject to the supervision of the Portfolios’ and Trust’s Boards of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by a Portfolio or Low Duration Fund and what portion, if any, of the Portfolio’s or Low Duration Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolios or Funds who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

BMR serves as investment adviser to Floating Rate, Government Obligations, High Income ^Opportunities and Investment ^Portfolios. For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. Eaton Vance serves as investment adviser and administrator of Low Duration Fund.

Pursuant to its Investment Advisory and Administrative Agreement with Low Duration Fund, Eaton Vance is entitled to receive an annual fee in the amount of 0.15% of average daily net assets for providing investment advisory and administrative services to the Fund. However, effective March 15, 2004, Eaton Vance and the Fund entered into a Fee Reduction Agreement pursuant to which Eaton Vance agreed to reduce its annual advisory and administrative fee to 0%. Such contractual fee reduction cannot be terminated or modified without the express consent of the Board of Trustees and is intended to continue indefinitely.

At October 31, ^2010, Low Duration Fund had net assets of $^586,^959,^172. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, all of the investment advisory and administrative fees were waived by Eaton Vance pursuant to the waiver. Additionally, Eaton Vance has agreed to reimburse the Fund’s expenses to the extent that Total Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class B ^shares, 1.60% for Class C shares and 0.75% for Class I shares. This expense reimbursement will continue through ^February 28, ^2011. ^Pursuant to this agreement, EVM was not allocated any of the Fund’s operating expenses for the fiscal year ended October 31, 2010. EVM was allocated $102,113 and $119,148, respectively, of the Fund’s operating expenses for the years ended October 31, 2009 and 2008.

High Income Opportunities, Government Obligations and Low Duration Funds may invest in one or more of the following portfolios: Floating Rate Portfolio, Government Obligations Portfolio, High Income Opportunities ^Portfolio and ^Investment Portfolio. The following tables set forth the net assets of each Portfolio as of the end of their most recent fiscal year, and the advisory fees earned by the investment adviser for the last three fiscal years (or periods) of each Portfolio. A description of the compensation that each Portfolio pays the investment adviser is also set forth below:

Floating Rate Portfolio:

Advisory Fee for Fiscal Years Ended

	Net Assets at October 31, ^2010	October 31, ^2010*	October 31, ^2009*	October 31, ^2008*

	$^6,496,895,727	$^26,310,316	$^17,642,597	$^23,832,329

*	For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fee of Floating Rate Portfolio was reduced by the
Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio, an affiliated money market fund. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fee for Floating Rate Portfolio totaled
$^26,^393,^174, $^18,^492,^605 and $^24,^109,^418, respectively, of which $^82,^858,
$^850,^008 and $^277,^089, respectively, was allocated from Cash Management Portfolio and $^26,^310,^316,
$^17,^642,^597 and $^23,^832,^329, respectively, was paid or accrued directly by Floating Rate Portfolio.

Under Floating Rate Portfolio’s investment advisory agreement, the Portfolio pays the investment adviser a monthly advisory fee on average daily net assets. As of March 27, 2006, BMR and the Trustees of the Portfolio agreed to a reduction of the Portfolio’s advisory fee. Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows

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SAI dated March 1, 2011

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion, but less than $2 billion	0.525%
$2 billion, but less than $5 billion	0.500%
$5 billion, but less than $10 billion	0.480%
$10 billion or more	0.460%

Government Obligations Portfolio:

Advisory Fee for Fiscal Year Ended

	Net Assets at October 31, ^2010	October 31, ^2010*	October 31, ^2009*	October 31, ^2008*

	$^1,199,202,524	$^7,464,808	$^6,485,293	$5,^492,431

*	For the fiscal years ended October 31^,2010, ^2009 and ^2008, the advisory fee of Government Obligations Portfolio was reduced by the
Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio, an affiliated money market fund. For the fiscal years ended October
31 ,^2010, ^2009 and ^2008, the investment advisory fee for Government Obligations Portfolio totaled $^7,^467,^635,
$^6,^576,^959 and $5,^558,^448, respectively, of which $^2,^827, $^91,^666 and $^66,^017, respectively, was allocated from Cash Management Portfolio and $^7,^464,^808, $^6,^485,^293 and $5,^492,^431, respectively, was paid or accrued directly by Government Obligations Portfolio.

Under Government Obligations Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of trustees and its shareholders and are intended to continue indefinitely.

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SAI dated March 1, 2011

High Income Opportunities Portfolio:

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio at^ and the advisory fees for the three fiscal years ended October 31, ^2010.

Advisory Fee for Fiscal Years Ended

	Net Assets at October 31, ^2010	October 31, ^2010*	October 31, ^2009*	October 31, ^2008*

	$^852,159,279	$^4,563,633	$^3,779,934	$^4,374,158

*	For the fiscal years ended October 31,2010, ^ 2009 and ^2008, the advisory fee of High Income Opportunities
Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio, an affiliated money market fund. For the fiscal years ended October 31,^2010, ^2009 and ^2008, the investment advisory fee for High Income Opportunities Portfolio ^totaled$^4,^565,^024, $^3,^791,^593 and
$^4,^388,^188, respectively, of which $^1,^391, $^11,^659 and $^14,^030, respectively, was allocated from Cash Management Portfolio and $$^4,^563,^633, $^3,^779,^934 and
$^4,^374,^158, respectively, was paid or accrued directly by High Income Opportunities Portfolio.

Investment Portfolio:

Advisory Fee for Fiscal Year/Period Ended

	Net Assets at October 31, 2010	October 31, ^2010*	October 31, ^2009*	October 31, ^2008*

	$^526,703,595	$^2,396,017	$^880,899	$^399,202

*	For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fee of Investment Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio, an affiliated ^monry market fund. For the fiscal years ended October 31,^2010, ^2009 and ^2008, the investment advisory fee for
Investment Portfolio totaled $^2,407,^876, $^941,^626 and $^441,^771, respectively, of which
$^11,^859, $^60,^727 and $^42,^569, respectively was allocated from Cash Management Portfolio
^and$^2,396,^017, $^880,^899 and $^399,^202, respectively, was paid or accrued directly by
Investment Portfolio.

Under Investment Portfolio’s investment advisory agreement, the Portfolio pays the investment adviser a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio.

^

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Low Duration Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the ^Fund ^or a Portfolio. The following tables show, as of Low Duration Fund’s and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars)

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in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee*
Thomas P. Huggins
Registered Investment Companies	2	$^3,762.3	0	$0
Other Pooled Investment Vehicles	^2	$^177.3	0	$0
Other Accounts	0	$ 0	0	$0

Susan Schiff
Registered Investment Companies(1)	5	$^4,615.6	0	$0
Other Pooled Investment Vehicles	^0	$ ^0	0	$0
Other Accounts	^0	$ ^0	0	$0

Michael W. Weilheimer
Registered Investment Companies^	^4	$^2,555.3	0	$0
Other Pooled Investment Vehicles	^2	$^177.3	0	$0
Other Accounts	^11	$ 690.0	0	$0

(1) ^This portfolio manager serves as portfolio manager of one ^or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio ^manager(s) as of the Fund’s most recent fiscal year ended^ October 31, 2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Government Obligations Fund
Susan Schiff	None	$500,001 - $1,000,000

High Income Opportunities Fund
Thomas P. Huggins	None	$^500,001 - $^1,000,000
Michael W. Weilheimer	None	over $1,000,000

Low Duration Fund
Susan Schiff	None	$500,001 - $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s or Low Duration Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or Low Duration Fund and other accounts he or she advises. In ^addition, due to differences in the investment strategies or restrictions between ^a Portfolio or Low Duration Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or Low Duration Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

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Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Funds. For Low Duration Fund, the annual advisory and administrative fee has been waived under a contractual fee reduction. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

Government Obligations	High Income Opportunities	Low Duration
$^42,799	$^22,486	$^13,929

Eaton Vance Fixed Income Funds 34 SAI dated March 1, 2011

Expenses. Each Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in ^each Portfolio, has custody of ^each Portfolio’s assets, maintains the general ledger of ^each Portfolio and each Fund and computes the daily net asset value of interests in ^each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and ^each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or ^each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is ^computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Fund or Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

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Foreign securities and currencies held by a Portfolio and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by ^the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange, and a Portfolio may rely on an independent fair valuation service in adjusting such valuations. In adjusting the value of foreign securities, a Portfolio may rely on an independent fair valuation service. Investments held by a Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the discretion of the Trustees of the Portfolio considering relevant factors, data and other information, including, in the case of restricted securities, the market value of freely traded securities of the same class in the principal market on which such securities are normally traded.

^

As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges are generally valued at closing settlement prices. An exchange-traded option is valued on the valuation day at the mean of the bid and asked prices at Portfolio Valuation Time as reported by the Options Price Reporting Authority. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser will assess the likelihood that the borrower will make a full repayment of the Senior Loan and, based on the results of that assessment, utilizes one or more of the following techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of

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analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. The portfolio managers of Boston Income Portfolio and High Income Opportunities Portfolio may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of Boston Income Portfolio and High Income Opportunities Portfolio may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for Low Duration Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

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Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities (withdrawn from a Portfolio, if applicable). The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Prior to January 1, 2011, Class A and Class I shares of High Income Opportunities Fund ^were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended^ October 31, 2010, High Income Opportunities Fund received redemption fees equal to^ $14,816.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including,

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but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 ($100,000 for Low Duration Fund) or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years (four years in the case of Low Duration Fund) will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

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Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

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Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% (5% for Class B shares of Government Obligations Fund and High Income Opportunities Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% (0.60% for Class C of Low Duration Fund) of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% (3.0% for Low Duration Fund) of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Government Obligations Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix E.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of ^the Class B and Class C Plans through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the ^Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the ^Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C^.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.

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A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997: Government Obligations and High Income Opportunities Class B and Class C Plans; June 18, 2002: Low Duration; June 15, 2003: Government Obligations Class R Plan and February 9, 2004: High Income Opportunities Class A Plan. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

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  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

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TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ending October 31, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because each Fund invests its assets in a Portfolio, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

^

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund ^at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a ^Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund ^from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a

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"hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a ^Fund.

As a result of entering into swap contracts, a ^Fund may make or receive periodic net payments. A Fund ^may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund ^has been a party to a swap for more than one year). With respect to certain types of swaps, a Fund ^may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when a ^Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a ^Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a ^Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a ^Fund for more than one year. In general, a Fund ^will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a ^Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund ^actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a ^Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Fund ^would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Fund ^were to make a mark-to-market election with respect to a PFIC, the ^Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Fund ^would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A ^Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

A Portfolio’s investment in securities acquired at a market discount may, or in zero coupon and certain other securities with original issue discount generally will, cause it to realize income prior to the receipt of cash payments with respect to those securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by a Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

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The amount of a Fund’s distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio’s investments, its current investment strategies and the operating expenses of a Fund and ^Portfolio. While distributions will vary from time to time in response to the factors referred to above, a Fund’s management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by a Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by a Portfolio and allocated to a Fund during such period.

For taxable years beginning on or before December 31, ^2012, distributions of investment income ^reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. A Funds does not expect a significant portion of distributions of investment income to be derived from qualified dividend income.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one ^year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

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SAI dated March 1, 2011

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser of the Fund or each Portfolio (each referred to herein as the "investment adviser"). Each Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis,

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SAI dated March 1, 2011

in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner

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SAI dated March 1, 2011

which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the ^Trust and Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during periods shown below, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

^
					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Portfolio	10/31/10	10/31/09	10/31/08^	10/31/10	10/31/10
High Income Opportunities	^$18,106*	^$32,642	^$34,260	^$16,907,338	^$10,742
Investment	^24,168*	0	0	^ 24,168	^24,168
Floating Rate	^ 80	0	0	^ 48,649	^ 80
Government Obligations	^11,900*	0	0	^ 11,900	^11,900

* The increase (or decrease) in brokerage commissions for the periods shown was due to an increase (or decrease) i the number and dollar amount of portfolio transactions involving permitted securities.

As of October 31, 2010, each Portfolio held securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Floating Rate Portfolio	None	$ 0
Government Obligations Portfolio	None	$ 0
High Income Opportunities Portfolio	Citigroup	^$707,603
Investment Portfolio	None	$ 0

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting ^firm for ^each Fund appear in ^its annual ^report to shareholders and are incorporated by reference into this SAI. A copy of ^each annual ^report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated^.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Government Obligations Fund
Government Obligations Portfolio
Eaton Vance High Income Opportunities Fund
High Income Opportunities Portfolio
Eaton Vance Low Duration Fund
Floating Rate Portfolio
Investment Portfolio
(Accession No. 0000950123-10-117724)

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SAI dated March 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended^ October 31, 2010, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution and Service
	Total Sales Charges	Sales Charges to	Sales Charges to	CDSC Paid to	Total Distribution and	Fees Paid to
Fund	Paid	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Service Fees Paid	Financial Intermediaries

Government Obligations	$2,^847,038	$^2,447,664	$^399,374	$^31,000	$1,385,073^	$^764,807

High Income
Opportunities	$^654,064	$^545,769	$^108,245	$^16,000	$^627,934	$^490,305

Low Duration	$^1,069,968	$^1,031,462	$^38,506	$^75.0000	$^812,474	$^243,014

For the fiscal years ended October 31, 2009 and October 31, 2008, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.^

		October 31, 2009		October 31, 2008
	October 31, 2009	Sales Charges to	October 31, 2008	Sales Charges to
Fund	Total Sales Charges Paid	Principal Underwriter	Total Sales Charges Paid	Principal Underwriter
Government Obligations	$2,120,081	$124,827	$1,110,086	$49,530
High Income Opportunities	521,415	35,717	309,074	15,651
Low Duration	559,337	32,895	102,251	11,206

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to March 11, 2004 for High Income Opportunities Fund reflects the total return of High Income Opportunities Fund Class B, adjusted to reflect the Class A sales charge. The High Income Opportunities Fund Class B total return has not been adjusted reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the High Income Opportunities Fund Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

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Government Obligations	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^5.54%	^6.05%	5.^29%
Before Taxes and Including Maximum Sales Charge	^0.47%	^5.01%	4.^79%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.00%	^4.22%	^3.06%
After Taxes on Distributions and Including Maximum Sales Charge	^–0.99%	^3.20%	2.^56%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.57%	^4.10%	3.^16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^0.28%	^3.21%	2.^72%
^

High Income Opportunities	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^19.05%	^6.46%	^6.22%
Before Taxes and Including Maximum Sales Charge	^13.41%	^5.45%	^5.71%
After Taxes on Distributions and Excluding Maximum Sales Charge	^15.34%	^3.06%	^2.73%
After Taxes on Distributions and Including Maximum Sales Charge	^9.88%	^2.07%	^2.23%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^12.20%	^3.42%	^3.11%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.54%	^2.56%	^2.66%
The Fund commenced operations of Class A shares on March 11, 2004.
^

Low Duration	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^3.86%	4.^69%	3.^38%
Before Taxes and Including Maximum Sales Charge	^1.53%	^4.22%	^3.09%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.69%	^3.06%	1.^84%
After Taxes on Distributions and Including Maximum Sales Charge	^0.38%	2.^60%	1.^56%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.49%	^3.05%	1.^97%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^0.98%	2.^65%	1.^72%
The Fund commenced operations on September 30, 2002.
^

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SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At^ February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Government Obligations Fund	American Enterprise Investment SVC FBO #890000611	Minneapolis, MN	13.4%
	Pershing LLC	Jersey City, NJ	13.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.3%

High Income Opportunities Fund	Pershing LLC	Jersey City, NJ	12.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.6%
	American Enterprise Investment SVC FBO #890000611	Minnaepolis, MN	5.1%

Low Duration Fund	Pershing LLC	Jersey City, NJ	17.0%
	American Enterprise Investment SVC FBO #890000611	Minnaepolis, MN	14.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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SAI dated March 1, 2011

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee	CDSC Paid to	Uncovered Distribution		Service Fees
	Underwriter to	Paid to	Principal	^	Service	Paid to Financial
Fund	Financial Intermediaries	Principal Underwriter	Underwriter	Charges (as a % of Class Net Assets)	Fees	Intermediaries

Government Obligations	$^404,262	$^810,436	$^125,000	$13,^475,000 (^15.3%)	$^270,145	$^231,474

High Income Opportunities	^199,392	^477,279	^84,000	23,^704,000 (^41.5%)	^159,093	^136,349

Low Duration	^61,311	^68,947	^19,000	1,^276,000 (13.^3%)	^22,982	^17,032

Performance Information. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for Government Obligations Fund reflects the total return of a predecessor to Class B. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Government Obligations	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^4.^76%	^5.^27%	4.^50%
Before Taxes and Including Maximum Sales Charge	^–0.^24%	4.^94%	4.^50%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.^50%	^3.^71%	2.^56%
After Taxes on Distributions and Including Maximum Sales Charge	^–1.^50%	^3.^36%	2.^56%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.^08%	^3.^59%	2.^67%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–0.^17%	^3.^29%	2.^67%
^

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SAI dated March 1, 2011

High Income Opportunities	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^18.^17%	^5.^74%	^5.^77%
Before Taxes and Including Maximum Sales Charge	^13.^17%	^5.^46%	^5.^77%
After Taxes on Distributions and Excluding Maximum Sales Charge	^14.^78%	^2.^64%	^2.^46%
After Taxes on Distributions and Including Maximum Sales Charge	^9.^78%	^2.^33%	^2.^46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^11.^64%	^3.^00%	^2.^84%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.^39%	^2.^73%	^2.^84%
^

Low Duration	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^3.^09%	3.^94%	2.^61%
Before Taxes and Including Maximum Sales Charge	^0.^09%	3.^94%	2.^61%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.^19%	2.^59%	1.^35%
After Taxes on Distributions and Including Maximum Sales Charge	^–0.^81%	2.^59%	1.^35%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^00%	2.^58%	1.^48%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^0.^05%	2.^58%	1.^48%
The Fund commenced operations on September 30, 2002.

^

Control Persons and Principal Holders of Securities. At^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Government Obligations Fund	Pershing LLC	Jersey City, NJ	^13.4%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^12.8%

High Income Opportunities Fund	Pershing LLC	Jersey City, NJ	^19.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.^9%

Low Duration Fund	^Pershing LLC	Jersey City, NJ	^15.9%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^14.0%
^
	Morgan Stanley Smith Barney	Jersey City, NJ	^8.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Fixed Income Funds

54

SAI dated March 1, 2011

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended^ October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, ^(4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C, (5) service fees paid under the Distribution Plan, and ^(6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee	CDSC Paid to	Uncovered Distribution		Service Fees
	Underwriter to	Paid to	Principal	Charges (as a % of Class	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Underwriter	Net Assets)	Fees	Financial Intermediaries

Government Obligations	$^2,309,775	$^2,296,306	$^69,000	$^88,348,000 (^24.8%)	$^765,435	$^769,879

High Income Opportunities	^821,276	^892,541	^15,000	^50,968,000 (^40.6%)	^297,141	^273,354

Low Duration	^850,680	^848,300	^56,,000	^14,299,000 (^8.7%)	^353,459	^327,358

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 (for Government Obligations Fund) and April 1, 1998 (for High Income Opportunities Fund) reflects the total return of a predecessor to Class C. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Government Obligations	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^4.^63%	^5.^22%	4.^48%
Before Taxes and Including Maximum Sales Charge	^3.^63%	^5.^22%	4.^48%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.^37%	^3.^66%	2.^54%
After Taxes on Distributions and Including Maximum Sales Charge	^2.^37%	^3.^66%	2.^54%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^99%	^3.^55%	2.^65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.^34%	^3.^55%	2.^65%
^

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SAI dated March 1, 2011

High Income Opportunities	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^18.^21%	^5.^69%	^5.^75%
Before Taxes and Including Maximum Sales Charge	^17.^21%	^5.^69%	^5.^75%
After Taxes on Distributions and Excluding Maximum Sales Charge	^14.^81%	^2.^60%	^2.^44%
After Taxes on Distributions and Including Maximum Sales Charge	^13.^81%	^2.^60%	^2.^44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^11.^67%	^2.^96%	^2.^82%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^11.^02%	^2.^96%	^2.^82%
^

Low Duration	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^3.^23%	^4.^08%	2.^76%
Before Taxes and Including Maximum Sales Charge	^2.^2%	^4.^08%	2.^76%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.^29%	2.^67%	1.^45%
After Taxes on Distributions and Including Maximum Sales Charge	^1.^29%	2.^67%	1.^45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^09%	2.^66%	1.^58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.^44%	2.^66%	1.^58%
The Fund commenced operations on September 30, 2002.
^

Eaton Vance Fixed Income Funds

56

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Government Obligations Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^17.0%
	Pershing LLC	Jersey City, NJ	^10.8%
High Income Opportunities Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	22.^1%
	Pershing LLC	Jersey City, NJ	^10.8%
Low Duration Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.^0%
	Pershing LLC	Jersey City, NJ	^7.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Fixed Income Funds

57

SAI dated March 1, 2011

APPENDIX D

Class I ^Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to April 3, 2009, October 1, 2009 and May 4, 2009 for Government Obligations Fund, High Income Opportunities Fund and Low Duration Fund, reflects the total return of each Fund’s Class A shares, adjusted to reflect the fact that Class I does not impose a sales charge. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Government Obligations	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes	^5.^67%	^6.^10%	5.^32%
After Taxes on Distributions	^4.^03%	^4.^24%	^3.^07%
After Taxes on Distributions and Redemption	^3.^65%	^4.^13%	3.^18%
The Fund commenced operations of Class I shares on April 3, 2009.
^

High Income Opportunities	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^19.^60%	^6.^57%	^6.^28%
After Taxes on Distributions	^15.^78%	^3.^13%	^2.^69%
After Taxes on Distributions and Redemption	^12.^54%	^3.^49%	^3.^07%
The Fund commenced operations of Class I shares on October 1, 2009.
^

Eaton Vance Fixed Income Funds

58

SAI dated March 1, 2011

Low Duration	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes	^4.^00%	4.^74%	3.^41%
After Taxes on Distributions	^2.^74%	^3.^08%	1.^86%
After Taxes on Distributions and Redemption	^2.^58%	^3.^08%	1.^99%
The Fund commenced operations of Class I shares on May 4, 2009.
^

Control Persons and Principal Holders of Securities. As at^ February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of Class I shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

Government Obligations Fund	Morgan Stanley Smith Barney	Jersey City, NJ	43.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	24.2%
	Citigroup Global Markets, Inc.	Owings Mills, MD	11.3%
High Income Opportunities Fund	USCGT High Yield PIFcc/o State Street Bank & Trust Co.	Boston, MA	34.0%
	USCGT High Yield PIF II c/o State Street Bank & Trust Co.	Boston, MA	28.9%
	USCGT Income PIF c/o State Street Bank & Trust Co.	Boston, MA	8.3%
	LPL Financial A/C 1000-0005	San Diego, CA	6.4%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.7%
Low Duration Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	35.7%
	USCGT Income PIF c/o State Street Bank & Trust Co	Boston, MA	18.0%
	Charles Scwhab & Co Inc.	San Francisco, CA	8.9%
	USCGT Income PIF II c/o State Street Bank & Trust Co	Boston, MA	7.8%
	Morgan Stanley Smith Barney	Jersey City, NJ	7.1%
	Citigroup Global Markets, Inc.	Owings Mills, MD	5.4%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Fixed Income Funds

59

SAI dated March 1, 2011

^ APPENDIX E

Class R Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended^ October 31, 2010, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid and (3) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Distribution Fee		Service Fees
Paid to	Total Service	Paid to
Principal Underwriter	Fees Paid	Financial Intermediaries

$^21,055	$^21,055	^$6,283

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of the Fund was first offered reflects the total return of the Fund’s Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Government Obligations	Length of Period Ended October 31, 2010

Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^5.^28%	^5.^76%	5.^09%
Before Taxes and Including Maximum Sales ^Charge	^5.^28%	^5.^76%	5.^09%
After Taxes on Distributions and Excluding Maximum Sales ^Charge	^3.^84%	^4.^02%	2.^91%
After Taxes on Distributions and Including Maximum Sales Charge	^3.^84%	^4.^02%	2.^91%
After Taxes on Distributions and Redemption and Excluding Maximum Sales ^Charge	^3.^41%	3.^91%	3.^03%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^3.^41%	3.^91%	3.^03%
The Fund commenced operations of Class R shares on August 12, 2005.
^

Eaton Vance Fixed Income Funds

60

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Government Obligations Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	8.2%
	Orchard Trust Co LLC	Greenwood Village, CO	6.4%
	Frontier Trust Company FBO Cote Family Companies	Fargo, ND	5.3%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Fixed Income Funds

61

SAI dated March 1, 2011

APPENDIX F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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SAI dated March 1, 2011

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

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B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX G

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX H

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the
Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.
In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.
In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these
Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and
Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the
Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy
Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No
Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy
Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of
Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s
EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

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All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

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basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF
ADDITIONAL INFORMATION
^March 1, 2011

Eaton Vance Floating-Rate Advantage Fund
Advisers - EVFAX Class A Shares - EAFAX Class B Shares - EBFAX Class C Shares - ECFAX
Class I Shares - EIFAX
Eaton Vance Floating-Rate Fund
Advisers - EABLX Class A Shares - EVBLX Class B Shares - EBBLX Class C Shares - ECBLX
Class I Shares - EIBLX
Eaton Vance Floating-Rate & High Income Fund
Advisers - EAFHX Class A Shares - EVFHX Class B Shares - EBFHX Class C Shares - ECFHX
Class I Shares - EIFHX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their underlying Portfolios. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
		Page			Page
Strategies and Risks		2	Purchasing and Redeeming Shares		^29
Investment Restrictions		^13	Sales Charges		^31
Management and Organization		^15	Performance		^33
Investment Advisory and Administrative Services		^24	Taxes		35^
Other Service Providers		^28	Portfolio Securities Transactions		39^
Calculation of Net Asset Value		^28	Financial Statements		^41

Appendix A:	Advisers Class Fees, Performance and Ownership	^42	Appendix E: Class I Performance and Ownership		^51
Appendix B:	Class A Fees, Performance and Ownership	^44	Appendix F: Ratings		^53
Appendix C:	Class B Fees, Performance and Ownership	^47	Appendix G:	Eaton Vance Funds Proxy Voting Policy and Procedures	^62
Appendix D: Class C Fees, Performance and Ownership		^49	Appendix H:	Adviser Proxy Voting Policies and Procedures	^64

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

Unless the context indicates otherwise, references to “the Portfolio” in this SAI refer to Floating Rate Portfolio ("FR Portfolio"), High Income Opportunities Portfolio ("HI Portfolio") ^and Senior Debt Portfolio ("SD Portfolio").

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders.

Structure of Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Each Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The ^purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Each Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the borrower (the "Borrower"). As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Each Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan ^Investor (an "Interposed Person"), at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. ^Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality^, provided that a Portfolio may enter into a transaction to ^acquire a Participation with an Interposed Person while such Interposed Person does not have outstanding debt or deposit obligations rated ^investment grade ^if the Portfolio does so in compliance with applicable written procedures governing such ^transactions.

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Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/ or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior Loan, it may receive a facility fee and when it sells a Senior Loan, it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. Each Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the ^Agent to fullfill its obligations may delay or adversely affect receipt of payment by a portfolio. Furthermore, unless under the terms of a Loan Agreement or Participation Agreement (as applicable) a Portfolio has direct recourse against the Borrower, the Portfolio ^must rely on the Agent and the other Loan Investors to use appropriate ^remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

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Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

Each Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

Each Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Each Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties.

Each Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most ^Loan Agreements there is no formal requirement to pledge additional collateral. In addition, each Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, the Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court ^took any of these actions, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund ^interest.

Each Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. Each Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. Each Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

^

Each Portfolio may purchase Junior Loan interests either in the form of an assignment or a Loan Participation.

Bridge Loans. Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, a Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix F.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be used to enhance income (in the case of written options), to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of the overall portfolio, or as a substitute for

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the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of forward or futures contracts securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; interest rate swaps, credit default swaps, and credit linked notes (described below); and forward foreign currency exchange contracts. A Portfolio may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A Portfolio incurs costs in opening and closing derivatives positions.

A ^Portfolio may use derivative instruments and trading strategies, including the following:

Options on ^Securities, Indices and Currencies. A ^Portfolio may engage in transactions in exchange traded and over-the-counter (“OTC”) options. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The Staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Call Options. A purchased call option gives a Portfolio the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. A ^Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A ^Portfolio also is authorized to write (i.e., sell) call options and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio, in return for a premium, gives another party a right to buy specified securities owned by the Portfolio at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio’s ^ability to sell the underlying security will be limited while the option is in effect unless the Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a ^Portfolio’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining. While the ^Portfolio generally will write only covered call options, the Portfolio may sell a stock underlying a call option prior to entering into a closing purchase transaction on up to 5% of a Portfolio’s ^net assets, provided that such sale will not occur more than three days prior to the option buy back. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying security held by the ^Portfolio that can act as a partial hedge.

Put Options. A ^Portfolio is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to ^seek return. By buying a put option, a Portfolio acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the ^Portfolio’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio’s ^position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A ^Portfolio also may purchase uncovered put options.

A Portfolio also has authority to write (i.e., sell) put options. A Portfolio will receive a premium for writing a put option, which increases the ^Portfolio’s return. A Portfolio has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect

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to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

Futures. A ^Portfolio may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a ^Portfolio’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or a Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

A ^Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio entered into futures transactions. A ^Portfolio may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a ^Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each ^Portfolio has claimed an exclusion from the definition of the term Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO.

Foreign Currency Transactions. A ^Portfolio may engage in spot transactions and forward foreign currency exchange contractsand currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or committed or anticipated to be purchased by a Portfolio.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A ^Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, to seek to enhance returns.^ Proxy hedging is often used when the currency to which a Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be

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linked to a currency or currencies in which some or all of a ^Portfolio’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaged in proxy hedging. A ^Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

Some of the forward foreign currency contracts entered into by a Portfolio ^may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time ^of settlement ^is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. ^The Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. ^The Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. ^The Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.^

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. Although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that a ^Portfolio’s hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.^

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

Whether a ^Portfolio’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements are also subject to the risk that a Portfolio will not be able to meet its obligations to the counterparty. A Portfolio, however, will segregate liquid assets equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost a Portfolio initially to make an equivalent direct investment, plus or minus any amount a Portfolio is obligated to pay or is to receive under the swap agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ^ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Warrants. The HI Portfolio and SD Portfolio may from time to time invest a portion of its assets in warrants. FR and SD Portfolios can (1) purchase warrants with upfront fees received in connection with purchasing a loan and (2) receive and hold warrants in connection with a loan restructuring. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of

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warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Reverse Repurchase Agreements. The HI Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the HI Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. HI Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. HI Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the HI Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the HI Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the HI Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If HI Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund or HI Portfolio’s yield.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The FR Portfolio and SD Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The FR Portfolio and SD Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by a Portfolio. The value of closed-end investment company securities,which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies. If a Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the managment fee paid on such investment will be credited against a Portfolio’s management fee.

Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Diversified Status. Each Fund and each Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Portfolio Turnover. Each Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate of the HI Portfolio may exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate

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could occur, for example, if all the securities held by a Portfolio were replaced in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses and may result in a realization of substantial net short-term capital gains. Historical turnover rates are included in the Financial Highlights tables in the Prospectus.

Securities Lending. A Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. A Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. A Portfolio may receive loan fees in connection with loans of securities for which there is a special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or

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unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

Emerging Markets Investments. A high proportion of the shares of many issuers in emerging market countries (the “Region”) may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund or Portfolio in particular securities. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The limited liquidity of securities markets in the Region may also affect the ability of a Fund or Portfolio to acquire or dispose of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Governmental action can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

Emerging Market countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of income, gains or initial capital from these countries can occur.

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because the markets are particularly sensitive to social, political, economic and currency events.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments

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in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a ^Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a ^Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an affiliated money market fund or similar fund which invests in such short-term securities.

Loan Facility. The SD Portfolio may employ borrowings and leverage as described in the ^Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $^440 million ^through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the ^Prospectus. Under the terms of the program, SD Portfolio pays an annual fee equal to 0.75% on its outstanding borrowings for the administration of the program and an annual fee of 0.50% on the total commitment amount, as well as interest on advances under the program.

Exchange-Traded Funds. The HI Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the HI Portfolio. Moreover, the HI Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that the HI Portfolio invests in ETFs, the HI Portfolio must bear these expenses in addition to the expenses of its own operation.

Pooled Investment Vehicles. The HI Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. The HI Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by the HI Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If the HI Portfolio invests in an affiliated money market fund or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the HI Portfolio advisory fee.

Equity Investments. A Portfolio may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts (REITs). Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy

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rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through HI Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Short Sales. HI Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short. The HI Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales.

^Portfolio Investing. A Fund ^that invests in a "master-feeder" or ^"fund-of-funds" structure may ^discontinue use of ^that structure without shareholder approval at any time if the Board of Trustees of the ^Trust determines that it is in the best interest of the Fund and its shareholders to do so. ^In ^such event, ^the Board ^would consider what action might be taken, including investing ^Fund assets ^in another pooled investment entity or retaining an investment adviser to manage ^Fund assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected ^if its ^investment structure is changed or ^if another Portfolio investor ^withdraws all or a portion of its Portfolio assets.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. ^ The fundamental investment restrictions for Floating-Rate Advantage Fund and Floating-Rate Fund are stated below. The Funds may not:

(1)	Purchase any security if, as a result of such purchase, 25% or more of the Fund’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or
(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

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In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). Floating-Rate Fund and Floating-Rate & High Income Fund have no current intention to borrow money except for the limited purposes described in the prospectus.

The fundamental restrictions of High Income Opportunities Fund are stated below. The Fund may not:

(1)	With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(5)	Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(7)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
(8)	Make loans to any person except by a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

With respect to restriction (5), the Fund will construe the phrase “more than 25%” to be “25% or more”.

Notwithstanding its investment policies and restrictions, each Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

^

^Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment ^restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of ^a Portfolio^.

^

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

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  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

In addition, to the extent a registered open-end investment company acquires securities of a Portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such Portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used below, "FRP” refers to Floating Rate Portfolio, "HIOP" refers to High Income Opportunities Portfolio and "SDP" refers to Senior Debt Portfolio.^

				Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	175	Director of EVC.
1958			President of EV, Chief Executive Officer and President of Eaton Vance
			and BMR, and Director of EVD. Trustee and/or officer of 175
			registered investment companies and 1 private investment company
			managed by Eaton Vance or BMR. Mr. Faust is an interested person
			because of his positions with BMR, Eaton Vance, EVC, EVD and EV,
			which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	175	None
1963			Finance Unit Head, Harvard University Graduate School of Business
			Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	175	Director of Assurant, Inc.
1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
			Chairman and a Director of Indus International, Inc. (provider of
			enterprise management software to the power generating industry)
			(2005-2007).

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Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	175	None
1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	175	None
1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	175	Director of BJ’s Wholesale Club,
1948			Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	175	None
1957		Trust and HIOP	and Professor of Law (2001-2006), University of California at Los
		and SDP since	Angeles School of Law. Professor Stout teaches classes in corporate
		1998 and of	law and securities regulation and is the author of numerous
		FRP since	academic and professional papers on these areas.
2000

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	175	None
1943	the Board and	the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
^
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President of the Trust	Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
1957			Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR.	Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR.	^Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1970

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Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

MARIA C. CAPPELLANO	Vice President of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.
^
MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^			managed by Eaton Vance or BMR.
1963

JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^			by Eaton Vance or BMR.
1960

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^			by Eaton Vance or BMR.
1962

SCOTT H. PAGE	President of FRP and SDP	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^9 registered investment companies
^			managed by Eaton Vance or BMR.
1959

JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^ ^^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
CRAIG P. RUSS	Vice President of FRP and SDP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^5 registered investment companies
^			managed by Eaton Vance or BMR.
1963

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^			managed by Eaton Vance or BMR.
1954

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1961

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962^			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
1951			investment companies managed by Eaton Vance or BMR.

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ERIC A. STEIN	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR.	Originally joined Eaton Vance in July 2002. Prior to re-
^			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
1980			(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.
^
^
DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^19^59^			companies managed by Eaton Vance or BMR.

Term of Office and
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^69 registered investment companies
^			managed by Eaton Vance or BMR.
1975

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^1957		each Portfolio since 2008	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^			managed by Eaton Vance or BMR.
1953

*	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and

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methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee: Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

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     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board

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of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^October 31, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of ^December 31, 2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Stout(2)	Verni(2)
Floating-Rate Advantage Fund	None	None	None	None	None	None	None	None
Floating-Rate Fund	None	over $100,000	None	None	None	None	None	None
Floating-Rate & High Income Fund	$50,001-$100,000	None	None	$10,001-$50,000	None	None	None	None
Aggregate Dollar Range of Equity Securities Owned in all
Registered Funds Overseen by Trustee in the Eaton Vance
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

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During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Funds and the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Mutual Funds Trust(2)	$ 10,175	$ 9,290	$ 10,175	$ 10,175	$ 9,290	$ 10,175	$ 14,377
FR Portfolio	6,195	5,656	6,195	6,195	5,656	6,195(3)	8,753(4)
HI Portfolio	3,339	3,049	3,339	3,339	3,049	3,339(3)	4,719(4)
SD Portfolio	6,195	5,656	6,195	6,195	5,656	6,195(3)	8,753(4)
Trust and Fund Complex	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(5)	$325,000(6)

^

(1) As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $9,290 from the Trust, $5,656 from FR Portfolio, $3,049 from HI Portfolio and $5,656 from SD Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.

(2) The Trust consisted of ^30 Funds as of October 31, ^2010.

(3) Includes deferred compensation as follows: FR Portfolio – $1,^328, HI Portfolio – $^715 and SD Portfolio --- $1,^328.

(4) Includes deferred compensation as follows: FR Portfolio – $4,^795, HI Portfolio – $2,^582 and SD Portfolio --- $4,^795.

(5) Includes $45,000 of deferred compensation.

(6) Includes $162,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain

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circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date each Portfolio was organized as a New York trust on June 19, 2000 for FRP and on May 1, 1992 for HIP and SDP (prior to March 14, 2008 SDP was registered as a closed-end investment company). In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the

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SAI dated ^March 1, 2011

nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix G and Appendix H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that FR Portfolio pays the investment adviser under the investment advisory agreement, see the prospectus. The ^following table sets forth the net assets of FR Portfolio and the advisory fees for the three fiscal years ended ^October 31, 2010.

Advisory Fee for Fiscal Years Ended
Net Assets at 10/31/^10	10/31/^10*	10/31/^09	10/31/^08
$^6,^496,^895,^727	$^26,^310,^316	$^18,^492,^605	^$^24,^109,^418

*	For the fiscal year ended October 31, ^2010, the advisory fee of FR Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2010, the investment advisory fee for FR Portfolio totaled $^26,^393,^174, of which $^82,^858 was allocated from
Cash Management Portfolio and $^26,^310,^316 was paid or accrued directly by the Portfolio.

For a description of the compensation that HI Portfolio pays the investment adviser under the investment advisory agreement, see the prospectus. The following table sets forth the net assets of HI Portfolio and the advisory fees for the three fiscal years ended ^October 31, 2010.

Advisory Fee for Fiscal Years Ended
Net Assets at 10/31/^10	10/31/^10*	10/31/^09	10/31/^08
$^852,^159,^279	$^4,^563,^633	^$^3,^779,^934	$^4,^374,^158

*	For the fiscal year ended October 31, ^2010, the advisory fee of HI Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2010, the investment advisory fee for HI Portfolio totaled $^4,^565,^024, of which $^1,^391 was allocated from Cash
Management Portfolio and $^4,^563,^633 was paid or accrued directly by the Portfolio.

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For a description of the compensation that SD Portfolio pays the investment adviser, see the prospectus. The ^following table sets forth the gross assets of SD Portfolio and the advisory fees for the three fiscal years ended ^October 31, 2010.

Advisory Fee for Fiscal Years Ended
Gross Assets at 10/31/^10	10/31/^10*	10/31/^09	10/31/^08
$1,^347,^695,^308	$^7,^974,^088	$^6,^831,^888	$^10,^495,^312

*	For the fiscal year ended October 31, ^2010, the advisory fee of the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2010, the investment advisory fee for the Portfolio totaled $^7,^974,^088, of which $^11,^789 was allocated from Cash
Management Portfolio and $^7,^962,^299 was paid or accrued directly by the Portfolio.

Each Investment ^Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, ^Brian D. Langstraat, Michael R. Mach^, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Portfolio. The following tables show, as of the Portfolios’ most ^recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.^

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SAI dated ^March 1, 2011

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
^	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee*
Thomas P. Huggins
Registered Investment Companies	2	$ 3,762.3	0	$ 0
Other Pooled Investment Vehicles	2	$ 177.3	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Scott H. Page
Registered Investment Companies	12	$13,990.5	0	$ 0
Other Pooled Investment Vehicles	6	$ 6,055.8	1	$486.7
Other Accounts	2	$ 1,497.9	0	$ 0
Craig P. Russ
Registered Investment Companies	4	$ 6,653.6	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,386.0	0	$ 0
Other Accounts	1	$ 1,016.4	0	$ 0
Michael W. Weilheimer
Registered Investment Companies	4	$ 2,555.3	0	$ 0
Other Pooled Investment Vehicles	2	$ 177.3	0	$ 0
Other Accounts	11	$ 690.0	0	$ 0

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio ^manager(s) as of the Fund’s most recent fiscal year ended October 31, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
Fund Name and	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Scott H. Page	None	over $1,000,000
Craig P. Russ	$10,001 - $50,000	$500,001 - $1,000,000
Floating-Rate Fund
^
Scott H. Page	$100,001 - $500,000	over $1,000,000
^
Craig P. Russ	None	$500,001 - $1,000,000
Floating-Rate & High Income Fund
Thomas P. Huggins	None	$^500,001 - $^1,000,000
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	$500,001 - $1,000,000
Michael W. Weilheimer	None	over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Portfolio and other accounts he advises. In ^addition, due to differences in the investment strategies or restrictions between a Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the

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investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.15% (0.10% for Floating-Rate Advantage Fund) of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of each Fund at ^October 31, 2010 and the administration fees paid or accrued during the three fiscal years ended ^October 31, 2010.

		Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at 10/31/10	10/31/10	10/31/09	10/31/08
Floating-Rate Advantage Fund	$1,345,305,375	$1,300,834	$1,082,547	$1,017,415
Floating-Rate Fund	5,175,122,186	5,520,738	3,365,139	4,581,228
Flaoting-Rate & High Income Fund	790,158,121	1,008,801	865,694	1,353,555

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SAI dated ^March 1, 2011

^

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid to Eaton Vance the following for sub-transfer agency services performed on behalf of each Fund^:

Floating-Rate Advantage	Floating-Rate	Floating-Rate & High Income
^$59,279	^$121,709	^$23,738

Expenses. Each Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in ^each Portfolio, has custody of ^each Portfolio’s assets, maintains the general ledger of ^each Portfolio and each Fund and computes the daily net asset value of interests in ^each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and ^each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or ^each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is ^computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange

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SAI dated ^March 1, 2011

(the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser ^utilizes one or more of the techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment ^on the loan underlying such Senior Loan ^relative to yields on other Senior Loans issued by companies of comparable credit quality. If the ^investment adviser believes that there is a reasonable likelihood of ^full repayment, ^the ^investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior ^Loan. If the investment adviser believes there is not a reasonable likelihood of ^full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (^i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (^ii) a discounted cash flow analysis; or (^iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. The portfolio managers of HI Portfolio may not possess the same information about a Senior Loan borrower as the portfolio managers of FR and SD Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of HI Portfolio may vary from the fair value of the same Senior Loan determined by the portfolio managers of FR and SD Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of a Portfolio’s net asset value (unless a Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment to the value of a foreign equity security.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own

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account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Advisers Class, Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Prior to January 1, 2011, Class A and Class I shares of the Funds ^were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^October 31, 2010, Floating-Rate Advantage Fund, Floating-Rate Fund and Floating-Rate & High Income Fund received redemption fees equal to ^$50,370, $310,632 and $28,008, respectively.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

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In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

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If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

^

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Advisers Class and Class A shares (the “Advisers Class and Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Advisers Class and Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Advisers Class and Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Advisers Class and Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Advisers Class and Class A shares for any fiscal year. Advisers Class and Class A distribution and service fees are paid quarterly in arrears. In the case of distribution and service fees from Advisers Class shares, the principal underwriter may pay a portion of such fees to financial intermediaries pursuant to shareholder servicing or similar agreements with such firms. For the distribution and service fees paid by Advisers Class and Class A shares, see Appendix A and Appendix B.

The Trust also has in effect compensation-type Distribution Plans for Floating Rate Fund’s and Floating Rate & High Income Fund’s Class B and Class C shares (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act. On each sale of Floating-Rate Fund and Floating-Rate & High Income Fund Class B and Class C shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal

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underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act for the Floating-Rate Advantage Fund’s Class B and Class C shares. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.40% and 0.60% on Class B and Class C shares, respectively, of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class B and Class C shares, provided that no such sales charge which would cause the Class B and Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed^.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of (0.20% for Floating-Rate Advantage Fund Class B) of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% (0.15% for Floating-Rate Advantage Fund) of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% (0.15% for Floating-Rate Advantage Fund) of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix C and Appendix D.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 19, 2000, August 14, 2000 and March 17, 2003 for the Floating-Rate and Floating-Rate & High Income Funds and on August 6, 2007 for Floating-Rate Advantage Fund. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year

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SAI dated ^March 1, 2011

in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

  ^
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and

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SAI dated ^March 1, 2011

Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because each Fund invests its assets in a Portfolio, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

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For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The HI Portfolio and SD Portfolio’s investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

A Portfolio may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Portfolio.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects

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SAI dated ^March 1, 2011

of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one ^year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly

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SAI dated ^March 1, 2011

allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of a Fund’s interests will be in U.S. real property.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including

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SAI dated ^March 1, 2011

a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

The FR Portfolio and SD Portfolio will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, BMR, the Portfolios’ investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Portfolio.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by BMR, the Portfolios’ investment adviser. The Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and

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SAI dated ^March 1, 2011

asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.

"Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such

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SAI dated ^March 1, 2011

other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during ^three fiscal years ended October 31, 2010, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

For FR Portfolio:

			Amount of Transactions	Commissions Paid on
	Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
	End	Commission Paid	Providing Research	Firms Providing Research
	October 31, ^2010	$^80	$^48,649	$^80
	October 31, ^2009	$0	$ ^0	$^0
	October 31, ^2008	$0	$ 0	$ 0
^For HI Portfolio:
			Amount of Transactions	Commissions Paid on
	Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
	End	Commission Paid	Providing Research	Firms Providing Research
	October 31, 2010	$18,106	$16,907,338	$10,742
	October 31, 2009	$32,642	$10,864,470	$14,036
	October 31, 2008	$34,260	$24,950,152	$18,250
^For SD Portfolio:
			Amount of Transactions	Commissions Paid on
	Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
	End	Commission Paid	Providing Research	Firms Providing Research
	October 31, 2010	$0	$0	$0
	October 31, 2009	$0	$0	$0
	October 31, 2008	$0	$0	$0

As of ^October 31, 2010, each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
^
FR Portfolio	None	^^N/A
HI Portfolio	^Citi Group	$^707,603
SD Portfolio	None	N/A

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SAI dated ^March 1, 2011

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate & High Income Fund
Floating Rate Portfolio
Senior Debt Portfolio
(Accession No. 0000950123-10-117278)

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SAI dated ^March 1, 2011

APPENDIX A

Advisers Class Fees, Performance & Ownership

Floating-Rate Advantage Fund Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the Advisers Class paid distribution and service fees of $^94,^589, of which $^1 was paid to financial intermediaries.

Floating-Rate Fund Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the Advisers Class paid distribution and service fees of $^984,^777, of which $^98,700 was paid to financial intermediaries.

Floating-Rate & High Income Fund Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the Advisers Class paid distribution and service fees of $^383,^457, of which $^25,194 was paid to financial intermediaries.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^13.^65%	^4.^47%	^4.^13%
Before Taxes and Including Maximum Sales Charge	^13.^65%	^4.^47%	^4.^13%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.^59%	^2.^44%	^2.^30%
After Taxes on Distributions and Including Maximum Sales Charge	^11.^59%	^2.^44%	^2.^30%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.^80%	^2.^61%	^2.^41%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.^80%	^2.^61%	^2.^41%
Advisers Class commenced operations March 17, 2008

The performance prior to the Fund’s commencement of operations is that of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), a former investor in SD Portfolio, adjusted for the Predecessor Fund’s sales charges but not for other differences in the expenses of the Predecessor Fund and Advisers Class.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^86%.

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SAI dated ^March 1, 2011

Floating-Rate Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:t	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^10.^08%	^3.^55%	3.^71%
Before Taxes and Including Maximum Sales Charge	^10.^08%	^3.^55%	3.^71%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.^31%	^1.^61%	1.^96%
After Taxes on Distributions and Including Maximum Sales Charge	^8.^31%	^1.^61%	1.^96%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^50%	1.^89%	^2.^12%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^50%	1.^89%	^2.^12%
Advisers Class commenced operations February 7, 2001.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.07%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^11.^50%	^3.^99%	^4.^30%
Before Taxes and Including Maximum Sales Charge	^11.^50%	^3.^99%	^4.^30%
After Taxes on Distributions and Excluding Maximum Sales Charge	^9.^35%	^1.^88%	^2.^28%
After Taxes on Distributions and Including Maximum Sales Charge	^9.^35%	^1.^88%	^2.^28%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.^40%	^2.^16%	^2.^45%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.^40%	^2.^16%	^2.^45%
Advisers Class commenced operations September 7, 2000.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^49%.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Floating-Rate Fund	Charles Schwab & Co. Inc.	San Francisco, CA	40.8%
	Pershing LLC	Jersey City, NJ	13.2%
	NFS LLC FEBO	Jersey City, NJ	6.9%
	Prudential Investment Management Service	Newark, NJ	5.2%
Floating-Rate
Advantage Fund	Charles Schwab & Co. Inc.	San Francisco, CA	28.1%
	Northern Trust	Chicago, IL	22.8
	Pershing LLC	Jersey City, NJ	15.1%
	Prudential Investment Management Service	Newark, NJ	6.6%
Floating-Rate &
High Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	35.4%
	American Enterprise Investment SVC	Minneapolis, MN	12.9%
	Pershing LLC	Jersey City, NJ	12.6%

Beneficial owners of 25% or more of a class are presumed to be in control of the class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Floating-Rate Funds

44

SAI dated ^March 1, 2011

APPENDIX B

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

			Sales Charges to	CDSC to	Total Distribution and	Distribution and Service
	Total Sales	Sales Charges to	Principal	Principal	Service	Fees Paid to
Fund	Charges Paid	Financial Intermediaries	Underwriter	Underwriter	Fees Paid	Financial Intermediaries

Floating-Rate Advantage Fund	$^265,^452	$^234,^517	$^30,^935	$^8,000	$1,^356,^055	$^1,204,^720

Floating-Rate Fund	1,^447,^205	1,^325,^496	^121,^709	^200,^000	^2,^643,^601	1,^480,^466

Floating-Rate & High Income Fund	^262,^432	^238,^694	^23,^738	^16,000	^533,^287	^315,^991

For the fiscal years ended ^October 31, 2009 and ^October 31, 2008, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.^

	October 31, 2009	October 31, 2009	October 31, 2008	October 31, 2008
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Floating-Rate Advantage Fund	$ 122,528	$9,172	—	—
Floating-Rate Fund	1,123,818	56,336	464,273	26,110
Floating-Rate & High Income Fund	86,867	4,093	88,291	5,568

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Advisers Class, adjusted to reflect the Class A sales charge. The Advisers Class total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Eaton Vance Floating-Rate Funds

45

SAI dated ^March 1, 2011

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^13.^64%	^4.^47%	^4.^13%
Before Taxes and Including Maximum Sales Charge	^11.^07%	^4.^00%	3.^89%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.^59%	^2.^45%	^2.^31%
After Taxes on Distributions and Including Maximum Sales Charge	^9.^06%	^1.^99%	^2.^07%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.^80%	^2.^62%	^2.^42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.^12%	^2.^22%	^2.^21%
Class A commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, a former investor in the Portfolio, adjusted for the Class A sales charges but not for other differences in the expenses of the Predecessor Fund and Class A.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^75%

Floating-Rate Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^10.^00%	^3.^53%	^3.^69%
Before Taxes and Including Maximum Sales Charge	^7.^54%	^3.^05%	^3.^45%
After Taxes on Distributions and Excluding Maximum Sales Charge	8.24^%	^1.^59%	1.^95%
After Taxes on Distributions and Including Maximum Sales Charge	^5.^82%	^1.^12%	^1.^71%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^45%	1.^88%	^2.^11%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.^85%	^1.^47%	1.^90%
Class A commenced operations May 5, 2003.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^3.^59%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^11.^46%	^4.^01%	^4.^29%
Before Taxes and Including Maximum Sales Charge	^8.^98%	^3.^53%	^4.^05%
After Taxes on Distributions and Excluding Maximum Sales Charge	^9.^35%	^1.^90%	^2.^27%
After Taxes on Distributions and Including Maximum Sales Charge	^6.^92%	^1.^44%	^2.^04%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.^40%	^2.^18%	^2.^44%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^5.^79%	^1.^77%	^2.^24%
Class A commenced operations May 7, 2003.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^38%.

Eaton Vance Floating-Rate Funds

46

SAI dated ^March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Floating-Rate Fund	American Enterprise Investment SVC	Minneapolis, MN	10.2%
	Pershing LLC	Jersey City, NJ	10.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.2%
Floating-Rate
Advantage Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	16.4%
	Pershing LLC	Jersey City, NJ	9.4%
Floating-Rate &
High Income Fund	American Enterprise Investment SVC	Minneapolis, MN	20.0%
	Pershing LLC	Jersey City, NJ	10.8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.6%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Floating-Rate Funds

47

SAI dated ^March 1, 2011

APPENDIX C

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee	CDSC Paid to			Service Fees
	Underwriter to	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Financial Intermediaries Principal Underwriter		Underwriter	Charges	Fees	Financial Intermediaries

Floating-Rate Advantage Fund	$^145,^833	$^446,^349	$^63,000	$ 0	$^223,^174	$^223,^174

Floating-Rate Fund	^178,^897	^455,^733	^69,^000	10,^448,^000 (^19.^0%)	^151,^911	^135,^388

Floating-Rate & High Income Fund	^81,^978	^193,^835	^30,000	^7,^112,000 (^29.^5%)	^64,^612	^58,^534

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^13.^23%	^4.^32%	^4.^05%
Before Taxes and Including Maximum Sales Charge	^10.^23%	^4.^32%	^4.^05%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.^32%	^2.^35%	^2.^25%
After Taxes on Distributions and Including Maximum Sales Charge	^8.^32%	^2.^35%	^2.^25%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.^54%	^2.^52%	^2.^37%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^59%	^2.^52%	^2.^37%
Class B commenced operations March 17, 2008
The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^51%.

Eaton Vance Floating-Rate Funds

48

SAI dated ^March 1, 2011

Floating-Rate Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^9.^17%	^2.^77%	2.^93%
Before Taxes and Including Maximum Sales Charge	^4.^17%	^2.^45%	2.^93%
After Taxes on Distributions and Excluding Maximum Sales Charge	^7.^69%	^1.^09%	^1.^46%
After Taxes on Distributions and Including Maximum Sales Charge	^2.^69%	^0.^74%	^1.^46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^5.^92%	^1.^38%	1.^62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.^67%	^1.^09%	1.^62%
Class B commenced operations February 5, 2001.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^2.^93%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^10.^58%	^3.^22%	^3.^54%
Before Taxes and Including Maximum Sales Charge	^5.^58%	^2.^90%	^3.^54%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.^73%	^1.^37%	1.^79%
After Taxes on Distributions and Including Maximum Sales Charge	^3.^73%	^1.^03%	1.^79%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^84%	^1.^66%	1.^97%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^3.^59%	^1.^37%	1.^97%
Class B commenced operations September 5, 2000.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 3.^74%.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Floating-Rate Fund	Pershing LLC	Jersey City, NJ	14.6%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.6%
Floating-Rate
Advantage Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.0%
	Pershing LLC	Jersey City, NJ	13.2%
	Morgan Stanley	Jersey City, NJ	5.7%
Floating-Rate &
High Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	13.1%
	Pershing LLC	Jersey City, NJ	9.9%

Beneficial owners of 25% or more of a class are presumed to be in control of the class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Floating-Rate Funds

49

SAI dated ^March 1, 2011

APPENDIX D

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, ^(4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and ^(6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

	Commission Paid by	Distribution Fee	CDSC Paid to			Service Fees
	Principal Underwriter to	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Underwriter	Charges	Fees	Financial Intermediaries

Floating-Rate Advantage Fund	$^3,^391,^500	$^3,^392,^716	$^28,000	$ 0	$^848,^179	$^895,^951

Floating-Rate Fund	^5,^110,^320	^5,^069,^923	^116,^000	^183,^543,^000(^25.^0%)	1,^689,^975	1,^703,^522

Floating-Rate & High Income Fund	1,^452,^730	1,^428,^972	^17,000	^65,^779,000 (^33.1%)	^476,^323	^451,^299

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^13.^16%	^4.^22%	^4.^00%
Before Taxes and Including Maximum Sales Charge	^12.^16%	^4.^22%	^4.^00%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.^29%	^2.^27%	^2.^21%
After Taxes on Distributions and Including Maximum Sales Charge	^10.^29%	^2.^27%	^2.^21%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.49%	^2.^44%	^2.^33%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.84%	^2.^44%	^2.^33%
Class C commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, adjusted for the Class C CDSC but not for other differences in the expenses of the Predecessor Fund and Class C. If an expense adjustment were made, the Class C performance would have been lower.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^4.^36%.

Eaton Vance Floating-Rate Funds

50

SAI dated ^March 1, 2011

Floating-Rate Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^9.^29%	^2.^79%	2.^95%
Before Taxes and Including Maximum Sales Charge	^8.^29%	^2.^79%	2.^95%
After Taxes on Distributions and Excluding Maximum Sales Charge	^7.^81%	^1.^11%	^1.^48%
After Taxes on Distributions and Including Maximum Sales Charge	^6.^81%	^1.^11%	^1.^48%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^00%	^1.^40%	1.^65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^5.^35%	^1.^40%	1.^65%
Class C commenced operations February 1, 2001.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^2.^92%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^10.^72%	^3.^22%	^3.^54%
Before Taxes and Including Maximum Sales Charge	^9.^72%	^3.^22%	^3.^54%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.^87%	^1.^37%	1.^79%
After Taxes on Distributions and Including Maximum Sales Charge	^7.^87%	^1.^37%	1.^79%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.^92%	^1.^66%	1.^97%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^27%	^1.^66%	1.^97%
Class C commenced operations September 5, 2000.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 3.^74%.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Floating-Rate Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	19.3%
	Raymond James Omnibus for Mutual Funds House	ST. Petersburg, FL	8.9%
	Pershing LLC	Jersey City, NJ	8.3%
	Citigroup Global Markets, Inx.	Owings Mills, MD	6.4%
	Morgan Stanley	Jersey City, NJ	6.0%
Floating-Rate
Advantage Fund	Pershing LLC	Jersey City, NJ	10.8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.2%
	Morgan Stanley	Jersey City, NJ	6.5%
Floating-Rate &
High Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	20.4%
	Pershing LLC	Jersey City, NJ	12.1%
	Raymond James Omnibus for Mutual Funds House	ST. Petersburg, FL	7.2%
	Morgan Stanley	Jersey City, NJ	5.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

Eaton Vance Floating-Rate Funds

51

SAI dated ^March 1, 2011

APPENDIX E

Class I ^Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^13.^91%	^4.^60%	^4.^19%
After Taxes on Distributions	^11.^76%	^2.^52%	^2.^34%
After Taxes on Distributions and Redemptions	^8.^97%	^2.^69%	^2.^45%
Class I commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, adjusted for the Predecessor Fund’s sales charges but not for other differences in the expenses of the Predecessor Fund and Class I.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^3.^92%.^

Floating-Rate Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	10.34%	3.80%	3.98%
After Taxes	8.48%	1.77%	2.13%
After Taxes on Distributions and Redemption	6.67%	2.05%	2.29%
Class I commenced operations January 30, 2001.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was ^5.^10%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	^11.^76%	^4.^25%	^4.^55%
After Taxes	^9.^53%	^2.^05%	^2.^44%
After Taxes on Distributions and Redemption	^7.^59%	^2.^33%	^2.^61%
Class I commenced operations September 15, 2000.

For the 30 days ended October 31, ^2010, the SEC yield for the Class was 4.^73%.

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Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Floating-Rate Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.8%
	Charles Schwab & Co., Inc.	San Francisco, CA	5.7%
Floating-Rate
Advantage Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	31.2%
	Prudential Investment Mgmt. Service	Newark, NJ	19.8%
	Citigroup Global Markets, Inc.	Owings Mills, MD	9.8%
	LPL Financial	San Diego, CA	5.4%
Floating-Rate &
High Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	19.6%
	NFS LLC FEBO	Jefferson City, MO	14.6%
	Charles Schwab & Co., Inc.	San Francisco, CA	12.9%
	Prudential Investment Mgmt. Service	Newark, NJ	8.5%
	Citigroup Global Markets, Inc.	Owings Mills, MD	5.9%
	Wells Fargo Bank	Minneapolis, MN	5.7%

Beneficial owners of 25% or more of a class are presumed to be in control of the class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

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SAI dated ^March 1, 2011

APPENDIX F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”) I

SSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected

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over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX G

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX H

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These
proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2
C.F.R. 2509.94-2 (July 29, 1994).
II. Overview
Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.
The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such
Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and,
with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder
Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent)
may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the
Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.
III. Roles and Responsibilities
A. Proxy Administrator
The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.
B. Agent
An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the
Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.
C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.
For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.
In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")
A. General Policies
It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.
In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.
In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.
Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these
Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings
The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.
C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and
Mergers
The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.
D. Corporate Structure Matters/Anti-Takeover Defenses

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As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

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All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

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basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

Eaton Vance Emerging Markets Local Income Fund
Class A Shares - EEIAX      Class C Shares - EEICX      Class I Shares - EEIIX
Eaton Vance Global Macro Absolute Return Fund
Class A Shares - EAGMX      Class C Shares - ECGMX      Class I Shares - EIGMX      Class R Shares - ERGMX
^Eaton Vance Global Macro Absolute Return Advantage Fund
Class A Shares - EGRAX      Class C Shares - EGRCX      Class I Shares - EGRIX      Class R Shares - EGRRX
Eaton Vance International Multi-Market Local Income Fund
^
Class A Shares - EAIIX      Class C Shares - ECIMX      Class I Shares - EIIMX
Eaton Vance Strategic Income Fund
Class A Shares - ETSIX      Class B Shares - EVSGX      Class C Shares - ECSIX
Class I Shares - ESIIX      Class R Shares - ERSIX
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their underlying Portfolios. The Funds and Portfolios are non-diversified (except for International Multi-Market Local Income Fund and International Income Portfolio which are diversified), open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^35
Investment Restrictions	^15	Sales Charges	^36
Management and Organization	^16	Performance	39^
Investment Advisory and Administrative Services	^26	Taxes	^40
Other Service Providers	^33	Portfolio Securities Transactions	^45
Calculation of Net Asset Value	^33	Financial Statements	^48
^
Appendix A: Class A Fees, Performance and Ownership	49	Appendix E: Class R Fees, Performance and Ownership	58
Appendix B: Class B Fees, Performance and Ownership	52	Appendix F: Ratings	60
Appendix C: Class C Fees, Performance and Ownership	53	Appendix G: Eaton Vance Funds Proxy Voting Policy and Procedures	69
Appendix D: Class I Performance and Ownership	56	Appendix H: Adviser Proxy Voting Policies and Procedures	71

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

As stated in the Prospectus, each Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate. Unless the context indicates otherwise, the term “Portfolio” refers to each such investment company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or the Fund, if applicable, that may engage in that investment practice or technique (as described in the Prospectus). As noted in the Prospectus, the Strategic Income Fund also may engage in these investment practices and techniques.

STRATEGIES AND RISKS

The principal strategies of the Funds and the Portfolios are described in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). Each Fund may engage in the same investment strategies and practices as its corresponding Portfolio.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-income securities may provide the holder with the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

Certain securities may permit the issuer to "call" or ^redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs

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and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Deliverable and non-deliverable forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. For Investment Grade Income Portfolio, the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Markets. Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries are comparatively undeveloped. Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Due to market illiquidity, capital restrictions, withholding ^taxes, differences in credit quality, portfolio allocation balance, and other investment considerations, a portfolio may obtain synthetic exposure to emerging markets by holding derivatives along with cash equivalents, Treasuries, Agency MBS, or other high credit quality investments. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of a Portfolio’s income, gains or initial capital from these countries can occur.

Lower Rated Securities. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. ^During periods of deteriorating

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economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense. For a description of corporate bond ratings, see Appendix ^F.

^

MBS. A Portfolio’s investments in MBS may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped MBS, floating rate MBS listed under ^“Indexed Securities^“ and certain classes of multiple class collateralized mortgage obligations (as described below). MBS differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other MBS on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

Asset-Backed Securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial MBS, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity

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than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of ^the Fund. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized Mortgage Obligations ("CMOs"). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders, which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor.^" Currently, Investment Portfolio’s investment adviser will consider privately issued CMOs or other privately-issued MBS as possible investments only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

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Stripped Mortgage-Backed Securities ("SMBS"). ^The Fund may invest in SMBS, which are derivative multiclass mortgage securities. ^SMBS ^are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. ^A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. ^However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. ^If the underlying mortgages experience greater than anticipated prepayments of principal, ^the Fund may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of ^the Fund’s limitation on investments in illiquid securities. ^The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of ^the Fund. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. ^The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. ^The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.^

Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate MBS. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not MBS, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the MBS. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), ^the Fund may not be able to easily sell auction rate securities it holds and the auction agent may lower the rate paid to holders of such securities^. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able

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to sell their securities through the regular remarketing or auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. ^Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.^

Senior Loans. A Portfolio may invest in interests in Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the borrower (the "Borrower"). As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

A Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor (an "Interposed Person"), at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan, at the time of investment, has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality, provided that a Portfolio may enter into a transaction to acquire a Participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated investment grade if the Portfolio does so in compliance with applicable written procedures governing such transactions.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

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Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/ or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior Loan, it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the Agent to fulfill its obligation may delay or adversely affect receipt of payment by the Portfolio. Furthermore, unless under the terms of a Loan Agreement or Participation Agreement (as applicable) a Portfolio has direct recourse against the Borrower, the Portfolio must rely on the Agent and the other Loan Investors to use appropriate remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments of securities priced at a premium may result in losses.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

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A Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

A Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most Loan Agreements, there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, the Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court took any of these actions, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund interest.

A Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. A Portfolio may invest in Junior Loans, including second lien loans, bridge loans or bridge facilities, and other subordinated or unsubordinated loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge

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loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

A Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance total return (which may be considered speculative) to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter options on securities, indices or currencies, including exotic options; the purchase of put options and the sale of call options on securities held, equity swaps, and the purchase and sale of currency futures, forward foreign currency exchange contracts; forward rate agreements; warrants; interest rate, total return, credit default and currency swaps.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options may be used and may entail greater credit and liquidity risk than those contracts traded on a CFTC-regulated exchange.

A Portfolio may invest in putable certificates, which are issued by a pass-through trust owning a corporate bond with a put option that allows the investor to convert the fixed-coupon bond into a cash instrument, essentially removing the interest rate risk. The trusts that issues putable certificates are sponsored by investment banking firms that also serve as counterparty to the put option. Putable certificates generally offer all the benefits of a traditional putable bond.

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Credit Derivatives. Credit derivatives are instruments that derive their value from the credit risks of an entity or group of entities and may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time a Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swap agreements, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index.

Credit Default Swap Contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes, Credit Options and Similarly Structured Investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference obligation"). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Interest Rate and Total Return Swaps and Forward Rate Agreements. A Portfolio may enter into interest rate and total return swap agreements. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange with another party of each party’s respective commitment to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Some Portfolios will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Other Portfolios may enter into interest rate and total return swaps in which payments are not netted or on a net basis. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

A Portfolio may also enter forward rate agreements. Under these agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Inflation and Inflation Index Derivatives. Inflation and inflation index derivatives (e.g., inflation swaps) involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based off of two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, whereby both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Derivatives on Economic Indices. A Portfolio may trade derivatives on economic data releases, such as, but not limited to, employment, retail sales, industrial production, inflation, consumer sentiment and economic growth to minimize exposure to adverse market movements in response to the release of economic data and to enhance return. Derivatives on economic indices are currently offered in an auction format and are booked and settled as OTC options. Participants buy and sell these options by submitting limit order bids and offers. Auctions take place at least 24 hours prior to the release of the applicable economic data.

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At the close of the auction, orders are filled at the best available price, but within the parameters of the order. Prices of the options are based on the relative demand for their implied outcome. Derivatives on economic statistics are subject to risks similar to those applicable to the derivative instruments described above but may also be subject to additional liquidity risk.

Short Sales. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. When a Portfolio is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

Equity Investments. Equity investments include common stocks, other equity securities and/or non-income producing equity securities. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. A Portfolio may also purchase warrants. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts. A Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs indirectly through a Portfolio, ^the Fund will bear REIT expenses in addition to Portfolio expenses.

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Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of municipal debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds and principal only strips are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

Asset Coverage. To the extent required by SEC guidelines, ^a Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Securities Lending. ^The Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. ^The Portfolio or Fund may receive loan fees in connection with loans of securities for which there is special demand.

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Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to ^the Portfolio ^for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either ^the Portfolio or the borrower at any time. Upon termination and return of the loaned securities, ^ ^the Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in ^the Portfolio realizing a loss at a time when it would not otherwise do so. ^The Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

^The Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and ^the Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. ^The Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in ^the Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by ^the Portfolio in respect of loaned securities may be invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the ^1940 Act. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by ^the Portfolio.

Additionally, ^a Portfolio (except High Income Opportunities Portfolio) may reinvest cash collateral in any other securities consistent with its investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the prospectus and in this SAI, including those relating to the use of leverage.^

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Illiquid Securities. ^A Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If ^a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, ^a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. ^A Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Money Market Instruments. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, the investment adviser judges such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Warrants. A Portfolio may from time to time invest a portion of their assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

ReFlow Liquidity Program. A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rates of ^a Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. Historical turnover rate(s) are included in the Financial Highlights table(s) in the prospectus.

Diversified Status. Each Portfolio (with the exception of the Emerging Markets Local Income Portfolio, Global Macro Portfolio, Global Macro Absolute Return Advantage Portfolio and Global Opportunities Portfolio) is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

^Portfolio Investing. A Fund ^that invests in a "master-feeder" or ^"fund-of-funds" structure may ^discontinue use of ^that structure without shareholder approval at any time if the Board of Trustees of the ^Trust determines that it is in the best interest of the Fund and its shareholders to do so. ^In ^such event, ^the Board ^would consider what action might be taken, including investing ^Fund assets ^in another pooled investment entity or retaining an investment adviser to manage ^Fund

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assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected ^if its ^investment structure is changed or ^if another Portfolio investor ^withdraws all or a portion of its Portfolio assets.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate^; or
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities ^and, for all Funds except Strategic Income Fund, (d) lending cash consistent with applicable law^.

In addition, each Fund, except Strategic Income Fund, may not:

(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, ^Strategic Income Fund may not:

(7)	Purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if such purchase, at the time thereof, would cause 25% or more of the Fund’s total assets (taken at market value) to be invested in the securities of issuers in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, each Fund may:

(^8)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.

Notwithstanding its investment policies and restrictions, each Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

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^In addition, ^to the extent a registered open-end ^investment ^company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) ^under the 1940 ^Act, such portfolio shall not acquire any ^securities of a registered open-end investment company in ^reliance on Section 12(d)(1)(G) ^under the 1940 Act.

^Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund^, such restrictions cannot be changed without the approval of a ^"majority of the outstanding voting securities^" of ^a Portfolio^, ^except that:

(a)	Boston Income, High Income Opportunities and Investment Grade Income Portfolios may not, with respect to 75% of total assets of a Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(b)	For purposes of the concentration policy set forth in restriction (7) above, Investment Grade Income Portfolio treats the electric, gas, water and telephone industries, commercial banks, thrift institutions and finance companies as separate industries for the purpose of the 25% test, Floating Rate Portfolio treats the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies as separate industries for the purpose of the 25% test and has no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and Emerging Markets Income and International Income Portfolios treat the electric, gas, water and telephone utility industries as separate industries for the purpose of the 25% test and has no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and
(c)	For the purposes of restriction (8) above, Emerging Markets Income, Floating Rate and International Income Portfolios may lend cash consistent with applicable law.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of a Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown

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or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

As used below, "BIP” refers to Boston Income Portfolio, "EMLIP" refers to Emerging Markets Local Income Portfolio, “FRP” refers to Floating Rate Portfolio, “GMP" refers to Global Macro Portfolio, "GMARAP" refers to Global Macro Absolute Return Advantage Portfolio, "GOP" refers to Global Opportunities Portfolio, "HIOP" refers to High Income Opportunities Portfolio, "IIP" refers to International Income Portfolio, "IGIP” refers to Investment Grade Income Portfolio, “IP” refers to Investment Portfolio and "MSOSP" refers to Multi-Sector Option Strategy Portfolio.

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and Year of Birth

Interested Trustee

THOMAS E. FAUST JR.	^Trustee	^Trustee of	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958		the Trust and	President of EV, Chief Executive Officer and President of Eaton Vance
		each Portfolio	and BMR, and Director of EVD. Trustee and/or officer of ^175
		except	registered investment companies and ^1 private investment ^company
		GMARAP since	managed by Eaton Vance or BMR. Mr. Faust is an interested person
		2007 and of	because of his positions with BMR, Eaton Vance, EVC, EVD and EV,
		GMARAP since	which are affiliates of the Trust and Portfolios.
2010

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	^Of the Trust	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963		and each	Finance Unit Head, Harvard University Graduate School of Business
		Portfolio	Administration.
except
GMARAP since
2007 and of
GMARAP since
2010

ALLEN R. FREEDMAN	Trustee	^Of the Trust	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940		and each	a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
		Portfolio	(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
		except	Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
		GMARAP since	Chairman and a Director of Indus International, Inc. (provider of
		2007 and of	enterprise management software to the power generating industry)
		GMARAP since	(2005-2007).
2010

WILLIAM H. PARK	Trustee	^Of the Trust	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947		and GMP since	firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
		2003, of	Finance Corp. (specialty finance company) (2006-2010). Formerly,
		EMLIP and IIP	President and Chief Executive Officer, Prizm Capital Management, LLC
		since 2007	(investment management firm) (2002-2005). Formerly, Executive
		and of	Vice President and Chief Financial Officer, United Asset Management
		GMARAP since	Corporation (an institutional investment management firm) (1982-
		2010	2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

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Number of Portfolios in Fund Complex Overseen By Trustee(1)

Name and Year of Birth	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)

RONALD A. PEARLMAN	Trustee	^Of the Trust	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940		and GMP since	Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
		2003, of	Policy), U.S. Department of the Treasury (1983-1985). Formerly,
		EMLIP and IIP	Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
		since 2007	1990).
and of
GMARAP since
2010

HELEN FRAME PETERS	Trustee	^Of the Trust	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948		and each	Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
		Portfolio	(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
		except	Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
		GMARAP since	1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
		2008 and of	Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
		GMARAP since	(1991-1998).		of Federal Home Loan Bank of
		2010			Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	^Of the Trust	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957		and GMP since	and Professor of Law (2001-2006), University of California at Los
		1998, of	Angeles School of Law. Professor Stout teaches classes in corporate
		EMLIP and IIP	law and securities regulation and is the author of numerous
		since 2007	academic and professional papers on these areas.
and of
GMARAP since
2010

RALPH F. VERNI	Chairman of	^Chairman	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	of the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007,	(1982-1992), New England Life. Formerly, Chairperson, New England
		Trustee of the	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		Trust and GMP	Officer, State Street Management & Research (1992-2000). Formerly,
		since 2005, of	Chairperson, State Street Research Mutual Funds (1992-2000).
		EMLIP and IIP	Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
		since 2007	Farm Credit Corp. (2002-2006).
and of
GMARAP since
2010

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President of the Trust	Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957			Vance and BMR. Officer of ^88 registered investment companies managed by Eaton Vance or
BMR.

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	^Vice President of the	^Of the Trust since 2008, of	Vice President of Eaton Vance and BMR. ^Officer of ^36 registered investment companies
^1970	Trust, EMLIP, GMARAP, GMP	EMLIP, GMP and IIP since	managed by Eaton Vance or BMR.
	and IIP	2007 and of GMARAP since
2010

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MARIA C. CAPPELLANO	Vice President of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	^Vice President of the	^Of the Trust since 2008, of	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975	Trust, EMLIP, GMARAP, GMP	EMLIP, GMP and IIP since	managed by Eaton Vance or BMR.
	and IIP	2007 and of GMARAP since
2010

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^1963			managed by Eaton Vance or BMR.

JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	^Vice President of the	^Of the Trust, EMLIP, GMP	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972	Trust, EMLIP, GMARAP, GMP	and IIP since 2007 and of	managed by Eaton Vance or BMR.
	and IIP	GMARAP since 2010

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^1960			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^1962			by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^ Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^1954			managed by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust,	Of the Trust and GMP since	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1961	EMLIP, GMP and IIP	2002 and of EMLIP and IIP	managed by Eaton Vance or BMR.
since 2007

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	^Vice President of the	^Of the Trust since 2009, of	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
^1980	Trust, GMARAP and GMP	GMP since 2008 and of	joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
		GMARAP since 2010	(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.

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DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	^Vice President of the Trust	^Vice President of the Trust	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949	and President of EMLIP,	since 2007 and President of	managed by Eaton Vance or BMR.
	GMARAP, GMP and IIP	GMP since 2002, of EMLIP
and IIP since 2007 and of
GMARAP since 2010

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^69 registered investment companies
^1975			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	^Of the Trust since 2005	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957		and of the Portfolios except	managed by Eaton Vance or BMR.
GMARAP since 2008 and of
GMARAP since 2010

MAUREEN A. GEMMA	Secretary and Chief Legal	^Secretary and Chief Legal	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Officer of the Trust and of the	managed by Eaton Vance or BMR.
Portfolios except GMARAP
since 2007 and 2008,
respectively, and of GMARAP
since 2010

PAUL M. O’NEIL	Chief Compliance Officer	^Of the Trust and GMP	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1953		since 2004, of EMLIP and IIP	managed by Eaton Vance or BMR.
since 2007 and of GMARAP
since 2010

*	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior

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personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

     Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

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     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

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Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^October 31, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by

	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Stout(2)	Verni(2)

Emerging Markets
Local Income Fund	None	None	None	None	None	None	None	None

Global Macro Absolute
Return Fund	None	over $100,000	None	None	$10,001 - $50,000	None	None	None

Global Macro Absolute
Return Advantage Fund	None	None	None	None	None	None	None	None

^International Multi-
Market Local Income
Fund	None	None	None	None	None	None	None	None

Strategic Income Fund	None	$0 - $10,000	None	None	None	None	None	None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

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SAI dated March 1, 2011

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	^$10,175	^$9,290	^$10,175	^$10,175	^$9,290	^$10,175	^$14,377
Boston Income Portfolio	6,195	5,656	6,195	6,195	5,656	6,195(3)	8,753(4)
Emerging Markets Local Income Portfolio	^675	^ 617	^ 675	^ 675	^ 617	^ 675(3)	^ 954(4)
Floating Rate Portfolio	6,195	5,656	6,195	6,195	5,656	6,195(3)	8,753(4)
Global Macro Portfolio	^6,195	^ 5,656	^ 6,195	^ 6,195	^ 5,656	^ 6,195(3)	^ 8,753(4)
Global Macro Absolute Return Advantage Portfolio	1,928	1,849	1,928	1,928	1,771	1,928(3)	2,695(4)
Global Opportunities Portfolio	2,070	1,890	2,070	2,070	1,890	2,070(3)	2,925(4)
High Income Opportunities Portfolio	3,339	3,049	3,339	3,339	3,049	3,339(3)	4,179(4)
International Income Portfolio	^549	^ 501	^ 549	^549	^501	^ 549(3)	^776(4)
Investment Grade Income Portfolio	630	576	630	630	576	630(3)	891(4)
Investment Portfolio	2,086	1,905	2,086	2,086	1,905	2,086(3)	2,948(4)
Multi-Sector Option Strategy Portfolio	638	612	638	638	586	638(3)	892(4)
Trust and Fund Complex(1)	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(5)	^$325,000(6)

^

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^

(1)	As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $9,290 from the Trust, $5,656 from Boston Income Portfolio, $617 from Emerging Markets Local Income Portfolio, $5,656 from Floating Rate Portfolio, $5,656 from Global Macro Portfolio, $551 from Global Macro Absolute Return Advantage Portfolio, $1,890 from Global Opportunities Portfolio, $3,049 from High Income Opportunities Portfolio, $501 from International Income Portfolio, $576 from Investment Grade Income Portfolio, $1,905 from Investment Portfolio and $182 from Multi-Sector Option Strategy Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	^ The Trust consisted of 30 Funds as of October 31, ^2010.
(3)	Includes deferred compensation as follows: Boston Income Portfolio – $1,328, Emerging Markets Local Income Portfolio – $144, Floating Rate Portfolio – $1,328, Global Macro Portfolio – $1,328, Global Macro Absolute Return Advantage Portfolio – $377, Global Opportunities Portfolio – $442, High Income Opportunities Portfolio – $715, International Income Portfolio – $117, Investment Grade Income Portfolio – $135, Investment Portfolio – $446 and Multi-Sector Option Strategy Portfolio – $125 .
(4)	Includes deferred compensation as follows: Boston Income Portfolio – $4,795, Emerging Markets Local Income Portfolio – $520, Floating Rate Portfolio – $4,795, Global Macro Portfolio – $4,795, Global Macro Absolute Return Advantage Portfolio – $1,435, Global Opportunities Portfolio – $1,595, High Income Opportunities Portfolio – $2,582, International Income Portfolio – $421, Investment Grade Income Portfolio – $487, Investment Portfolio – $1,609 and Multi-Sector Option Strategy Portfolio – $4755 .
(5^)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation^.

Organization. ^ Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On April 7, 2010, Global Macro Absolute Return Fund added Class R shares. On November 27, 2009 and on August 1, 2010, Emerging Markets Local Income Fund added Class I and Class C shares, respectively. On December 1, 2010 Global Macro Absolute Return Advantage Fund added Class R shares. Effective March 1, 2011 Eaton Vance International Income Fund changed its name to Eaton Vance International Multi-Market Local Income Fund and added Class C and Class I shares. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

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Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on ^December 14, 2009 (October 19, 2009 for BABP and GOP, June 4, 2010 for GMARAP and June 7, 2010 for MSOSP) and intends to be treated as a partnership for federal tax purposes^. Prior to that date each Portfolio (except BABP, GOP, GMARAP and MSOSP) was organized as a New York trust on May 1, 1992 for GMP and HIOP, on February 28, 2000 for IGIP, on June 19, 2000 for FRP, on March 15, 2001 for BIP, on June 18, 2002 for IP and on March 12, 2007 for EMLIP and IIP. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see ^Appendix G and H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

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INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. As described in the prospectus, an investment adviser manages Fund and Portfolio investments and affairs and provides related office facilities and personnel subject to the supervision of the relevant Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold and what portion, if any, of assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities. A description of each investment advisory agreement is set forth below.

Strategic Income Fund. For a description of the compensation paid by the Fund to Eaton Vance, as its investment adviser, on the Investable Assets of the Fund up to $500 million, see the prospectus.

	Advisory Fee for Fiscal Years Ended
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$2,862,808,063	^$342,130	$1,023,215	$482,529

Global Macro Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the prospectus. The following table sets forth the net assets of Global Macro Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2010.

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$9,007,024,887	^$25,223,179	$5,396,144	$4,843,386

(1)	For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory fee of Global Macro Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fees of the Portfolio totaled $25,223,179 of which $110,410 was allocated from Cash Management Portfolio and $25,112,769 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fees of the Portfolio totaled $5,396,144 of which $165,189 was allocated from Cash Management Portfolio and $5,230,955 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fees of the Portfolio totaled $5,091,334 of which $247,948 was allocated from Cash Management Portfolio and $4,843,386 was paid or accrued directly by the Portfolio.

Global Macro Absolute Return Advantage Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. At October 31, 2010, the net assets of Global Macro Absolute Return Advantage Portfolio was $182,404,604. For the period from the start of business, August 31, 2010, to October 31, 2010, the advisory fee of the Portfolio was 1.00% (annualized) of the Portfolio’s average daily net assets and amounted to $235,142.

Boston Income Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the prospectus. The following table sets forth the net assets of Boston Income Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2010:

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$2,910,145,847	^$16,009,463	$11,344,093	$11,117,931

(1)	For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory fee of Boston Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fee of the Portfolio totaled $16,009,463, of which $16,178 was allocated from Cash Management Portfolio and $15,993,285 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fee of the Portfolio totaled $11,874,582, of which $530,489 was allocated from Cash Management Portfolio and $11,344,093 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $11,663,477, of which $545,546 was allocated from Cash Management Portfolio and $11,117,931 was paid or accrued directly by the Portfolio.

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Emerging Markets Local Income Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the prospectus. The following table sets forth the net assets of Emerging Markets Local Income Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2010:

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$400,647,870	^$1,091,887	$520,158	$435,344

(1)	For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory fee of Emerging Markets Local Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fee of the Portfolio totaled $1,091,887, of which $1,421 was allocated from Cash Management Portfolio and $1,091,887 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fee of the Portfolio totaled $520,158, of which $31,463 was allocated from Cash Management Portfolio and $488,695 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $435,344, of which $51,355 was allocated from Cash Management Portfolio and $383,989 was paid or accrued directly by the Portfolio.

^Floating Rate Portfolio. For a description of the compensation paid to the investment adviser on ^average daily net assets of the ^Portfolio, see the prospectus. ^The following table sets forth the net assets of ^Floating Rate Portfolio and ^the ^advisory fees earned during the ^three fiscal years ended October 31, 2010:^

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$6,496,895,727	^$26,393,174	$17,642,597	$23,832,329

^

(1)	For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory fee of Floating Rate Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fee of the Portfolio totaled $26,393,174, of which $82,858 was allocated from Cash Management Portfolio and $26,310,316 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fee of the Portfolio totaled $18,492,605, of which $850,008 was allocated from Cash Management Portfolio and $17,642,597 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $24,109,418, of which $277,089 was allocated from Cash Management Portfolio and $23,832,329 was paid or accrued directly by the Portfolio.

Global Opportunities Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. At October 31, ^2010, the ^net assets of Global Opportunities Portfolio was $^407,387,385. For ^the period from the start of business, ^November 20, ^2009, to October 31, ^2010, the advisory fee of ^the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the ^period ended October 31, ^2010 the investment advisory ^fee for the Portfolio totaled $^2,562,377, ^of which $^24,698, ^ was allocated from Cash Management Portfolio and $^2,537,679, was paid or accrued directly by the Portfolio.

^High Income Opportunities Portfolio. For a description of the compensation ^that the Portfolio pays the investment adviser on ^the ^Portfolio’s average daily net assets up to $500 million, see the prospectus. On ^net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:^

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

^

The following table sets forth the net assets of High Income Opportunities Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2010:

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$852,159,279	^$4,565,024	$3,779,934	$4,374,158

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(1)	For the fiscal years ended October 31, 2010, 2009 and October 31, 2008, the advisory fee of High Income Opportunities Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fee of the Portfolio totaled $4,565,024, of which $1,391 was allocated from Cash Management Portfolio and $4,563,633 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fee of the Portfolio totaled $3,791,593, of which $11,659 was allocated from Cash Management Portfolio and $3,779,934 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $4,388,188, of which $14,030 was allocated from Cash Management Portfolio and $4,374,158 was paid or accrued directly by the Portfolio.

^International Income Portfolio. For a description of the compensation paid to the investment ^adviser on average daily net assets of the Portfolio, see the ^prospectus. The following table sets forth the net assets of ^International Income Portfolio and the advisory fees earned during the three fiscal years ended ^October 31, 2010:^

	Advisory Fee for Fiscal Years Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
$^168,705,449	^$691,226	$299,972	$206,482

(1^)	For the fiscal years ended October 31, ^2010, ^ 2009 and ^2008, the advisory fee of ^International Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash
Management Portfolio. For the fiscal year ended October 31, ^2010, the ^advisory ^fee of the Portfolio totaled $^691,226 of which $^2,778 was allocated from Cash Management ^Portfolio and $^688,448 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2009, the ^advisory ^fee of the Portfolio ^totalled $^299,972 of which $^28,397 was allocated from Cash Management Portfolio and $^271,575 ^was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, ^2008, the investment advisory ^fee for the
Portfolio totaled $^206,482 of which $^10,833 was allocated from Cash Management Portfolio and $^195,649 was paid or accrued directly by the Portfolio^.

^Investment Portfolio. For a description of the compensation ^that the Portfolio pays the investment ^adviser, see the prospectus. ^The following table sets forth the net assets of ^the ^Portfolio and the advisory ^fees for the three fiscal years ended October 31, 2010:^

	Advisory Fee for Fiscal Year Ended(1)
Net Assets at
^October 31, 2010	^October 31, 2010	October 31, 2009	October 31, 2008
^$526,703,595	^$2,407,876	$880,899	$399,202

^

(1)	For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory fee of Investment Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2010, the investment advisory fee of the Portfolio totaled $2,407,876, of which $11,859 was allocated from Cash Management Portfolio and $2,396,017 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2009, the investment advisory fee of the Portfolio totaled $941,626, of which $60,727 was allocated from Cash Management Portfolio and $880,899 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $441,771, of which $42,569 was allocated from Cash Management Portfolio and $399,202 was paid or accrued directly by the Portfolio.

Investment Grade Income Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees for the three fiscal years ended December 31, 2010:

	Advisory Fee for Fiscal Year Ended(1)
Net Assets at
^December 31, 2010	^December 31, 2010	December 31, 2009	December 31, 2008
^$144,018,595	^$626,376	$590,973	$589,866

(1)	For the fiscal years ended December 31, 2010, 2009 and 2008, the advisory fee of Investment Grade Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended December 31, 2010, the investment advisory fee of the Portfolio totaled $626,376, of which $161 was allocated from Cash Management Portfolio and $626,215 was paid or accrued directly by the Portfolio. For the fiscal year ended December 31, 2009, the investment advisory fee of the Portfolio totaled $604,063, of which $13,090 was allocated from Cash Management Portfolio and $590,973 was paid or accrued directly by the Portfolio. For the fiscal year ended December 31, 2008, the investment advisory fee of the Portfolio totaled $619,911, of which $30,045 was allocated from Cash Management Portfolio and $589,866 was paid or accrued directly by the Portfolio.

Multi-Sector Option Strategy Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. At October 31, 2010, the net assets of Multi-Sector Option Strategy Portfolio was $103,404,687. For the period from the start of business, August 24, 2010, to October 31, 2010, the advisory fee of the Portfolio amounted to $126,492 or 0.82% (annualized) of the Portfolio’s average daily net assets.

Each Investment ^Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of a Fund, or a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of a Fund, or a Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio or Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Fund, and the Agreement will

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terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a "^portfolio manager") of each Fund and Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio. The following table shows, as of the Funds’ and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	^8	^$17,612.5	0	$0
Other Pooled Investment Vehicles	^2	^$525.9	0	$0
Other Accounts	^0	^$0	0	$0

Michael A. Cirami(1)
Registered Investment Companies	^8	^$17,612.5	0	$0
Other Pooled Investment Vehicles	^2	^$525.9	0	$0
Other Accounts	^0	^$0	0	$0

Eric A. Stein(2)
Registered Investment Companies	61	$20,048.5	0	$0
Other Pooled Investment Vehicles	2	$ 1,018.7	0	$0
Other Accounts	0	$ 0	0	$0

Mark S. Venezia(2)
Registered Investment Companies	^12	^$23,202.2	0	$0
Other Pooled Investment Vehicles	^3	^$1,018.7	0	$0
Other Accounts	^0	^$0	0	$0

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(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invest or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).
(^2)	This portfolio manager serves as portfolio manager of one or more registered investment companies and a pooled investment vehicle that invest or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The following table shows the dollar range of shares of a Fund beneficially owned by ^its portfolio manager(s) as of the ^Funds’ most recent fiscal year ended October 31, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
Securities Owned in all
	Dollar Range of Equity Securities	Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Emerging Markets Local Income Fund
Mark S. Venezia	^$100,001 - $500,000	^over $1,000,000
John R. Baur	^None	^$100,001 - $500,000
Michael A. Cirami	^None	^$100,001 - $500,000

Global Macro Absolute Return Fund
Mark S. Venezia	^over $1,000,000	^over $1,000,000
John R. Baur	^$10,001 - $50,000	^$100,001 - $500,000
Michael A. Cirami	^$100,001 - $500,000	^$100,001 - $500,000
Eric A. Stein	$10,001 - $50,000	$50,001 - $100,000

Global Macro Absolute Return Advantage
Fund
Mark S. Venezia	None	over $1,000,000
John R. Baur	None	$100,001 - $500,000
Michael A. Cirami	None	$100,001 - $500,000
Eric A. Stein	None	$50,001 - $100,000

^International Multi-Market Local
Income Fund
Mark S. Venezia	^None	^over $1,000,000
John R. Baur	^None	^$100,001 - $500,000
Michael A. Cirami	^None	^$100,001 - $500,000

Strategic Income Fund
Mark S. Venezia	$100,001 - $500,000	Over $1,000,000
Eric A. Stein	$10,001 - $50,000	$50,001 - $100,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s or a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or the Fund and other accounts he advises. In ^addition, due to differences in the investment strategies or restrictions between a Portfolio or a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the ^Portfolio or the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

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Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Global Macro Portfolio has engaged BMR to act as its Administrator under an Administration Agreement. The Administration Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of Global Macro Portfolio and (ii) by the vote of a majority of those Trustees of Global Macro Portfolio who are not interested persons of the Portfolio or of the Administrator. Under the Administration Agreement, BMR is obligated to provide oversight of custodial services to Global Macro Portfolio and provide certain valuation, legal, accounting and tax assistance and services in connection with certain investments. In return, Global Macro Portfolio pays BMR as compensation under the Administration Agreement a monthly fee in the amount of 0.0125% (equivalent to 0.15% annually) of the average daily net assets of Global Macro Portfolio. Effective June 22, 2007 and in connection with the amendment of Global Macro Portfolio’s investment advisory agreement, BMR agreed to waive in its entirety the administration fee payable by Global Macro Portfolio. ^

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses

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incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, ^2010, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:^

Emerging Markets Local Income	Global Macro Absolute Return	Global Macro Absolute Return Advantage	^International Multi-Market Local Income	Strategic Income
^$744	^$115,388	$8	^$505	$77,538

Expenses. Each Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

^

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusetts 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in ^each Portfolio, has custody of ^each Portfolio’s assets, maintains the general ledger of ^each Portfolio and each Fund and computes the daily net asset value of interests in ^each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and ^each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or ^each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and each Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund and Portfolio is ^computed by State Street (as agent and custodian for each Fund and Portfolio) by subtracting the liabilities of the Fund and Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the

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Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser will assess the likelihood that the borrower will make a full repayment on the Senior Loan and, based on the results of that assessment, utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analysis for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans are valued in the same manner as Senior Loans.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund’s and Portfolio’s assets under normal market conditions. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges are generally valued at closing settlement prices. ^Exchange-traded ^options are ^valued at the mean ^between the ^bid and asked prices ^at Portfolio Valuation Time, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Exchange-listed securities and other instruments (including derivatives) normally are valued at closing sale prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. The Subsidiary has adopted the same valuation procedures as the Fund and the Portfolios. The Portfolio’s shares of the Subsidiary will be valued at their net asset value. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at the last sale or closing ^price on the day of valuation, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally ^traded. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust or Portfolio. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

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Foreign securities and currencies held by the Funds or Portfolios and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by State Street based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by a Fund or a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Funds or Portfolios may rely on an independent fair valuation service.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

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Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Fund or a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived

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because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney

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or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

^

Distribution Plans

The ^Trust has in effect a compensation-type Distribution Plan for ^Class A shares (the “^Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.30% (0.25% in the case of Strategic Income Fund) of the average daily net assets attributable to Class A shares for any fiscal year. ^Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares (except Global Macro Absolute Return Advantage Fund’s Class C shares). On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 4.5% for Class B and 6.25% for Class C of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expense. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan for ^Class C shares of Global Macro Absolute Return Advantage Fund (the “^Global Macro Absolute Return Advantage Fund Class C Plan”) pursuant to Rule 12b-1 under the 1940 Act. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other ^distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter shall be entitled to receive all CDSCs paid or payable with respect to Class C shares, provided that no such sales charge which would cause the Class C to exceed the maximum applicable cap imposed hereon by Rule 2830 of the FINRA Rules shall be imposed.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix E.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have ^benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of ^the Class B and Class C Plans ^and the Global Macro Absolute Return Advantage Fund Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the ^Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the ^Class B and Class C Plans ^(with the exception of the Global Macro Absolute Return Advantage Fund Class C Plan) are ^limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

^

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A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on ^November 1, 1997: Strategic Income Class A Plan; June 23, 1997: Strategic Income Class B and C Plans; April 23, 2007: Emerging Markets Local Income, Global Macro Absolute Return and International Multi-Market Local Income Class A Plan; June 15, 2009: Strategic Income Class R Plan; August 10, 2009: Global Macro Absolute Return Class C Plan; March 15, 2010 Global Macro Absolute Return Class R Plan; April 26, 2010: Emerging Markets Local Income Class C Plan; August 9, 2010: Global Macro Absolute Return Advantage Class A and C Plan; October 18, 2010: International Multi-Market Local Income Class C Plan; and November 15, 2010: Global Macro Absolute Return Advantage Class R Plan. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

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  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by each Fund or Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

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TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because each Fund invests its assets in a Portfolio, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Funds nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

^

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The portfolio turnover rate of the Portfolio’s investment in zero coupon, and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio or Fund and, in order to avoid a tax payable by the Fund, the Portfolio or Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

A Portfolio or Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio or Fund. Tax rules are not entirely clear about issues such as when a Portfolio or Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

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A Portfolio or Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or Fund, defer Portfolio or Fund losses, cause adjustments in the holding periods of Portfolio or Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio or Fund’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Portfolio.

The Fund’s positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to a Fund. If a Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by a Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term. For an option purchased by a Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by a Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by a Fund upon sale of the securities. If a call option written by a Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by a Fund at the time of option exercise.

Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from a Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in a Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by a Portfolio from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Portfolio to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Portfolio to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio’s hands. Except with respect to

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certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

^

Each Portfolio or Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio or Fund will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolios and allocated to a Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, ^2012, distributions of investment income derived from certain dividend-paying stocks designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one ^year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

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Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

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For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if

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the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of a Fund’s interests will be in U.S. real property.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser of each Portfolio and each Fund (each referred to herein as the "investment adviser"). References in this section to Portfolio includes a Fund. Each Fund and Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The

Eaton Vance Global Income Funds

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SAI dated March 1, 2011

investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio or Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

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SAI dated March 1, 2011

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during periods indicated in each table, as well as the amount of Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. ^

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SAI dated March 1, 2011

Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	10/31/10	10/31/09	10/31/08	10/31/10	10/31/10
Strategic Income Fund	$ 0	$ 0	$ 0	$ 0	$ 0
Boston Income Portfolio	$ 1,105	$ 2,821	$55,074*	$ 0	$ 0
Emerging Markets Local				^$
Income Portfolio	^$39,359*	$ 182	$ 1,229*	2,279,309	^$39,187
Floating Rate Portfolio	$ 80	$ 0	$ 0	$ 48,649	$ 80
	^$			^$	^$
Global Macro Portfolio	1,466,191*	$22,061	$35,680*	87,076,401	1,428,949
Global Macro Absolute Return
Advantage Portfolio	$ 0	n/a	n/a	$ 0	$ 0
Global Opportunities Portfolio	$ 0	n/a	n/a	$ 0	$ 0
High Income Opportunities
Portfolio	$ 18,106	$32,642	$34,260*	$16,907,338	$ 10,742
^$
International Income Portfolio	^$36,922*	$55	$473*	1,872,617	^$34,690
Investment Portfolio	$ 24,168*	$ 0	$ 7*	$ 24,168	$ 24,168
Multi-Sector Option Strategy
Portfolio	$ 14,490	n/a	n/a	$ 5,526,267	$ 14,490

* The increase/decrease in brokerage commissions for the periods shown was due to an increase/decrease in number and dollar amount of portfolio transactions involving permitted securities.

Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research

Portfolio	12/31/10	12/31/09	12/31/08	12/31/10	12/31/10

Investment Grade Income
Portfolio	$0	$0	$0	$0	$0

As of ^October 31, 2010, each Funds and each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows^:

^

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SAI dated March 1, 2011

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Strategic Income Fund	None	n/a
Boston Income Portfolio	Citigroup	$ 2,399,973
Emerging Markets Local Income Portfolio	^None	^n/a
Floating Rate Portfolio	None	n/a
Global Macro Portfolio	^JP Morgan	^$14,192,087
	^Bank of America	^$71,705,236
	^Merrill Lynch	^$7,533,270
	^Goldman Sachs	^$20,333,039
Global Macro Absolute Return Advantage Portfolio	None	n/a
Global Opportunities Portfolio	Merrill Lynch	$15,180,106
	Credit Suisse	$15,909,123
High Income Opportunities Portfolio	Citigroup	$ 707,603
International Income Portfolio	^None	^n/a
Investment Portfolio	JP Morgan	$ 8,776,714
	Morgan Stanley	$10,032,035
	UBS	$ 1,133,886
	Merrill Lynch	$ 44,151
Investment Grade Income Portfolio	None	n/a
Multi-Sector Option Strategy Portfolio	Bank of America	$ 9,011,253
	Merrill Lynch	$ 1,052,986
	JP Morgan	$ 5,333,199
	UBS	$ 1,168,485
	Morgan Stanley	$ 5,904,317
	Wells Fargo	$ 4,294,803
	Citigroup	$ 2,891,299

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^

Registrant incorporates by reference the audited financial information and the reports of the independent registered accounting firm for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Emerging Markets Local Income Fund
Emerging Markets Local Income Portfolio
Eaton Vance Global Macro Absolute Return Fund
Global Macro Portfolio
Eaton Vance Global Macro Absolute Return Advantage Fund
Global Macro Absolute Return Advantage Portfolio
Eaton Vance International Multi-Market Local Income Fund
(formerly, Eaton Vance International Income Fund)
International Income Portfolio
Eaton Vance Strategic Income Fund
(Accession Nos. 0000950123-10-117278 and 0000950123-10-117724)

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49

SAI dated March 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.^

Distribution and Service Fees
		Total Sales	Sales Charges to	Sales Charges to	CDSC Paid to	Total Distribution and Service	Paid to
	Fund	Charges Paid	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Fees Paid	Financial Intermediaries

Emerging
Markets Local
	Income	^$1,099,135	^$947,715	^$151,420	^$394	^$96,358	^$11,472

Global Macro
Absolute
	Return	^14,368,195	^12,507,587	^1,860,608	^238,000	^4,127,921	^332,413

Global Macro
Absolute
Return
	Advantage(1)	155,194	135,260	20,654	0	3,553	266

^Internation
al Multi-
Market Local
	Income	^42,074	^36,170	^ 5,904	^ 0	^20,220	^ 9,965

Strategic
	Income	4,799,603	4,007,748	791,855	22,000	3,901,439	1,760,094

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

For the fiscal years ended ^October 31, 2009 and^ October 31, 2008, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries^

	^October 31, 2009	^October 31, 2009	^October 31, 2008	^October 31, 2008
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Emerging Markets Local Income	^$22,865	^$1,810	^$26,688	^$1,593
Global Macro Absolute Return	^$1,189,933	^$105,264	^$38,831	^$2,399
^International Multi-Market Local Income	^$37,304	^$2,709	^$97,067	^$5,027
Strategic Income	^$4,235,883	^$269,685	^$3,299,048	^$184,510

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to the date Global Macro Absolute Return Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adjusted to reflect the Class A sales charge. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

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SAI dated March 1, 2011

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Emerging Markets Local Income Fund		Length of Period Ended^ October 31, 2010
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^18.65%	^12.34%
Before Taxes and Including Maximum Sales Charge		^13.03%	^10.71%
After Taxes on Distributions and Excluding Maximum Sales Charge		^15.59%	^9.09%
After Taxes on Distributions and Including Maximum Sales Charge		^10.11%	^7.51%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^12.00%	^8.68%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^8.35%	^7.29%
Class A shares commenced operations on June 27, 2007.

Global Macro Absolute Return Fund	Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^4.89%	^7.30%	^7.92%
Before Taxes and Including Maximum Sales Charge	^-0.13%	^6.26%	^7.40%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.01%	^4.93%	^5.10%
After Taxes on Distributions and Including Maximum Sales Charge	^-1.91%	^3.92%	^4.59%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.15%	^4.84%	^5.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-0.11%	^3.95%	^4.62%
Class A shares commenced operations on June 27, 2007.

^International Multi-Market Local Income Fund		Length of Period Ended October 31, 2010
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^1.70%	^9.16%
Before Taxes and Including Maximum Sales Charge		^-3.10%	^7.58%
After Taxes on Distributions and Excluding Maximum Sales Charge		^0.07%	^7.42%
After Taxes on Distributions and Including Maximum Sales Charge		^-4.66%	^5.86%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^1.08%	^6.89%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^-2.05%	^5.53%
Class A shares commenced operations on June 27, 2007.

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SAI dated March 1, 2011

Strategic Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	8.83%	7.42%	7.46%
Before Taxes and Including Maximum Sales Charge	3.62%	6.39%	6.94%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.86%	5.07%	4.70%
After Taxes on Distributions and Including Maximum Sales Charge	1.74%	4.06%	4.19%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.70%	4.94%	4.70%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.31%	4.05%	4.24%

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Emerging Markets Local Income Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^17.26%
	^American Enterprise Investment Services	^Minneapolis, MN	^10.73%
	^Pershing LLC	^Jersey City, NJ	^9.15%
	^Charles Schwab & Co., Inc.	^San Francisco, CA	^5.80%

Global Macro Absolute Return Fund	^American Enterprise Investment Services	^Minneapolis, MN	^11.07%
	^Pershing LLC	^Jersey City, NJ	^7.88%
	^Charles Schwab & Co., Inc.	^San Francisco, CA	^5.79%
	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^5.19%
Global Macro Absolute Return Advantage
Fund	Pershing LLC	Jersey City, NJ	9.86%
	American Enterprise Investment Services	Minneapolis, MN	9.45%
	Charles Schwab & Co., Inc.	San Francisco, CA	7.28%
Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	6.77%

^International Multi-Market Local
Income Fund	^Charles Schwab & Co., Inc.	^San Francisco, CA	^19.53%
	^Prudential Investment Management Service	^Newark, NJ	^9.74%
	^Pershing LLC	^Jersey City, NJ	^9.32%
	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^8.76%
	^Robert W. Baird & Co. Inc.	^Milwaukee, WI	^8.22%
	^American Enterprise Investment Services	^Minneapolis, MN	^7.72%

Strategic Income Fund	American Enterprise Investment Services	Minneapolis, MN	35.72%
	Pershing LLC	Jersey City, NJ	9.11%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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SAI dated March 1, 2011

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Charges	Fees	Financial Intermediaries

Strategic Income	$1,091,051	$1,226,474	$236,000	$45,657,000 (28.1%)	$408,824	$330,308

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Strategic Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	8.14%	6.58%	6.64%
Before Taxes and Including Maximum Sales Charge	3.14%	6.26%	6.64%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.44%	4.51%	4.18%
After Taxes on Distributions and Including Maximum Sales Charge	1.44%	4.17%	4.18%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.26%	4.39%	4.18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.01%	4.10%	4.18%

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Strategic Income Fund	Pershing LLC	Jersey City, NJ	15.07%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.71%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Global Income Funds

53

SAI dated March 1, 2011

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges (if applicable) under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

	Commission Paid by	Distribution Fee				Service Fees
	Principal Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Principal Underwriter	Charges	Fees	Financial Intermediaries

Emerging Markets
Local Income(1)	$253,911	$ 18,914	$ 0	$ 0	$ 6,305	$ 63,478

Global Macro
Absolute Return	^10,421,639	^5,129,469	^174,000	^0	^1,709,823	^2,616,103

Global Macro
Absolute Return
Advantage(2)	64,519	2,130	0	n/a	710	16,130

Strategic Income	5,106,197	5,244,167	136,000	55,284,000 (7.1%)	1,748,055	1,546,140

(1)	For the period from the start of business, ^August 1, ^2010, to October 31, ^2010.
(^2)	For the period from the start of business, ^August 31, ^2010, to October 31, ^2010.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in ^of $1,^000 in this Class of shares for the periods shown in each table. Total return for the period prior to the date Global Macro Absolute Return Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adjusted to reflect the Class A sales charge. Total return prior to August 1, 2010 for Emerging Markets Local Income Fund reflects the total return of the Fund’s Class A shares. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies^.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

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^

Emerging Markets Local Income Fund		Length of Period Ended October 31, 2010
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		18.49%	12.29%
Before Taxes and Including Maximum Sales Charge		17.49%	12.29%
After Taxes on Distributions and Excluding Maximum Sales Charge		15.47%	8.85%
After Taxes on Distributions and Including Maximum Sales Charge		14.47%	8.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		11.85%	8.43%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		11.20%	8.43%
Class C shares commenced operations on August 3, 2010.

Global Macro Absolute Return Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^4.21%	^7.12%	^7.84%
Before Taxes and Including Maximum Sales Charge	^3.21%	^7.12%	^7.84%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.61%	^4.80%	^5.04%
After Taxes on Distributions and Including Maximum Sales Charge	^1.61%	^4.80%	^5.04%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.71%	^4.72%	^5.01%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.07%	^4.72%	^5.01%
Class C shares commenced operations on October 1, 2009.

Strategic Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	8.00%	6.58%	6.65%
Before Taxes and Including Maximum Sales Charge	7.00%	6.58%	6.65%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.30%	4.51%	4.18%
After Taxes on Distributions and Including Maximum Sales Charge	5.30%	4.51%	4.18%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.17%	4.39%	4.18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	4.52%	4.39%	4.18%

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

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Emerging Markets Local Income Fund	Morgan Stanley Smith Barney	Jersey City, NJ	18.58%
	Citigroup Global Market, Inc.	Owings Mills, MD	18.11%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.43%
Global Macro Absolute Return Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^23.88%
	^Citigroup Global Markets, Inc.	^Owings Mills, MD	^13.50%
	^Morgan Stanley Smith Barney	^Jersey City, NJ	^10.98%
	^Raymond James Omnibus for Mutual Funds House
	Account Firm	^St. Petersburg, FL	^7.13
Global Macro Absolute Return Advantage
Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	28.09%
	Citigroup Global Markets, Inc.	Owings Mills, MD	11.51%
	Morgan Stanley Smith Barney	Jersey City, NJ	7.28%
	Pershing LLC	Jersey City, NJ	6.72%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	5.24%
Strategic Income	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.38%
	Pershing LLC	Jersey City, NJ	10.69%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	7.80%
	American Enterprise Investment Services	Minneapolis, MN	6.37%
	Citigroup Global Markets, Inc.	Owings Mills, MD	5.72%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX ^D

Class ^I Performance & Ownership

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in ^of $1,^000 in this Class of shares for the periods shown in each table. Total return for the period prior to the date Global Macro Absolute Return Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adjusted to reflect the Class A sales charge. Total return prior to April 3, 2009 and November 30, 2009 for Strategic Income Fund and Emerging Markets Local Income Fund, respectively, reflects the total return of the Fund’s Class A shares. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.^

Emerging Markets Local Income Fund		Length of Period Ended October 31, 2010
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes		18.61%	12.32%
After Taxes on Distributions		15.71%	8.91%
After Taxes on Distributions and Redemptions		11.99%	8.49%
Class I shares commenced operations on November 30, 2009.

Global Macro Absolute Return Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes	^5.24%	^7.48%	^8.02%
After Taxes on Distributions	^3.27%	^5.04%	^5.16%
After Taxes on Distributions and Redemptions	^3.38%	^4.96%	^5.13%
Class I shares commenced operations on June 27, 2007.

Strategic Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes	9.23%	7.46%	7.48%
After Taxes on Distributions	7.16%	5.09%	4.71%
After Taxes on Distributions and Redemptions	5.95%	4.96%	4.71%
Class I shares commenced operations on April 3, 2009.

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Control Persons and Principal Holders of Securities. ^As at ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following ^record owners held the ^amounts of Class I shares indicated below, which ^were held either (i) ^individually or (ii) ^on behalf of their customers who are the beneficial owners of such shares and as to which ^they have voting ^power under certain limited circumstances:^

Emerging Markets Local Income Fund	Citigroup Global Markets, Inc.	Owings Mills, MD	25.19%
	Prudential Investment Management Service	Newark, NJ	18.16%
	DBTCO	Dubuque, IA	13.04%
	Morgan Stanley Smith Barney	Jersey City, NJ	12.10%
	LPL Financial	San Diego, CA	8.81%
	NFS LLC FEBO US Bank National Association	Milwaukee, WI	5.33%
Global Macro Absolute Return Fund	^Merrill Lynch, Pierce, Fenner & Smith	^Jacksonville, FL	^13.56%
	^Charles Schwab & Co., Inc.	^San Francisco, CA	^11.62%
	^Citigroup Global Markets, Inc.	^Owings Mills, MD	^6.67%
	^Prudential Investment Management Service	^Newark, NJ	^6.62%
Global Macro Absolute Return
Advantage Fund	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	36.23%
	Citigroup Global Markets, Inc.	Owings Mills, MD	18.88%
	Morgan Stanley Smith Barney	Jersey City, NJ	14.69%
	Prudential Investment Management Service	Newark, NJ	10.25%
Strategic Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	46.86%
	Prudential Investment Management Service	Newark, NJ	13.26%
	Charles Schwab & Co. Inc.	San Francisco, CA	9.94%
	Citigroup Global Markets, Inc.	Owings Mills, MD	9.80%
	LPL Financial	San Diego, CA	6.12%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX ^E

Class ^R Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended October 31, 2010, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid and (3) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

	Distribution Fee		Service Fees
	Paid to	Total Service	Paid to
	Principal Underwriter	Fees Paid	Financial Intermediaries

Global Macro
Absolute Return	$648	$648	$573

Strategic Income	992	992	992

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to the date Global Macro Absolute Return Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adjusted to reflect the Class A sales charge. Total return prior to August 3, 2009 for Strategic Income Fund reflects the total return of the Fund’s Class A shares. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Global Macro Absolute Return	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	4.75%	8.07%	8.31%
Before Taxes and Including Maximum Sales Charge	4.75%	8.07%	8.31%
After Taxes on Distributions and Excluding Maximum Sales Charge	2.96%	5.69%	5.48%
After Taxes on Distributions and Including Maximum Sales Charge	2.96%	5.69%	5.48%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	3.06%	5.50%	5.40%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	3.06%	5.50%	5.40%
Class R commenced operations on April 8, 2010

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Strategic Income	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	8.84%	7.38%	7.44%
Before Taxes and Including Maximum Sales Charge	8.84%	7.38%	7.44%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.96%	5.03%	4.64%
After Taxes on Distributions and Including Maximum Sales Charge	6.96%	5.03%	4.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.71%	4.90%	4.63%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.71%	4.90%	4.63%
Class R commenced operations on August 3, 2009

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Global Macro Absolute Return
Fund	ING National Trust	Windsor, CT	46.91%
	Morgan Stanley Smith Barney	Jersey City, NJ	36.22%
	LPL Financial A/C 1000-0005	San Diego, CA	5.96%
	LPL Financial A/C 4623-1610	San Diego, CA	5.01%
Global Macro Absolute Return
Advantage Fund	NTC & Co. FBO Randall J. Charbeneau	Denver, CO	98.69%
Strategic Income Fund	Counsel Trust DBA MATC FBO Bob Thomas Dealerships 401(k) Plan	Pittsburgh, PA	32.62%
	Morgan Stanley Smith Barney	Jersey City, NJ	20.90%
	MG Trust Company FBO Smith Debnam	Denver, CO	912.19%
	NTC & Co. FBO David G. Hull	Denver, CO	9.22%
	MG Trust Company FBO Ohio State University 403(B) Plan	Denver, CO	6.08%
	Alerus Financial FBO GMI, Inc. 401(k) Plan	St. Paul, MN	5.59%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX ^F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

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B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX ^G

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX ^H

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the
Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.
In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.
In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these
Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and
Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

^

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SAI dated March 1, 2011

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the
Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy
Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No
Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy
Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of
Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s
EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

Eaton Vance Global Income Funds 74 SAI dated March 1, 2011

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

Eaton Vance Global Income Funds 75 SAI dated March 1, 2011

basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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SAI dated March 1, 2011

STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

^Eaton Vance Tax-Managed ^Equity Asset Allocation Fund
Class A Shares - EAEAX      Class B Shares - EBEAX      Class C Shares - ECEAX
^Eaton Vance Tax-Managed ^Global Dividend Income Fund
Class A Shares - EADIX      Class B Shares - EBDIX      Class C Shares - ECDIX      Class I Shares - EIDIX
Eaton Vance Tax-Managed International Equity Fund
Class A Shares - ETIGX      Class B Shares - EMIGX      Class C Shares - ECIGX      Class I Shares - EITIX
Eaton Vance Tax-Managed Mid-Cap Core Fund
Class A Shares - EXMCX      Class B Shares - EBMCX      Class C Shares - ECMCX
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class A Shares - EACPX      Class B Shares - EBCPX      Class C Shares - ECCPX
Eaton Vance Tax-Managed Small-Cap Fund
Class A Shares - ETMGX      Class B Shares - EMMGX      Class C Shares - ECMGX      Class I Shares - EIMGX
Eaton Vance Tax-Managed Small-Cap Value Fund
Class A Shares - ESVAX      Class B Shares - ESVBX      Class C Shares - ESVCX      Class I Shares - ESVIX
Eaton Vance Tax-Managed Value Fund
Class A Shares - EATVX      Class B Shares - EBTVX      Class C Shares - ECTVX      Class I Shares - EITVX

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their underlying Portfolios, if applicable. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^35
Investment Restrictions	^11	Sales Charges	^37
Management and Organization	^12	Performance	^39
Investment Advisory and Administrative Services	^23	Taxes	^41
Other Service Providers	^33	Portfolio Securities Transactions	^46
Calculation of Net Asset Value	^34	Financial Statements	^49

Appendix A: Class A Fees, Performance and Ownership	^50	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^65
Appendix B: Class B Fees, Performance and Ownership	^54	Appendix G: Adviser Proxy Voting Policies and Procedures	^67
Appendix C: Class C Fees, Performance and Ownership	^58	Appendix H: Eagle Global Advisors, L.L.C. Proxy Voting Procedures	^72
Appendix D: Class I Performance and Ownership	^62	Appendix I: Atlanta Capital Management Company, LLC Proxy Voting Policies	^77
Appendix E: Equity Rankings	^64	Appendix J: Fox Asset Management Proxy Voting Policy	^81

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). As set forth in the prospectus, certain Funds and Portfolios have a policy of investing at least 80% of their net assets in companies within a certain market capitalization, which is determined by reference to a particular market index (the "Index"). For purposes of establishing the market capitalizations of companies included in the Index for a particular month, these Funds and Portfolios will refer to the market capitalizations of companies included in the Index as of the first business day of that month.

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains -which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. These rates are scheduled to increase to 39.6% and 20%, respectively, for taxable years beginning on or after January 1, 2013. The provisions of the Code applicable to qualified dividend income are effective through ^2012 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. Each Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in ^2013 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Realized losses that are allocated from a Portfolio to Tax-Managed Equity Asset Allocation Fund are available to that Fund to offset realized gains allocated to the Fund by other Portfolios. An investor investing in multiple mutual funds cannot offset capital gains distributed by one fund with capital losses realized by another fund, or offset capital gain realized on the sale of one fund’s shares with the capital losses realized by another fund unless the shares of that fund are sold.

As noted in the prospectus, Tax-Managed Equity Asset Allocation Fund may withdraw cash from an overweighted Portfolio for investment in an underweighted Portfolio. Withdrawal and reinvestment of available Portfolio cash usually does not trigger the recognition of taxable gains or losses. The Fund may also use cash invested by new shareholders to add to the Fund’s underweighted Portfolio positions. The Fund expects that the foregoing rebalancing techniques should enable the Fund to maintain its asset allocation within targeted ranges with substantially fewer taxable events than comparably rebalanced portfolios of stand-alone mutual funds.

Equity Investments. Each Portfolio and Tax-Managed Global Dividend Income Fund invests primarily in common stocks and securities convertible into common stocks. Each Portfolio and Tax-Managed Global Dividend Income Fund also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

Tax-Managed Global Dividend Income Fund invests primarily in dividend-paying common stocks and preferred stocks. Tax-Managed Global Dividend Income Fund also may invest in debt securities, warrants, equity interests in trusts, partnerships (including master limited partnerships), joint ventures and other unincorporated entities or enterprises, and other securities and instruments. The Fund may invest in preferred stocks that are rated below investment grade ("junk bonds"). Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to make dividend payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated preferred stocks are also more likely to react to real or perceived developments affecting market and credit risk than are higher rated preferred stocks, which react primarily to movements in the general level of interest rates. The Fund may also invest in debt securities (normally limited to securities convertible into common stocks) warrants and other securities and instruments.

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SAI dated March 1, 2011

Master Limited Partnerships ("MLPs"). MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid.

Emerging Markets Investments. A high proportion of the shares of many issuers in emerging market countries (the “Region”) may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund or Portfolio in particular securities. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The limited liquidity of securities markets in the Region may also affect the ability of a Fund or Portfolio to acquire or dispose of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Governmental action can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of income, gains or initial capital from these countries can occur.

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SAI dated March 1, 2011

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because the markets are particularly sensitive to social, political, economic and currency events.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be used to enhance return (which may be considered speculative), to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; covered short sales; equity collars and equity swap agreements. A Portfolio and Tax-Managed Global Dividend Income Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. A Portfolio or Tax-Managed Global Dividend Income Fund incurs costs in opening and closing derivatives positions.

A Portfolio or Tax-Managed Global Dividend Income Fund may use derivative instruments and trading strategies, including the following:

Options on ^Securities, Indices and Currencies. A Portfolio or Tax-Managed Global Dividend Income Fund may engage in transactions in exchange traded and over-the-counter (“OTC”) options. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. The Staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Call Options. A purchased call option gives a Portfolio or Tax-Managed Global Dividend Income Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period. A Portfolio or Tax-Managed Global Dividend Income Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

A Portfolio or Tax-Managed Global Dividend Income Fund also is authorized to write (i.e., sell) call options and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio or Tax-Managed Global Dividend Income Fund, in return for a premium, gives another party a right to buy specified securities owned by the Portfolio or Tax-Managed Global Dividend Income Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio or Tax-Managed Global Dividend Income Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio’s or Tax-Managed Global Dividend Income Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Portfolio or Tax-Managed Global Dividend Income Fund enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio’s or Tax-Managed Global Dividend Income Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining. While the Portfolio or Tax-Managed Global Dividend Income Fund generally will write only covered call options, the Portfolio or Tax-Managed Global Dividend Income Fund may sell a stock underlying a call option prior to entering into a closing purchase transaction on up to 5% of a Portfolio’s or Tax-Managed Global Dividend Income Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. Uncovered calls have speculative characteristics and are riskier than covered calls because there is no underlying security held by the Portfolio’s or Tax-Managed Global Dividend Income Fund’s that can act as a partial hedge.

Put Options. A Portfolio or Tax-Managed Global Dividend Income Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to ^seek return. By buying a put option, a Portfolio or Tax-Managed Global Dividend Income Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting the Portfolio’s or Tax-Managed Global Dividend Income Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio or Tax-Managed Global Dividend Income Fund ^position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Portfolio or Tax-Managed Global Dividend Income Fund also may purchase uncovered put options.

Eaton Vance Tax-Managed Funds

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A Portfolio and Tax-Managed Global Dividend Income Fund also has authority to write (i.e., sell) put options. A Portfolio or Tax-Managed Global Dividend Income Fund will receive a premium for writing a put option, which increases the Portfolio’s or Tax-Managed Global Dividend Income Fund’s return. A Portfolio or Tax-Managed Global Dividend Income Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded OTC or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

Futures. A Portfolio or Tax-Managed Global Dividend Income Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio or Tax-Managed Global Dividend Income Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio or Tax-Managed Global Dividend Income Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Portfolio’s or Tax-Managed Global Dividend Income Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio or Tax-Managed Global Dividend Income Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Portfolio or Tax-Managed Global Dividend Income Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio or Tax-Managed Global Dividend Income Fund was attempting to identify specific securities in which to invest in a market the Portfolio or Tax-Managed Global Dividend Income Fund believes to be attractive. In the event that such securities decline in value or a Portfolio or Tax-Managed Global Dividend Income Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio or Tax-Managed Global Dividend Income Fund may realize a loss relating to the futures position.

A Portfolio or Tax-Managed Global Dividend Income Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio or Tax-Managed Global Dividend Income Fund entered into futures transactions. A Portfolio or Tax-Managed Global Dividend Income Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio or Tax-Managed Global Dividend Income Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio or Tax-Managed Global Dividend Income Fund intends to purchase.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or Tax-Managed Global Dividend Income Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures

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contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Each Portfolio or Tax-Managed Global Dividend Income Fund has claimed an exclusion from the definition of the term Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO.

Foreign Currency Transactions. A Portfolio or Tax-Managed Global Dividend Income Fund may engage in spot transactions and forward foreign currency exchange contracts and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or, to seek to enhance returns. Such transactions could be effected with respect to hedges on foreign dollar denominated securities owned by a Portfolio or Tax-Managed Global Dividend Income Fund, sold by a Portfolio or Tax-Managed Global Dividend Income Fund but not yet delivered, or committed or anticipated to be purchased by a Portfolio or Tax-Managed Global Dividend Income Fund.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio or Tax-Managed Global Dividend Income Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position or, to seek to enhance returns.

Proxy hedging is often used when the currency to which a Portfolio or Tax-Managed Global Dividend Income Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Portfolio’s or Tax-Managed Global Dividend Income Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio or Tax-Managed Global Dividend Income Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio or Tax-Managed Global Dividend Income Fund is engaged in proxy hedging. A Portfolio or Tax-Managed Global Dividend Income Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio or Tax-Managed Global Dividend Income Fund has or in which the Portfolio or Tax-Managed Global Dividend Income Fund expects to have portfolio exposure.

Some of the forward foreign currency contracts entered into by a Portfolio or Tax-Managed Global Dividend Income Fund ^may be classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time ^of settlement ^is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Currency Futures. ^A Portfolio or Tax-Managed Global Dividend Income Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts while forward foreign exchange transactions are traded in the OTC market. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. ^A Portfolio or Tax-Managed Global Dividend Income Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. ^The Portfolio or Tax-Managed Global Dividend Income Fundmay engage in transactions in options on currencies either on exchanges or OTC markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.^

Risk Factors in Hedging Foreign Currency. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. Although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will

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not be accurately predicted and that a Portfolio’s or Tax-Managed Global Dividend Income Fund’s hedging strategies will be ineffective. To the extent that a Portfolio or Tax-Managed Global Dividend Income Fund hedges against anticipated currency movements that do not occur, the Portfolio or Tax-Managed Global Dividend Income Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio or Tax-Managed Global Dividend Income Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.^

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

Whether a Portfolio’s or Tax-Managed Global Dividend Income Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio or Tax-Managed Global Dividend Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio or Tax-Managed Global Dividend Income Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, a Portfolio or Tax-Managed Global Dividend Income Fund will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements are also subject to the risk that a Portfolio or Tax-Managed Global Dividend Income Fund will not be able to meet its obligations to the counterparty. A Portfolio or Tax-Managed Global Dividend Income Fund, however, will segregate liquid assets equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost a Portfolio or Tax-Managed Global Dividend Income Fund initially to make an equivalent direct investment, plus or minus any amount a Portfolio or Tax-Managed Global Dividend Income Fund is obligated to pay or is to receive under the swap agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s or Tax-Managed Global Dividend Income Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Derivatives. ^Tax-Managed Global Dividend Income Fund may engage in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) to seek to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. Credit derivatives are instruments that are intended to provide a long or short exposure to a particular issuer, basket of issuers or economic indicator (such as interest rates). Credit derivatives include credit default swaps, total return swaps, interest rate swaps, credit options, credit-linked notes, forward rate contracts and other instruments that have substantially similar characteristics and risks. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The primary risks associated with credit derivative are imperfect correlation, unanticipated market movement, counterparty risk and liquidity risk.

Short Sales. A Portfolio and Tax-Managed Global Dividend Income Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale).

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A Portfolio and Tax-Managed Global Dividend Income Fund may sell short securities representing an index or basket of securities whose constituents the Portfolio or Tax-Managed Global Dividend Income Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by a Portfolio or Tax-Managed Global Dividend Income Fund.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. ^Each Portfolio and Tax-Managed Global Dividend Income Fund expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by a Portfolio or Tax-Managed Global Dividend Income Fund. Such losses may be substantial.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio and Tax-Managed Global Dividend Income Fund will only engage in transactions that expose it to an obligation to another party if it owns either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. ^Each Portfolio and Tax-Managed Global Dividend Income Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Trust Certificates. Among the income-producing securities in which Tax-Managed Global Dividend Income Fund may invest are trust certificates, which are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred stocks and other securities, in order to customize the risk/return profile of a particular security.

Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Therefore, the certificates will be subject to the risks described under “Pooled Investment Vehicles” below. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act, as amended. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. If market quotations are not readily available for the certificates, they will be valued by the Fund at fair value pursuant to procedures adopted by the Board.

Pooled Investment Vehicles. Each Portfolio and Tax-Managed Global Dividend Income Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio and Tax-Managed Global Dividend Income Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio and Tax-Managed Global Dividend Income Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio and Tax-Managed Global Dividend Income Fund invests in an affiliated money market fund or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the Portfolio and Tax-Managed Global Dividend Income Fund advisory fee.

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Exchange-Traded Funds. ^Each Portfolio and Tax-Managed Global Dividend Income Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio or Tax-Managed Global Dividend Income Fund. Moreover, the Portfolio or Tax-Managed Global Dividend Income Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that ^a Portfolio or Tax-Managed Global Dividend Income Fund invests in ETFs, the Portfolio or Tax-Managed Global Dividend Income Fund must bear these expenses in addition to the expenses of its own operation.

Fixed-Income Securities. Tax-Managed Global Dividend Income Fund may purchase fixed-income securities. Fixed-income securities include convertible bonds and convertible stocks and corporate debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, Tax-Managed Global Dividend Income Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, Tax-Managed Global Dividend Income Fund may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Securities Lending. ^A Portfolio or Tax-Managed Global Dividend Income Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio or Tax-Managed Global Dividend Income Fund may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio or Tax-Managed Global Dividend Income Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or Tax-Managed Global Dividend Income Fund or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio or Tax-Managed Global Dividend Income Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio or Tax-Managed Global Dividend Income Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

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A Portfolio or Tax-Managed Global Dividend Income Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio or Tax-Managed Global Dividend Income Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Portfolio or Tax-Managed Global Dividend Income Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Portfolio or Tax-Managed Global Dividend Income Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio or Tax-Managed Global Dividend Income Fund.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase ^Class I shares of Tax-Managed Global Dividend Income Fund, Tax-Managed International Equity Fund, Tax-Managed Small-Cap Fund, Tax-Managed Small-Cap Value Fund and Tax-Managed Value Fund and Class A shares of the other Funds at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a ^Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a ^Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio and Tax-Managed Global Dividend Income Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include an affiliated money market fund or similar fund which invests in such short-term securities.

Portfolio Turnover. Each Portfolio and Tax-Managed Global Dividend Income Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds with a similar investment strategy, except to the extent each Portfolio and Tax-Managed Global Dividend Income Fund sells securities in

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order to generate capital losses. Selling securities for such purposes will increase each Portfolio and Tax-Managed Global Dividend Income Fund’s turnover rate and the trading costs it incurs. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Tax-Managed Global Dividend Income Fund cannot accurately predict its portfolio turnover rate but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less) in connection with dividend capture strategies or to the extent the Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase the Fund’s turnover rate and the trading costs it incurs. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the Fund’s portfolio turnover rate was ^127%, ^101% and ^181%, respectively, as a result of the Fund’s dividend capture trading strategies. Portfolio turnover may be higher during certain periods due to the seasonality of opportunities to ^exercise the Fund’s dividend capture trading strategies.

Tax-Managed ^Multi-Cap Growth Portfolio cannot accurately predict its portfolio turnover ^rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) ^necessarily involves greater expenses to the ^Portfolio and may result in ^a realization of net short-term capital ^gains.  ^During the ^fiscal years ended October 31, ^2010, ^2009 and ^2008, the ^portfolio turnover rate of Tax-Managed Multi-Cap Growth Portfolio was ^200%, ^205% and ^283%, respectively^.

Tax-Managed Small-Cap Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio and may result in a realization of net short-term capital gains. During the fiscal years ended October 31, 2010, 2009 and 2008, the portfolio turnover rate of Tax-Managed Small-Cap Portfolio was 114%, 95% and 93%, respectively.

Diversified Status. Each of the Funds and Portfolios are a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Portfolio Investing.  A Fund that invests in a "master-feeder" or "fund-of-funds" structure may discontinue use of that structure without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In such event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its Portfolio assets.

^

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) (except for Tax-Managed Small-Cap and Tax-Managed International Equity Funds) lending cash consistent with applicable law;

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(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction for Tax- Managed Dividend Income Fund, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, each Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

In addition, to the extent a registered open-end investment company acquires securities of a ^portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such ^portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The

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Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “GP” refers to Tax-Managed Growth Portfolio, “IEP” refers to Tax-Managed International Equity Portfolio, “MCCP” refers to Tax-Managed Mid-Cap Core Portfolio, “MCGP” refers to Tax-Managed Multi-Cap Growth Portfolio, “SCP” refers to Tax-Managed Small-Cap Portfolio, "SCVP" refers to Tax-Managed Small-Cap Value Portfolio and “VP” refers to Tax-Managed Value Portfolio.

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and^ Year of Birth

Interested Trustee

THOMAS E. FAUST JR.	^Trustee	^Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of^ 175 registered investment companies and^ 1 private investment
company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and
EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (^2006-2010).
Formerly, President and Chief Executive Officer, Prizm Capital
Management, LLC (investment management firm) (2002-2005).
Formerly, Executive Vice President and Chief Financial Officer, United
Asset Management Corporation (an institutional investment
management firm) (1982-2001). Formerly, Senior Manager, Price
Waterhouse (now PricewaterhouseCoopers) (an independent
registered public accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

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SAI dated March 1, 2011

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust/Portfolio Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience		Other Directorships Held During Last Five Years(2)
Name and^ Year of Birth
^
LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957		Trust, IEP and	and Professor of Law (2001-2006), University of California at Los
		SCP since	Angeles School of Law. Professor Stout teaches classes in corporate
		1998, of MCGP	law and securities regulation and is the author of numerous
		since 2000	academic and professional papers on these areas.
and of MCCP,
SCVP and VP
since 2001

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).
^

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President of the Trust, GP, IEP,	President of the Trust since	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957	MCGP and MCCP and Vice	2011, of GP, IEP, MCGP and	Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.
	President of SCP, SCVP and VP	SCVP since 2002, and of
MCCP since 2007 and Vice
President of SCP and VP since
2011*

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

EDWARD R. ALLEN, III	Vice President of IEP	Since 2004	Senior Partner of Eagle Global Advisors, L.L.C. ("Eagle"). Officer of 3 registered investment
^1960			companies managed by Eaton Vance or BMR.

MICHAEL A. ALLISON	Vice President of GP	Since 2008	Vice President of Eaton Vance and BMR. Officer of 27 registered investment companies managed
^1964			by Eaton Vance or BMR.

YANA S. BARTON	Vice President of GP	Since 2008	Vice President of Eaton Vance and BMR. Officer of 10 registered investment companies managed
^1975			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of ^36 registered investment companies
^1970			managed by Eaton Vance or BMR.

MATTHEW F. BEAUDRY	Vice President of VP	Since 2009	Vice President of Eaton Vance and BMR since 2006. Previously, Senior Vice President, Alliance
^1962			Bernstein Investment Research and Management (2000-2006). Officer of ^10 registered investment companies managed by Eaton Vance or BMR.

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SAI dated March 1, 2011

Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years

MARIA C. CAPPELLANO	Vice President of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^1963			managed by Eaton Vance or BMR.
^
JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

JOHN D. CROWLEY	Vice President of VP	Since 2009	Vice President of Eaton Vance and BMR. Officer of ^10 registered investment companies
^1971			managed by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

GREGORY R. GREENE	Vice President of SCVP	Since 2006	Managing Director of Fox Asset Management LLC ("Fox") and member of the Investment
^1966			Committee. Officer of ^18 registered investment companies managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III	Vice President of MCCP	Since 2001	Managing Partner and member of the ^Management Committee of Atlanta Capital Management
^1948			Company, L.L.C. ("Atlanta Capital"). Officer of ^1 registered investment companies managed by Eaton Vance or BMR.

THOMAS N. HUNT, III	Vice President of IEP	Since 2004	Senior Partner of Eagle. Officer of 3 registered investment companies managed by Eaton
^1964			Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

STEPHEN J. KASZYNSKI	Vice President of VP	Since 2009	Vice President of Eaton Vance and BMR since 2008. Previously, Managing Director and Head of
^1954			U.S. Equities for Credit Suisse Asset Management, and lead portfolio manager of a Credit Suisse fund (2004-2007). Officer of ^10 registered investment companies managed by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^1960			by Eaton Vance or BMR.

KWANG KIM	Vice President of MCGP	Since 2010	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed
^1975			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^1962			by Eaton Vance or BMR.

MICHAEL R. MACH	President of VP	Since 2011*	Vice President of Eaton Vance and BMR. Officer of ^28 registered investment companies
^1947			managed by Eaton Vance or BMR.

ROBERT J. MILMORE	Vice President of SCVP	Since 2006	Vice President of Fox and member of the Investment Committee. ^Officer of ^18 registered
^1969			investment companies managed by Eaton Vance or BMR.

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SAI dated March 1, 2011

Term of Office and Length of Service
Name and ^Year of Birth	Trust/Portfolio Position(s)		Principal Occupation(s) During Past Five Years

G.R. NELSON	Vice President of MCGP	Since 2010	Vice President of Eaton Vance and BMR. Officer of 2 registered investment companies managed
^1974			by Eaton Vance or BMR.

GERALD I. MOORE	Vice President of MCGP	Since 2010	Vice President of Eaton Vance and BMR since 2010. Previously, Managing Director/Senior
^1963			Portfolio Manager (2007-2010) and Senior Vice President/Senior Portfolio Manager (2002-2006)
at Putnam Investments. Officer of 2 registered investment companies managed by Eaton Vance or BMR.

J. BRADLEY OHLMULLER	Vice President of SCVP	Since 2005	Principal of Fox and member of the Investment Committee. Officer of ^18 registered investment
^1968			companies managed by Eaton Vance or BMR.

LEWIS R. PIANTEDOSI	Vice President of GP	Since 2006	Vice President of Eaton Vance and BMR. Officer of 10 registered investment companies managed
^1965			by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^1954			managed by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1961			managed by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
^1980			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.

DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.

NANCY B. TOOKE	President of SCP	2011*	Vice President of Eaton Vance and BMR. Previously, Senior Managing Director and small- and mid-
^1946			cap core portfolio manager with ForstmannLeff Associates (2004-2006). Officer of 3 registered investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^69 registered investment companies
^1975			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957		each Portfolio since 2008	managed by Eaton Vance or BMR.

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SAI dated March 1, 2011

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1953			managed by Eaton Vance or BMR.

*	Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001 and as President of SCP and VP since 2002, Mr. Mach served as Vice President of VP since 2001 and Ms. Tooke served as Vice President of SCP since 2006.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of a Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Funds and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Funds and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Funds and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following:

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SAI dated March 1, 2011

(i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

     Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

Eaton Vance Tax-Managed Funds

18

SAI dated March 1, 2011

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^October 31, 2010, the Contract Review Committee convened eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Eaton Vance Tax-Managed Funds

19

SAI dated March 1, 2011

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by

	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)^	Stout(2)	Verni(2)

^
Tax-Managed Equity
Asset Allocation
Fund	None	None	None	None	None	None^	None	None

Tax-Managed
Global Dividend
Income Fund	None	$10,000 - $50,000	None	$10,000 - $50,000	None	None^	None	None

Tax-Managed
International Equity
Fund	None	$10,000 - $50,000	None	None	None	None^	None	None

Tax-Managed
Mid-Cap Core Fund	None	None	None	None	None	None^	None	None

Tax-Managed Multi-
Cap Growth Fund	None	$10,000 - $50,000	None	None	None	None^	None	None

Tax-Managed Small-
Cap Fund	None	$10,000 - $50,000	None	None	None	None^	None	None

Tax-Managed Small-
Cap Value Fund	None	None	None	None	None	None^	None	None

Tax-Managed
Value Fund	None	$10,000 - $50,000	None	None	None	None^	None	None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000^	over $100,000^(3)	over $100,000

(1)	Interested Trustee
(2)	Noninterested Trustees
^(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Eaton Vance Tax-Managed Funds

20

SAI dated March 1, 2011

Trustees of Tax-Managed Global Dividend Income Fund and the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by Tax-Managed Global Dividend Income Fund and the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^Tax-Managed Global Dividend Income Fund and the Portfolios, and will not obligate Tax-Managed Global Dividend Income Fund and the Portfolios to retain the services of any Trustee or obligate Tax-Managed Global Dividend Income Fund and the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

Source of
Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Ronald A. Pearlman	Helen Frame Peters^	Lynn A. Stout	Ralph F. Verni
Trust(2)	$^10,175	$^9,290	$^10,175	$^10,175	$^9,290	$^10,175	$^14,377
International Equity
Portfolio	^811	^740	^811	^811	^ 740	^811(3)	^ 1,146(4)
Mid-Cap Core Portfolio	^ 375	^342	^ 375	^ 375	^ 342	^375(3)	^ 530(4)
Multi-Cap Growth
Portfolio	^ 604	^ 552	^604	^ 604	^552	^ 604(3)	^ 854(4)
Small-Cap Portfolio	^ 759	^ 693	^ 759	^ 759	^693	^ 759(3)	^ 1,072(4)
Small-Cap Value
Portfolio	^ 362	^ 331	^ 362	^362	^331	^ 362(3)	^ 512(4)
Value Portfolio	^ 6,195	^ 5,656	^6,195	^ 6,195	^ 5,656	^ 6,195(3)	^ 8,753(4)
Trust and Fund
Complex(1)	$230,000	$210,000	$230,000	$230,000	$^210,000	$230,000(5)	$325,000(6)
^

(1)	As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $9,290 from the Trust, $740 from International Equity Portfolio, $342 from Mid-Cap Core Portfolio, $552 from Multi-Cap Growth Portfolio, $693 from Small-Cap Portfolio, $331 from Small-Cap Value Portfolio and $5,656 from Value Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of 30 Funds as of ^October 31, 2010.
(3)	Includes deferred compensation as follows: International Equity - $^175; Mid-Cap Core - $^80; Multi-Cap Growth - $^130; Small-Cap - $^163; Small-Cap Value - $^78; and Value - $1,^328.
(4)	Includes deferred compensation as follows: International Equity - $^629; Mid-Cap Core - $^290; Multi-Cap Growth - $^468; Small-Cap - $^588; Small-Cap Value - $^281; and Value - $4,^795.
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,^500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company^. On June 7, 2010, Eaton Vance Tax-Managed Dividend Income Fund changed its name to "Eaton Vance Tax-Managed Global Dividend Income Fund". The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

Eaton Vance Tax-Managed Funds

21

SAI dated March 1, 2011

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 and intends to be treated as a partnership for federal tax purposes. Prior to that date, each Portfolio was organized as a New York trust on June 22, 1998 (Tax-Managed Small-Cap and Tax-Managed International Equity Portfolios), on February 28, 2000 (Tax-Managed Multi-Cap Growth Portfolio), on February 13, 2001 (Tax-Managed Value Portfolio) and on December 10, 2001 (Tax-Managed Mid-Cap Core and Tax-Managed Small-Cap Value Portfolios). In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Eaton Vance Tax-Managed Funds

22

SAI dated March 1, 2011

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. Each Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of each Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser or sub-adviser and adopted the proxy voting policies and procedures of the investment adviser or sub-adviser (the “Policies”)^. An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser and each investment sub-adviser Policy, see Appendix F and Appendix G and Appendices H, I and J, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and Tax-Managed Global Dividend Income Fund and provides related office facilities and personnel subject to the supervision of the Portfolio and Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and Tax-Managed Global Dividend Income Fund and the Portfolios and what portion, if any, of the Portfolio and Tax-Managed Global Dividend Income Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio and Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Portfolio, Tax-Managed Equity Asset Allocation Fund and Tax-Managed Global Dividend Income Fund is computed as follows:^

Tax-Managed Equity Asset Allocation Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%

Eaton Vance Tax-Managed Funds 23 SAI dated March 1, 2011

Tax-Managed Global Dividend Income Fund
		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$500 million but less than $1 billion	0.625%
	$1 billion but less than $2.5 billion	0.600%
	$2.5 billion and over	0.575%

Tax-Managed Growth Portfolio
		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$500 million but less than $1 billion	0.5625%
	$1 billion but less than $1.5 billion	0.5000%
	$1.5 billion but less than $7 billion	0.4375%
	$7 billion but less than $10 billion	0.4250%
	$10 billion but less than $15 billion	0.4125%
	$15 billion but less than $20 billion	0.4000%
	$20 billion but less than $25 billion	0.3900%
	$25 billion and over	0.3800%*

*	Effective April 23, 2007, BMR has ^contractually agreed to reduce its advisory fee to 0.38% on
	net assets of $25 billion and over. This contractual reduction cannot be terminated or modified
	without Trustee and shareholder consent.

Tax-Managed International Equity Portfolio
		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$500 million but less than $1 billion	0.9375%
	$1 billion but less than $2.5 billion	0.8750%
	$2.5 billion but less than $5 billion	0.8125%
	$5 billion and over	0.7500%

Tax-Managed Mid-Cap Core Portfolio
		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$500 million but less than $1 billion	0.750%
	$1 billion but less than $1.5 billion	0.725%
	$1.5 billion but less than $2.5 billion	0.700%
	$2.5 billion and over	0.675%

Tax-Managed Multi-Cap Growth Portfolio
		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$500 million but less than $1 billion	0.625%
	$1 billion but less than $2.5 billion	0.600%
	$2.5 billion and over	0.600%

Eaton Vance Tax-Managed Funds

24

SAI dated March 1, 2011

Tax-Managed Small-Cap Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%

Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Tax-Managed Value Portfolio’s investment advisory agreement and a Fee Reduction Agreement dated March 27, 2006, Tax-Managed Value Portfolio’s investment advisory fee on assets of $500 million and over is computed as follows:

Tax-Managed Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%

Pursuant to Investment Sub-Advisory Agreements between BMR and each sub-adviser, BMR pays the following compensation to Atlanta Capital, Fox and Eagle for providing sub-advisory services to Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed International Equity Portfolio, respectively:

Tax-Managed Mid-Cap Core Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.5500%
$500 million but less than $1 billion	0.5250%
$1 billion but less than $2.5 billion	0.5125%
$2.5 billion but less than $5 billion	0.5000%
$5 billion and over	0.4875%

Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%
$5 billion and over	0.62500%

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SAI dated March 1, 2011

Tax-Managed International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.50000%
$500 million but less than $1 billion	0.46875%
$1 billion but less than $2.5 billion	0.43750%
$2.5 billion but less than $5 billion	0.40625%
$5 billion and over	0.37500%

At October 31, ^2010, Tax-Managed ^Equity Asset Allocation Fund had net assets of $^480,^997,^617. ^The investment advisory ^fee payable by the Fund ^is reduced by the Fund’s allocable portion of the ^investment advisory ^fees paid by the Portfolios in which it invests. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Fund totaled $^3,^974,^253, $^3,^711,^615 and $^5,^972,^908, respectively, of which $^3,410,^224, $^3,220,^564 and $^5,255,^309, respectively, was allocated from ^the Portfolios and $^564,^029, $^491,^051 and $^717,^599, respectively, was paid or accrued directly by the Fund.

At October 31, ^2010, Tax-Managed ^Global Dividend Income Fund had net assets of $^1,234,^137,^796. ^For the fiscal years ended October 31, 2010, 2009 and 2008, the advisory ^fees paid by the Fund ^to Eaton Vance were reduced by the Fund’s allocable portion of the ^Cash Management Portfolio’s advisory ^fees. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Fund totaled $^7,^743,^039, $^7,^106,^855 and $^11,^219,^807, respectively, of which $^7,^920, $^122,^695 and $^135,^824, respectively, was allocated from ^Cash Management Portfolio and $^7,735,^119, $^6,984,^160, and $^11,083,^983, respectively, was paid or accrued directly by the Fund.

At October 31, ^2010, Tax-Managed International Equity Portfolio had net assets of $^174,^638,^472. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Portfolio totaled $1,^827,^981, $^1,^911,^530 and $3,^640,^520, respectively, of which $^481, $^13,^411 and $^45,^218, respectively, was allocated from Cash Management Portfolio and $1,^827,^500, $^1,^898,^119 and $^3,^595,^302, respectively, was paid or accrued directly by the Fund. In addition, BMR paid Eagle sub-advisory fees of $^914,^030, $^955,^610 and $1,^819,^199 for the fiscal years ended October 31, ^2010, ^2009 and ^2008, respectively.

At October 31, ^2010, Tax-Managed Mid-Cap Core Portfolio had net assets of $^80,^082,^930. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the Portfolio’s investment advisory fees totaled $^607,^269, $^495,^439 and $^756,^324, respectively. In addition, BMR paid Atlanta Capital sub-advisory fees of $^417,^487, $^340,^418 and $^519,^973, respectively, for the same period. BMR and Atlanta Capital have agreed to reduce their respective investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, BMR waived $3,^240, $^3,^804 and $^11,^693, respectively, of its advisory fee and Atlanta Capital in turn waived $3,^240, $^3,^804 and $^11,^693 of its sub-advisory fee for the fiscal years ended October 31, ^2010, ^2009 and ^2008, respectively.

At October 31, ^2010, Tax-Managed Multi-Cap Growth Portfolio had net assets of $^120,^459,^677. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fees paid by the Portfolio to BMR were reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fees. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Portfolio totaled $^846,^657, $^760,^996 and $1,^311,^402, respectively, of which $^3,^320, $^21,^649 and $^53,^685, respectively, was allocated from Cash Management Portfolio and $^843,^337, $^739,^347 and $1,^257,^717, respectively, was paid or accrued directly by the Fund.

At October 31, ^2010, Tax-Managed Small-Cap Portfolio had net assets of $^171,^965,^075. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fees paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fees. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Portfolio totaled $^1,059,^381, $^912,564 ^and $1,^178,^238, respectively, of which $^2,^406, $^20,^905 and $^34,^953, respectively, was allocated from Cash Management Portfolio and $^1,056,^975, $^891,659 ^and $1,^143,^285, respectively, was paid or accrued directly by the Fund.

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

At October 31, ^2010, Tax-Managed Small-Cap Value Portfolio had net assets of $^72,^467,^203. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the Portfolio’s investment advisory fees totaled $^729,^152, $^584,^080 and $^680,^971, respectively. In addition, BMR paid Fox sub-advisory fees of $^546,^864, $^438,^060 and $^510,^728, respectively for the same period.

At October 31, ^2010, Tax-Managed Value Portfolio had net assets of $1,^945,^959,^204. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the advisory fees paid by the Portfolio to BMR were reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fees. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the investment advisory fees for the Portfolio totaled $^11,^488,^208, $^8,^989,^348 and $^9,^886,^138, respectively, of which $^12,^439, $^175,^435 and $^198,^317, respectively, was allocated from Cash Management Portfolio and $^11,^475,^769, $^8,^813,^913 and $^9,^687,^821, respectively, was paid or accrued directly by the Fund.

Each Investment ^Advisory Agreement and Investment Sub-Advisory Agreement with ^the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of ^the Trust, in the case of Tax-Managed Equity Asset Allocation Fund and Tax-Managed Global Dividend Income Fund, or the Portfolio, in the case of each Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of ^the Trust, in the case of Tax-Managed Equity Asset Allocation Fund and Tax-Managed Global Dividend Income Fund, or the Portfolio, in the case of each Portfolio, or by vote of a majority of the outstanding voting securities of the ^Tax-Managed Equity Asset Allocation Fund, Tax-Managed Global Dividend Income Fund or the Portfolio, as the case may be. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the ^Tax-Managed Equity Asset Allocation Fund, Tax-Managed Global Dividend Income Fund or the Portfolio, as the case may be, and each Agreement will terminate automatically in the event of its assignment^. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The ^investment adviser, sub-advisers, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of ^Eaton Vance or the sub-advisers, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Atlanta Capital. Atlanta Capital, a majority-owned affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, ^2010, Atlanta Capital’s assets under management totalled approximately $^9.^8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser.

Information About Fox. Fox, a majority-owned affiliate of EVC, is a New Jersey-based registered investment adviser that manages equity, fixed-income and balanced portfolios. At December 31, ^2010, Fox’s assets under management totalled approximately $^1.^6 billion.

Eaton Vance Tax-Managed Funds

27

SAI dated March 1, 2011

Information About Eagle. Eagle is a Texas limited liability company that has been an investment adviser registered with the SEC since it was founded in 1996. Eagle provides advisory services to institutional clients and high net worth individuals. As of December 31, ^2010, Eagle’s assets under management totaled approximately $^4.^4 billion.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Tax-Managed Global Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio. The following tables show, as of the Funds’ and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Edward R. Allen, III
Registered Investment Companies	^4	^$275.0	0	$0
Other Pooled Investment Vehicles	^2	^$ 44.7	0	$0
Other Accounts(3)	^833	^$1,382.3	0	$0

Matthew F. Beaudry
Registered Investment Companies	^12	^$21,164.9	0	$0
Other Pooled Investment Vehicles	^11	^$1,572.0	0	$0
Other Accounts(3)	^75	^$5,280.4	0	$0
^
John H. Croft^
Registered Investment Companies	^4	^$2,169.9	0	$0
Other Pooled Investment Vehicles	^0	^$0	0	$0
Other Accounts	^5	^$ 51.0	0	$0

John D. Crowley^
Registered Investment Companies	^13	^$22,235.1	0	$0
Other Pooled Investment Vehicles	^11	^$1,572.0	0	$0
Other Accounts(3)	^76	^$5,280.9	0	$0

Gregory R. Greene
Registered Investment Companies	^4	^$133.6	0	$0
Other Pooled Investment Vehicles	^0	^$0	0	$0
Other Accounts(3)	^56	^$300.9	0	$0

William R. Hackney, III
Registered Investment Companies	^6	^$1,583.2	0	$0
Other Pooled Investment Vehicles	^1	^$ 32.7	0	$0
Other Accounts(3)	^100	^$2,144.9	0	$0

Thomas N. Hunt, III
Registered Investment Companies	^4	^$275.8	0	$0
Other Pooled Investment Vehicles	^2	^$ 44.7	0	$0
Other Accounts(3)	^833	^$1,382.3	0	$0

Stephen J. Kazsynski^
Registered Investment Companies	^12	^$21,164.9	0	$0
Other Pooled Investment Vehicles	^11	^$1,572.0	0	$0
Other Accounts(3)	^75	^$5,280.4	0	$0

Eaton Vance Tax-Managed Funds 28 SAI dated March 1, 2011

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
Aamer Khan
Registered Investment Companies	^5	^$4,425.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Kwang Kim
Registered Investment Companies	2	$ 243.9	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	1	$ 0.4	0	$0

Michael R. Mach
Registered Investment Companies	^13	^$22,235.1	0	$0
Other Pooled Investment Vehicles	^11	^$1,572.0	0	$0
Other Accounts(3)	^76	^$5,280.9	0	$0

Robert J. Milmore
Registered Investment Companies	2	$^118.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts(3)	^14	$^ 2.9	0	$0

Gerald I. Moore
Registered Investment Companies	2	$ 243.9	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	1	$ 0.4	0	$0

Eaton Vance Tax-Managed Funds

29

SAI dated March 1, 2011

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee
G. R. Nelson
Registered Investment Companies	2	$ 243.9	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	1	$ 0.4	0	$0

J. Bradley Ohlmuller
Registered Investment Companies	2	$^118.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts(3)	^40	$^ 21.8	0	$0

Duncan W. Richardson
Registered Investment Companies(1)	3	$^9,175.7	0	$0
Other Pooled Investment Vehicles	^13	$^12,103.3(2)	0	$0
Other Accounts	0	$ 0	0	$0

Judith A. Saryan
Registered Investment Companies	6	$^5,743.7	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Nancy B. Tooke
Registered Investment Companies	3	$^410.7	0	$0
Other Pooled Investment Vehicles	3	$^ 93.1	0	$0
Other Accounts	^12	$^271.2	0	$0

^

(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).
(2)	Certain of these "Other Pooled Investment Vehicles" invest a substantial portion of their assets in a registered investment company also managed by this portfolio manager.
(3)	For "Other Accounts" that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual accounts within each wrap account program.

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio ^manager(s) as of the ^Funds’ most recent fiscal year ended October 31, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
^
Tax-Managed Equity Asset
Allocation Fund
Duncan W. Richardson	$10,001 - $50,000	over $1,000,000

Tax-Managed Global Dividend
Income Fund
John H. Croft	None	$100,001 - $500,000
Aamer Khan	None	$500,001 - $1,000,000
Judith A. Saryan	None	over $1,000,000

Tax-Managed International Equity Fund
Edward R. Allen, III	^over $1,000,000	^over $1,000,000
Thomas N. Hunt, III	^$10,001 - $50,000	^$10,001 - $50,000

Tax-Managed Mid-Cap Core Fund
^
William R. Hackney, III	None	^$500,001 - $1,000,000

Tax-Managed Multi-Cap Growth Fund
^
Kwang Kim	None	$100,001 - $500,000
Gerald I. Moore	None	$10,001 - $50,000
G. R. Nelson	None	$100,001 - $500,000

Tax-Managed Small-Cap Fund
Nancy B. Tooke	$100,001 - $500,000	^over $1,000,000

Tax-Managed Small-Cap Value Fund
Gregory R. Greene	$1 - $10,000	$100,001 - $500,000
Robert J. Milmore	None	$100,001 - $500,000
J. Bradley Ohlmuller	None	$100,001 - $500,000

Tax-Managed Value Fund
Michael R. Mach	^$500,001 - $1,000,000	over $1,000,000
Matthew F. Beaudry	^$1 - $10,000	$100,001 - $500,000
John D. Crowley	None	$100,001 - $500,000
Stephen J. Kaszynski	^$50,001 - $100,000	^$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s or Tax-Managed Global Dividend Income Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or Tax-Managed Global Dividend Income Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Portfolio or Tax-Managed Global Dividend Income Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or Tax-Managed Global Dividend Income Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the

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SAI dated March 1, 2011

allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Atlanta Capital. Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common ^stock, restricted shares of EVC’s nonvoting common stock, and, for certain individuals, grants of profit participation interests in Atlanta Capital. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Compensation Structure for Eagle. Both of the Eagle portfolio managers are founding partners of Eagle. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on ownership. Investment professionals that are not partners receive a salary and an annual performance bonus. Compensation of Eagle investment professionals is reviewed primarily on an annual basis. Profit participations and bonuses are typically paid and adjustments in base salary are typically put into effect, at or shortly before January 1st each year.

Method to Determine Compensation. Eagle compensates its investment professionals based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate investment professionals commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in the employees’ salaries.

Salaries and profit participations are also influenced by the operating performance of Eagle. While the salaries of Eagle’s partners and investment professionals are comparatively fixed, profit participations may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Compensation Structure for Fox. Compensation of Fox portfolio managers and other investment professional has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Fox investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Fox employees. Compensation of Fox investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect near or shortly after the end of each calendar year.

Method to Determine Compensation. Fox compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio ^management team. The primary measures of management team performance are one-year, ^three-year, ^and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or ^Morningstar, Inc. For managers responsible for multiple funds and ^accounts or serving on multiple portfolio management teams, ^investment performance is evaluated on an aggregate basis, based on ^averages or weighted ^averages ^among the managed ^funds and accounts. The performance of accounts for which Fox is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will ^include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Fox seeks to compensate portfolio managers commensurate with their responsibilities and performance and competitive with other firms within the investment management industry. Fox utilizes industry survey data as a factor in determining ^salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Fox’s overall ^annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Fox portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors.

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Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance an annual fee in the amount of 0.15% of average daily net assets (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund, which pay no fee) for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) at October 31, ^2010 and the administration fees paid or accrued during the three fiscal years ended ^October 31, 2010. ^

			Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at ^10/31/10	10/31/10	10/31/09	10/31/08^
^
Tax-Managed Equity Asset Allocation Fund	$^480,997,617	$ 746,233	$ 696,220	$1,144,608^
Tax-Managed Global Dividend Income Fund	1,234,137,796	1,845,813	1,694,993	2,711,850
Tax-Managed Mid-Cap Core Fund(1)	^45,647,263	59,777	40,377	51,198^
Tax-Managed Multi-Cap Growth Fund	^66,752,233	111,637	98,615	159,857^
Tax-Managed Small-Cap Value Fund(2)	^36,274,532	52,459	40,568	43,987^
Tax-Managed Value Fund	^1,827,509,137	2,600,274	1,994,110	2,122,496^

(1)	The Administrator was allocated $^10,^641, $^25,^335 and $^20,^429, respectively, of Fund expenses for the fiscal years ended October 31, ^2010, ^2009 and ^2008.
(2)	The Administrator was allocated $^32,^427, $^110,^551 and $^94,^587, respectively, of Fund expenses for the fiscal years ended October 31, ^2010, ^2009 and ^2008.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

Tax-Managed	Tax-^Managed Global	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed
^Equity Asset Allocation	^Dividend Income	International Equity	Mid-Cap Core	Multi-Cap Growth	Small-Cap	Small-Cap Value	Value

$^24,^413	$^48,^494	$^9,^323	$2,^698	$^6,^135	$^13,^092	$^2,^883	$^67,^065

^

Expenses. Each Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice

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either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities of Tax-Managed Dividend Income Fund, maintains the Fund’s general ledger and computes the daily net asset value of shares of the Fund. State Street has custody of all cash and securities representing each Fund’s interest in their respective Portfolios, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of ^the Tax-Managed Equity Asset Allocation Fund, Tax-Managed Global Dividend Income Fund and each Portfolio is ^computed by State Street (as agent and custodian for ^the Tax-Managed Equity Asset Allocation Fund, Tax-Managed Global Dividend Income Fund and each Portfolio) by subtracting the liabilities of the Fund or each Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of ^each ^Portfolio’s and Tax-Managed Global Dividend Income Fund’s assets under normal market conditions. ^Equity securities listed on ^U.S. securities ^exchanges generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued ^at the ^mean ^between the ^bid and asked prices ^at Portfolio Valuation Time or valuation time, as applicable, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Futures positions on securities and

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currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio or Tax-Managed Global Dividend Income Fund and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Portfolio and Tax-Managed Global Dividend Income Fund may rely on an independent fair valuation service. Investments held by the Portfolio or Tax-Managed Global Dividend Income Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio or Tax-Managed Global Dividend Income Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds and employees of Eaton Vance and its affiliates.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for ^Tax-Managed Global Dividend Income Fund or a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750.  Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such

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redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

Selection of Securities Used to Meet Growth Portfolio Redemptions. Investors in Tax-Managed Growth Portfolio (including Tax-Managed Equity Asset Allocation Fund) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by Tax-Managed Equity Asset Allocation Fund’s shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Fund shareholders. See “Redeeming Shares” in the prospectus. The Portfolio’s ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (the “initial holding period”), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period after the contribution by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis in the Portfolio of the contributing investor. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the initial holding period, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser’s discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the initial holding period) and, consequently, may adversely affect the performance of the Portfolio and Tax-Managed Equity Asset Allocation Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. Such redemptions are conducted in accordance with procedures adopted by the Trustees of the Portfolio. It is impossible to predict whether the net result of in kind redemptions by the Portfolio will be beneficial or detrimental to Tax-Managed Equity Asset Allocation Fund’s performance.

Redeeming Fund Shares in Kind. As described in "Meeting Redemptions by Distributing Portfolio Securities" under "Redeeming Shares" in the prospectus, each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing Portfolio or Tax-Managed Global Dividend Income Fund securities as selected by the investment adviser. All requests for redemptions in kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may, if requested by a redeeming shareholder, provide the redeeming shareholders with a list of the securities to be distributed not later than a specified time on such date (currently 3:00 p.m. Eastern Time). The securities included on the list will generally have a value that is expected to equal approximately 90% to 95% of the value of the shares being redeemed. The difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. The selection of the securities to be distributed is solely in the discretion of the investment adviser and shall be made in accordance with procedures adopted by the Trustees.

Redemption Fees. Prior to January 1, 2011, Class A shares and Class I shares of Tax-Managed International Equity Fund ^were subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^October 31, 2010, the Tax-Managed International Equity Fund received redemption fees equal to ^$9,168.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be

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imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^a Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

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If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares ^held for eight years ^will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on ^Class B shares which the shareholder elects to reinvest in ^Class B shares will be considered to be held in a separate sub-account. Upon the conversion of ^Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the ^Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the ^Class B shares being converted ^bears to the total of ^Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B shares of Tax-Managed International Equity and Tax-Managed Value Funds) and 6.25% (in the case of Class B shares of the other Funds and the Class C shares of all Funds) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the

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purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the ^outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on: February 10, 2003 for Tax-Managed Dividend Income Fund for Class A, Class B and Class C shares; June 19, 2000 for Tax-Managed Multi-Cap Opportunity for Class A, Class B and Class C shares; October 16, 2000 for Tax-Managed Small-Cap Growth for Class A, Class B and Class C shares; January 6, 1998 for Tax-Managed International Equity for Class A, Class B and Class C shares; August 16, 1999 for Tax-Managed Value for Class A, Class B and Class C shares; and December 10, 2001 for Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core and Tax-Managed Small-Cap Value for Class A, Class B and Class C shares of each Fund. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in the Plans because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year

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in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. See each Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of a Fund may ^also be disclosed ^as follows:

  ^
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment ^adviser, sub-advisers and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

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The Policies may not be waived, or exception made, without the consent of the CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ending October 31, 2010. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because each Fund (except Tax-Managed Dividend Income Fund) invests its assets in one or more Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio(s) in which it invests and (ii) will be entitled to the gross income of such Portfolio(s) attributable to such share.

^For taxable years beginning on or before December 31, ^2012, ^“qualified dividend income^” received by an individual will be taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 15%). In order for some portion of the dividends ^received by a Fund shareholder to be qualified dividend income,  ^a Portfolio or Tax-Managed Global Dividend Income Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the ^Fund, Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established ^securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by ^a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s

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shares. In any event, if the aggregate qualified dividends received by ^a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than ^properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term ^“gross income^” is the excess of net short-term capital gain over net long-term capital loss^. Because Tax-Managed International Equity Fund invests in securities of companies located in emerging market countries, it is not expected that a significant portion of the Fund’s distributions will be derived from qualified dividend income.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, currently at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

^

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio and Tax-Managed Global Dividend Income Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio and Tax-Managed Global Dividend Income Fund, defer ^Portfolio and Tax-Managed Global Dividend Income Fund losses, cause adjustments in the holding periods of ^Portfolio and Tax-Managed Global Dividend Income Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A ^Portfolio and Tax-Managed Global Dividend Income Fund’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a ^Portfolio or Tax-Managed Global Dividend Income Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a ^Portfolio or Tax-Managed Global Dividend Income Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a ^Portfolio or Tax-Managed Global Dividend Income Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a ^Portfolio or Tax-Managed Global Dividend Income Fund.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a ^Portfolio or Tax-Managed Global Dividend Income Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a ^Portfolio or Tax-Managed Global Dividend Income Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

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Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio or Tax-Managed Global Dividend Income Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a Portfolio or Tax-Managed Global Dividend Income Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio or Tax-Managed Global Dividend Income Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio or Tax-Managed Global Dividend Income Fund were to make a mark-to-market election with respect to a PFIC, the Portfolio or Tax-Managed Global Dividend Income Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio or Tax-Managed Global Dividend Income Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. A Portfolio or Tax-Managed Global Dividend Income Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

A Portfolio's or Tax-Managed Global Dividend Income Fund's positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to a Portfolio or Tax-Managed Global Dividend Income Fund. If a Portfolio or Tax-Managed Global Dividend Income Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by a Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term. For an option purchased by a Fund that is not a “section 1256 contract” any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by a Portfolio or Tax-Managed Global Dividend Income Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by a Portfolio or Tax-Managed Global Dividend Income Fund upon sale of the securities. If a call option written by a Fund or Tax-Managed Global Dividend Income Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by a Portfolio or Tax-Managed Global Dividend Income Fund at the time of option exercise.

Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from a Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in a Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by a Portfolio or Tax-Managed Global Dividend Income Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Portfolio or Tax-Managed Global Dividend Income Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Portfolio or Tax-Managed Global Dividend Income Fund to be subject to tax if certain “disqualified organizations" as defined by the Code are Fund shareholders.

As a result of entering into swap contracts, a Portfolio or Tax-Managed Global Dividend Income Fund may make or receive periodic net payments. A Portfolio or Tax-Managed Global Dividend Income Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio or Tax-Managed Global Dividend Income Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio or Tax-Managed Global Dividend Income Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

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In certain situations, a Portfolio or Tax-Managed Global Dividend Income Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

If more than 50% of Tax-Managed International Equity Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. The Fund may qualify and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim the foreign tax credit with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Each Fund, other than Tax-Managed International Equity Fund, also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of each of these Funds will consist of securities issued by foreign corporations, the Funds will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by a Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by each Fund (except Tax-Managed International Equity Fund) which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 45 days during the 91-day period surrounding the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

In general, gain or loss on a short sale is recognized when a Portfolio or Tax-Managed Global Dividend Income Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio or Tax-Managed Global Dividend Income Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio or Tax-Managed Global Dividend Income Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio or Tax-Managed Global Dividend Income Fund for more than one year. In general, a Portfolio or Tax-Managed Global Dividend Income Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

^

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

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Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Portfolio's or Tax-Managed Global Dividend Income Fund's direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a Fund's direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of a Fund’s interests will be in U.S. real property.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a Fund and redemptions of a foreign shareholder’s interest in a Fund attributable to a REIT’s distribution to a Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a Fund will not expire for taxable years beginning on or after January 1, 2012.

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The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and a Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of a Fund will cause a Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over a Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. A Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by ^the investment adviser or sub-adviser of each Portfolio and Tax-Managed Global Dividend Income Fund (each referred to herein as "the investment adviser"). ^Each Portfolio and Tax-Managed Global Dividend Income Fund are responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio and Tax-Managed Global Dividend Income Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

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Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for Tax-Managed Global Dividend Income Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by Tax-Managed Global Dividend Income Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax-Managed Global Dividend Income Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax-Managed Global Dividend Income Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during ^three fiscal years ended October 31, 2010, as well as the amount of Fund/Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith. ^

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	^10/31/10	10/31/09	10/31/08^	^10/31/10	^10/31/10
Tax-Managed Global Dividend
Income Fund	^$2,702,290	$2,294,206**	$5,330,701^	^$2,604,415,280	^$2,468,477
Tax-Managed International Equity
Portfolio	^473,270	465,984	584,829^	^155,052,706	^229,361
Tax-Managed Mid-Cap Core Portfolio	^52,298*	76,219	83,031^	^13,128,578	^11,776
Tax-Managed Multi-Cap Growth
Portfolio	^423,836*	718,716**	1,427,907^	^298,304,345	^291,624
Tax-Managed Small-Cap Portfolio	^373,376	408,983	422,001^	^95,143,018	^75,102
Tax-Managed Small-Cap Value
Portfolio	^134,904	174,385	270,011^	^0	^0
Tax-Managed Value Portfolio	^1,050,296*	2,270,633	2,245,331^	^1,055,452.906	^746,110

*	Lower brokerage ^commissions paid for the period are a result of the Fund’s lower portfolio turnover ^rate and/or lower average commission rates.
**	^Lower brokerage ^commissions paid for the period are a result of the Fund’s ^lower portfolio turnover rate.

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SAI dated March 1, 2011

As of ^October 31, 2010, each Portfolio and Tax-Managed Global Dividend Income Fund held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund/Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value

Tax-Managed Global Dividend Income Fund	Bank of America	$10,835,999
	Wells Fargo	8,970,728
	Barclays Capital Inc.	5,790,548
	J.P. Morgan Securities	17,745,808
	Citigroup Global Mkts.	5,424,450

Tax-Managed International Equity Portfolio	UBS	1,734,427

Tax-Managed Mid-Cap Core Portfolio	—	—

Tax-Managed Multi-Cap Growth Portfolio	^—	^—

Tax-Managed Small-Cap Portfolio	—	—

Tax-Managed Small-Cap Value Portfolio	—	—

Tax-Managed Value Portfolio	Goldman Sachs	^41,042,250
	JP Morgan Securities	^48,919,000
	Bank of America	^21,164,000
	Wells Fargo	50,856,000

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
(formerly Eaton Vance Tax-Managed Dividend Income Fund)
Eaton Vance Tax-Managed International Equity Fund
Tax-Managed International Equity Portfolio
Eaton Vance Tax-Managed Mid-Cap Core Fund
Tax-Managed Mid-Cap Core Portfolio
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Tax-Managed Multi-Cap Growth Portfolio
Eaton Vance Tax-Managed Small-Cap Fund
Tax-Managed Small-Cap Portfolio
Eaton Vance Tax-Managed Small-Cap Value Fund
Tax-Managed Small-Cap Value Portfolio
Eaton Vance Tax-Managed Value Fund
Tax-Managed Value Portfolio
(Accession No. 0000950123-10-117278)

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SAI dated March 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter^.

				CDSC Paid to	Total Distribution	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Fees Paid to Financial
Fund	Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Intermediaries
^
Tax-Managed Equity Asset Allocation	^$373,379	^$316,351	^$57,028	^$700	^$634,153	^$541,516
Tax-Managed Global Dividend Income	1,325,772	1,156,673	169,099	2,000	1,642,607	1,140,192
Tax-Managed International Equity	^55,922	^48,197	^7,725	^100	^185,811	^121,962
Tax-Managed Mid-Cap Core	^46,595	^38,569	^8,026	^ 0	^74,538	^45,093
Tax-Managed Multi-Cap Growth	^57,885	^49,245	^8,640	^7,000	^119,347	^89,035
Tax-Managed Small-Cap	^40,235	^34,668	^5,567	^0	^232,339	^172,673
Tax-Managed Small-Cap Value	^43,036	^36,977	^6,059	^30	^60,232	^40,783
Tax-Managed Value	^283,460	^250,538	^32,922	^1,000	^2,009,214	^1,286,531

^

For the fiscal years ended ^October 31, 2009 and ^October 31, 2008, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to financial intermediaries.^

	October 31, 2009	October 31, 2009	October 31, 2008	October 31, 2008
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter^
^
Tax-Managed Equity Asset Allocation	$505,774	$78,493	$1,538,649	$231,361^
Tax-Managed Global Dividend Income	1,437,020	210,354	3,246,088	476,280
Tax-Managed International Equity	57,917	5,683	480,726	59,149^
Tax-Managed Mid-Cap Core	59,878	7,381	41,721	5,948^
Tax-Managed Multi-Cap Growth	72,880	11,207	337,474	49,925^
Tax-Managed Small-Cap	41,670	5,098	220,560	29,977^
Tax-Managed Small-Cap Value	53,384	7,081	33,541	4,834^
Tax-Managed Value	315,254	44,090	733,240	113,165^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-

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SAI dated March 1, 2011

tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^^

Tax-Managed Equity Asset Allocation Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^12.95%	^3.02%	^4.00%
Before Taxes and Including Maximum Sales Charge	^6.49%	^1.81%	^3.29%
After Taxes on Distributions and Excluding Maximum Sales Charge	^12.81%	^2.64%	^3.77%
After Taxes on Distributions and Including Maximum Sales Charge	^6.35%	^1.42%	^3.06%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.61%	^2.62%	^3.49%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.39%	^1.58%	^2.86%
Class A commenced operations March 4, 2002.

Tax-Managed Global Dividend Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	12.99%	2.02%	5.17%
Before Taxes and Including Maximum Sales Charge	6.52%	0.82%	4.34%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.92%	1.07%	4.29%
After Taxes on Distributions and Including Maximum Sales Charge	5.51%	–0.13%	3.47%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	9.49%	1.69%	4.43%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.22%	0.66%	3.70%
Class A commenced operations May 30, 2003.

Tax-Managed International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^4.89%	^1.75%	^–2.39%
Before Taxes and Including Maximum Sales Charge	^–1.09%	^0.55%	^–2.97%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.90%	^1.83%	^–2.30%
After Taxes on Distributions and Including Maximum Sales Charge	^–1.08%	^0.63%	^–2.88%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.80%	^1.79%	^–1.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–0.12%	^0.76%	^–2.29%

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SAI dated March 1, 2011

Tax-Managed Mid-Cap Core Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^24.12%	^5.78%	^5.86%
Before Taxes and Including Maximum Sales Charge	^16.96%	^4.55%	^5.14%
After Taxes on Distributions and Excluding Maximum Sales Charge	^24.12%	^5.39%	^5.63%
After Taxes on Distributions and Including Maximum Sales Charge	^16.96%	^4.16%	^4.91%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^15.68%	^4.97%	^5.11%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^11.03%	^3.89%	^4.47%
Class A commenced operations March 4, 2002.

Tax-Managed Multi-Cap Growth Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^12.57%	^5.50%	^2.26%
Before Taxes and Including Maximum Sales Charge	^6.10%	^4.26%	^1.66%
After Taxes on Distributions and Excluding Maximum Sales Charge	^12.57%	^4.79%	^1.92%
After Taxes on Distributions and Including Maximum Sales Charge	^6.10%	^3.56%	^1.32%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^8.17%	^4.68%	^1.92%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^3.97%	^3.60%	^1.39%

Tax-Managed Small-Cap Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^25.02%	^7.28%	^–1.18%
Before Taxes and Including Maximum Sales Charge	^17.87%	^6.02%	^–1.77%
After Taxes on Distributions and Excluding Maximum Sales Charge	^25.02%	^7.28%	^–1.18%
After Taxes on Distributions and Including Maximum Sales Charge	^17.87%	^6.02%	^–1.77%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^16.26%	^6.31%	^–1.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^11.62%	^5.20%	^–1.48%

Tax-Managed Small-Cap Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^18.42%	^4.08%	^6.94%
Before Taxes and Including Maximum Sales Charge	^11.63%	^2.86%	^6.21%
After Taxes on Distributions and Excluding Maximum Sales Charge	^18.42%	^3.39%	^6.53%
After Taxes on Distributions and Including Maximum Sales Charge	^11.63%	^2.18%	^5.80%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^11.97%	^3.48%	^6.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.56%	^2.42%	^5.42%
Class A commenced operations March 4, 2002.

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

Tax-Managed Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^9.00%	^1.04%	^3.46%
Before Taxes and Including Maximum Sales Charge	^2.74%	^–0.15%	^2.85%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.82%	^0.88%	^3.35%
After Taxes on Distributions and Including Maximum Sales Charge	^2.57%	^–0.30%	^2.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.09%	^0.89%	^3.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.00%	–0.12%	^2.46%

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
Tax-Managed Equity Asset Allocation Fund	^Pershing LLC	Jersey City, NJ	16.2%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	8.0%

Tax-Managed Dividend Income Fund	American Enterprise Investment SVC	Minneapolis, MN	14.3%
	Pershing LLC	Jersey City, NJ	9.7%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	6.7%

Tax-Managed International Equity Fund	Pershing LLC	Jersey City, NJ	^13.4%
	^American Enterprise Investment SVC	Minneapolis, MN	10.7%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	5.2%

Tax-Managed Mid-Cap Core Fund	Pershing LLC	Jersey City, NJ	^41.5%
	American Enterprise Investment SVC	Minneapolis, MN	5.8%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	5.4%

Tax-Managed Multi-Cap Growth Fund	Pershing LLC	Jersey City, NJ	^13.2%
	American Enterprise Investment SVC	Minneapolis, MN	12.4%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	7.1%
	Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	^5.8%

Tax-Managed Small-Cap Fund	Pershing LLC	Jersey City, NJ	^10.4%
	^Charles Schwab & Co. Inc.	San Francisco, CA	9.0%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	6.0%
	American Enterprise Investment SVC	Minneapolis, MN	5.8%

Tax-Managed Small-Cap Value Fund	Pershing LLC	Jersey City, NJ	^19.7%
	^American Enterprise Investment SVC	Minneapolis, MN	13.2%
	Raymond James Omnibus for Mutual Funds House
	Account Firm	St. Petersburg, FL	11.2%

Tax-Managed Value Fund	^American Enterprise Investment SVC	Minneapolis, MN	24.6%
	Pershing LLC	Jersey City, NJ	^9.0%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

Eaton Vance Tax-Managed Funds

54

SAI dated March 1, 2011

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter.

		Distribution Fee	CDSC Paid to			Service Fees
	Sales	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Commission	Principal Underwriter	Underwriter	Charges	Fees	Financial Intermediaries
^
Tax-Managed Equity Asset Allocation	$^52,129	$^423,024	$^75,000	$^1,591,000 (3.4%)	$^141,008	$^133,550
Tax-Managed Global Dividend Income	260,184	655,682	170,000	5,501,000 (6.4%)	218,561	187,697
Tax-Managed International Equity	^3,999	^33,537	^6,000	^4,233,000 (127.5%)	^11,179	^10,298
Tax-Managed Mid-Cap Core	^18,048	^23,798	^1,000	^ 63,000 (1.9%)	^ 7,933	^ 7,175
Tax-Managed Multi-Cap Growth	^10,762	^47,382	^10,000	^573,000 (11.6%)	^15,794	^13,805
Tax-Managed Small-Cap	^3,963	^37,012	^3,000	^7,204,000 (184.8%)	^12,338	^11,327
Tax-Managed Small-Cap Value	^13,388	^18,860	^2,000	^ 60,000 (2.9%)	^ 6,286	^ 5,270
Tax-Managed Value	^26,063	^41,374	^36,000	^0	^107,676	^96,279

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any ^performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Funds

55

SAI dated March 1, 2011

^

Tax-Managed Equity Asset Allocation Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^12.07%	^2.24%	^3.24%
Before Taxes and Including Maximum Sales Charge	^7.07%	^1.88%	^3.24%
After Taxes on Distributions and Excluding Maximum Sales Charge	^12.04%	^1.91%	^3.05%
After Taxes on Distributions and Including Maximum Sales Charge	^7.04%	^1.53%	^3.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.89%	^1.96%	^2.83%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.64%	^1.64%	^2.83%
Class B commenced operations March 4, 2002.

Tax-Managed Global Dividend Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	12.18%	1.26%	4.40%
Before Taxes and Including Maximum Sales Charge	7.18%	0.95%	4.40%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.26%	0.42%	3.64%
After Taxes on Distributions and Including Maximum Sales Charge	6.26%	0.10%	3.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.83%	1.05%	3.77%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	5.58%	0.79%	3.77%
Class B commenced operations May 30, 2003.

Tax-Managed International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^4.15%	^0.99%	^–3.13%
Before Taxes and Including Maximum Sales Charge	^–0.85%	^0.60%	^–3.13%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.16%	^1.13%	^–3.00%
After Taxes on Distributions and Including Maximum Sales Charge	^–0.84%	^0.74%	^–3.00%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.02%	^1.04%	^–2.45%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–0.23%	^0.71%	^–2.45%

Tax-Managed Mid-Cap Core Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^23.17%	^5.02%	^5.08%
Before Taxes and Including Maximum Sales Charge	^18.17%	^4.69%	^5.08%
After Taxes on Distributions and Excluding Maximum Sales Charge	^23.17%	^4.61%	^4.85%
After Taxes on Distributions and Including Maximum Sales Charge	^18.17%	^4.27%	^4.85%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^15.06%	^4.31%	^4.42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^11.81%	^4.02%	^4.42%
Class B commenced operations March 4, 2002.

Eaton Vance Tax-Managed Funds

56

SAI dated March 1, 2011

Tax-Managed Multi-Cap Growth Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^11.67%	^4.69%	^1.46%
Before Taxes and Including Maximum Sales Charge	^6.67%	^4.36%	^1.46%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.67%	^3.99%	^1.12%
After Taxes on Distributions and Including Maximum Sales Charge	^6.67%	^3.65%	^1.12%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.59%	^4.00%	^1.23%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.34%	^3.71%	^1.23%

Tax-Managed Small-Cap Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^24.02%	^6.51%	^–1.93%
Before Taxes and Including Maximum Sales Charge	^19.02%	^6.20%	^–1.93%
After Taxes on Distributions and Excluding Maximum Sales Charge	^24.02%	^6.51%	^–1.93%
After Taxes on Distributions and Including Maximum Sales Charge	^19.02%	^6.20%	^–1.93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^15.61%	^5.63%	^–1.61%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^12.36%	^5.36%	^–1.61%

Tax-Managed Small-Cap Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^17.53%	^3.31%	^6.16%
Before Taxes and Including Maximum Sales Charge	^12.53%	^2.99%	^6.16%
After Taxes on Distributions and Excluding Maximum Sales Charge	^17.53%	^2.60%	^5.74%
After Taxes on Distributions and Including Maximum Sales Charge	^12.53%	^2.26%	^5.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^11.39%	^2.83%	^5.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^8.14%	^2.54%	^5.39%
Class B commenced operations March 4, 2002.

Tax-Managed Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^9.03%	^0.58%	^2.84%
Before Taxes and Including Maximum Sales Charge	^4.03%	^0.19%	^2.84%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.88%	^0.53%	^2.80%
After Taxes on Distributions and Including Maximum Sales Charge	^3.88%	^0.13%	^2.80%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^6.07%	^0.49%	^2.45%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.82%	^0.16%	^2.45%

Eaton Vance Tax-Managed Funds

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SAI dated March 1, 2011

^

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
Tax-Managed Equity Asset Allocation Fund	Pershing LLC	Jersey City, NJ	^13.0%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^12.9%

Tax-Managed Global Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	21.5%
	Citigroup Global Markets, Inc.	Owings Mills, MD	8.2%
	Pershing LLC	Jersey City, NJ	8.0%

Tax-Managed International Equity Fund	Pershing LLC	Jersey City, NJ	^13.7%
	^Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	8.4%
	American Enterprise Investment SVC	Minneapolis, MN	7.7%

Tax-Managed Mid-Cap Core Fund	Pershing LLC	Jersey City, NJ	^17.0%
	^Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	13.8%
	American Enterprise Investment SVC	Minneapolis, MN	10.7%

Tax-Managed Multi-Cap Growth Fund	Pershing LLC	Jersey City, NJ	^13.8%
	American Enterprise Investment SVC	Minneapolis, MN	7.9%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^6.0%

Tax-Managed Small-Cap Fund	^Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	8.3%
	Pershing LLC	Jersey City, NJ	7.0%

Tax-Managed Small-Cap Value Fund	Pershing LLC	Jersey City, NJ	^18.2%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^10.8%
	^American Enterprise Investment SVC	Minneapolis, MN	7.9%

Tax-Managed Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^15.7%
	Pershing LLC	Jersey City, NJ	^9.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

Eaton Vance Tax-Managed Funds

58

SAI dated March 1, 2011

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and ^(6) service fees paid to financial intermediaries. The service fees paid by the Funds that were not paid to financial intermediaries were retained by the principal underwriter. ^

Service Fees
		Distribution Fee	CDSC Paid to			Paid to
	Sales	Paid to	Principal	Uncovered Distribution	Service	Financial
Fund	Commission	Principal Underwriter	Underwriter	Charges	Fees	Intermediaries
^
Tax-Managed Equity Asset Allocation	^$1,363,297	^$1,405,681	^$13,000	^$12,550,000 (6.9%)	^$468,561	^$454,428
Tax-Managed Global Dividend Income	3,158,778	3,352,969	30,000	47,667,000 (10.8%)	1,117,656	1,052,935
Tax-Managed International Equity	^163,353	^171,032	^1,000	^10,412,000 (51.1%)	^57,011	^54,447
Tax-Managed Mid-Cap Core	^ 50,124	^ 51,476	^ 300	^552,000 (7.7%)	^17,158	^16,685
Tax-Managed Multi-Cap Growth	^144,442	^152,762	^1,000	^1,612,000 (8.9%)	^50,921	^48,119
Tax-Managed Small-Cap	^188,537	^191,904	^2,000	^12,036,000 (46.3%)	^63,968	^62,789
Tax-Managed Small-Cap Value	^ 49,892	^ 53,347	^ 300	^ 578,000 (7.9%)	^17,783	^16,502
Tax-Managed Value	^1,350,102	^1,386,013	^6,000	^23,684,000 (13.8%)	^462,005	^450,034

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Funds

59

SAI dated March 1, 2011

^

Tax-Managed Equity Asset Allocation Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^12.11%	^2.24%	^3.22%
Before Taxes and Including Maximum Sales Charge	^11.11%	^2.24%	^3.22%
After Taxes on Distributions and Excluding Maximum Sales Charge	^12.06%	^1.90%	^3.02%
After Taxes on Distributions and Including Maximum Sales Charge	^11.06%	^1.90%	^3.02%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.93%	^1.96%	^2.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.28%	^1.96%	^2.81%
Class C commenced operations March 4, 2002.

Tax-Managed Global Dividend Income Fund	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	12.18%	1.26%	4.40%
Before Taxes and Including Maximum Sales Charge	11.18%	1.26%	4.40%
After Taxes on Distributions and Excluding Maximum Sales Charge	11.25%	0.42%	3.64%
After Taxes on Distributions and Including Maximum Sales Charge	10.25%	0.42%	3.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	8.83%	1.05%	3.77%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	8.18%	1.05%	3.77%
Class C commenced operations May 30, 2003.

Tax-Managed International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^4.07%	0.99%	–3.12%
Before Taxes and Including Maximum Sales Charge	^3.07%	0.99%	–3.12%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.07%	1.12%	–3.00%
After Taxes on Distributions and Including Maximum Sales Charge	^3.07%	1.12%	–3.00%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.04%	1.07%	–2.43%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.39%	1.07%	–2.43%

Tax-Managed Mid-Cap Core Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^23.10%	^4.99%	^5.07%
Before Taxes and Including Maximum Sales Charge	^22.10%	^4.99%	^5.07%
After Taxes on Distributions and Excluding Maximum Sales Charge	^23.10%	^4.58%	^4.83%
After Taxes on Distributions and Including Maximum Sales Charge	^22.10%	^4.58%	^4.83%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^15.01%	^4.28%	^4.41%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^14.36%	^4.28%	^4.41%
Class C commenced operations March 4, 2002.

Eaton Vance Tax-Managed Funds

60

SAI dated March 1, 2011

Tax-Managed Multi-Cap Growth Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^11.76%	^4.71%	^1.49%
Before Taxes and Including Maximum Sales Charge	^10.76%	^4.71%	^1.49%
After Taxes on Distributions and Excluding Maximum Sales Charge	^11.76%	^4.00%	^1.15%
After Taxes on Distributions and Including Maximum Sales Charge	^10.76%	^4.00%	^1.15%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^7.65%	^4.01%	^1.26%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^7.00%	^4.01%	^1.26%

Tax-Managed Small-Cap Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^24.02%	^6.49%	^–1.92%
Before Taxes and Including Maximum Sales Charge	^23.02%	^6.49%	^–1.92%
After Taxes on Distributions and Excluding Maximum Sales Charge	^24.02%	^6.49%	^–1.92%
After Taxes on Distributions and Including Maximum Sales Charge	^23.02%	^6.49%	^–1.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^15.61%	^5.62%	^–1.61%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^14.96%	^5.62%	^–1.61%

Tax-Managed Small-Cap Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^17.51%	^3.31%	^6.17%
Before Taxes and Including Maximum Sales Charge	^16.51%	^3.31%	^6.17%
After Taxes on Distributions and Excluding Maximum Sales Charge	^17.51%	^2.60%	^5.74%
After Taxes on Distributions and Including Maximum Sales Charge	^16.51%	^2.60%	^5.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^11.38%	^2.82%	^5.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^10.73%	^2.82%	^5.39%
Class C commenced operations March 4, 2002.

Tax-Managed Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^8.27%	^0.29%	^2.68%
Before Taxes and Including Maximum Sales Charge	^7.27%	^0.29%	^2.68%
After Taxes on Distributions and Excluding Maximum Sales Charge	^8.19%	^0.25%	^2.65%
After Taxes on Distributions and Including Maximum Sales Charge	^7.19%	^0.25%	^2.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^5.47%	^0.25%	^2.32%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.82%	^0.25%	^2.32%

Eaton Vance Tax-Managed Funds

61

SAI dated March 1, 2011

^

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Tax-Managed Equity Asset Allocation Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^15.3%
	Pershing LLC	Jersey City, NJ	^14.6%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	5.1%

Tax-Managed Global Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	22.8%
	Pershing LLC	Jersey City, NJ	7.2%
	Citigroup Global Markets, Inc.	Owings Mills, MD	7.1%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	5.1%

Tax-Managed International Equity Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^11.2%
	Pershing LLC	Jersey City, NJ	^8.8%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	8.3%
	American Enterprise Investment SVC	Minneapolis, MN	6.1%

Tax-Managed Mid-Cap Core Fund	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	15.0%
	Pershing LLC	Jersey City, NJ	^13.8%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^12.0%

Tax-Managed Multi-Cap Growth Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^15.2%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	11.9%
	Pershing LLC	Jersey City, NJ	^10.3%
	American Enterprise Investment SVC	Minneapolis, MN	8.3%

Tax-Managed Small-Cap Fund	Pershing LLC	Jersey City, NJ	^14.6%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^14.3%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	6.4%

Tax-Managed Small-Cap Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^17.7%
	American Enterprise Investment SVC	Minneapolis, MN	11.3%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	10.1%
	Pershing LLC	Jersey City, NJ	^7.8%

Tax-Managed Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^18.6%
	Pershing LLC	Jersey City, NJ	^11.9%
	Raymond James Omnibus for Mutual
	Funds House Account Firm	St. Petersburg, FL	7.7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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APPENDIX D

Class I ^Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to August 27, 2007, November 30, 2007, September 1, 2008, October 1, 2009 and October 1, 2009 for Tax-Managed Global Dividend Income Fund, Tax-Managed Value Fund, Tax-Managed International Equity Fund, Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Value Fund, respectively, reflects the total return of the Fund’s Class A shares at net asset value. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

Tax-Managed Global Dividend Income Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	^13.27%	^2.18%	^5.28%
After Taxes on Distributions	^12.15%	^1.20%	^4.39%
After Taxes on Distributions and Redemption	^9.72%	1.^82%	^4.53%
The Fund commenced operations of Class I shares on August 27, 2007.

Tax-Managed International Equity Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^5.13%	^1.88%	–2.^33%
After Taxes on Distributions	^5.14%	^1.95%	–2.^24%
After Taxes on Distributions and Redemption	^4.04%	^1.90%	–^1.76%
The Fund commenced operations of Class I shares on September 2, 2008.

Tax-Managed Small-Cap Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^25.36%	^7.34%	–1.^16%
After Taxes on Distributions	^25.36%	^7.34%	–1.^16%
After Taxes on Distributions and Redemption	^16.49%	^6.36%	–0.^97%
The Fund commenced operations of Class I shares on October 1, 2009.

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Tax-Managed Small-Cap Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	^18.75%	^4.14%	^6.97%
After Taxes on Distributions	^18.75%	^3.45%	^6.56%
After Taxes on Distributions and Redemption	^12.19%	^3.53%	^6.11%
The Fund commenced operations of Class I shares on October 1, 2009.

Tax-Managed Value Fund	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	^9.31%	^1.19%	^3.54%
After Taxes on Distributions	^9.10%	^1.01%	^3.42%
After Taxes on Distributions and Redemption	^6.34%	^1.02%	^3.07%
The Fund commenced operations of Class I shares on November 30, 2007.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, ^the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^

Tax-Managed Global Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^28.2%
	Citigroup Global Markets, Inc.	Owings Mills, MD	22.3%
	LPL Financial	San Diego, CA	^15.7%
	Janney Montgomery Scott LLC	Philadelphia, PA	9.8%
	Prudential Invest Mgmt Service	Newark, NJ	7.6%

Tax-Managed International Equity Fund	^Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^61.0%
	^Citigroup Global Markets, Inc.	Owings Mills, MD	27.9%
	Janney Montgomery Scott LLC	Philadelphia, PA	6.0%

Tax-Managed Small-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^50.4%
	Calconn Private Equity II LLC	Stamford, CT	24.3%
	Morgan Stanley Smith Barney	Jersey City, NJ	22.7%

Tax-Managed Small-Cap Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^92.7%

Tax-Managed Value Fund	Edward D. Jones & Co.	Maryland Hts, MO	^67.0%
	SEI Private Trust Company, c/o Suntrust Bank	Oaks, PA	^9.8%
	^Prudential Invest Mgmt Service	Newark, NJ	8.6%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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APPENDIX E

EQUITY RANKINGS

Value Line’s Financial Strength Ranking

A company’s Financial Strength is the estimated financial strength of a company relative to all others followed in the Value Line Composite Index. It is derived by Value Line’s Analysts after taking into consideration five main factors in varying weights; Earnings Coverage, Debt to Equity, Market Capitalization, Quick Ratio, and Fixed Charge Coverage. The Value Line analysis focuses on net income, cash flow, the amount of debt outstanding, and the outlook for profits. Other factors also enter into the equation.

Standard and Poor’s Quality Ranking System

Standard and Poor’s Quality Ranking System captures the growth and stability of a company’s earnings and dividends history in a single symbol. In assessing Quality Rankings, Standard and Poor’s recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy. Standard and Poor’s Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.

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APPENDIX F

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the
Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.
In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.
In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these
Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and
Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the
Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the
Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy
Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No
Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy
Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of
Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s
EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

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All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly

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basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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APPENDIX H

EAGLE GLOBAL ADVISORS, L.L.C. PROXY VOTING PROCEDURES

Introduction

Eagle Global Advisors, L.L.C. (the “Adviser”) has each adopted and implemented policies that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies reflect the Securities and Exchange Commission (“SEC”) requirements governing Adviser and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

In developing these policies and procedures, Eagle considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

  Eagle lacks written proxy voting policies and procedures;
  Proxies are not voted in Clients’ best interests;
  Conflicts of interest between Eagle and a Client are not identified or resolved;
  Proxy voting records, Client requests for proxy voting information, and Eagle’s responses to such requests, are not properly maintained;
  Eagle lacks policies and procedures regarding Clients’ participation in class action lawsuits; and
  Eagle lacks procedures to ensure it is voting the correct number of proxies.

Eagle has established the following guidelines as an attempt to mitigate these risks.

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of the Adviser’s clients) may seek insight from the Adviser’s analysts, portfolio managers, and from internal research on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The Proxy Administrator may also rely upon third-party analysis from RiskMetrics as an aide in the decision-making process. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

Proxy Policy

Eagle’s policy is to vote all proxies that it receives for accounts that have designated voting rights to the Company unless an exception exists.

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Proxy Procedures

The Proxy Administrator is responsible for ensuring that proxies are voted pursuant to Eagle policy and Proxy Voting Guidelines as set forth below.

Exceptions

  Where proxies are received late they will not be voted.
  When proxies are received outside of the time frame deemed necessary to obtain any necessary research they may not be voted.
  Certain securities or specific classes may be subject to share blocking procedures that differ between custodians. It is Eagle’s policy to vote "take no action" on such securities and where no such voting option is available it is Eagle’s policy not to vote.

Proxy Voting Services and Reconciliation

Eagle votes proxies through Governance Analytics for its Mutual Fund clients, through Broadridge for its separate account clients and manually via paper ballot for any accounts that are not set up through those systems. For each new separate account client, Eagle sends a Broadridge new account form to the client’s custodian. Eagle requests that the custodian complete the Broadridge new account form and forward it to Broadridge, with a copy to the Company. If Eagle does not receive a copy of the completed Broadridge new account form within a reasonable period of time, it will follow up with the custodian to ensure that the proper paperwork has been submitted.

Because Eagle manages client accounts held with a number of different custodians, it is not feasible for the Company to reconcile client proxies each time a vote occurs. Therefore, Eagle shall follow these procedures for reconciling proxies:

  On a case-by-case basis, the Proxy Administrator shall make the determination of whether he deems a proxy to be material, consulting with the appropriate investment committees as necessary. Among other things, the Proxy Administrator may take the following factors into consideration when making this determination: the nature of the vote and the number of shares held in client accounts versus the total shares outstanding. Proxies related to securities for which Eagle files on Schedule D or Schedule G should also be considered material.
  If the proxy is deemed to be material, the Proxy Administrator shall then take steps to reconcile the number of proxies to the number of share held in client accounts.
  The Proxy Administrator will maintain documentation of each reconciliation. In the event that a reconciliation identifies proxy voting exceptions, the Proxy Administrator will document the reason(s) for the exceptions and further actions taken, if any.
  The Proxy Administrator may conduct additional reconciliations as needed. At least one proxy will be reconciled for each investment model each year, regardless of whether a material proxy has been identified.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines in conjunction with recommendations from Institutional Shareholder Services when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  The Adviser will support the election of directors that result in a Board made up of a majority of independent directors.
  The Adviser will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  The Adviser will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.

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  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre- emptive rights.

B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Adviser will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s), portfolio manager(s) or third-party research to determine when or if it may be appropriate to exceed these guidelines.

The Adviser will typically vote against plans that have any of the following structural features:
Ability to re-price underwater options without shareholder approval.
The unrestricted ability to issue options with an exercise price below the stock’s current market price.
Automatic share replenishment (“evergreen”) feature.
The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
Using restricted stock grants instead of options.

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance. The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Adviser will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  The Adviser will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.

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  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis on board approved proposals regarding changes to a company’s capitalization; however, the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Adviser recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest its clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Adviser Will Abstain From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to its clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser will take no action from voting. The Adviser will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below.

Identification and Resolution of Conflicts with Clients

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps:

  Quarterly, the Proxy Administrator will compile a list of significant clients or prospective clients of the Adviser (the “Conflicted Companies”). A Conflicted Company is a company/client that makes up more than 10% of the Advisors revenue or a company where the Advisors is also a finalist for new business that makes up more than 10% of the Advisors revenue.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eagle CCO, as well as the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer if Eaton Vance Accounts are involved.

The Eagle CCO (in coordination with the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer if Eaton Vance accounts will be affected) will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

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  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual or corporate client;
•	In the case of a Fund its board of directors, or any committee identified by the board; or
•	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Adviser’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);
  A record of each vote cast*;
  A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision;
  Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records;
  N-PX Filings for the fiscal year from July 1 to June 30;
  Management reports generated via Broadridge for the calendar year; and
  A Microsoft Excel spreadsheet tracking all manual votes.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

* A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of copies and an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system. The person responsible for voting proxies shall maintain a record detailing for each company- in the form of copies and an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

a.	The name of the issuer of the portfolio security;
b.	The exchange ticker symbol of the portfolio security;
c.	Whether the registrant cast its vote for or against management.

Class Actions

If "Class Action" documents are received by the Company on behalf of the MLP Investment Partnerships, Eagle will ensure that the Funds either participate in, or opt out of, any class action settlements received. Eagle will determine if it is in the best interest of the Funds to recover monies from a class action. The Portfolio Manager covering the company will determine the action to be taken when receiving class action notices. In the event Eagle opts out of a class action settlement, Eagle will maintain documentation of any cost/benefit analysis to support its decision.

If "Class Action" documents are received by Eagle for a separate account client, Eagle will gather any requisite information it has and forward to the client, to enable the client to file the "Class Action" at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that Eagle is not qualified to make for the client. Therefore Eagle will not file "Class Actions" on behalf of any separate account client.

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APPENDIX I

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC

PROXY VOTING POLICIES

I. Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally performed by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. RiskMetrics Group

In order to facilitate this proxy voting process, ACM has retained RiskMetrics Group (“RMG”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. RMG is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, RMG delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

IV. Proxy Edge (Broadridge "BR")

In addition ACM has retained ProxyEdge (“BR”) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. Wrap clients may view generic large cap, small cap and SMID cap voting reports at www.atlcap.com.

V. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.

Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

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  ACM will support the election of directors that result in a Board made up of a majority of independent directors.
  ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
  ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

ACM will typically vote against plans that have any of the following structural features:
Ability to re-price underwater options without shareholder approval.
The unrestricted ability to issue options with an exercise price below the stock’s current market price.
Automatic share replenishment (“evergreen”) feature.
ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
Using restricted stock grants instead of options.
Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

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  Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
  ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  ACM will vote against proposals for a separate class of stock with disparate voting rights.
  ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation).
Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F. Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G. Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies.
In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI. Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of ACM’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that details the basis for such a decision; and
  Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

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All records described above will be maintained in an easily accessible place for six years and will be maintained in the offices of ACM for two years after they are created.

VII. Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

  Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.
  The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:
The client, in the case of an individual or corporate client;
The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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APPENDIX J

FOX ASSET MANAGEMENT PROXY VOTING POLICY

Introduction

Fox Asset Management (“Fox”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

(1)	applies a proxy voting policy consistently;
(2)	documents the reasons for voting; and
(3)	maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge’s ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox’s proxy votes through an automated electronic interface.

Voting Policy

Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company’s board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox’s purchase of the stock does not transfer to automatic voting procedures whereby Fox “rubber stamps” its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox’s clients who are supportive of timely--and sometimes controversial--social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company’s chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that – guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors

Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

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Taft-Hartley Voting Policy

The Taft-Hartley Voting Policy is based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary dutires of loyalty and prudence. The duty of loyalty required that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Voting Policy was carefully crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.

The Taft-Hartley guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses - major voting items that can have a significant effect on long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

  Corporate policies that affect job security and wage levels;
  Corporate policies that affect local economic development and stability;
  Corporate responsibility to employees and communities; and
  Workplace safety and health issues.

Therefore, to summarize, all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which we are voting. In other words, proxy-voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Specific Policies-Management Proposals

1. When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

a. Uncontested election of directors

i) Fox will assess the attendance record of board members, and potentially withhold support based on a poor attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings.

ii) In re-electing incumbent directors, the long-term performance of the company relative to its peers—Fox will not vote to re-
elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

iii) Existence of any prior SEC violations and/or other criminal offenses—Fox will not vote in favor of a director nominee who, to Fox’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

b. Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.

c. Directors’ liability and indemnification. Liability and indemnification proposals will be supported if the provisions conform with state law.

d. General updating or passing corrective amendments to charter.

e. Elimination of preemptive rights.

f. Approval of a stock split.

g. Separate the positions of Chairman and Chief Executive Officer.

2. When voting items, which have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

a. Capitalization changes which eliminate other classes of stock and differential voting rights.

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b. Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than
100% of the existing authorization.

c. Stock purchase plans that conform with Section 423 of the Internal Revenue Code. However, plans with voting power dilution of greater than 10% will not be supported.

d. Other stock-based plans which are appropriately structured.

e. Reductions in supermajority vote requirements.

f. Adoption of anti-greenmail provisions.

g. Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; and
changes in corporate governance and their impact on shareholder rights.

h. Mutual Funds: Approve or amend investment advisory agreement if the fee is comparable to similar funds.

i. Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3. When voting items which have a potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

a. Elimination of cumulative voting.

b. Capitalization changes which add classes of stock which are “blank check” in nature or that dilute the voting interests of existing shareholders.

c. Increases in capitalization authorization greater than 100% where management does not offer an appropriate rationale for the increase or that appear to be contrary to the best interests of existing shareholders.

d. Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.

e. Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.

f. Classified boards of directors.

g. Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.

h. Excessive compensation or non-salary compensation-related proposals.

i. Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

j. Approve or amend director age restrictions.

k. Adjournment of meeting in order to solicit additional votes.

l. “Other business as properly comes before the meeting” proposals which give a “blank check” to those acting as proxy.

Specific Policies-Shareholder Proposals

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine economic impact and the impact on the interests of shareholders.

1. When voting shareholder proposals, Fox in general supports the following items:

i) Adoption of CERES Principles.

ii) Anti-greenmail provisions.

iii) Auditors should attend the annual meeting of shareholders.

iv) Bylaw or charter amendments to be made only with shareholder approval.

v) Confidential voting.

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vi) Election of the board on an annual basis (declassify the board).

vii) Elimination of outside directors’ retirement benefits.

viii) Establishing independent audit, nominating, or compensation committees.

ix) Expanded reporting of financial or compensation information, within reason.

x) Opting-out of state business combination provisions.

xi) Reduction or elimination of supermajority vote requirements.

xii) Requiring a majority of independent directors on the board.

xiii) Submit shareholder rights plan (poison pill) to vote, or redeem the plan.

xiv) Undo various anti-takeover related provisions.

b) Specific Considerations for Labor Organizations or Mandates

i) Corporate conduct and human rights. Principles relating to company investment in countries with patterms of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).

ii) Equality principles on sexual orientation.

iii) Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish fair lending goals.

iv) Proposals regarding equal employment opportunities and discrimination.

v) Reports on foreign military sales and economic conversion facilities.

c) Specific Considerations for Religious Organizations or Mandates

i) Human resources issues.

ii) Maquiladora Standards and International Operations Policies.

iii) McBride Principles.

iv) Military Business.

v) Proposals regarding equal employment opportunities and discrimination.

vi) Requests that companies end their production of legal, but socially questionable, products.

d) Specific Considerations for Socially Conscious Organizations or Mandates

i) Energy and the environment.

ii) Equal credit opportunity.

iii) Equality principles on sexual orientation.

iv) Human resources issues.

v) Maquiladora Standards and International Operations Policies.

vi) Military business.

vii) Northern Ireland and other human rights related issues.

viii) Proposals regarding equal employment opportunities and discrimination.

ix) Requests that companies end their production of legal, but socially or morally questionable, products.

2. When voting shareholder proposals, Fox in general opposes the following items:

i) Adoption of labor standards for foreign and domestic suppliers.

ii) Establishing a mandatory retirement age for directors.

iii) Limiting tenure of directors.

iv) Proposals which require inappropriate endorsements or corporate actions.

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v) Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-
business nature, or would provide no pertinent information from the perspective of ERISA shareholders.

vi) Requiring directors to own stock before being eligible to be elected.

vii) Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive .

b) Specific Considerations for Labor Organizations or Mandates

i) Spin-off of defense business and tobacco-related business.

c) Specific Considerations for Religious Organinizations or Mandates

i) Equality principles on sexual orientation.

d) Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

3. When voting shareholder proposals, Fox in general abstains on the following items:

i) Energy and the environment.

ii) Equality principles on sexual orientation.

iii) Human resources issues.

iv) Maquiladora Standards and International Operations Policies.

v) Military business.

vi) Northern Ireland.

vii) Proposals regarding equal employment opportunities and discrimination.

viii) Requests that companies end their production of legal, but socially questionable, products.

b) Specific Considerations for Labor Organizations or Mandates

i) No specific provisions.

c) Specific Considerations for Religious Organinizations or Mandates

i) No specific provisions.

d) Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

Corporate Governance

Corporate governance issues may include, but are not limited to, the following:

A. Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

B. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

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Identification and Resolution of Conflicts with Clients

As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1) Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox. An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.

2) The CCO will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy
Administrator.

3) The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy
Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1) If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member)
of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies"), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2) If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member) in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:

a) The client, in the case of an individual or corporate client;

b) In the case of a Fund its board of directors, or any committee identified by the board; or

c) The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its clients proxies would have a material adverse economic impact on Fox’ clients’ securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of Fox’s proxy voting policies and procedures;
•	Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
•	A record of each vote cast;
•	A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and Fox’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

^ Eaton Vance Build America Bond Fund

Class A Shares - EBABX Class C Shares - ECBAX Class I Shares - EIBAX

Two International Place Boston, Massachusetts 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the ^Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the ^Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^21
Investment Restrictions	^8	Sales Charges	^22
Management and Organization	^9	Performance	^24
Investment Advisory and Administrative Services	^17	Taxes	^25
Other Service Providers	^20	Portfolio Securities Transactions	^29
Calculation of Net Asset Value	^20	Financial Statements	^30

Appendix A: Class A Fees, Performance and Ownership	^31	Appendix D: Ratings	^34
Appendix B: Class C Fees, ^Performance and Ownership	^32	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	^43
Appendix C: Class I Performance and Ownership	^33	Appendix F: Adviser Proxy Voting Policies and Procedures	^45

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund ^Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the ^Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the ^Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public ^purposes. Build ^America Bonds are issued for public purposes only. Municipal obligations include bonds as well as commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

Under the terms of the American Recovery and Reinvestment Act of 2009 (the “Act”), issuers of “direct pay” Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds. Holders of “tax credit” Build America Bonds receive a federal tax credit currently equal to 35% of the coupon interest received. In the event the U.S. Treasury stops reimbursing an issuer of Build America Bonds, the issuer has the right to “call”, or redeem, its securities. As a result, the Fund may have to reinvest prepayment proceeds at a lower yield. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. ^Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The ^^Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the ^^Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There

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have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The ^Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the ^Fund as a result of any such event, and the ^Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The ^Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the ^Fund. The ^Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations ^depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the ^Fund will be affected by such changes.

Insured Obligations. The ^^Fund may purchase municipal obligations that are insured as to their scheduled payment of principal and interest^. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. In addition, changes in the ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation^. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the ^Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the ^Fund’s investment policies. The ^Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however that holdings rated below B will be ^no more than 10% of net assets. In the event the rating of an obligation held by the ^Fund is downgraded, causing the ^Fund to exceed ^the foregoing limitations, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the ^Fund’s credit quality limitations. In the case of a defaulted obligation, the ^Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

When the ^Fund invests in lower rated or unrated municipal obligations, the achievement of the ^Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the ^Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D.

Municipal Leases. The ^Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local

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governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the ^Fund may be deemed illiquid for the purpose of the ^Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the ^Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The ^Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the ^Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the ^Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The ^Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and the ^Fund to buy such securities on a settlement date that could be several months or several years in the future. The ^Fund may also purchase instruments that give the ^Fund the option to purchase a municipal obligation when and if issued.

The ^Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the ^Fund enters into the purchase commitment. When the ^Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the ^Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the ^Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the ^Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the ^Fund (or of securities that the ^Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the ^Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the ^Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The ^Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The ^Fund will be required, in connection with

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transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the ^Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the ^Fund from closing out positions and limiting its losses.

The ^Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The ^Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the ^Fund or which it expects to purchase. The ^Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The ^Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

Residual Interest Bonds. The ^Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the ^Fund when short-term interest rates rise, and increase the interest paid to the ^Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the ^Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to a Fund’s restrictions on borrowings.

Under certain circumstances, the ^Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the ^Fund. Such agreements commit the ^Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forebearance agreement, the ^Fund would not be required to make such a reimbursement. If the ^Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The ^Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the ^Fund’s restrictions on borrowing described herein and in the Prospectus.

Credit Derivatives. The ^Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. The counterparties to many derivatives transactions are investment banks (or, if recently restructured, formerly categorized as investment banks), an industry that has recently experienced higher than normal bankruptcies. The risk of counterparty default increases in the event such counterparties undergo bankruptcy or are otherwise part of an industry affected by increased bankruptcy activity.

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Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations may reserve the right to call (redeem) the bond. If an issuer redeems securities held by the ^Fund during a time of declining interest rates, the ^Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the ^Fund may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The ^Fund may enter into a separate agreement with the seller of the security or some other person granting the ^Fund the right to put the security to the seller thereof or the other person at an agreed upon price. The ^Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the ^Fund or that selling institutions will be willing to permit the ^Fund to exercise a put to hedge against rising interest rates. The ^Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. The Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.

Variable Rate Obligations. The ^Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions and the investor may ^have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The ^Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the ^Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The ^Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the ^Fund receiving or paying, as the case may be, only the net amount of the two payments. The ^Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the ^Fund’s risk of loss consists of the net amount of payments that the ^Fund is contractually entitled to receive. The net amount of the excess, if any, of the ^Fund’s obligations over its entitlements will be maintained in a segregated account by the ^Fund’s custodian. ^The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the ^Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of the ^Fund’s assets may be invested in securities as to which the ^Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all

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of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the ^Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the ^Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of ^Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the ^Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not purchase illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the ^Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the ^Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Asset Coverage. To the extent required by SEC guidelines, the ^Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

ReFlow Liquidity Program. The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing the ^Fund’s net assets to the benefit of the Fund and its shareholders. To the extent the ^Fund’s net assets do not decline, the investment adviser may also benefit.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. The ^Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. The ^Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the ^Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the ^Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. ^The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the

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SAI dated ^March 1, 2011

outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)

Purchase any securities or evidences of interest there on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;
(4)

Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(6)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or
(7)

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

In addition, the Fund has adopted the following fundamental ^policy: The Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

In connection with Restriction (5) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

^In addition, ^to the extent a registered open-end ^investment ^company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) ^under the 1940 ^Act, such portfolio shall not acquire any ^securities of a registered open-end investment company in ^reliance on Section 12(d)(1)(G) ^under the 1940 Act.

The following nonfundamental investment policies have been adopted by the ^^Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The ^^Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the

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SAI dated ^March 1, 2011

current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value)
is held as collateral for such sales at any one time; or
•	invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

^The Fund will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds. ^ For purposes of the ^Fund’s investment restrictions and diversification status, the determination of the “issuer” of any ^obligation, including residual interest bonds, will be made by the ^Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations. The ^Fund’s investments in residual interest bonds and similar securities described in the prospectus and this SAI will not be considered borrowing for purposes of a Fund’s restrictions on borrowing described herein and in the prospectus.

Whenever an investment policy or investment restriction set forth in the ^Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the ^^Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the ^^Fund to dispose of such security or other asset. However, the ^Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the ^Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the ^Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the ^Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Name and ^Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios In Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)

Interested Trustee

THOMAS E. FAUST JR.	^Trustee	^Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of 175
registered investment companies and 1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.

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SAI dated ^March 1, 2011

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and ^ Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee (1)	During Last Five Years (2)

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	^Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	^Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	^Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	^Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	^Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	^Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous
academic and professional papers on these areas.

RALPH F. VERNI	Chairman of	^Chairman	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	of the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).
^

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

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Principal Officers who are not Trustees
Term of Office and
Name and ^Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	^President	^Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957			Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President^	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President^	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of ^36 registered investment companies
^1970			managed by Eaton Vance or BMR.
^
MARIA C. CAPPELLANO	Vice President	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of 48 registered investment companies
1967			managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President^	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	^Vice President^	^Since 2005^	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies
^1963			managed by Eaton Vance or BMR.

JOHN H. CROFT	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President^	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32
^1972			^registered investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President^	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President^	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies
^1960			managed by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President^	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 ^registered investment companies
^1962			managed by Eaton Vance or BMR.
^
ROBERT B. MACINTOSH	Vice President	^Since 1998^	Vice President of Eaton Vance and BMR. Officer of 93 registered investment companies managed
^1957			by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President^	Since 2009	Vice President of Eaton Vance and BMR. ^Officer of ^32 registered investment companies
^1959			managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President^	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^1954			managed by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President^	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^1961			managed by Eaton Vance or BMR.

THOMAS SETO	Vice President^	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962^			("Parametric"). Officer of ^32 registered investment companies managed by Eaton Vance or
BMR.

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SAI dated ^March 1, 2011

Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DAVID M. STEIN	Vice President^	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 ^registered
^1951^			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Originally joined Eaton Vance in July 2002. Prior to re-
1980			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
(2007-2008) and attended business school in Chicago, Illinois. Officer of 36 registered investment companies managed by Eaton Vance or BMR.

DAN R. STRELOW	Vice President^	Since 2009	Vice President of Eaton Vance and ^BMR^. Officer of ^32 registered investment companies
^19^59^			managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President^	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.
^
ADAM A. WEIGOLD	Vice President^	^Since 2007^	Vice President of Eaton Vance and BMR. Officer of 69 registered investment companies managed
^1975			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	^Since 2005^	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	^Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008
^
PAUL M. O’NEIL	Chief Compliance Officer	^Since 2004^	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1953			managed by Eaton Vance or BMR.

* Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and

Eaton Vance Build America Bond Fund

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SAI dated ^March 1, 2011

the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee:

        Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which

Eaton Vance Build America Bond Fund

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SAI dated ^March 1, 2011

he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the ^Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review ^Committee^. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, 2010, the Governance Committee convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the ^Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the ^Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the ^Fund’s compliance with legal and regulatory requirements that relate to the ^Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of

Eaton Vance Build America Bond Fund

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SAI dated ^March 1, 2011

applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended October 31, 2010, the Audit Committee convened fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended October 31, 2010, the Contract Review Committee convened eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the ^Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2010, the Portfolio Management Committee convened ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the ^Fund’s ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2010^.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	^over $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, 2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2009 and December 31, 2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

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SAI dated ^March 1, 2011

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2009 and December 31, 2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Fund, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the ^Trust are paid by the Fund (and other series of the Trust)^. (A Trustee of the ^Trust who is a member of the Eaton Vance organization receives no compensation from the ^Trust.) During the fiscal year ^ended October 31, 2010, the Trustees of the ^^Trust earned the following compensation in their capacities as Trustees from the ^^Trust. For the year ended December 31, 2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	^$10,175	^$9,290	^$10,175	^$10,175	^$9,290	^$10,175	^$14,377
Trust and Fund Complex(1)	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(3)	^$325,000(4)

(1) As of March 1, 2011, the Eaton Vance fund complex consists of ^175 registered investment companies or series thereof. ^Heidi L. ^Steiger resigned as a Trustee effective November ^29, ^2010. For the ^fiscal year ended ^October 31, 2010, ^Ms. Steiger received ^Trustees fees of $9,290 from the Trust. ^For the calendar year ended December 31, ^2010, ^she received $^210,^000 from the Trust and Fund Complex^.

(2) The Trust consisted of ^30 Funds as of ^October 31, 2010. ^

(^3) Includes $45,000 of deferred compensation.

(^4) Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984^ and is operated as an open-end management investment company. Prior to February 28, 2011 the Fund invested all of its assets in one investment company, Build America Bond Portfolio (the "Portfolio"). The Trust ^may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain

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circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

^Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the ^Trust) could be deemed to have personal liability for the obligations of the ^Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The ^Trust’s Declaration of Trust contains an express disclaimer of liability on the part of ^Fund shareholders and the ^Trust’s By-laws provide that the Trust shall assume the defense on behalf of any ^Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the ^Trust’s By-laws also provide for indemnification out of ^Fund property of any ^shareholder held personally liable solely by reason of being or having been ^a shareholder for all loss or expense arising from such liability. The assets of the ^Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the ^Fund’s business and the nature of its assets, management believes that the possibility of the ^Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

^

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”)^. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the ^Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the ^Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the ^Fund and what portion, if any, of the ^Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment ^activities. For a description of the compensation that the Fund pays the investment adviser, see the prospectus.

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Prior to February 28, 2011 the Fund invested all of its assets in Build America Bond Portfolio. The following table sets forth the net assets of the Build America Bond Portfolio at October 31, 2010 and the advisory fees from the commencement of operations on November 17, 2009 through October 31, 2010.

		Advisory Fee for Period Ended
	Net Assets at 10/31/10	10/31/10(1)
Build America Bond Portfolio	$52,982,470	$116,352(2)

(1)	For the period from the start of business, November 17, 2009 through October 31, 2010.
(2)	For the fiscal period ended October 31, 2010, the advisory fee of the Portfolio was reduced by the Portfolio’s allocable portion of Cash Management Portfolio, an affiliated money market fund. For the fiscal period ended October 31, 2010, the investment advisory fee for the Portfolio totaled $116,352, of which $319 was allocated from Cash Management Portfolio and $116,033 was paid or accrued directly by the Portfolio.

The Investment ^Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the ^Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the ^Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. ^Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach^, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the ^Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the ^Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a "portfolio manager") of the Fund are ^listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of ^the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows

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the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee*
Craig R. Brandon
Registered Investment Companies	^14	^$1,803.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Cynthia J. Clemson
Registered Investment Companies	^11	^$2,972.7	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

^

The following table shows the dollar range of shares of the Fund beneficially owned by its the portfolio managers as of the Fund’s most recent fiscal year ended October 31, 2010 and in the Eaton Vance Family of Funds as of December 31, ^2010.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Cynthia J. Clemson	None	^over $1,000,000

Craig R. Brandon	None	^$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser ^has adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment ^adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer ^group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ^ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on

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three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee^. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid to Eaton Vance $590 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The ^Fund ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD^"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement ^is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution ^Agreement or ^any applicable Distribution ^Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding ^Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The ^principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director of EVD.^

Custodian. State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the ^Fund. State Street has custody of all cash and securities ^of the Fund^, ^maintains the general ledger of ^the Fund and computes the daily net asset value of ^shares of the Fund. In such capacity it attends to details in connection

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with the sale, exchange, substitution, transfer or other dealings with the ^Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust^. State Street ^provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund ^and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the ^Fund, providing audit and related ^services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of ^the Fund is ^computed by State Street (as agent and custodian for ^the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The ^Fund will be closed for business and will not price its shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the ^Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the ^Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market

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SAI dated ^March 1, 2011

conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^the Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class

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SAI dated ^March 1, 2011

thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Fund custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the ^Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $^50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance ^U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the ^Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

^

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Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for ^Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

^

The Trust also has in effect a compensation-type Distribution Plan (the “Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class C shares. On each sale of shares (excluding reinvestment of distributions), Class C will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each Class C share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. The Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 0.75% of the purchase price of Class C shares and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that ^the Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have ^benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of ^the Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the ^Plan and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. Because payments to the principal underwriter under the Class C ^Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

The Class C Plans also authorizes the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on ^October 19, 2009. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of

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the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may ^also be disclosed ^as follows:

  ^
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the ^Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. ^To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (^Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group)^, ^analytical service providers engaged by the investment adviser (^Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (^Institutional Shareholder Servicing Inc.), pricing services (^TRPS Mark-to-Market Pricing Service, WM Company Reuters Information ^Services and Non-Deliverable Forward Rates Service, Pricing Direct, ^FT
  Interactive Data Corp^., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (^Citibank, N.A^. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (^national and

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SAI dated ^March 1, 2011

  regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^The Fund qualified as a RIC for its fiscal year ended October 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so ^elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

^

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible

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4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts^.

For taxable years beginning on or after January 1, 2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions ^may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the ^Fund and, in order to avoid a tax payable by the Fund, the ^Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The ^Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the ^Fund. Tax rules are not entirely clear about issues such as when the ^Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

The ^Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions ^may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the ^Fund, defer ^Fund losses, cause adjustments in the holding periods of ^Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

The ^Fund’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the ^Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the ^Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the ^Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the ^Fund.

As a result of entering into swap contracts, the ^Fund may make or receive periodic net payments. The ^Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the ^Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the ^Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

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SAI dated ^March 1, 2011

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they ^are made out of a Fund’s ^earnings and ^profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, ^2012, distributions that the Fund ^reports as “short-term capital gain dividends” or “long-term capital gain dividends” ^will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the ^one year period ending on the date of distribution^, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s interests will be in U.S. real property.

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SAI dated ^March 1, 2011

^

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. The Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by BMR, the Fund’s investment adviser. ^The Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability,

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experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the ^Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the ^Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The ^Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the ^Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the ^Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

^

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^1934 Act. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a

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particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the 1934 Act.

The investment companies sponsored by the investment adviser or its affiliates may also allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the period from the start of business November 17, 2009 through the fiscal year ended October 31, 2010, as well as the amount of ^Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

		Amount of Transactions	Commissions Paid on
		Directed to Firms	Transactions Directed
Period End	Brokerage Commissions Paid	Providing Research	Firms Providing Research

December 31, 2010*	$0	$0	$0

* For the period from the start of business November 17, 2009, to October 31, 2010.

As of October 31, 2010, the Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

^

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and Portfolio appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund and Portfolio for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC (Accession No. 0000950123-10-117278).

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APPENDIX A

^Class A Fees, Performance & Ownership

^

Sales Charges and Distribution and Service Fees. For the period from the start of business November 17, 2009 to the fiscal year ended October 31, 2010, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service Fees
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Paid to
Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries

$444,929	$372,395	$72,534	$0	$29,847	$3,078

Performance Information. Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

American Enterprise Investment Services	Minneapolis, MN	21.42%
Pershing LLC	Jersey City, NJ	14.03%
Raymond James	St. Petersbug, FL	6.11%
NFS LLC FEBO Peter Laurence Rathjens and Hillary D. B. Rathjens	Sudbury, MA	5.14%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX B

Class C Fees, Performance & Ownership

^

Distribution and Service Fees. For the period from the start of business November 17, 2009 to the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee		Uncovered		Service Fees
Underwriter to	Paid to	CDSC Paid to	Distribution Charges	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	(as a % of Class Net Assets)	Fees	Financial Intermediaries

$102,644	$32,794	$1,000	$785,000 (6.0%)	$10,905	$25,748

Performance Information. Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Raymond James	St. Petersburg, FL	26.01%
Citigroup Global Markets, Inc.	Owings Mills, MD	12.66%
Janney Montgomery Scott LLC	Philadelphia, PA	10.02%
Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	7.65%

Beneficial owners of 25% or more of this Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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     APPENDIX C

Class I ^Performance & Ownership

^

Performance Information. Because this Class of the Fund does not have a full fiscal year of performance, no after-tax return is provided.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Distributors Inc.	Boston, MA	62.83%
Fifth Third Bank FBO IRR Tr U/A Ben E. Tate, Jr.	Cincinnati, OH	6.96%
Citigroup Global Markets, Inc.	Owings Mills, MD	5.92%

Beneficial owners of 25% or more of this Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected

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over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

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• Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps: • Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

• The client, in the case of an individual or corporate client;

• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s

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proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

^

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

Eaton Vance
Multi-Strategy Absolute Return
Fund
Class A Shares - EADDX Class B Shares - EBDDX Class C Shares - ECDDX
Class I Shares - EIDDX
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolios the Fund may invest in. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	^50
Investment Restrictions		17	Sales Charges	^51
Management and Organization		^27	Performance	^54
Investment Advisory and Administrative Services		^36	Taxes	^55
Other Service Providers		^48	Portfolio Securities Transactions	^60
Calculation of Net Asset Value		^49	Financial Statements	^63

Appendix A:	Class A Fees, Performance and Ownership	^64	Appendix E: Ratings	^72
Appendix B:	Class B Fees, Performance and Ownership	^66	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^81
Appendix C:	Class C Fees, Performance and Ownership	^68	Appendix G: Adviser Proxy Voting Policies and Procedures	^83
Appendix D: Class I Performance and Ownership		^70

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

As stated in the ^Prospectus, the Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate. Unless the context indicates otherwise, the term “Portfolio” refers to each such investment company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or the Fund, if applicable, that may engage in that investment practice or technique (as described in the ^Prospectus). As noted in the prospectus, the Fund also may engage in these investment practices and techniques.

STRATEGIES AND RISKS

The ^principal strategies of the Fund and the Portfolios are described in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a ^principal or secondary strategy, and a summary of certain attendant risks by one or more Portfolios and the Fund. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Duration. ^ The Fund’s duration is the sum of the Fund’s allocable share of the duration of each of the Portfolios in which it invests. The Fund’s allocable share of a Portfolio’s duration is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio. In determining a Portfolio’s duration, the investment adviser will make certain assumptions in determining the value of Portfolio assets, as described under “Calculation of Net Asset Value“. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, ^Boston Income or High Income Opportunities Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the Boston Income or High Income Opportunities Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix E.

High Income Opportunities Portfolio and Boston Income Portfolio seek to achieve their investment objectives by investing primarily in high-yielding, high risk, fixed-income securities. A substantial portion of a Portfolio will generally consist of fixed-income

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securities and dividend stocks. However, a Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Portfolio’s investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Portfolio will vary and may include a broad range of quality in rated and unrated debt securities, as described in the prospectus.

Each Portfolio may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Deliverable and non-deliverable forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. For Investment Grade Income Portfolio, the credit quality of the unsecured senior debt or the claims-paying

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ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Markets. Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries are comparatively undeveloped. Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Due to market illiquidity, capital restrictions, withholding taxes, differences in credit quality, portfolio allocation balance, and other investment considerations, a portfolio may obtain synthetic exposure to emerging markets by holding derivatives along with cash equivalents, Treasuries, Agency MBS, or other high credit quality investments. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of a Portfolio’s income, gains or initial capital from these countries can occur.

Lower Rated Securities. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. The value of Fund shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense. For a description of corporate bond ratings, see Appendix ^E.

MBS. A Portfolio’s investments in MBS may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped MBS, floating rate MBS listed under “Indexed Securities“ and certain classes of multiple class collateralized mortgage obligations (as described below). MBS differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A

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Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other MBS on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

Asset-Backed Securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial MBS, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an insured security will be affected by the credit standing of its insurer.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage0backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations ("CMOs"). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders, which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages.

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SAI dated March 1, 2011

Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." Currently, Investment Portfolio’s investment adviser will consider privately issued CMOs or other privately-issued MBS as possible investments only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Stripped Mortgage-Backed Securities ("SMBS"). A Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Portfolio’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of a Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. For High Income Opportunities and Investment Portfolios, such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate MBS. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not MBS, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the MBS. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), the Fund may not be able to easily sell auction rate securities it holds and the auction agent may lower the rate paid to holders of such securities. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular remarketing or auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. ^Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Senior Loans. A Portfolio may invest in interests in Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

A Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The ^purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the borrower (the "Borrower"). As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

A Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan ^Investor (an "Interposed Person"), at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality^. Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan, at the time of investment, has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality^, provided that a Portfolio may enter into a transaction to ^acquire a Participation with an Interposed Person where such Interposed Person does not have outstanding debt or deposit obligations rated ^investement grade ^if the Portfolio does so in compliance with applicable written procedures governing such transactions. ^ Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior Loan, it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the ^agent to fulfill its obligation may delay or adversely affect receipt of payment by the Portfolio. Furthermore, unless under the terms of a Loan Agreement or Participation Agreement (as applicable) a Portfolio has direct recourse against the Borrower, the Portfolio ^must rely on the Agent and the other Loan Investors to use appropriate ^remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments of securities priced at a premium may result in losses.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

A Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

A Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most ^Loan Agreements, there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, the Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court ^took any of these actions, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund ^interest.

A Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. A Portfolio may invest in Junior Loans, including second lien loans, bridge loans or bridge facilities, and other subordinated or unsubordinated loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. BMR intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

^

A Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance total return (which may be considered speculative) to hedge

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter options on securities, indices or currencies, including exotic options; the purchase of put options and the sale of call options on securities held, equity swaps, and the purchase and sale of currency futures, forward foreign currency exchange contracts; forward rate agreements; warrants; interest rate, total return, credit default and currency swaps.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options may be used and may entail greater credit and liquidity risk than those contracts traded on a CFTC-regulated exchange.

A put option on a security may be written only if the investment adviser intends to acquire the security. Call options written on securities by a Portfolio will be covered by ownership of the securities subject to the call option or an offsetting option.

A Portfolio may invest in putable certificates, which are issued by a pass-through trust owning a corporate bond with a put option that allows the investor to convert the fixed-coupon bond into a cash instrument, essentially removing the interest rate risk. The trusts that issues putable certificates are sponsored by investment banking firms that also serve as counterparty to the put option. Putable certificates generally offer all the benefits of a traditional putable bond.

For Government Obligations Portfolio, a covered option may not be written on U.S. Government securities if after such transaction more than 25% of net assets as measured by the aggregate value of the securities underlying all written covered calls and puts, would be subject to such options. In addition, options on any U.S. government security will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate premiums paid for all such options, would be so invested.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities

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SAI dated March 1, 2011

exchange; the facilities of a national securities exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or a regulator or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.

Options transactions are subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards or trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that may be purchased or sold may be affected by options sold or purchased by other investment advisory clients or the investment adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Credit Derivatives. Credit derivatives are instruments that derive their value from the credit risks of an entity or group of entities and may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time a Portfolio may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swap agreements, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities.

Credit Default Swap Contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes, Credit Options and Similarly Structured Investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference obligation"). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Interest Rate and Total Return Swaps and Forward Rate Agreements. A Portfolio may enter into interest rate and total return swap agreements. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange with another party of each party’s respective commitment to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Global Macro, Floating Rate and Investment Portfolios will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Emerging Markets Local Income and International Income Portfolios may enter into interest rate and total return swaps in which payments are not netted or on a net basis. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

A Portfolio may also enter forward rate agreements. Under these agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between

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the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Derivatives on Economic Indices. A Portfolio may trade derivatives on economic data releases, such as, but not limited to, employment, retail sales, industrial production, inflation, consumer sentiment and economic growth to minimize exposure to adverse market movements in response to the release of economic data and to enhance return. Derivatives on economic indices are currently offered in an auction format and are booked and settled as OTC options. Participants buy and sell these options by submitting limit order bids and offers. Auctions take place at least 24 hours prior to the release of the applicable economic data. At the close of the auction, orders are filled at the best available price, but within the parameters of the order. Prices of the options are based on the relative demand for their implied outcome. Derivatives on economic statistics are subject to risks similar to those applicable to the derivative instruments described above but may also be subject to additional liquidity risk.

Short Sales. Each Portfolio may seek to hedge investments or realize additional gains through short sales of securities. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. When a Portfolio is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

Equity Investments. Equity investments include common stocks, preferred stock, other equity securities and/or non-income producing equity securities. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. A Portfolio may also purchase warrants. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts. A Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Exchange-Traded Funds. High Income Opportunities Portfolio, Government Obligations Portfolio, Investment Portfolio and Multi-Sector Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to

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provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio. Moreover, the Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that the Portfolio invests in ETFs, the Portfolio must bear these expenses in addition to the expenses of its own operation.

Other Investment Companies. Floating Rate Portfolio may invest in closed-end investment companies which invest in floating rate instruments. Floating Rate Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by Floating Rate Portfolio. The value of closed-end investment company securities,which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” and "Pooled Investment Vehicles" for additional information about investment in other investment companies. If Floating Rate Portfolio invests in ^an affiliated money market fund, or similar fund that charges a management fee, the ^management fee paid on such investment will be credited against ^Floating Rate Portfolio’s management fee.

Leverage Through Borrowing. A Portfolio that engages in bank borrowings is required to maintain continuous asset coverage of not less than 300% with respect to such bank borrowings. This allows a Portfolio to borrow an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described in the prospectus) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce a Portfolio’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

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At October 31, 2010, Government Obligations Portfolio and Investment Portfolio (each of which may borrow for leverage) had no outstanding loan balances and did not have any significant borrowings during the year ended October 31, 2010. Interest is charged to a Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.

Securities Lending. As described in the prospectus, a Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio may receive loan fees in connection with loans of securities for which there is special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a Portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by a Portfolio in respect of loaned securities may be invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be

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consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio.

Additionally, a Portfolio may reinvest cash collateral in any other securities consistent with its investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the prospectus and in this SAI, including those relating to the use of leverage.

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Repurchase Agreements. A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. Repurchase agreements which mature in more than seven days will be treated as illiquid. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. The Fund’s investments in repurchase agreements are subject to the requirements of the Investment Company Act of 1940, as amended.

Reverse Repurchase Agreements. Each Portfolio and the Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio or the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio or the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio or the Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio or the Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio or the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s or the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s or the Fund’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s or the Fund’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Portfolio or the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio’s or Fund’s yield.

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Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If each Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, each Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Pooled Investment Vehicles. ^ The Fund and each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio invests in an affiliated money market fund, or similar fund that charges a management fee, then the allocable portion of the management fee paid on such investment will be credited against the Portfolio management fee.

Money Market Instruments. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, the investment adviser judges such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include ^an affiliated money market fund which invests in such short-term securities.

Warrants. A Portfolio may from time to time invest a portion of their assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

ReFlow Liquidity Program. Each Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other

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shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rates of Global Macro ^Portfolio, Investment Grade Income Portfolio and SMID-Cap Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. Annual turnover rates of Boston Income ^Portfolio, Dividend Builder Portfolio, Global Dividend Income Portfolio, High Income Opportunities Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and Special Equities Portfolio may exceed 100% (200% in the case of Small-Cap Portfolio and Special Equities Portfolio) (excluding turnover of securities having a maturity of one year or less). A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. Historical turnover rate(s) are included in the Financial Highlights table(s) in the prospectus.

Diversified Status. The Fund and each Portfolio (with the exception of Emerging Markets Local Income Portfolio, Focused Growth Portfolio, Global Macro Portfolio, International Income Portfolio and ^Multi-Sector Option Strategy Portfolio) is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

^Portfolio Investing. The Fund ^that invests in a "master-feeder" or ^"fund-of-funds" structure may ^discontinue use of ^that structure without shareholder approval at any time if the Board of Trustees of the ^Trust determines that it is in the best interest of the Fund and its shareholders to do so. ^In ^such event, ^the Board ^would consider what action might be taken, including investing ^Fund assets ^in another pooled investment entity or retaining an investment adviser to manage ^Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected ^if its ^investment structure is changed or ^if another Portfolio investor ^withdraws all or a portion of its Portfolio assets.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); the Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

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(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

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The following investment restrictions of the Portfolios are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Portfolio’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Portfolio.

The fundamental investment restrictions of Dividend Builder Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Portfolio and Special Equities Portfolio are stated below. Accordingly, each Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(2)	Borrow money or issue senior securities, except as permitted by the 1940 Act.
(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Dividend Builder Portfolio, Large-Cap Value Portfolio, Small-Cap Portfolio and Special Equities Portfolio may not:

(4)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(5)	Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or
(6)	Invest in commodities (in the case of Small-Cap Portfolio) or physical commodities (in the case of Dividend Builder Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio) or commodity contracts for the purchase and sale of physical commodities.

In addition, Large-Cap Value Portfolio, Small-Cap Portfolio and Special Equities Portfolio may not: (7) Underwrite securities of other issuers.

In addition, Dividend Builder Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio may not:

(^8)	^Concentrate 25% ^or more ^of its ^assets ^in ^any one ^industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. ^Government or any of its agencies or ^instrumentalities).

In addition, Dividend Builder Portfolio may not:

(9)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act.

In addition, Small-Cap Portfolio may not:

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(10)	Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, Large-Cap Growth Portfolio may not:

(^11)	Purchase any securities or evidences of interest ^therein on “margin,^“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(^12)	Engage in the underwriting of securities; ^
^
(^13)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; ^or
^

(14)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (^2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow ^money, except for the limited purposes described in the Prospectus.

^

The ^fundamental investment restrictions of Investment Grade Income Portfolio are ^stated below. Accordingly, ^the Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Borrow money or issue senior securities, except as permitted by the 1940 Act;
(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;
(4)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(5)	Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);
(6)	Invest in physical commodities or commodity contracts for the purchase and sale of physical commodities; or
(7)	Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

^

The fundamental investment restrictions of Emerging Markets Local Income Portfolio, Global Macro Portfolio and International Income Portfolio are stated below. Accordingly, each Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(2)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law; or
(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Portfolio’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, each Portfolio may:

     (7) Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (^2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

^

The fundamental investment restrictions for Boston Income Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of the total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act (the use of options and futures transactions and short sales may be deemed senior securities);
(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933 (restricted securities);
(5)	Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Portfolio’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;
(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(7)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(8)	Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.

With respect to restriction (5), Boston Income Portfolio will construe the phrase, “more than 25%” to be “25% or more”.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

The fundamental investment restrictions for Floating Rate Portfolio are stated below. The Portfolio may not:

(1)	Purchase any security if, as a result of such purchase, 25% or more of the Portfolio’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or
(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

The following investment restrictions of Focused Growth Portfolio and SMID-Cap Portfolio are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of each Portfolio’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Portfolio. Accordingly, each Portfolio may not:

(1)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);
(4)	Engage in the underwriting of securities;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(6)	Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or
(7)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.

Additionally, SMID-Cap Fund may not:

(8)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

The fundamental investment restrictions ^of Global Dividend Income Portfolio are stated below. ^Accordingly, the Portfolio may not^:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities (or evidences of interest in the case of Global Dividend Income Fund only) therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (including interests in real estate limited partnerships for Parametric Structured Emerging Markets Fund only) (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and, for all Funds except Parametric Structured Emerging Markets Fund, (d) lending cash consistent with applicable law; or

(^6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of ^any one issuer, or ^invest in more than 10% of the outstanding voting securities of ^any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies^.^

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the Prospectus.

The fundamental investment restrictions of Global Macro Absolute Return Advantage Portfolio are stated below.  Accordingly, the Portfolio may not:

     (^1)   Borrow money or issue senior securities except as permitted by the 1940 Act;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(^2)	Purchase securities on margin (but the ^Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the ^Fund of ^initial, maintenance or
^variation margin in connection with all types of options and futures ^contract transactions is not considered the purchase of a security on margin^;

(^3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(^4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate^;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law; or
(6)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

In addition, the Portfolio may:

(7)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus

The fundamental investment restrictions for Government Obligations Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(^5)	Purchase or sell ^real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or ^deal in real estate;

(6)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;
(7)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities; or
(8)	Buy investment securities from or sell them to any of its officers or Trustees of the Portfolio, the investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

For purposes of Restriction (1) above, less than 25% of total assets will be concentrated in any one industry. For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

The fundamental restrictions of High Income Opportunities Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(5)	Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Portfolio’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;
(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(7)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
(8)	Make loans to any person except by a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

With respect to restriction (5), the Portfolio will construe the phrase “more than 25%” to be “25% or more”.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

The fundamental restrictions of Investment Portfolio are stated below. Accordingly, the Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
(3)	Engage in the underwriting of securities;
(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Portfolio's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

The fundamental investment restrictions for Large-Cap Core Research Portfolio are stated below. The Portfolio may not:

	(1^)	^Borrow money or issue senior securities except as permitted by the 1940 Act;

	(2^)	^Engage in the underwriting of securities;

	(3)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical
^commodities;

	(4)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b)
entering into repurchase agreements, (c) lending portfolio securities ^and (d) lending cash consistent with applicable law;

	(5)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

	(6)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Portfolio^’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

The fundamental investment restrictions of Multi-Cap Growth Portfolio are stated below. Accordingly, the Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(3)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;
(4)	With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S.
Government, its agencies or instrumentalities and except securities of other investment companies;
(5)	Underwrite or participate in the marketing of securities of others;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(6)	Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund’s total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);
(7)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate; or
(8)	Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus The fundamental investment restrictions of the Multi-Sector Option Strategy Portfolio are stated below. Accordingly, the Portfolio may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase any securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or
(5)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, and (c) lending portfolio securities.

In addition, the Portfolio may:

(6)	Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities related investments) to the extent permitted by law.,

The Portfolio may concentrate its investments in certain sectors, industries or types of obligations.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings)^.

^

Notwithstanding its investment policies and restrictions, the Fund ^may, in compliance with the requirements of the 1940 ^Act, invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a ^portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such ^portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the

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  current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the the Fund or a Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the the Fund or a Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used below, “^BIP” refers to ^Boston Income Portfolio, ^"DBP" refers to ^Dividend Builder Portfolio, “EMLIP” refers to Emerging Markets Local Income Portfolio, "FGP" refers to Focused Growth Portfolio, “FRP” refers to Floating Rate Portfolio, "GDIP" refers to Global Dividend Income Portfolio, "GMARAP" refers to Global Macro Absolute Return Advantage Portfolio, “GMP” refers to Global Macro Portfolio, “GOP” refers to Government Obligations Portfolio, “HIOP” refers to High Income Opportunities Portfolio, “IIP” refers to International Income Portfolio, “IGIP” refers to Investment Grade Income Portfolio, “IP” refers to Investment Portfolio, "LCGP" refers to Large-Cap Growth Portfolio, "LCVP" refers to Large-Cap Value Portfolio, “LCCRP” refers to Large-Cap Core Research ^Portfolio, "MCGP" refers to Multi-Cap Growth Portfolio, “^MSOSP” refers to Multi-Sector Option Strategy Portfolio, "SCP" refers to Small-Cap Portfolio, "SEP" refers to Special Equities Portfolio and "SMID" refers to SMID-Cap Portfolio.

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of 175
registered investment companies and 1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

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Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) (2006-2010). Formerly,
President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (2002-2005). Formerly, Executive
Vice President and Chief Financial Officer, United Asset Management
Corporation (an institutional investment management firm) (1982-
2001). Formerly, Senior Manager, Price Waterhouse (now
PricewaterhouseCoopers) (an independent registered public
accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
^			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous
academic and professional papers on these areas.

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	the Board	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	since 2007	(1982-1992), New England Life. Formerly, Chairperson, New England
		and Trustee	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		since 2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
^1957			Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.

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Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR.	^Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1970
^
MICHAEL BOTTHOF	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 9 registered investment companies managed
1967			by Eaton Vance or BMR.

MARIA C. CAPPELLANO	Vice President of the Trust	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR.	Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR.	Officer of ^90 registered investment companies
^			managed by Eaton Vance or BMR.
1963

JOHN H. CROFT	Vice President of the Trust	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.
^
CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^			by Eaton Vance or BMR.
1960
^
THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^			by Eaton Vance or BMR.
1962
^
JEFFREY A. RAWLINS	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. ^ ^^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^60 registered investment companies
^			managed by Eaton Vance or BMR.
1954

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^36 registered investment companies
^			managed by Eaton Vance or BMR.
1961

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962^			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

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Term of Office and
Name and ^Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951^			investment companies managed by Eaton Vance or BMR.
^
DAN R. STRELOW	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^19^59^			companies managed by Eaton Vance or BMR.
^
MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2009	Vice President of Eaton Vance and BMR. Officer of ^69 registered investment companies
^			managed by Eaton Vance or BMR.
1975
^
BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1957			managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^175 registered investment companies
^			managed by Eaton Vance or BMR.
1953

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. Each Portfolio has the same leadership structure as the Trust.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is

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not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function. Each Portfolio has the same risk oversight approach as the Fund and the Trust.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee: Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

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     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened^ five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board

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of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended^ October 31, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and the Portfolios and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Fund’s and Portfolios’ ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened^ thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2010. Interests in a Portfolio cannot be purchased by a Trustee.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	over $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31,^ 2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2009 and December 31,^ 2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of ^the Portfolios, and will not obligate the Portfolios to retain the services of any Trustee or obligate the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Fund (and other series of the Trust) and the Portfolios, respectively^. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended October 31, ^2010, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

		Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
	Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
	Trust(2)	^$10,175	^$9,290	^$10,175	^$10,175	^$9,290	^$10,175	^$14,377
	Boston Income Portfolio	^ 6,195	^ 5,656	^ 6,195	^ 6,195	^ 5,656	^ 6,195(3)	^ 8,753(4)
	Emerging Markets Local Income Portfolio	^ 675	^ 617	^ 675	^ 675	^ 617	^ 675(3)	^ 954(4)
	Floating Rate Portfolio	^ 6,195	^ 5,656	^ 6,195	^ 6,195	^ 5,656	^ 6,195(3)	^ 8,753(4)
	Global Macro Absolute Return Advantage Portfolio*	1,928	1,849	1,928	1,928	1,771	1,928(3)	2,695(4)
	Global Macro Portfolio	^ 6,195	^ 5,656	^6,195	^ 5,656	^ 5,656	^ 6,19(3)	^ 8,753(4)
	Government Obligations Portfolio	^ 4,399	^ 4,016	^ 4,399	^ 4,339	^ 4,016	^ 4,399(3)	^6,216(4)
	High Income Opportunities Portfolio	^ 3,339	^ 3,049	^ 3,339	^ 3,339	^ 3,049	^ 3,339(3)	^4,719(4)
	International Income Portfolio	^ 549	^ 501	^ 549	^ 549	^ 501	^ 549(3)	^ 776(4)
	Investment Grade Income Portfolio	^ 630	^ 576	^ 630	^ 630	^ 576	^ 630(3)	^891(4)
	Investment Portfolio	^ 2,086	^ 1,905	^ 2,086	^ 2,086	^ 1,905	^ 2,086(3)	^ 2,948(4)
	Large-Cap Core Research Portfolio	^ 922	^ 842	^ 922	^ 922	^ 842	^ 922(3)	^ 1,303(4)
	Multi-Sector Option Strategy Portfolio*	638	612	638	638	586	638(3)	892(4)
	Trust and Fund Complex(1)	^$230,000	^$210,000	^$230,000	^$230,000	^$210,000	^$230,000(5)	^$325,000(6)
^

*	Estimated for fiscal year ended October 31, 2010.
(1)	As of March 1, 2011, the Eaton Vance fund complex consists of 175 registered investment companies or series thereof. Heidi L. Steiger resigned as Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received $9,290 from the Trust, $5,656 from Boston Income Portfolio, $675 from Emerging Markets Local Income Portfolio, $5,656 from Floating Rate Portfolio, $551 from Global Macro Absolute Return Advantage Portfolio, $5,656 from Global Macro Portfolio, $4,399 from Government Obligations Portfolio, $3,049 from High Income Opportunities Portfolio, $501 from International Income Portfolio, $576 from Investment Grade Income Portfolio, $1,905 from Investment Portfolio, $922 from Large-Cap Core Research Portfolio and $182 from Multi-Sector Option Strategy Portfolio. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund complex. Dividend Builder Portfolio, Focused Growth Portfolio, Global Dividend Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio, SMID-Cap Portfolio and Special Equities Portfolio were not investment options for the Fund as of December 31, 2010.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

(2)	The Trust consisted of 30 Funds as of October 31, ^2010.
(3)	Includes deferred compensation as follows: Boston Income Portfolio – $1,^328, Build America Bond Portfolio - $27, Emerging Markets Local Income Portfolio – $^144, Floating Rate Portfolio – $1,^328, Global Macro Absolute Return Advantage Portfolio - $377, Global Macro Portfolio – $^1,328,Government Obligations Portfolio - $^941, High Income Opportunities Portfolio – $^715, International Income Portfolio – $^117, Investment Grade Income Portfolio – $^135, Investment Portfolio – $^446, Large-Cap Core Research Portfolio - $198 and Multi-Sector Option Strategy Portfolio - $125.
(4)	Includes deferred compensation as follows: Boston Income Portfolio – $4,^795, Build America Bond Portfolio - $96, Emerging Markets Local Income Portfolio – $^520, Floating Rate Portfolio – $4,^795, Global Macro Portfolio – $^4,795, Global Macro Absolute Return Advantage Portfolio -$ 1,^435, Government Obligations Portfolio - $3,^390, High Income Opportunities Portfolio – $2,^582, International Income Portfolio – $^421, Investment Grade Income Portfolio – $^487, Investment Portfolio – $^1,609, Large-Cap Core Research Portfolio - $714 and Multi-Sector Option Strategy Portfolio - $475...
(5)	Includes $45,000 of deferred compensation.
(6)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On September 30, 2009, the Fund added Class I shares. On June 15, 2010, the Fund changed its name from Eaton Vance Diversified Income Fund to Eaton Vance Multi-Strategy Aboslute Return Fund.The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a business trust under the laws of the Commonwealth of Massachusetts on December 14, 2009 (October 19, 2009 for LCCRP, June 4, 2010 for GMARA and June 7, 2010 for MSOSP) and intends to be treated as a partnership for federal tax purposes. Prior to that date each Portfolio (except GMARA and MSOSP) was organized as a New York trust on the following dates: 5/1/92 for DBP, GMP, GOP, HIOP, LCVP, MCGP and SEP; 2/28/00 for IGIP and SCP; 6/19l/00 for FRP; 3/15/01 BIP; 12/10/01 for FGP and SMID; 6/18/02 for IP and LCGP; 2/13/06 for GDIP; 3/12/07 for EMLIP and IIP and 8/10/09 for LCCRP. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting. The Portfolio’s By-laws provide that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Portfolio. However, no indemnification will be provided to any Trustee or officer for any liability to the Portfolio or interestholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Portfolio) could be deemed to have personal liability for the obligations of ^a Portfolio. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholders. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. The assets of the Portfolio are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Portfolio’s business and the nature of its assets, management believes that the possibility of the Portfolio’s liability exceeding its assets, and therefore the interestholder’s risk of personal liability, is remote.

^Each Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and each Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix F and Appendix G, respectively. Information on how the Fund and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. As described in the prospectus, an investment adviser manages Fund and Portfolio investments and affairs and provides related office facilities and personnel subject to the supervision of the relevant Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold and what portion, if any, of assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities. A description of each investment advisory agreement is set forth below.

The Fund. Eaton Vance does not receive a fee for serving as the Fund’s investment adviser. However, the Fund is allocated its share of the investment advisory fees paid by each Portfolio in which it invests. At October 31, ^2010, the Fund had net assets of $^301,^996,^280. For the fiscal years ended October 31, ^2010, ^2009 and ^2008, the Fund’s allocated portion of the adviser fees paid by the Portfolios was $1,725,786, $1,710,^287 and $2,381,^966, respectively.

In addition to investing directly in securities, the Fund may invest in one or more of the following portfolios: Boston Income Portfolio, Dividend Builder Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Focused Growth Portfolio, Global Dividend Income Portfolio, Global Macro Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment ^Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Multi-Sector Option Strategy Portfolio, Small-Cap Portfolio, SMID-Cap Portfolio and Special Equities Portfolio. BMR serves as each Portfolio’s investment adviser. ^Set forth below is a description of the compensation that each Portfolio pays the investment adviser, ^as well as tables ^setting forth the net assets of each Portfolio as of the end of their most recent fiscal year, and the advisory fees earned by the investment adviser for the last three fiscal years (or periods) of each Portfolio. A description of the compensation that each Portfolio pays the investment adviser is also set forth below:

^

Boston Income Portfolio: Under Boston Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month. On net assets of $1.5 billion or more, BMR has contractually agreed to reduce its advisory fee pursuant to two Fee Reduction Agreements as follows:

Boston Income Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%

These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely. For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.61%.

Michael W. Weilheimer and Thomas P. Huggins co-manage Boston Income Portfolio. Messrs. Weilheimer and Huggins have both served as co-portfolio managers of the Portfolio since it commenced operations (July, 2001) and of its predecessor in investment operations (Eaton Vance Income Fund of Boston) since 1996 and 2002, respectively. Messrs. Weilheimer and Huggins manage or co-manage other Eaton Vance funds and portfolios, and have been Vice Presidents of Eaton Vance and BMR for more than five years.

Dividend Builder Portfolio. Under its investment advisory agreement with Dividend Builder Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. BMR has contractually agreed to reduce its advisory fee to 0.65% on net assets up to $500 million, 0.625% on net assets of $500 million up to $1 billion and at reduced rates as daily net assets exceed that level. For the fiscal year ended December 31, 2010, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.63%.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Effective June 14, 2004, on net assets of $1 billion or more, BMR has contractually agreed to reduce the advisory fee payable by Dividend Builder Portfolio under the Investment Advisory Agreement as follows:

Dividend Builder Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%

This contractual reduction for Dividend Builder Portfolio cannot be terminated or modified without Trustee and shareholder approval.

Judith A. Saryan (since March 1999) and Charles Gaffney (since August 2007) are the portfolio managers of Dividend Builder Portfolio. Ms. Saryan manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Gaffney has been a Vice President of Eaton Vance for more than five years, is a portfolio manager and Director of Equity Research.

Emerging Markets Local Income Portfolio. Under Emerging Markets Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the Portfolio’s average daily net assets up to $1 billion.

The advisory fee on net assets of $1 billion or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%

For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

The portfolio managers of Emerging Markets Local Income Portfolio are Mark S. Venezia (since inception) and John R. Baur and Michael A. Cirami (both since January 28, 2008). Mr. Venezia co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years. Mr. Baur co-manages other Eaton Vance funds and portfolios, and is a Vice President of Eaton Vance and BMR. Mr. Baur joined Eaton Vance in 2005. Previously, he attended the Johnson Graduate School of Management at Cornell University (2003-2005). Mr. Cirami co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

Floating Rate Portfolio: Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.575% annually of the Portfolio’s average daily net assets up to $1 billion. The advisory fee on net assets of $1 billion or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For the fiscal year ended October 31, 2010, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

The portfolio managers of Floating Rate Portfolio are Scott H. Page (since inception) and Craig P. Russ (since November 7, 2007). Messrs. Page and Russ co-manage other Eaton Vance funds and portfolios and have been Vice Presidents of Eaton Vance and BMR for more than five years.

Focused Growth Portfolio: Under Focused Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. BMR pays Atlanta Capital Management Company LLC ("Atlanta Capital") a monthly

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

sub-advisory fee equal to 0.40% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65% while the sub-advisory fee paid by BMR to Atlanta Capital, based on average daily net assets of the Portfolio was 0.40%.

On net assets of $500 million and over the annual fee is reduced and the advisory fees are computed as follows:

Focused Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:

Focused Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.4000%
$500 million but less than $1 billion	0.3875%
$1 billion but less than $2.5 billion	0.3750%
$2.5 billion and over	0.3625%

The following table sets forth the net assets of Focused Growth Portfolio and the advisory fees for the three fiscal years ended September 30, 2010.

			Advisory Fee
	Net Assets at 9/30/10	9/30/10	9/30/09	9/30/08
Focused Growth Portfolio(1)	$29,993,679	$156,776	$134,696	$164,895

(1)	For the fiscal years ended September 30, 2010, 2009 and 2008, BMR made a reduction of its advisory fee in the amount of $3,098, $2,701 and $3,460, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

The following table sets forth the net assets of Focused Growth Portfolio and the sub-advisory fees for the three fiscal years ended September 30, 2010.

			Sub-Advisory Fee
	Net Assets at 9/30/10	9/30/10	9/30/09	9/30/08
Focused Growth Portfolio(1)	$29,993,679	$96,448	$83,001	$101,474

(1)	For the fiscal years ended September 30,2010, 200 and 2008, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $3,098, $2,701 and $3,460, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

Richard B. England and Paul J. Marshall co-manage the Focused Growth Portfolio. Mr. England is Managing Director - Equities of Atlanta Capital and has been employed by Atlanta Capital for more than five years. He has served as portfolio manager since 2008. Mr. Marshall is a Vice President of Atlanta Capital and has served as portfolio manager of the Portfolio since 2003.

Global Dividend Income Portfolio: Under its investment advisory agreement with Global Dividend Income Portfolio, BMR receives a monthly advisory fee equivalent to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

^On net assets of $500 million and over the annual fee is reduced and the advisory fee for ^each Fund and Portfolio is computed as follows^:

Global Dividend Income Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

^

Judith A. Saryan and Aamer Khan have managed the Global Dividend Income Portfolio since it commenced operations. Both Ms. Saryan and Mr. Khan have been members of the equity investment group at Eaton Vance for more than five years and manage other Eaton Vance portfolios. Ms. Saryan has managed Eaton Vance portfolios for more than five years and Mr. Khan has been an analyst on Eaton Vance portfolios for more than five years, and each are Vice Presidents of Eaton Vance and BMR.

Global Macro Portfolio: Under Global Macro Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.615% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

For the fiscal year ended October 31, 2010, the effective annual rate of the investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.53%.

The portfolio managers of Global Macro Portfolio are Mr. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008) and Eric A. Stein (since August 12, 2010). Additional information about Messrs. Venezia, Baur and Cirami appears above. Mr. Stein co-manages other Eaton Vance funds and portfolios. He originally joined Eaton Vance in July 2002, and is currently a Vice President of Eaton Vance and BMR. Prior to re-joining Eaton Vance in 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Additional information about the portfolio managers appears above.

Global Macro Absolute Return Advantage Portfolio.  Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Annual Advisory Fee Rate
Average Daily Net Assets	(for each level)
up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%

BMR also serves as investment adviser of the Subsidiary. The investment advisory fee payable under the Subsidiary’s investment advisory agreement is the same as the fee payable under the Portfolio’s investment advisory agreement. In determining the Portfolio and Subsidiary’s investment advisory fee, the applicable advisory fee rate is determined based on the average daily net assets of the Portfolio (inclusive of the Subsidiary). However, the applicable fee rate is assessed on the Portfolio’s average daily net assets exclusive of its interest in the Subsidiary. The Portfolio has not had a full year of operations as of the date of this Prospectus. The portfolio managers of the Portfolio are Mark S. Venezia, John R. Baur, Michael A. Cirami and Eric A. Stein (since inception in August 2010). Additional information about the portfolio managers appears above.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

At October 31, 2010, the net assets of Global Macro Absolute Return Advantage Portfolio was $182,404,604. For the period from the start of business, August 31, 2010, to October 31, 2010, the advisory fee of the Portfolio was 1.00% (annualized)..

Government Obligations Portfolio: Under Government Obligations Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%

These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely.For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.71%.

Susan Schiff is portfolio manager of Government Obligations Portfolio. Ms. Schiff has managed the Portfolio since it commenced operations. Ms. Schiff is a Vice President of Eaton Vance and BMR and manages other Eaton Vance portfolios.

High Income Opportunities Portfolio: Under High Income Opportunities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories:

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate
1	Up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

For the fiscal year ended October 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net assets was 0.58%.

Messrs. Weilheimer and Huggins co-manage High Income Opportunities Portfolio. Mr. Weilheimer has co-managed the Portfolio since January 1, 1996 and Mr. Huggins has co-managed the Portfolio since January 1, 2000. Additional information about Messrs. Weilheimer and Huggins appears under “Boston Income Portfolio” above.

International Income Portfolio: Under International Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to $1 billion. On net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

Annual
Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.550%

For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.63%.

The portfolio managers of International Income Portfolio are Mr. Venezia (since inception), and Messrs. Baur and Cirami (both since January 28, 2008). Additional information about the portfolio managers appears above.

Investment Portfolio: Under Investment Portfolio’s investment advisory agreement, the Portfolio pays the investment adviser a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For the fiscal year ended October

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

31, 2010, the effective annualized rate of investment advisroy fee paid to BMR, based on average daily net assets of the Portfolio, was 0.50%.

Investment Grade Income Portfolio: Under Investment Grade Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to and including $130 million, and equal to 0.50% annually of the average daily net assets over $130 million. BMR has contractually agreed to reduce its advisory fee to 0.45% annually on average daily net assets of less than $1 billion and to further reduce its advisory fee on average daily net assets of $1 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder approval, was effective October 22, 2007. For the fiscal year ended December 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net assets, was 0.45%.

Thomas H. Luster and Bernard Scozzafava have managed the Portfolio since February, 2009. Mr. Luster has been a fixed-income analyst and a portfolio manager at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Scozzafava has been a fixed-income analyst at Eaton Vance since March 2006. Prior to joining Eaton Vance, Mr. Scozzafava was a portfolio manager and credit analyst with MFS Investment Management. Mr. Scozzafava is a Vice President of Eaton Vance and

Large-Cap Core Research Portfolio: Under its investment advisory agreement with Large-Cap Core Research Portfolio, BMR receives a monthly advisory fee equal to 0.65% annually of the Portfolio’s average daily net assets up to $500 million and at reduced rates from $500 million and over. For its fiscal year ended December 31, 2010, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net assets, was 0.XX%.

On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

Large-Cap Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

Charles Gaffney is the portfolio manager of Large-Cap Core Research Portfolio (since it commenced operations) and is responsible for the day-to-day management of the Portfolio. He has supervised the equity research analysts responsible for selection of portfolio securities since 2007. Mr. Gaffney and the equity research analysts meet periodically to discuss investment policy and procedures and to provide investment research for the Portfolio. Mr. Gaffney is Director of Equity Research, manages other Eaton Vance portfolios, has been an analyst of Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR. As portfolio manager, Mr. Gaffney coordinates the allocation of Portfolio assets among the market sectors, using the weightings of the Standard & Poor’s 500 Index as a benchmark. The various equity research analysts are responsible for choosing the particular securities within their sectors or industries.

Large-Cap Growth Portfolio: Under its investment advisory agreement with Large-Cap Growth Portfolio, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended December 31, 2009, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

Large-Cap Growth Portfolio is managed by a team of portfolio managers led by Lewis R. Piantedosi. Mr. Piantedosi has served as a portfolio manager of the Portfolio since it commenced operations in 2002 and manages other Eaton Vance portfolios. He has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. Yana S. Barton has been a member of the portfolio management team since December 2009. Ms. Barton has managed other Eaton Vance portfolios since 2005. Prior to becoming a portfolio manager, Ms. Barton was an equity research analyst. She has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.

Large-Cap Value Portfolio: Under its investment advisory agreement with Large-Cap Value Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets. Pursuant to fee reduction agreements dated March 27, 2006, April 27, 2009 and May 1, 2010, BMR has contractually agreed to reduce its advisory fee as follows: 0.600% annually on net assets of $2 billion but less than $5 billion, 0.575% annually on net assets of $5 billion but less than $10 billion, 0.555% annually on net assets of $10 billion but less than $15 billion, 0.540% annually on net assets of $15 billion but less than $20 billion, 0.530% annually on net assets of $20 billion but less than $25 billion, and 0.520% annually on net assets of $25 billion and over. These contractual reductions cannot be terminated or modified without Trustee and shareholder consent. For the fiscal year ended December 31, 2009, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.58%.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Large-Cap Value Portfolio is managed by a team of portfolio managers led by Michael R. Mach. Mr. Mach has served as a portfolio manager of the Portfolio since operations commenced in 2000 and manages other Eaton Vance portfolios. He has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski (all since December 2009). Mr. Beaudry has been managing other Eaton Vance portfolios since July 2006. Prior to joining Eaton Vance in July 2006, he was Director, Senior Portfolio Manager at AllianceBernstein Investment Research and Management Company (May 2000 - June 2006). He is a Vice President of Eaton Vance and BMR. Mr. Crowley has been managing other Eaton Vance portfolios for more than five years and is a Vice President of Eaton Vance and BMR. Mr. Kaszynski has been managing other Eaton Vance portfolios since September 2008. Prior to joining Eaton Vance in 2008, he was Managing Director and Head of U.S. Equities for Credit Suisse Asset Management, as well as the lead portfolio manager of a Credit Suisse fund (January 2004 - January 2007). He is a Vice President of Eaton Vance and BMR.

Multi-Cap Growth Portfolio: Under its investment advisory agreement with Multi-Cap Growth Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 2009, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625% Arieh Coll is the portfolio manager of Multi-Cap Growth Portfolio (since January 2000). Mr. Coll manages other Eaton Vance equity portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

Multi-Sector Option Strategy Portfolio: Under Multi-Sector Option Strategy Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.615% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual
Fee Rate
Average Daily Net Assets	(for each level)
$500 million but less than $1 billion	0.5900%
$1 billion but less than $2.5 billion	0.5750%
$2.5 billion but less than $5 billion	0.5600%
$5 billion and over	0.5450%

In addition, on the Portfolio’s net assets that are subject to a written put spread and/or call spread strategy, BMR receives an investment advisory fee in an amount equal to 0.55%.

Under Multi-Sector Option Strategy Portfolio’s sub-investment advisory agreement, PRA receives a sub-advisory fee from BMR on the Portfolio’s average net assets that are subject to a written put spread and/or call spread strategy as follows:

Annual
Fee Rate
Average Daily Net Assets	(for each level)
up to $500 million	0.5500%
$500 million but less than $1 billion	0.5250%
$1 billion but less than $2.5 billion	0.5100%
$2.5 billion but less than $5 billion	0.4950%
$5 billion and over	0.4800%

For the period from the start of business, August 24, 2010 to the fiscal year ended Octboer 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.82%. The co-portfolio managers of Multi-Sector Option Strategy Portfolio’s Core Strategy are Messrs. Rawlins and Strelow (since inception). Messers. Rawlins and Strelow are each a Vice President of Eaton Vance and BMR, are Co-Directors of the Customized Solutions Group of Eaton Vance and BMR and have been employed by Eaton Vance for more than five years. The co-portfolio managers of the Portfolio’s Enhancement Strategy are Jonathan Orseck and Kenneth Everding of PRA. Messrs. Orseck and Everding are Managing Directors of PRA, have been employed by PRA for more than five years and each manage other Eaton Vance investment portfolios.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Parametric Risk Advisors, LLC ("PRA") is sub-advisor to the Portfolio. PRA is a Westport, Connecticut based specialist derivatives advisory firm. PRA is a subsidiary of Parametric Portfolio Associates, LLC, which is a majority owned subsidiary of Eaton Vance Corp. At January 31, 2011, PRA’s assets under management totaled approximately $X.X billion.

Small-Cap Portfolio: Under its investment advisory agreement with Small-Cap Portfolio, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended December 31, 2010, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.75%.

On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

Small-Cap Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%

Nancy B. Tooke is the portfolio manager of Small-Cap Portfolio (since February 2006). She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in Boston from 2004 to 2006.

SMID-Cap Portfolio: Under SMID-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. BMR pays Atlanta Capital a monthly sub-advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended September 30, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 1.00%, while the sub-advisory fee paid by BMR to Atlanta Capital, based on average daily net assets of the Portfolio was 0.75% for the same period.

William O. Bell, IV, W. Matthew Hereford and Charles B. Reed comprise the team of investment professionals for the SMID-Cap Portfolio. Mr. Bell and Mr. Hereford, Vice Presidents of Atlanta Capital have managed the Portfolio since 2005, and Mr. Reed, a Managing Director - Equities of Atlanta Capital, has managed the Portfolio since operations commenced in 2002. All have been employed by Atlanta Capital for more than five years.

SMID-Cap Portfolio*
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Investment Sub-Advisory Agreements, BMR pays the following to Atlanta Capital for providing sub-advisory services:

SMID-Cap Portfolio*
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

SMID-Cap Portfolio*
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$5 billion and over	0.62500%

*	Prior to February 1, 2009, the investment adviser and sub-adviser agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee was equal to 0.80% annually on average daily net assets up to $500 million. For the fiscal years ended September 30, 2009 and 2008, BMR waived $25,061 and $75,180, respectively, of its advisory fee, while Atlanta Capital waived $18,796 and $56,382, respectively, of its sub-advisory fee. Please refer to Fund Fees and Expenses in the Funds’ prospectus for information regarding the current expense reimbursement.

The following table sets forth the net assets of SMID-Cap Portfolio and the advisory fees for the three fiscal years ended October 31, 2010.

			Advisory Fee
	Net Assets at 9/30/10	9/30/10	9/30/09	9/30/08
SMID-Cap Portfolio(1)	$574,747,552	$3,685,354	$794,131	$375,903

(1)	For the fiscal years ended September 30, 2010, 2009 and 2008, BMR made a reduction of its advisory fee in the amount of $29,445, $17,712 and $7,771, respectively, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

The following table sets forth the net assets of SMID-Cap Portfolio and the sub-advisory fees for the three fiscal years ended October 31, 2010.

		Sub-Advisory Fee
	Net Assets at 9/30/10	9/30/10	9/30/09	9/30/08
SMID-Cap Portfolio(1)	$574,747,552	$2,764,015	$593,553	$281,927

(1)	For the fiscal years ended September 30, 2010, 2009 and 2008, Atlanta Capital made a reduction of its sub-advisory fee in the amount of $29,445, 17,712 and $7,771, equal to that portion of commissions paid to broker-dealers in execution of security transactions that was consideration for Third Party Research Services (as described in “Portfolio Securities Transactions” below).

Information About Atlanta Capital. Atlanta Capital, a majority-owned affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2010, Atlanta Capital’s assets under management totalled approximately $9.8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser.

Special Equities Portfolio: Under its investment advisory agreement with Special Equities Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets. For the fiscal year ended December 31, 2010, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625%.

Nancy B. Tooke is the portfolio manager of Special Equities Portfolio (since February 2006). She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in Boston from 2004 to 2006.

The following table sets forth the net assets of the Portfolios at their respective fiscal year ends, the advisory fees for the three fiscal years, the reduction for the allocable portion from Cash Management Portfolio ("CMP"), if applicable, and the investment advisory fee paid or accrued directly by each Portfolio.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Reduction for Allocable
					Portion from Cash	Advisory Fee Paid or
					Management Portfolio	Accrued Directly by the
Fiscal Year Ended August 31, 2010			Advisory Fee for Fiscal Years Ended		Advisory Fee	Fund/ Portfolio
Fund/Portfolio	Net Assets at 8/31/10	8/31/10	8/31/09	8/31/08	8/31/10	8/31/10
Multi-Cap Growth	195,999,707	999,248	1,501,629	931,418	34,188	965,060
Fiscal Year Ended September 30, 2010
Portfolio	Net Assets at 10/31/10	10/31/10	10/31/09	10/31/08	10/31/10	10/31/10
Boston Income	$2,910,145,847	$16,009,463	$11,344,093	$11,117,931	$ 16,178	$15,993,285
Emerging Markets Local Income	$ 400,647,870	$ 1,091,887	$ 520,158	$ 435,344	$ 1,090,466	$ 1,421
Floating Rate	$6,496,895,727	$26,393,174	$17,642,597	$23,832,329	$26,310,316	$ 82,858
Global Dividend Income	$ 434,753,583	$ 2,768,100	$ 2,240,814	$ 2,180,994	$ 4,272	$ 2,763,828
Global Macro	$9,007,024,887	$25,223,179	$ 5,230.955	$ 4,843,386	$25,112,769	$ 110,410
Global Macro Absolute Return
Advantage(1)	$ 182,404,604	$ 235.142	NA	NA	$ 235,142	NA
Government Obligations	$1,199,202,524	$ 7,467,635	$ 6,576,959	$ 5,558,448	$ 7,464,808	$ 2,827
High Income Opportunities	$ 852,159,279	$ 4,565,024	$ 3,791,593	$ 4,388,188	$ 4,563,633	$ 1,391
International Income	$ 168,705,449	$ 691,226	$ 299,972	$ 206,482	$ 688,448	$ 2,778
Investment	$526,703,595	$2,396,017	$880,899	$399,202	$ 2,396,017	$11,859
Multi-Sector Option Strategy (2)	$ 103,404,687	$ 126,492	NA	NA	$ 126,492	NA
Fiscal Year Ended December 31, 2010
Portfolio	Net Assets at 12/31/09	12/31/10	12/31/09	12/31/08	12/31/10	12/31/10
Dividend Builder	$ 1,385,777,697	$ 8,537,144	$ 8,562,859	$11,250,171	$ 2,061	$ 8,535,083
Investment Grade Income	$ 144,018,595	$ 626,376	$ 604,063	$ 619,911	$ 161	$ 626,215
Large-Cap Core Research	$ 222,854,365	$ 1,272,217	$ 203,083	$ 47,258	$ 150	$ 1,373,067
Large-Cap Growth	$ 203,564,697	$ 1,149,545	$ 804,131	$ 734,071	$ 231	$ 1,149,314
Large-Cap Value	$17,265,276,927	$94,432,935	$73,265,741	$54,875,946	$24,495	$94,407,940
Small-Cap	$ 145,082,023	$ 1,212,128	$ 596,878	$ 394,219	$ 2,480	$ 1,209,698
Special Equities	$ 75,154,988	$ 408,730	$ 372,638	$ 443,157	$ 106	$ 408,629

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010 .
(2)	For the period from the start of business, August 24, 2010, to October 31, 2010.

The Investment Advisory Agreement and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of ^the Trust, in the case of a Fund, or a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of ^the Trust, in the case of a Fund, or a Portfolio or by vote of a majority of the

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

outstanding voting securities of the ^Portfolio or Fund. ^The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees ^or either party, or by vote of the majority of the outstanding voting securities of the ^Portfolio or Fund, and ^each Agreement will terminate automatically in the event of its assignment^. ^ Each Agreement provides that the investment adviser or sub-adviser may render services to others. ^Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence ^or ^reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma^, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a the Fund or a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The ^portfolio managers (each referred to as a "portfolio manager") of the Fund are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of ^dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee^
Jeffrey A. Rawlins(1)
Registered Investment Companies	2	$^405.3	0	$0
Other Pooled Investment Vehicles	^5	$^50.5	0	$0
Other Accounts	^1	$^10.^1	0	$0
Dan R. Strelow(1)
Registered Investment Companies	^2	$^405.3	0	$0
Other Pooled Investment Vehicles	^5	$^50.5	0	$0
Other Accounts	^1	$^10.^1	0	$0

(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

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The following table shows the dollar range of shares ^of the Fund beneficially owned by its portfolio managers as of the Fund’s most recent fiscal year ended October 31, 2010 and in the Eaton Vance ^Family of Funds as of December 31, 2010. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Jeffrey A. Rawlins	None	$100,001 - $500,000

Dan R. Strelow	None	$100,001 - $500,000

^

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s or the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio or the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between a Portfolio or the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or the ^Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also

Eaton Vance Multi-Strategy Absolute Return Fund

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influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid to Eaton Vance $10,876 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund and Portfolio ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusets 02116, serves as custodian to the Fund and each Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in ^each Portfolio, has custody of ^each Portfolio’s assets, maintains the general ledger of ^each Portfolio and the Fund and computes the daily net asset value of interests in ^each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and ^each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or ^each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and Portfolio, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

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CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is ^computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser will assess the likelihood that the borrower will make a full repayment on the Senior Loan and, based on the results of that assessment, utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analysis for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans are valued in the same manner as Senior Loans.

As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges are generally valued at closing settlement prices. ^Exchange-traded ^options are ^valued at the mean ^between the ^bid and asked prices ^at Portfolio Valuation Time, as reported by the Options Price Reporting ^Authority for U.S. listed options or by the relevant Exchange or Board of Trade for non-U.S. listed options. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty to the options) on the valuation day. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at the last sale or closing ^price on the day of valuation, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally ^traded. Marketable securities listed in the NASDAQ Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios. Generally, trading in foreign securities, derivative instruments and currencies is substantially

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completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Foreign securities and currencies held by the Fund or a Portfolio and any other Fund or Portfolio assets or liabilities ^are valued in U.S. dollars, as calculated by ^the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by the Fund or a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the Prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. In adjusting the value of foreign equity securities, the Fund or a Portfolio may rely on an independent fair valuation service.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through financial intermediaries which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the financial intermediaries responsible for selling Fund shares. The sales charge table in the Prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Class I Share Purchases. Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

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While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^the Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of financial intermediaries. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the

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Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the financial intermediary and the principal underwriter. If at the time of the recomputation, the financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current financial intermediary for the account. If the sales charge rate changes during the 13-month period, all shares purchased or charges assessed after the date of such change will be subject to the then applicable sales charge.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. ^Class A shares of Eaton Vance U.S. Government Money Market Fund ^cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the Prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her financial intermediary must provide the principal underwriter (in the case of a purchase made through a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

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Distribution Plans

The Trust has in effect a compensation-type Distribution Plan for Class A shares (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed ^0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans for the Fund’s Class B and Class C shares (the “Class B and Class C Plans”) pursuant to Rule 12b-1 under the 1940 Act. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 4.5% for Class B and 6.25% for Class C of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of ^the Class B and Class C Plans through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 18, 2002. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in a Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital

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appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may ^also be disclosed ^as follows:

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  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information

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  as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Because the Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions

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from such Portfolio. Each Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Fund nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

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If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Boston Income and High Income Opportunities Portfolio’s investment in zero coupon, and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio or Fund and, in order to avoid a tax payable by the Fund, the Portfolio or Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Portfolio or Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolio or Fund. Tax rules are not entirely clear about issues such as when the Portfolio or Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

A Portfolio or Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or Fund, defer Portfolio or Fund losses, cause adjustments in the holding periods of Portfolio or Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Portfolio or Fund’s ^investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund ^at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a ^Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund ^from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a ^Fund.

As a result of entering into swap contracts, the ^Fund may make or receive periodic net payments. The Fund ^may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in

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capital gain or loss (which will be a long-term capital gain or loss if the Fund ^has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund ^may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when the ^Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the ^Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the ^Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the ^Fund for more than one year. In general, the Fund ^will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a ^Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund ^actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the the Fund or a Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^the Fund or a Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, the ^Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the ^Fund were to make a mark-to-market election with respect to a PFIC, the ^Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund ^would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund ^may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

^Under current law, tax-exempt investors generally will not recognize unrelated business taxable income ("UBTI") from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund ^from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund ^to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as ^UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund ^to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

Each Portfolio or Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio or Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of

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any foreign taxes paid by the Portfolios and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, ^2012, distributions of investment income derived from certain dividend-paying stocks designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase ^the alternative minimum tax for certain corporations.

Generally, upon sale or exchange of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one ^year, currently taxed at a rate of 15%, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) on or before January 31 of the following calendar year pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. The Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser of each Portfolio and the Fund (each referred to herein as the "investment adviser"). References in this section to Portfolio includes the Fund. The Fund or Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portfolio or Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter ^markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers. ^Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such ^obligations, and the difference between the bid and asked price ^is customarily referred to as the spread. Fixed-income transactions may also be transactions directly with the issuer of the obligations. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

^

Pursuant to the safeharbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.

"Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during periods indicated in each table, as well as the amount of Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates (see above), and the commissions paid in connection therewith.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	10/31/^10	10/31/^09	10/31/^08	10/31/^10	10/31/^10
^Multi-Strategy Absolute
Return Fund	$0	$0	$0	$0	$0
Boston Income Portfolio	$^1,^105	$^2,^821*	$^55,^074*	$0	$0
^Emerging Markets Local
Income Portfolio	^$39,359*	^$182*	^$1,229*	^$2,279,309	^$39,187
^Floating Rate Portfolio	$^80	$^0	$0	^$48,649	$^80
^Global Macro Absolute
Return Portfolio	$0	^NA	^NA	^NA	^NA
Global Macro Portfolio	^$1,466,191*	^$^22,^061	^$35,680*	$^87,^076,^401	$^1,428,^949
Government Obligations
Portfolio	^$11,900*	$0	$0	^$11,900	^$11,900
High Income Opportunities
Portfolio	$^18,^106*	$34,260*	$9,540	$^16,^907,^338	$^10,^742
International Income Portfolio	^$36,922*	$^55	$^473	^$1,872,617	^$34,690
Investment Portfolio	^$24,168*	$^0	$7	^$24,168	^$24,168
Large-Cap Core Research
Portfolio^	^$145,305	N/A	N/A	^$181,700,484	^$103,618
Multi-Sector Option Strategy
Portfolio	^$14,490	^NA	N/A	^$5,526,267	^$14,490
	12/31/^10	12/31/^09	12/31/^08	12/31/^10	12/31/^10
Investment Grade Income
Portfolio	$^0	$^7	$0	$0	$0

*	The increase/decrease in brokerage commissions for the periods shown was due to an increase/decrease in number and dollar amount of portfolio transactions involving permitted securities.
^

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

As of October 31, 2010, the Fund and each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Multi-Strategy Absolute Return Fund	None	N/A
Boston Income Portfolio	Citigroup	$2,399,973
Build America Bond Portfolio	None	None
Emerging Markets Local Income Portfolio	None	None
Floating Rate Portfolio	None	None
Global Macro Portfolio	JP Morgan	$14,192,087
	Bank of America	71,705,236
	Merrill Lynch	7,533,270
	Goldman Sachs	20,333,039
Global Macro Absolute Return Advantage Portfolio	None	None
Government Obligations Portfolio	None	None
High Income Opportunities Portfolio	Citigroup	$707,603
International Income Portfolio	None	None
Investment Grade Income Portfolio	None	None
Investment Portfolio	JP Morgan	$8,776,714
	Morgan Stanley	$10,032,035
	UBS	$1,133,886
	Merrill Lynch	$44,151
Large-Cap Core Research Portfolio	N/A	N/A
Multi-Sector Option Strategy Portfolio	Bank of America	$9,011,253
	Merrill Lynch	$1,052,986
	JP Morgan	$5,333,199
	UBS	$1,168,485
	Morgan Stanley	$5,904,317
	Wells Fargo	$4,294,803
	Citigroup	$2,891,299

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund listed below for the fiscal year ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance Multi-Strategy Absolute Return Fund
(formerly Eaton Vance Diversified Income Fund)
(Accession No. 0000950123-10-117724)

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended^ October 31, 2010, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to financial intermediaries. Distribution and service fees that were not paid to financial intermediaries were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service Fees
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Paid to
Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries

^$347,890	^$286,466	^$61,424	^$1,000	^$339,560	^$235,838

For the fiscal years ended October 31, 2009 and October 31, 2008, total sales charges of $980,161 and $602,269, respectively, were paid on sales of Class A, of which the principal underwriter received $37,682 and $40,002, respectively. The balance of such amounts was paid to financial intermediaries.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^

Length of Period Ended^ October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^8.18%	^5.13%	^4.91%
Before Taxes and Including Maximum Sales Charge	^3.08%	^4.11%	^4.04%
After Taxes on Distributions and Excluding Maximum Sales Charge	^6.52%	^2.91%	^2.68%
After Taxes on Distributions and Including Maximum Sales Charge	^1.50%	^1.91%	^1.84%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^5.28%	^3.06%	^2.86%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.97%	^2.18%	^2.12%
^For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 2.21%

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Genworth Financial Trust Co
FBO Genworth Financial Wealth Management	Phoenix, AZ	15.6%
Pershing LLC	Jersey City, NJ	13.5%
American Enterprise Investment SVC
FBO #890000611	Minneapolis, MN	13.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee		Uncovered Distribution		Service Fees
Underwriter to	Paid to	CDSC Paid to	Charges (as a % of Class Net	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	Assets)	Fees	Financial Intermediaries

^$43,656	^$228,040	^$73,000	^$1,256,000 (4.5%)	^$76,013	^$68,219

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^

Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^7.37%	^4.38%	^4.13%
Before Taxes and Including Maximum Sales Charge	^2.37%	^4.06%	^4.00%
After Taxes on Distributions and Excluding Maximum Sales Charge	^6.00%	^2.43%	^2.18%
After Taxes on Distributions and Including Maximum Sales Charge	^1.00%	^2.09%	^2.04%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^4.76%	^2.58%	^2.36%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.51%	^2.29%	^2.25%
^For the 30 days ended October 31, 2010, the SEC yield for Class B shares was 1.56%

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:

Pershing LLC	Jersey City, NJ	^11.^5%

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C^, (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid			^
by Principal	Distribution Fee		Uncovered		Service Fees
Underwriter to	Paid to	CDSC Paid to	Distribution Charges	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	(as a % of Class Net Assets)	Fees	Financial Intermediaries

^$909,440	^$967,013	^$5,000	^$12,018,000 (9.7%)	^$322,337	^$303,145

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^

Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^7.37%	^4.38%	^4.13%
Before Taxes and Including Maximum Sales Charge	^6.37%	^4.38%	^4.13%
After Taxes on Distributions and Excluding Maximum Sales Charge	^6.00%	^2.43%	^2.18%
After Taxes on Distributions and Including Maximum Sales Charge	^5.00%	^2.43%	^2.18%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^4.76%	^2.58%	^2.36%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^4.11%	^2.58%	^2.36%
^For the 30 days ended October 31, 2010, the SEC yield for Class C shares was 1.58%

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Pershing LLC	Jersey City, NJ	^18.9%
Raymond James Omnibus Account Firm 92500015	St. Petersburg, FL	^9.1%
Merrill Lynch, Pierce, Fenner & Smith	Jacksonville, FL	^6.0%
Special Custody Acct FEBO Customers Omnibus Acct	Louisville, KY	^5.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

APPENDIX D

Class I Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 2009 reflects the total return of the Class A shares,adjusted to reflect the Class A sales charge. The total return shown below has not been adjusted to reflect Fund expenses (such as distribution and/or service fees). If such an adjustment was made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^

Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^8.45%	^5.21%	^4.98%
Before Taxes and Including Maximum Sales Charge	^8.45%	^5.21%	^4.98%
After Taxes on Distributions and Excluding Maximum Sales Charge	^6.69%	^2.94%	^2.71%
After Taxes on Distributions and Including Maximum Sales Charge	^6.69%	^2.94%	^2.71%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^5.45%	^3.08%	^2.88%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^5.45%	^3.08%	^2.88%
^Class I commenced operations on October 1, 2009. For the 30 days ended October 31, 2010, the SEC yield for Class I shares was 2.47%.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
Prudential Invest Mgmt Service
	FBO Mutual Fund Clients	Newark, NJ	^40.3%
	Citigroup Global Markets, Inc.	Owings Mills, MD	^18.2%
	Raymond James Omnibus Account Firm 92500015	St. Petersburg, FL	^12.0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^11.4%
	Morgan Stanley Smith Barney	Jersey City, NJ	^5.0%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

APPENDIX E

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk. A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers. A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues. Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues. Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”) ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows: SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected

Eaton Vance Multi-Strategy Absolute Return Fund

SAI dated March 1, 2011

over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

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F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and

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coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX F

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX G

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

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1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines") A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

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  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
•	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
•	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
•	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients.
the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s

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proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2011

Eaton Vance U.S. ^Government Money
Mark~~e~~t Fund
Class A Shares - EHCXX Class B Shares - EBHXX Class C Shares - ECHXX
^
Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:
	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^17
Investment Restrictions	4	Sales Charges	^17
Management and Organization	5	Calculation of Yield Quotations	^18
Investment Advisory and Administrative Services	^13	Taxes	20^
Other Service Providers	^16	Portfolio Securities Transactions	^22
Calculation of Net Asset Value	16^	Financial Statements	^24
^
Appendix A: Class A Performance and Ownership	25	Appendix D: Ratings	29
Appendix B: Class B Fees, Performance and Ownership	27	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	38
Appendix C: Class C Fees, Performance and Ownership	28	Appendix F: Adviser Proxy Voting Policies and Procedures	40

This SAI is NOT a ^prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ^March 1, 2011, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© ^2011 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Principal strategies are defined in the Prospectus. The following is a description of the various investment practices that may be engaged in, whether as a principal or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Money Market Instruments. The Fund will invest only in those U.S. dollar denominated money market securities and corporate obligations determined by the Trustees of the Fund to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of an instrument not so rated, of comparable quality as determined by the Trustees. At such time or times as the Trustees deem appropriate and in the best interests of the Fund, assets of the Fund may be invested in certificates of deposit of federally insured banks and/or U.S. Government and agency obligations. The Fund intends to ^comply with industry-standard regulatory requirements for money market funds regarding credit quality, maturity, diversification and liquidity of the Fund’s investments, including limiting its investments to money market instruments maturing in 397 calendar days or less and ^maintaining a dollar-weighted average maturity of not more than 60 days and a dollar-weighted average life of not more than ^120 days.

The Fund may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Tennessee Valley Authority are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than “full faith and credit” government obligations.

The Fund may also invest in high quality, U.S. dollar-denominated money market instruments of domestic issuers, including prime commerical paper. When appropriate, the Fund may also invest in high-grade short-term obligations other than prime commercial paper as well as certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic banks or their subsidiaries or branches. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute Fund transactions, BMR and Eaton Vance judge such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Obligations of U.S. Banks. Investments by the Fund may be made in U.S. dollar-denominated time deposits, certificates of deposit and bankers’ acceptances of U.S. banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other domestic issuers, including domestic corporations or other business organizations and domestic financial institutions, including but not limited to savings and loan institutions, insurance companies, mortgage bankers and real estate investment trusts, as well as banks.

In connection with its investments in bank obligations and instruments secured thereby, the Fund will invest in certificates of deposit and bankers’ acceptances if they are obligations of a domestic bank or a savings and loan association having total assets of $1 billion or more.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a Fund instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into

Eaton Vance U.S. Government Money Market Fund

2

SAI dated ^March 1, 2011

reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling Fund assets.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Securities Lending. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. The Fund may receive loan fees in connection with loans of securities for which there is a special demand.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and return of the loaned securities, the Fund would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs.

The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”). The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. While not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940. Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.

Consistent with its investment objective, Cash Collateral Fund attempts to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Cash Collateral Fund also may invest to take advantage of what Eaton Vance believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Eaton Vance U.S. Government Money Market Fund

3

SAI dated ^March 1, 2011

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede Fund management or the ability to meet redemption requests or other current obligations.

Other Investment Policies. Although the Fund usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Fund may also sell Fund securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions of Fund shares. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Fund may have to sell a portion of its investment Fund at a time when it may be disadvantageous to do so. However, the Fund believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such Fund sales during these periods.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that cannot be changed without the approval of a majority of its outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Fund, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders. Accordingly, the Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
(3)	Borrow money or issue senior securities, except as permitted by the 1940 Act;
(4)	Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the 1933 Act in selling or disposing of a Fund security;
(5)	Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Fund in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;
(6)	Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities; or
(7)	Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its Fund securities.

Eaton Vance U.S. Government Money Market Fund

4

SAI dated ^March 1, 2011

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus. For purposes of Restriction (5) above, "more than 25%" means "25% or more" of total assets.

Notwithstanding its investment policies and restrictions, the Fund may in compliance with the requirements of the 1940 Act invest (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Fund by the Trustees of the Fund without approval of the relevant Funds and its other investors. The Fund or the Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 5% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of Fund illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.^

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

Interested Trustee

THOMAS E. FAUST JR.	Trustee^	^Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^175	Director of EVC.
^1958			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^175 registered investment companies and 1 private investment company managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^175	None
^1963			Finance Unit Head, Harvard University Graduate School of Business
Administration.

Eaton Vance U.S. Government Money Market Fund

5

SAI dated ^March 1, 2011

Number of Portfolios
in Fund Complex
	Trust	Term of Office and	Principal Occupation(s) During Past Five Years	Overseen By	Other Directorships Held
Name and ^Year of Birth	Position(s)	Length of Service	and Other Relevant Experience	Trustee(1)	During Last Five Years(2)

Name and Year of Birth	Position(s) Trust	Length Term of of Office Service and	Principal and Occupation(s) Other Relevant During Experience Past Five Years	Overseen Trustee(1) By	Other During Directorships Last Five Years Held(2)

ALLEN R. FREEDMAN	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and	^175	Director of Assurant, Inc.
^1940			a Director (1983-2004) of Systems & Computer Technology Corp.		(insurance provider), and
			(provider of software to higher education). Formerly, a Director of		Stonemor Partners L.P. (owner
			Loring Ward International (fund distributor) (2005-2007). Formerly,		and operator of cemeteries).
Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry)
(2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management	^175	None
^1947			firm) (since 2010). Formerly Vice Chairman, Commercial Industrial
Finance Corp. (specialty finance company) ^(2006-2010).
Formerly, President and Chief Executive Officer, Prizm Capital
Management, LLC (investment management firm) (2002-2005).
Formerly, Executive Vice President and Chief Financial Officer, United
Asset Management Corporation (an institutional investment
management firm) (1982-2001). Formerly, Senior Manager, Price
Waterhouse (now PricewaterhouseCoopers) (an independent
registered public accounting firm) (1972-1981).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly,	^175	None
^1940			Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax
Policy), U.S. Department of the Treasury (1983-1985). Formerly,
Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-
1990).

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^175	Director of BJ’s Wholesale Club,
^1948			^Formerly, Dean, Carroll School of Management, Boston College		Inc. (wholesale club retailer).
			(2000-2002). Formerly, Chief Investment Officer, Fixed Income,		Formerly, Trustee of SPDR Index
			Scudder Kemper Investments (investment management firm) (1998-		Shares Funds and SPDR Series
			1999). Formerly, Chief Investment Officer, Equity and Fixed Income,		Trust (exchange traded funds)
			Colonial Management Associates (investment management firm)		(2000-2009). Formerly, Director
			(1991-1998).		of Federal Home Loan Bank of
Boston (a bank for banks) (2007-
2009).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^175	None
^1957			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous
academic and professional papers on these areas.

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor. Formerly, Chief Investment Officer	^175	None
^1943	the Board and	the Board since	(1982-1992), Chief Financial Officer (1988-1990) and Director
	Trustee	2007 and	(1982-1992), New England Life. Formerly, Chairperson, New England
		Trustee since	Mutual Funds (1982-1992). Formerly, President and Chief Executive
		2005	Officer, State Street Management & Research (1992-2000). Formerly,
Chairperson, State Street Research Mutual Funds (1992-2000).
Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer
Farm Credit Corp. (2002-2006).

(1)	Includes both master and feeder funds in a master-feeder structure.
^
(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

Principal Officers who are not Trustees
Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	President	Since 2011*	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, Eaton
1957			Vance and BMR. Officer of 88 registered investment companies managed by Eaton Vance or BMR.

Eaton Vance U.S. Government Money Market Fund

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SAI dated ^March 1, 2011

Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President	Since 1995	Vice President of Eaton Vance and BMR.	Officer of ^74 registered investment companies
^1959			managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President	Since 2008	Vice President of Eaton Vance and BMR.	^Officer of ^36 registered investment companies
^1970			managed by Eaton Vance or BMR.

MARIA C. CAPPELLANO	Vice President	Since 2009	Assistant Vice President of Eaton Vance and BMR. Officer of ^48 registered investment
^1967			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President	Since 2008	Vice President of Eaton Vance and BMR.	Officer of ^36 registered investment companies
^1975			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2005	Vice President of Eaton Vance and BMR.	Officer of ^90 registered investment companies
^1963			managed by Eaton Vance or BMR.
^
JOHN H. CROFT	Vice President	Since 2010	Vice President of Eaton Vance and BMR. Officer of 37 registered investment companies managed
^1962			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of 32 registered
^1972			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^39 registered investment companies
^1972			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
^1960			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of 54 registered investment companies managed
^1962			by Eaton Vance or BMR.

JEFFREY A. RAWLINS	Vice President	Since 2009	Vice President of Eaton Vance and BMR. ^ ^^Officer of ^32 registered investment
^1959			companies managed by Eaton Vance or BMR.
^
JUDITH A. SARYAN	Vice President	Since 2003	Vice President of Eaton Vance and BMR.	Officer of ^60 registered investment companies
^1954			managed by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President	Since 2002	Vice President of Eaton Vance and BMR.	Officer of ^36 registered investment companies
^1961			managed by Eaton Vance or BMR.

THOMAS SETO	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates LLC
^1962^			("Parametric"). Officer of 32 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered
^1951^			investment companies managed by Eaton Vance or BMR.

ERIC A. STEIN	Vice President	Since 2009	Vice President of Eaton Vance and BMR.	Originally joined Eaton Vance in July 2002. Prior to re-
^1980			joining Eaton Vance in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York
(2007-2008) and attended business school in Chicago, Illinois. Officer of ^36 registered investment companies managed by Eaton Vance or BMR.

Eaton Vance U.S. Government Money Market Fund

7

SAI dated ^March 1, 2011

Term of Office and
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DAN R. STRELOW	Vice President	Since 2009	Vice President of Eaton Vance and ^BMR^^. Officer of ^32 registered investment
^19^59^			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^39 registered investment companies
^1949			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR.	Officer of ^69 registered investment companies
^1975			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^1957			managed by Eaton Vance or BMR.
^
MAUREEN A. GEMMA	Secretary and Chief Legal	Secretary since 2007 and	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^1960	Officer	Chief Legal Officer since	managed by Eaton Vance or BMR.
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^175 registered investment companies
^1953			managed by Eaton Vance or BMR.

* Prior to 2011, Mr. Richardson served as Vice President of the Trust since 2001.

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the "adviser") to manage the Fund and an administrator to administer the Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of eight Trustees, including seven Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of the Fund and the Trust and is addressed as part of various activities of the Board of Trustees and its Committees. As part of its oversight of the Fund and Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.

The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing the Fund’s shares. The administrator, the investment adviser and the sub-

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adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports periodically to the Board regarding these and related matters. In addition, the Board or the Audit Committee of the Board receives reports periodically from the independent public accounting firm for the Fund regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Independent Trustee candidates. In general, no one factor is decisive in the selection of an individual to join the Board. Among the factors the Board considers when concluding that an individual should serve on the Board are the following: (i) knowledge in matters relating to the mutual fund industry; (ii) experience as a director or senior officer of public companies; (iii) educational background; (iv) reputation for high ethical standards and professional integrity; (v) specific financial, technical or other expertise, and the extent to which such expertise would complement the Board of Trustees’ existing mix of skills, core competencies and qualifications; (vi) perceived ability to contribute to the ongoing functions of the Board of Trustees, including the ability and commitment to attend meetings regularly and work collaboratively with other members of the Board of Trustees; (vii) the ability to qualify as an Independent Trustee for purposes of the 1940 Act and any other actual or potential conflicts of interest involving the individual and the Fund; and (viii) such other factors as the Board determines to be relevant in light of the existing composition of the Board of Trustees.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, management, sub-advisers, other service providers, counsel and independent registered public accounting firms, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a Board member in the Eaton Vance Group of Funds (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Eaton Vance Group of Funds, were a significant factor in the determination that the individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that he or she should serve as a Trustee: Benjamin C. Esty. Mr. Esty has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Chairperson of the Portfolio Management Committee. He is the Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head at the Harvard University Graduate School of Business Administration.

     Thomas E. Faust Jr. Mr. Faust has served as a Trustee in the Eaton Vance Group of Funds since 2007. He is currently Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of Eaton Vance and BMR, and Director of EVD.

     Allen R. Freedman. Mr. Freedman has served as a Trustee in the Eaton Vance Group of Funds since 2007. Mr. Freedman also serves as a Director of Assurant, Inc. and Stonemor Partners L.P. Mr. Freedman was previously a Director of Systems & Computer Technology Corp. from 1983-2004 and Chairman from 2002-2004, a Director of Loring Ward International from 2005-2007 and Chairman and a Director of Indus International, Inc. from 2005-2007. Mr. Freedman was formerly the Chairman and Chief Executive Officer of Fortis, Inc. (predecessor to Assurant, Inc.), a specialty insurance company he founded in 1978 and from which he retired in 2000. Mr. Freedman also previously served as a Director of the Fortis Mutual Funds. Mr. Freedman is a founding director of the Association of Audit Committee Members, Inc.

     William H. Park. Mr. Park has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Audit Committee. He has been Chief Financial Officer of Aveon Group, L.P. since 2010. Previously, Mr. Park served as Vice Chairman of Commercial Industrial Finance Corp. from 2006-2010, as President and Chief Executive Officer of Prizm Capital Management, LLC from 2002-2005, as Executive Vice President and Chief Financial Officer of United Asset Management Corporation from 1982-2001 and as Senior Manager of Price Waterhouse (now PricewaterhouseCoopers) from 1972-1981.

     Ronald A. Pearlman. Mr. Pearlman has served as a Trustee in the Eaton Vance Group of Funds since 2003 and is the Chairperson of the Compliance Reports and Regulatory Matters Committee. He is a Professor of Law at Georgetown University Law Center. Previously, Mr. Pearlman was Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury from 1983-1985 and served as Chief of Staff, Joint Committee on Taxation, U.S. Congress from 1988-1990.

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     Helen Frame Peters. Ms. Peters has served as a Trustee in the Eaton Vance Group of Funds since 2008. She is currently a Professor of Finance at Carroll School of Management, Boston College and a Director of BJ’s Wholesale Club, Inc. Formerly, Ms. Peters was the Dean of Carroll School of Management, Boston College from 2000-2002. In addition, Ms. Peters was the Chief Investment Officer, Fixed Income at Scudder Kemper Investments from 1998-1999 and Chief Investment Officer, Equity and Fixed Income at Colonial Management Associates from 1991-1998. Ms. Peters also served as a Trustee of SPDR Index Shares Funds and SPDR Series Trust from 2000-2009 and as a Director of the Federal Home Loan Bank of Boston from 2007-2009.

     Lynn A. Stout. Ms. Stout has served as a Trustee in the Eaton Vance Group of Funds since 1998 and is the Chairperson of the Governance Committee. She has been the Paul Hastings Professor of Corporate and Securities Law at the University of California at Los Angeles School of Law since 2006. Previously, Ms. Stout was Professor of Law at the University of California at Los Angeles School from 2001-2006.

     Ralph F. Verni. Mr. Verni has served as a Trustee in the Eaton Vance Group of Funds since 2005 and is the Independent Chairperson of the Board and the Chairperson of the Contract Review Committee. Mr. Verni was formerly the Chief Investment Officer (from 1982-1992), Chief Financial Officer (from 1988-1990) and Director (from 1982-1992) of New England Life. Mr. Verni was also the Chairperson of the New England Mutual Funds from 1982-1992; President and Chief Executive Officer of State Street Management & Research from 1992-2000; Chairperson of the State Research Mutual Funds from 1992-2000; Director of W.P. Carey, LLC from 1998-2004; and Director of First Pioneer Farm Credit Corp. from 2002-2006.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee. Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair^) and ^Peters, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2010, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni, and Mmes. ^Peters and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended ^October 31, 2010, the Audit Committee convened ^fifteen times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended ^October 31, 2010, the Contract Review Committee convened ^eight times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk

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management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all ^funds and portfolios, giving special attention to the performance of certain ^funds and portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^October 31, 2010, the Portfolio Management Committee convened ^ten times.

^Messrs. Pearlman (Chair) and ^Park, and Ms. ^Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s ^CCO^; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^October 31, 2010, the Compliance Reports and Regulatory Matters Committee convened ^thirteen times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in ^the Fund and in all Eaton Vance Funds overseen by the Trustee as of ^December 31, 2010^.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	over $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

^

As of December 31, 2010, no ^Noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no noninterested Trustee (or their immediate family members) had:

(1)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
(2)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
(3)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2009 and December 31, ^2010, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an

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eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Fund’s assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust)^. (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended^ October 31, 2010, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended ^December 31, 2010, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Stout	Verni
Trust(2)	$ 10,175	$ 9,290	$ 10,175	$ 10,175	$ 9,290	$ 10,175	$ 14,377
Trust and Fund Complex(1)	$230,000	$210,000	$230,000	$230,000	$210,000	$230,000(3)	$325,000(4)

(1)	As of ^March 1, 2011, the Eaton Vance fund complex consists of ^175 registered investment companies or series thereof. Heidi L. Steiger resigned as a Trustee effective November 29, 2010. For the fiscal year ended October 31, 2010, Ms. Steiger received Trustees fees of $9,290 from the Trust. For the calendar year ended December 31, 2010, she received $210,000 from the Trust and Fund Complex.
(2)	The Trust consisted of ^30 Funds as of ^October 31, 2010.
(3)	Includes $45,000 of deferred compensation.
(4)	Includes $162,500 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or

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(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund subject to the supervision of the Fund’s Board of Trustees. The investment adviser furnishes to the Fund investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Fund who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays BMR under the Investment Advisory Agreement, see the prospectus. Prior to ^March 1, 2010, the Fund invested all of its assets in Cash Management Portfolio (the "Portfolio"). The Portfolio paid advisory fees on the same fee schedule as that of the Fund. ^The following table sets forth the ^net assets of ^the Fund ^as of October 31, ^2010 and the ^advisory fees paid by the Fund and/or the Portfolio ^(as applicable) for the three fiscal years ended October 31, 2010.

Net Assets at		Advisory Fee for Fiscal Years Ended
October 31, 2010	October 31, 2010	October 31, 2009	October 31, 2008
$163,018,180	$904,536	$9,082,504	$11,223,304

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company^. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust,

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the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, ^Brian D. Langstraat, Michael R. Mach^, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a "portfolio manager") of the Fund are listed below. ^Each portfolio manager manages other investment companies and/or investment accounts. The following ^tables show, as of ^the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee*
Maria C. Cappellano^
Registered Investment Companies	^2	$189.3^	0	$0
Other Pooled Investment Vehicles	^2	$^2,858.3	0	$0
Other Accounts	^1	$^9.^4	0	$0
Thomas H. Luster(1)
Registered Investment Companies	^4	$^359.8	0	$0
Other Pooled Investment Vehicles	^2	$^2,858.3	0	$0
Other Accounts	^8	$^370.9	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance fund family. The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

The following table shows the dollar range of shares ^of the Fund beneficially owned by ^its portfolio managers as of the Fund’s most recent fiscal year ended October 31, ^2010 and in the Eaton Vance Family of Funds as of December 31, ^2010.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Thomas H. Luster	^$1 - $10,000	$500,001 - $1,000,000

Maria C. Cappellano	None	$100,001 - $500,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one ^hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts ^including a code of ^ethics and policies which govern the investment adviser’s

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trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the ^Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2010, the transfer agent accrued for or paid to Eaton Vance $8,145 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the

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case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class (if any) and certain other class-specific expenses^.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD"), Two International Place, Boston, MA 02110 is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD.

Custodian. State Street Bank and Trust Company (“State Street^”), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^BNY Mellon Investment ^Servicing (US) Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time)(the "valuation time") by State Street (as agent and custodian for the Fund) in the manner described in the prospectus. The Fund will be closed for business and will not price its respective shares on the following business holidays and any other business day that the New York Stock Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by the Fund at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act and certain procedures established by the Trustees of the Trust and the Fund thereunder.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

The procedures of the Fund is designed to facilitate, to the extent reasonably possible, the maintenance of the Fund’s price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held prior to maturity (to realize capital gains or losses); the shortening of average Fund maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

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PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from ^the Fund’s policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

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SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to financial intermediaries. The principal underwriter may allow, upon notice to all financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such financial intermediaries may be deemed to be underwriters as that term is defined in the 1933 Act.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the Prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent.

Distribution Plans. The Trust has in effect Distribution Plans (the “Class B and Class C Plans“) designed to meet the requirements of Rule 12b-1 under the 1940 Act and a rule of FINRA for the Fund’s Class B and Class C shares. The purpose of the Plans is to compensate the principal underwriter for its distribution services and facilities provided to the Fund. On issuance of Class B and Class C shares in exchange for shares of an Eaton Vance fund, a Class will assume a portion of the uncovered distribution charge associated with the shares so exchanged. Uncovered distribution charges represent amounts owed to the principal underwriter associated with the sale of the exchanged shares. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for distribution expenses. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix ^B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, financial intermediaries and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.15% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.15% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to financial intermediaries at the time of sale. For the distribution and service fees paid, see Appendix B and Appendix C.

A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plans, on June 19, 1995 (in the case of Class A) and on October 19, 2009 (in the case of Class B and Class C). The

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Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

CALCULATION OF YIELD QUOTATIONS

From time to time, the Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, the Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Fund’s Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website and disclosure of certain portfolio characteristics. Pursuant to the Policies, information about portfolio holdings of the Fund may ^also be disclosed ^as follows:

  ^
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM
  Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that ^have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; the Fund’s portfolio manager and

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Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2010. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and the Fund is treated as a partnership for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

For taxable years beginning on or after January 1, ^2013, the long-term capital gain rate is scheduled to return to 20%. The maximum rates for ordinary income and short-term capital gain are scheduled to increase to 39.6% for taxable years beginning on or after January 1, 2013.

^

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the ^dividends-received deduction in the case of corporate shareholders.

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In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

We will send you information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to you during the prior year.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a fund is not deductible to the extent it is deemed related to the fund’s distributions of tax-exempt interest.

Redemptions and exchanges of a Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain.

^

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

For taxable years beginning on or before December 31, ^2012, distributions of investment income ^reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of distributions of investment income to be derived from qualified dividend income.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of a Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income. This tax is effective with respect to amounts received, and taxable years beginning, after December 31, 2012.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person^” or "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, ^2012, properly-^reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the

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SAI dated ^March 1, 2011

Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may ^report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund ^reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

^

For taxable years beginning before January 1, 2012, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2012.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

Beginning with payments made after December 31, 2012, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. The Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through ^2012. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under

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SAI dated ^March 1, 2011

current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of ^portfolio security transactions, including the selection of the market and the ^broker-dealer firm, are made by ^the investment adviser of the Fund^. The Fund is responsible for the expenses associated with ^its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser ^places the ^portfolio security transactions for execution with one or more broker-dealer ^firms. The investment adviser uses its best efforts to obtain execution of ^portfolio security transactions at prices which in the investment adviser’s judgement are advantageous to the client and at a reasonably competitive ^spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without ^limitation the full range and quality of the ^broker-dealer firm’s ^services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the ^broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the ^amount of the spread or commission, if any. In addition, the investment adviser may consider the receipt of ^Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in ^portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Money market instruments are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and such instruments may also be acquired directly from the issuers. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such Fund security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case a brokerage commission will be incurred. Although spreads or commissions paid on Fund security transactions will, in the judgement of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

^ Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  "Research ^Services" as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) of the ^Securities and Exchange Act of 1934, as amended. Generally, Research Services may include, but are not limited to, ^such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and Fund strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other Fund transactions, certain financial, industry and trade publications, certain news and information services, pricing and certain research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer

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SAI dated ^March 1, 2011

through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient Fund security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients. The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

^

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research”. The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade. Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs. The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The investment companies sponsored by the investment adviser or its affiliates may also allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other ^investment companies, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided ^to various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities for the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to Fund managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a Fund or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

During the fiscal year ended ^October 31, 2010, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the fiscal years ended October 31, 2010, 2009 and 2008^, the Fund paid no brokerage commissions on portfolio security transactions.

Eaton Vance U.S. Government Money Market Fund

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SAI dated ^March 1, 2011

As of ^October 31, 2010, the Fund held securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
U.S. Government Money Market Fund	Bank of America	$1,175,540
	Citigroup	$1,501,259
	Goldman Sachs	$1,500,935
	JP Morgan	$1,502,330

^

FINANCIAL STATEMENTS

The audited financial statements of, and the ^report of the independent registered public accounting firm for ^the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund listed below for the period ended October 31, 2010, as previously filed electronically with the SEC:

Eaton Vance U.S. Government Money Market Fund
(Accession No. 0000950123-10-117278)

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SAI dated ^March 1, 2011

APPENDIX A

^

Class A Performance & Ownership

Performance Information. The tables the average annual total return on a hypothetical investment in shares of $1,000. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

	Length of Period Ended ^October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	0.00%	2.43%	2.05%
Before Taxes and Including Maximum Sales Charge	0.00%	2.43%	2.05%
Class A commenced operations on January 27, 1975.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A	Saturn & Co., A/C #2 C/O Investors Bank & Trust Co.	Boston, MA	35.2%

Beneficial owners of 25% or more of a class are presumed to be in control of the a class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance U.S. Government Money Market Fund

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SAI dated ^March 1, 2011

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	Charges	Fees	Financial Intermediaries

$-292	$223,277	$75,000	$14,648,000 (41.5%)	$44,655	$14,546

Performance Information. The tables the average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to December 7, 2009 reflects the total return of the Fund’s Class A shares, adjusted to reflect the maximum applicable Class B CDSC. The returns have not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class B total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	0.00%	2.43%	2.05%
Before Taxes and Including Maximum Sales Charge	–5.00%	2.06%	2.05%
Performance prior to the Class’s commencement of operations (December 7, 2009) is performance of Class
A shares, adjusted for the Class B sales charge, but not for any other differences in the expenses of the classes.

Control Persons and Principal Holders of Securities. At February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class B	Pershing LLC	Jersey City, NJ	12.4%
	Citigroup Global Markets, Inc.	Owings Mills, MD	12.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance U.S. Government Money Market Fund

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SAI dated ^March 1, 2011

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2010, the following table shows (1) sales commissions paid by the principal underwriter to financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to financial intermediaries. The service fees paid by the Fund that were not paid to financial intermediaries were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee		Uncovered		Service Fees
Underwriter to	Paid to	CDSC Paid to	Distribution Charges	Service	Paid to
Financial Intermediaries	Principal Underwriter	Principal Underwriter	(as a % of Class Net Assets)	Fees	Financial Intermediaries

$44,383	$60,768	$6,000	$1,025,000 (9.9%)	$12,154	$9,411

Performance Information. The tables the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to December 7, 2009 reflects the total return of the Fund’s Class A shares, adjusted to reflect the Class C CDSC. The returns have not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

	Length of Period Ended October 31, 2010
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	0.00%	2.43%	2.05%
Before Taxes and Including Maximum Sales Charge	–1.00%	2.43%	2.05%
Performance prior to the Class’s commencement of operations (December 7, 2009) is performance of Class
A shares, adjusted for the Class C sales charge, but not for any other differences in the expenses of the classes.

Control Persons and Principal Holders of Securities. At ^February 1, 2011, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Class C	Pershing LLC	Jersey City, NJ	7.2%

^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

Eaton Vance U.S. Government Money Market Fund

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SAI dated ^March 1, 2011

APPENDIX ^D

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk. A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability ^to repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

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SAI dated ^March 1, 2011

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”) ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS ^DEFINITIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

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AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

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B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows: SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

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B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

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F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the

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policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX ^E

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or ^any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), ^committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or ^group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, ^sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee, ^sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action. If the Board, ^committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s)

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involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee, ^ sub-committee or group of Independent Trustees at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the ^committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX ^F

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps: • Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

• The client, in the case of an individual or corporate client;

• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17,
1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective
Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
	(4)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205)
and incorporated herein by reference.
	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended and restated February 7, 2011 filed herewith.
(b)	(1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No.
23 filed July 14, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as
Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as
Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated August 11, 2008 filed as Exhibit
(b)(6) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No. No.
0000940394-08-001205) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves
dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17,
1995 and incorporated herein by reference.
	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective
Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.
	(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond
Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed
October 17, 1997 and incorporated herein by reference.
	(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed
June 21, 2001 and incorporated herein by reference.
	(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research
Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed
August 17, 2001 and incorporated herein by reference.

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(6)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective
Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.
(7)	(a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance
Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No.
83 filed June 26, 2002 and incorporated herein by reference.
	(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Low
Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective Amendment
No. 95 filed April 28, 2004 and incorporated herein by reference.
	(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated June 14,
2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.
(8)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective
Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.
(9)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed
Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-Effective Amendment
No. 91 filed August 11, 2003 and incorporated herein by reference.
(10)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified Income
Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment No. 98 filed
December 6, 2004 and incorporated herein by reference.
(11)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend Income
Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No. 108 filed
August 17, 2005 and incorporated herein by reference.
(12)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.
(13)		Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Portfolio
Associates for Eaton Vance Structured Emerging Markets Fund dated March 27, 2006 filed as
Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007 (Accession No.
0000940394-07-000176) and incorporated herein by reference.
(14)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging Markets
Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
(15)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
(16)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global Macro Fund
dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No. 134 filed March
13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
(17)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic Income
Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No. 132 filed
December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

	(18)		Investment Advisory and Administrative Services Agreement dated March 30, 2010 with Eaton
Vance Management for Eaton Vance Structured International Equity Fund filed as Exhibit (d)(19) to
Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No. 0000940394-10-
000341) and incorporated herein by reference.
	(19)		Investment Sub-Advisory Agreement dated March 30, 2010 between Eaton Vance Management and Parametric Portfolio Associates for Eaton Vance Structured International Equity Fund filed as
Exhibit (d)(20) to Post-Effective Amendment No. 155 filed March 31, 2010 (Accession No.
0000940394-10-000341) and incorporated herein by reference.
	(20)		Investment Advisory Agreement dated March 1, 2010 with Boston Management and Research for
Eaton Vance U.S. Government Money Market Fund filed as Exhibit (d)(21) to Post-Effective
Amendment No. 157 filed April 29, 2010 (Accession No. 0000940394-10-000471) and
incorporated herein by reference.
	(21)		Investment Advisory and Administrative Agreement dated August 9, 2010 with Eaton Vance
Management for Eaton Vance Global Macro Absolute Return Advantage Fund filed as Exhibit
(d)(22) to Post-Effective Amendment No. 161filed August 25, 2010 (Accession No. 0000940394-
10-000859) and incorporated herein by reference.
	(22)		Investment Advisory Agreement dated February 7, 2011 with Boston Management and Research for Eaton Vance Build America Bond Fund filed herewith.
(e)	(1)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash
Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
(6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(2)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money
Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
(6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(3)		Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free
Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(7)
to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(4)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and Eaton
Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
		(b)	Amended Schedule B dated August 9, 2010 to the Amended and Restated Distribution Agreement
between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit
(e)(4)(b) to Post-Effective Amendment No. 161 filed August 25, 2010 (Accession No.
0000940394-10-000859) and incorporated herein by reference.
	(5)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

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(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance
Special Investment Trust (File Nos. 02-27962, 811-1545) filed September 27, 2010 (Accession
No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules
(including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective
Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.
		(b)	Amended Schedule A dated March 1, 2008 to the Amended Administrative Services Agreement
dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 134 filed March
13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.
	(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-
Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.
		(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August 16,
1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.
	(3)	(a)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) filed October
27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.
		(b)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency Agreement filed as
Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance Municipals Trust II (File Nos.
33-71320, 811-8134) filed May 28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.
	(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed August 25,
2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.
	(5)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the
Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
		(b)	Amended Schedule A effective March 1, 2011 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed as Exhibit (h)(10)(b) to Post-Effective Amendment No. 109 of
Eaton Vance Special Investment Trust (File Nos. 02-27962, 811-1545) filed February 24, 2011
(Accession No. 0000940394-11-000182) and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated December 1, 2010 filed as Exhibit (i) to Post-Effective
Amendment No. 162 filed December 1, 2010 (Accession No. 0000940394-10-001172) and
incorporated herein by reference.
	(2)		Consent of Internal Counsel dated February 24, 2011 filed herewith.

C-4

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Build America Bond
Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Floating-Rate Advantage
Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton
Vance Global Dividend Income Fund, Eaton Vance Global Macro Absolute Return Advantage Fund,
Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Government Obligations Fund, Eaton
Vance High Income Opportunities Fund, Eaton Vance International Equity Fund, Eaton Vance
International Income Fund, Eaton Vance Low Duration Fund, Eaton Vance Multi-Strategy Absolute
Return Fund, Eaton Vance Parametric Structured Emerging Markets Fund, Eaton Vance Strategic
Income Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed
Global Dividend Income Fund, Eaton Vance Tax-Managed International Equity Fund, Eaton Vance
Tax-Managed Mid-Cap Core Fund, Eaton Vance Tax-Managed Multi-Cap Growth Fund, Eaton Vance
Tax-Managed Small-Cap Fund, Eaton Vance Tax-Managed Small-Cap Value Fund, Eaton Vance Tax-
Managed Value Fund and Eaton Vance U.S. Government Money Market Fund dated February 24,
2011 filed herewith.
(m)	(1)	(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment
Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment
No. 25 filed August 17, 1995 and incorporated herein by reference.
		(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.
	(2)	(a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended
April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed June 28, 2006 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective February 8, 2010 of Eaton Vance Mutual Funds Trust Class A
Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 153 filed February 25,
2010 (Accession No. 0000940394-10-000156) and incorporated herein by reference.
	(3)	(a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as Exhibit
(m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-
07-000470) and incorporated herein by reference.
		(b)	Amendment to Schedule A effective August 9, 2010 of Eaton Vance Mutual Funds Trust Class A
Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 161 filed August 25,
2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
	(4)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit
(15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual Funds Trust Class B
Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.
	(5)		Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate Advantage
Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment No. 128 filed
August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.
	(6)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit
(15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 19, 2009 of Eaton Vance Mutual Funds Trust Class C
Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 150 filed December 4,
2009 (Accession No. 0000940394-09-000964) and incorporated herein by reference.

C-5

	(7)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund
adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June
26, 2002 and incorporated herein by reference.
	(8)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate Advantage
Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment No. 128 filed
August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.
	(9)	(a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached
Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.
		(b)	Amendment to Schedule A effective November 15, 2010 of Eaton Vance Mutual Funds Trust Class
R Distribution Plan filed as Exhibit (m)(9)(b) to Post-Effective Amendment No. 162 filed December
1, 2010 (Accession No. 0000940394-10-001172) and incorporated herein by reference.
	(10)	(a)	Eaton Vance Mutual Funds Trust Amended and Restated Class C Distribution Plan adopted February
8, 2010 filed as Exhibit (m)(10) to Post-Effective Amendment No. 153 filed February 25, 2010
(Accession No. 0000940394-10-000156) and incorporated herein by reference.
		(b)	Amendment to Schedule A effective October 18, 2010 of Eaton Vance Mutual Funds Trust
Amended and Restated Class C Distribution Plan filed as Exhibit (m)(10)(b) to Post-Effective
Amendment No. 162 filed December 1, 2010 (Accession No. 0000940394-10-001172) and
incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.
	(2)		Schedule A effective August 9, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 161 filed August 25, 2010 (Accession No. 0000940394-
10-000859) and incorporated herein by reference.
	(3)		Schedule B effective November 15, 2010 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to Post-Effective Amendment No. 162 filed December 1, 2010 (Accession No.
0000940394-10-001172) and incorporated herein by reference.
	(4)		Schedule C effective November 15, 2010 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(4) to Post-Effective Amendment No. 162 filed December 1, 2010 (Accession No.
0000940394-10-001172) and incorporated herein by reference.
(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
	(2)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 filed August 25, 2010 (Accession No. 0000940394-10-000859) and
incorporated herein by reference.
	(3)		Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
December 2, 2009 filed as Exhibit (p)(3) to Post-Effective Amendment No. 100 to Eaton Vance
Special Investment Trust (File Nos. 02-27962, 811-1545) filed January 29, 2010 (Accession No.
0000940394-10-000104) and incorporated herein by reference.
	(4)		Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised
February 4, 2010 filed as Exhibit (p)(4) to Post-Effective Amendment No. 155 filed March 31,
2010 (Accession No. 0000940394-10-000341) and incorporated herein by reference.

C-6

	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 of Eaton Vance Growth Trust
(File Nos. 2-22019, 811-1241) filed October 28, 2009 (Accession No. 0000940394-09-
000808) and incorporated herein by reference.
(q)	(1)	(a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as Exhibit (q)
to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-
4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.
		(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as Exhibit (q)
to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-
4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.
		(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-
07-000470) and incorporated herein by reference.
	(2)		Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated July 1,
2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.
	(3)		Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(4)		Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit
(q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(5)		Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective
Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(6)		Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(7)		Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(8)		Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed International
Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July 1, 2003 filed as
Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(9)		Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(9)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(10)		Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(11)		Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(12)		Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.
	(13)		Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as Exhibit
(q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.
	(14)		Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit (q)(14) to
Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

C-7

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit (q)(15)
to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.
(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio,
Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed
Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Value Portfolio
and Investment Grade Income Portfolio dated November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to
Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.
(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio,
Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value
Portfolio dated November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate Portfolio,
Government Obligations Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, Strategic Income Portfolio and Tax-Managed International Equity Portfolio
dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective Amendment No. 112 filed
February 28, 2006 (Accession No. 0000940394-06-000201) and incorporated herein by reference.
(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global Growth
Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade Income Portfolio,
Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and Utilities Portfolio
dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No. 75 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed February 14, 2006 (Accession No.
0000940394-06-000187) and incorporated herein by reference.
(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit (q)(20)
to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.
(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-
07-000400) and incorporated herein by reference.
(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit (q)(22)
to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No. 0000940394-07-
000400) and incorporated herein by reference.
(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government Obligations
Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade Income Portfolio,
Investment Portfolio, International Equity Portfolio, International Income Portfolio, Tax-Managed
Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-
Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated April 23, 2007 filed as
Exhibit (q)(23) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.
(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio,
Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-Managed
International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.
(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value
Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-Effective Amendment No. 125 filed
April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.
(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio dated
April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April 30, 2007
(Accession No. 0000940394-07-000470) and incorporated herein by reference.
(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to Post-
Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.
(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as Exhibit
(q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as Exhibit
(q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.
(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.
(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating Rate Portfolio,
Global Macro Portfolio, Government Obligations Portfolio, High Income Portfolio, International
Equity Portfolio, International Income Portfolio, Investment Grade Income Portfolio, Investment
Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed
Value Portfolio dated January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No.
133 filed February 27, 2008 (Accession No. 0000940394-08-000137) and incorporated herein by reference.
(33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 and filed as
Exhibit (q)(33) to Post-Effective Amendment No. 137 filed December 18, 2008 (Accession No.
0000940394-08-001573) and incorporated herein by reference.
(34)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend Income
Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio, Floating Rate
Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income Opportunities
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade Income
Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth Portfolio, Tax-Managed
International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Growth
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and
Tax-Managed Value Portfolio dated November 17, 2008 filed as Exhibit (q)(34) to Post-Effective
Amendment No. 137 filed December 18, 2008 (Accession No. 0000940394-08-001573) and
incorporated herein by reference.
(35)	Power of Attorney for Multi-Sector Portfolio dated April 27, 2009 filed as Exhibit (q)(35) to Post-
Effective Amendment No. 144 filed June 30, 2009 (Accession No. 0000940394-09-000528)
and incorporated herein by reference.

C-9

(36)	Power of Attorney for Build America Bond Portfolio dated October 19, 2009 filed as Exhibit (q)(36)
to Post-Effective Amendment No. 148 filed November 17, 2009 (Accession No. 0000940394-09-
000877) and incorporated herein by reference.
(37)	Power of Attorney for Global Opportunities Portfolio dated October 19, 2009 filed as Exhibit (q)(37)
to Post-Effective Amendment No. 151 filed December 31, 2009 (Accession No. 0000940394-09-
001116) and incorporated herein by reference.
(38)	Power of Attorney for Global Macro Absolute Return Advantage Portfolio dated August 9, 2010 filed as Exhibit (q)(38) to Post-Effective Amendment No. 160 filed August 9, 2010 (Accession No.
0000940394-10-000840) and incorporated herein by reference.
(39)	Power of Attorney for Eaton Vance Mutual Funds Trust dated February 7, 2011 filed herewith.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379) and Eagle Global Advisors, L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None

C-10

Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None

C-11

Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None

C-12

Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

_________________________
* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, Fox Asset Management LLC located at 331 Newman Springs Road, Suite 122, Red Bank, NJ 07701, Parametric Portfolio Associates LLC located at 1918 8th Avenue, Suite 3100, Seattle, WA 98101 and Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     The Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Strategic Income Fund (each a "Fund") and its wholly owned subsidiary Eaton Vance DIF Commodity Subsidiary, Ltd. and Eaton Vance SIF Commodity Subsidiary, Ltd., (each a "Subsidiary") undertake that the Subsidiary’s books and records will be subject to inspection by the Commission to the same extent as the Fund’s books and records are subject to inspection by the Commission.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 24, 2011.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Boston Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 24, 2011.

BOSTON INCOME PORTFOLIO By: /s/ Michael W. Weilheimer Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Emerging Markets Local Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

EMERGING MARKETS LOCAL INCOME PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

FLOATING RATE PORTFOLIO By: /s/ Scott H. Page Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Global Dividend Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

GLOBAL DIVIDEND INCOME PORTFOLIO By: /s/ Judith A. Saryan Judith A. Saryan, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Judith A. Saryan	President (Chief Executive Officer)
Judith A. Saryan

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Global Macro Absolute Return Advantage Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Global Macro Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

GLOBAL MACRO PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Global Opportunities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

GLOBAL OPPORTUNITIES PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Government Obligations Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

GOVERNMENT OBLIGATIONS PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     High Income Opportunities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

HIGH INCOME OPPORTUNITIES PORTFOLIO By: /s/ Michael W. Weilheimer Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INTERNATIONAL EQUITY PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     International Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INTERNATIONAL INCOME PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INVESTMENT GRADE INCOME PORTFOLIO By: /s/ Thomas H. Luster Thomas H. Luster, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No.02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Thomas H. Luster	President (Chief Executive Officer)
Thomas H. Luster

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

INVESTMENT PORTFOLIO By: /s/ Mark S. Venezia Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Large-Cap Core Research Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

LARGE-CAP CORE RESEARCH PORTFOLIO By: /s/ Charles B. Gaffney Charles B. Gaffney, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Charles B. Gaffney	President (Chief Executive Officer)
Charles B. Gaffney

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Multi-Sector Option Strategy Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 24, 2011.

MULTI-SECTOR OPTION STRATEGY PORTFOLIO By: /s/ Payson F. Swaffield Payson F. Swaffield, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Senior Debt Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on February 24, 2011.

SENIOR DEBT PORTFOLIO By: /s/ Scott H. Page Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED GROWTH PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Mid-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED MID-CAP CORE PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Multi-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED MULTI-CAP GROWTH PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED SMALL-CAP PORTFOLIO By: /s/ Nancy B. Tooke Nancy B. Tooke, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Nancy B. Tooke	President (Chief Executive Officer)
Nancy B. Tooke

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 24, 2011.

TAX-MANAGED VALUE PORTFOLIO By: /s/ Michael R. Mach Michael R. Mach, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 24, 2011.

Signature	Title

/s/ Michael R. Mach	President (Chief Executive Officer)
Michael R. Mach

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(a) (5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended and restated February 7, 2011

(d) (22)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton
Vance Build America Bond Fund, and Boston Management and Research dated February 7, 2011

(i) (2)	Consent of Internal Counsel dated February 24, 2011

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Build America Bond
Fund, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Floating-Rate Advantage
Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton
Vance Global Dividend Income Fund, Eaton Vance Global Macro Absolute Return Advantage Fund,
Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Government Obligations Fund, Eaton
Vance High Income Opportunities Fund, Eaton Vance International Equity Fund, Eaton Vance
International Income Fund, Eaton Vance Low Duration Fund, Eaton Vance Multi-Strategy Absolute
Return Fund, Eaton Vance Parametric Structured Emerging Markets Fund, Eaton Vance Strategic
Income Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed
Global Dividend Income Fund, Eaton Vance Tax-Managed International Equity Fund, Eaton Vance
Tax-Managed Mid-Cap Core Fund, Eaton Vance Tax-Managed Multi-Cap Growth Fund, Eaton Vance
Tax-Managed Small-Cap Fund, Eaton Vance Tax-Managed Small-Cap Value Fund, Eaton Vance Tax-
Managed Value Fund and Eaton Vance U.S. Government Money Market Fund dated February 24,
2011

(q) (39)	Power of Attorney for Eaton Vance Mutual Funds Trust dated February 7, 2011